UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: November 30, 2020

*

This Form N-CSR pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Intrinsic Value Fund, MFS International Large Cap Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund. The remaining series of the Registrant have fiscal year ends other than May 31st.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
November 30, 2020
 MFS® Emerging Markets Equity Fund
FEM-SEM

MFS ® Emerging Markets Equity Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets experienced dramatic swings this year as the coronavirus pandemic brought the global economy to a standstill for several months early in the year. The speedy development of vaccines and therapeutics later brightened the economic and market outlook, but a great deal of uncertainty remains as case counts in the United States and Europe remain very high and it is still unclear how quickly vaccines can be made widely available. In the United States, political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Additional U.S. stimulus is anticipated with the Democrats in the White House and holding a majority in both houses of Congress. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of our global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
January 14, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio Structure
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	7.8%
Alibaba Group Holding Ltd., ADR	7.0%
Samsung Electronics Co. Ltd.	6.5%
Prosus N.V.	4.4%
Tencent Holdings Ltd.	4.0%
AIA Group Ltd.	2.7%
Yum China Holdings, Inc.	2.6%
Housing Development Finance Corp. Ltd.	2.5%
Sberbank of Russia	2.3%
NAVER Corp.	2.3%
GICS sectors (g)
Consumer Discretionary	20.4%
Financials	19.7%
Information Technology	17.6%
Communication Services	12.4%
Consumer Staples	10.6%
Industrials	5.4%
Materials	4.4%
Energy	3.6%
Real Estate	2.9%
Health Care	0.8%
Utilities	0.6%
Issuer country weightings (x)
China	30.7%
South Korea	13.0%
India	9.4%
Taiwan	9.0%
Hong Kong	6.8%
Russia	6.1%
Brazil	5.2%
Netherlands	4.4%
Mexico	2.3%
Other Countries	13.1%
Currency exposure weightings (y)
Hong Kong Dollar	25.3%
South Korean Won	13.0%
Taiwan Dollar	9.0%
Chinese Renminbi	8.4%
Indian Rupee	8.2%
United States Dollar	7.2%
Euro	6.5%
Russian Ruble	5.5%
Brazilian Real	5.2%
Other Currencies	11.7%

2

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2020.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2020 through November 30, 2020
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2020 through November 30, 2020.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/20	Ending Account value 11/30/20	Expenses Paid During Period (p) 6/01/20–11/30/20
A	Actual	1.31%	$1,000.00	$1,291.86	$7.53
	Hypothetical (h)	1.31%	$1,000.00	$1,018.50	$6.63
B	Actual	2.06%	$1,000.00	$1,287.04	$11.81
	Hypothetical (h)	2.06%	$1,000.00	$1,014.74	$10.40
C	Actual	2.06%	$1,000.00	$1,287.08	$11.81
	Hypothetical (h)	2.06%	$1,000.00	$1,014.74	$10.40
I	Actual	1.06%	$1,000.00	$1,293.52	$6.09
	Hypothetical (h)	1.06%	$1,000.00	$1,019.75	$5.37
R1	Actual	2.06%	$1,000.00	$1,287.10	$11.81
	Hypothetical (h)	2.06%	$1,000.00	$1,014.74	$10.40
R2	Actual	1.56%	$1,000.00	$1,290.29	$8.96
	Hypothetical (h)	1.56%	$1,000.00	$1,017.25	$7.89
R3	Actual	1.31%	$1,000.00	$1,291.95	$7.53
	Hypothetical (h)	1.31%	$1,000.00	$1,018.50	$6.63
R4	Actual	1.06%	$1,000.00	$1,293.26	$6.09
	Hypothetical (h)	1.06%	$1,000.00	$1,019.75	$5.37
R6	Actual	0.95%	$1,000.00	$1,294.34	$5.46
	Hypothetical (h)	0.95%	$1,000.00	$1,020.31	$4.81
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
11/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Airlines – 0.9%
Shanghai International Air Co., Ltd.	4,090,898	$ 48,626,587
Alcoholic Beverages – 4.2%
Ambev S.A., ADR	29,577,284	$ 78,675,576
China Resources Beer Holdings Co. Ltd.	10,678,000	79,090,197
Kweichow Moutai Co. Ltd., “A”	305,432	79,530,090
		$237,295,863
Automotive – 3.5%
Hero MotoCorp Ltd.	1,226,894	$ 51,239,139
Mahindra & Mahindra Ltd.	8,021,425	78,203,647
PT United Tractors Tbk	42,400,500	69,065,971
		$198,508,757
Biotechnology – 0.3%
Hugel Inc. (a)	95,051	$ 16,904,124
Brokerage & Asset Managers – 2.3%
B3 Brasil Bolsa Balcao S.A.	4,183,200	$ 43,827,793
Moscow Exchange MICEX-RTS PJSC	41,068,544	82,274,298
		$126,102,091
Business Services – 2.1%
Tata Consultancy Services Ltd.	3,205,037	$ 115,971,000
Computer Software - Systems – 6.5%
Samsung Electronics Co. Ltd.	6,075,475	$ 367,021,575
Conglomerates – 1.2%
Jardine Strategic Holdings Ltd.	2,795,800	$ 66,791,662
Construction – 3.3%
Gree Electric Appliances, Inc.	12,264,885	$ 124,438,297
Techtronic Industries Co. Ltd.	4,754,500	60,941,366
		$185,379,663
Consumer Services – 2.5%
51job, Inc., ADR (a)	1,038,667	$ 73,226,024
MakeMyTrip Ltd. (a)	2,790,215	69,225,234
		$142,451,258
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 8.4%
ASM Pacific Technology Ltd.	528,000	$ 6,588,730
Silicon Motion Technology Corp., ADR	688,735	27,329,005
Taiwan Semiconductor Manufacturing Co. Ltd.	25,801,695	435,793,636
		$469,711,371
Energy - Integrated – 2.4%
LUKOIL PJSC, ADR	1,106,606	$ 71,578,015
Petroleo Brasileiro S.A., ADR	6,557,398	62,754,299
		$134,332,314
Food & Beverages – 4.6%
Gruma S.A.B. de C.V.	3,280,870	$ 36,098,864
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	16,235,276	93,210,641
Orion Corp.	582,713	62,847,683
Tata Consumer Products Ltd.	2,275,578	16,531,501
Tingyi (Cayman Islands) Holding Corp.	29,538,000	49,845,768
		$258,534,457
Forest & Paper Products – 0.7%
Suzano S.A. (a)	3,769,100	$ 39,749,533
Gaming & Lodging – 0.7%
Kangwon Land, Inc.	1,965,624	$ 39,985,215
General Merchandise – 1.4%
Bim Birlesik Magazalar A.S.	4,229,342	$ 37,858,560
Walmart de Mexico S.A.B. de C.V.	16,020,056	42,209,670
		$80,068,230
Insurance – 5.8%
AIA Group Ltd.	13,742,400	$ 150,108,871
Ping An Insurance Co. of China Ltd., “H”	7,761,500	90,912,740
Samsung Fire & Marine Insurance Co. Ltd.	487,850	82,884,461
		$323,906,072
Internet – 16.2%
Alibaba Group Holding Ltd., ADR (a)	1,484,954	$ 391,077,486
Baidu, Inc., ADR (a)	372,061	51,712,758
NAVER Corp.	506,812	127,457,849
NetEase.com, Inc., ADR	1,223,337	110,552,965
Tencent Holdings Ltd.	3,119,200	226,564,091
		$907,365,149
Leisure & Toys – 4.4%
Prosus N.V.	2,267,004	$ 244,866,365
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.0%
Doosan Bobcat, Inc.	1,104,318	$ 30,061,002
Haitian International Holdings Ltd.	9,564,000	25,846,087
		$55,907,089
Major Banks – 2.6%
ABSA Group Ltd.	8,765,779	$ 62,377,196
China Construction Bank	110,878,490	85,286,709
		$147,663,905
Metals & Mining – 1.6%
Alrosa PJSC	3,717,300	$ 4,283,058
Lundin Mining Corp.	6,115,220	48,876,556
Vale S.A., ADR	2,643,800	38,493,728
		$91,653,342
Network & Telecom – 0.7%
VTech Holdings Ltd.	4,815,500	$ 37,089,859
Other Banks & Diversified Financials – 9.0%
Banco de Chile	268,503,178	$ 23,664,508
Credicorp Ltd.	204,194	31,427,499
E.Sun Financial Holding Co. Ltd.	45,560,282	40,201,424
Grupo Financiero Inbursa S.A. de C.V. (a)	21,710,140	21,194,249
HDFC Bank Ltd. (a)	1,270,415	24,501,536
Housing Development Finance Corp. Ltd.	4,640,067	141,678,566
Komercni Banka A.S. (a)	1,238,706	33,081,955
Metropolitan Bank & Trust Co.	23,485,701	23,356,055
Public Bank Berhad	8,700,451	37,159,511
Sberbank of Russia	39,075,859	127,799,941
Tisco Financial Group PLC	756,200	1,962,370
		$506,027,614
Pharmaceuticals – 0.5%
Genomma Lab Internacional S.A., “B” (a)	28,291,709	$ 27,647,419
Precious Metals & Minerals – 1.2%
Gold Fields Ltd., ADR	4,169,196	$ 36,313,697
Polymetal International PLC	1,475,387	30,810,029
		$67,123,726
Real Estate – 2.9%
Aldar Properties PJSC	29,249,567	$ 24,105,007
ESR Cayman Ltd. (a)	15,662,800	47,184,108
Hang Lung Properties Ltd.	14,811,000	36,726,304
Multiplan Empreendimentos Imobiliarios S.A.	7,262,522	30,731,581
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Swire Properties Ltd.	7,648,400	$ 23,336,795
		$162,083,795
Restaurants – 2.6%
Yum China Holdings, Inc.	2,559,465	$ 144,302,637
Specialty Chemicals – 0.8%
PTT Global Chemical PLC	24,964,700	$ 47,247,242
Telecommunications - Wireless – 0.5%
Mobile TeleSystems PJSC, ADR	2,945,727	$ 25,421,624
Telephone Services – 2.7%
Hellenic Telecommunications Organization S.A.	7,086,142	$ 118,084,334
PT Telekomunikasi Indonesia	143,404,000	32,804,173
		$150,888,507
Tobacco – 0.3%
PT Hanjaya Mandala Sampoerna Tbk	174,432,900	$ 18,839,247
Utilities - Electric Power – 0.6%
CESC Ltd.	4,271,953	$ 33,383,792
Total Common Stocks (Identified Cost, $4,439,276,222)		$5,518,851,084
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 0.1% (v) (Identified Cost, $50,888,458)	50,888,458	$ 50,888,457
Other Assets, Less Liabilities – 0.7%		39,907,399
Net Assets – 100.0%		$5,609,646,940

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $50,888,457 and $5,518,851,084, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
9

Financial Statements
Statement of Assets and Liabilities
At 11/30/20 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $4,439,276,222)	$5,518,851,084
Investments in affiliated issuers, at value (identified cost, $50,888,458)	50,888,457
Cash	857,058
Foreign currency, at value (identified cost, $1,463,628)	1,464,966
Receivables for
Investments sold	69,370,029
Fund shares sold	26,013,943
Dividends	698,066
Other assets	7,662
Total assets	$5,668,151,265
Liabilities
Payables for
Investments purchased	$49,598,362
Fund shares reacquired	468,522
Payable to affiliates
Investment adviser	463,672
Administrative services fee	6,037
Shareholder servicing costs	127,088
Distribution and service fees	6,147
Payable for independent Trustees' compensation	3,028
Deferred country tax expense payable	7,327,107
Accrued expenses and other liabilities	504,362
Total liabilities	$58,504,325
Net assets	$5,609,646,940
Net assets consist of
Paid-in capital	$4,846,628,167
Total distributable earnings (loss)	763,018,773
Net assets	$5,609,646,940
Shares of beneficial interest outstanding	146,448,687
10

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$148,330,280	4,081,474	$36.34
Class B	2,475,298	74,591	33.18
Class C	10,461,232	323,181	32.37
Class I	125,721,851	3,278,886	38.34
Class R1	2,176,440	68,183	31.92
Class R2	3,801,751	114,945	33.07
Class R3	4,293,881	118,910	36.11
Class R4	2,368,948	65,349	36.25
Class R6	5,310,017,259	138,323,168	38.39

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $38.56 [100 / 94.25 x $36.34]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
11

Financial Statements
Statement of Operations
Six months ended 11/30/20 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$58,810,501
Other	385,732
Dividends from affiliated issuers	51,838
Foreign taxes withheld	(7,306,019)
Total investment income	$51,942,052
Expenses
Management fee	$21,545,191
Distribution and service fees	260,857
Shareholder servicing costs	235,088
Administrative services fee	279,077
Independent Trustees' compensation	19,892
Custodian fee	1,034,933
Shareholder communications	22,028
Audit and tax fees	49,141
Legal fees	14,719
Miscellaneous	132,016
Total expenses	$23,592,942
Reduction of expenses by investment adviser and distributor	(886,628)
Net expenses	$22,706,314
Net investment income (loss)	$29,235,738
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$5,346,707
Affiliated issuers	(5,594)
Foreign currency	(1,388,574)
Net realized gain (loss)	$3,952,539
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $7,327,107 increase in deferred country tax)	$1,102,990,399
Affiliated issuers	(886)
Translation of assets and liabilities in foreign currencies	(99,207)
Net unrealized gain (loss)	$1,102,890,306
Net realized and unrealized gain (loss)	$1,106,842,845
Change in net assets from operations	$1,136,078,583
See Notes to Financial Statements
12

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20
Change in net assets
From operations
Net investment income (loss)	$29,235,738	$68,641,755
Net realized gain (loss)	3,952,539	(284,327,630)
Net unrealized gain (loss)	1,102,890,306	(169,737,645)
Change in net assets from operations	$1,136,078,583	$(385,423,520)
Total distributions to shareholders	$—	$(68,825,844)
Change in net assets from fund share transactions	$897,035,460	$1,989,747,868
Total change in net assets	$2,033,114,043	$1,535,498,504
Net assets
At beginning of period	3,576,532,897	2,041,034,393
At end of period	$5,609,646,940	$3,576,532,897
See Notes to Financial Statements
13

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$28.13	$31.63	$34.99	$30.39	$24.05	$27.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.58	$0.24	$0.10	$0.16(c)	$0.16
Net realized and unrealized gain (loss)	8.04	(3.50)	(3.46)	4.53	6.32	(3.95)
Total from investment operations	$8.21	$(2.92)	$(3.22)	$4.63	$6.48	$(3.79)
Less distributions declared to shareholders
From net investment income	$—	$(0.58)	$(0.14)	$(0.03)	$(0.14)	$(0.03)
Net asset value, end of period (x)	$36.34	$28.13	$31.63	$34.99	$30.39	$24.05
Total return (%) (r)(s)(t)(x)	29.19(n)	(9.55)	(9.19)	15.24	27.04(c)	(13.59)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35(a)	1.39	1.44	1.49	1.63(c)	1.73
Expenses after expense reductions (f)	1.31(a)	1.30	1.42	1.48	1.61(c)	1.70
Net investment income (loss)	1.01(a)(l)	1.82	0.72	0.28	0.60(c)	0.64
Portfolio turnover	23(n)	32	27	24	43	55
Net assets at end of period (000 omitted)	$148,330	$118,726	$120,862	$154,713	$116,512	$114,533
See Notes to Financial Statements
14

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$25.78	$29.01	$32.18	$28.15	$22.32	$26.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.35	$(0.01)	$(0.15)	$(0.05)(c)	$(0.01)
Net realized and unrealized gain (loss)	7.35	(3.26)	(3.16)	4.18	5.88	(3.70)
Total from investment operations	$7.40	$(2.91)	$(3.17)	$4.03	$5.83	$(3.71)
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$—	$—	$—	$—
Net asset value, end of period (x)	$33.18	$25.78	$29.01	$32.18	$28.15	$22.32
Total return (%) (r)(s)(t)(x)	28.70(n)	(10.24)	(9.85)	14.32	26.12(c)	(14.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10(a)	2.13	2.19	2.24	2.38(c)	2.48
Expenses after expense reductions (f)	2.06(a)	2.06	2.17	2.23	2.37(c)	2.45
Net investment income (loss)	0.34(a)(l)	1.19	(0.04)	(0.48)	(0.20)(c)	(0.03)
Portfolio turnover	23(n)	32	27	24	43	55
Net assets at end of period (000 omitted)	$2,475	$2,393	$3,672	$5,385	$5,786	$5,777

Class C	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$25.15	$28.33	$31.42	$27.49	$21.80	$25.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.33	$(0.01)	$(0.15)	$(0.05)(c)	$(0.01)
Net realized and unrealized gain (loss)	7.17	(3.17)	(3.08)	4.08	5.74	(3.61)
Total from investment operations	$7.22	$(2.84)	$(3.09)	$3.93	$5.69	$(3.62)
Less distributions declared to shareholders
From net investment income	$—	$(0.34)	$—	$—	$—	$—
Net asset value, end of period (x)	$32.37	$25.15	$28.33	$31.42	$27.49	$21.80
Total return (%) (r)(s)(t)(x)	28.71(n)	(10.23)	(9.83)	14.30	26.10(c)	(14.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10(a)	2.13	2.19	2.24	2.38(c)	2.48
Expenses after expense reductions (f)	2.06(a)	2.06	2.17	2.23	2.37(c)	2.45
Net investment income (loss)	0.35(a)(l)	1.16	(0.04)	(0.49)	(0.21)(c)	(0.04)
Portfolio turnover	23(n)	32	27	24	43	55
Net assets at end of period (000 omitted)	$10,461	$10,082	$14,116	$17,790	$22,567	$20,132
See Notes to Financial Statements
15

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$29.64	$33.29	$36.85	$32.00	$25.31	$29.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.66	$0.32	$0.21	$0.21(c)	$0.30
Net realized and unrealized gain (loss)	8.48	(3.65)	(3.63)	4.74	6.69	(4.22)
Total from investment operations	$8.70	$(2.99)	$(3.31)	$4.95	$6.90	$(3.92)
Less distributions declared to shareholders
From net investment income	$—	$(0.66)	$(0.25)	$(0.10)	$(0.21)	$(0.08)
Net asset value, end of period (x)	$38.34	$29.64	$33.29	$36.85	$32.00	$25.31
Total return (%) (r)(s)(t)(x)	29.35(n)	(9.32)	(8.96)	15.48	27.41(c)	(13.38)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10(a)	1.15	1.20	1.24	1.38(c)	1.47
Expenses after expense reductions (f)	1.06(a)	1.06	1.17	1.23	1.36(c)	1.45
Net investment income (loss)	1.23(a)(l)	1.98	0.92	0.59	0.74(c)	1.18
Portfolio turnover	23(n)	32	27	24	43	55
Net assets at end of period (000 omitted)	$125,722	$94,350	$69,443	$62,565	$33,855	$19,942

Class R1	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$24.80	$27.97	$31.17	$27.26	$21.62	$25.21
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.30	$(0.05)	$(0.14)	$(0.05)(c)	$(0.00)(w)
Net realized and unrealized gain (loss)	7.08	(3.09)	(3.04)	4.05	5.69	(3.59)
Total from investment operations	$7.12	$(2.79)	$(3.09)	$3.91	$5.64	$(3.59)
Less distributions declared to shareholders
From net investment income	$—	$(0.38)	$(0.11)	$—	$—	$—
Net asset value, end of period (x)	$31.92	$24.80	$27.97	$31.17	$27.26	$21.62
Total return (%) (r)(s)(t)(x)	28.71(n)	(10.22)	(9.89)	14.34	26.09(c)	(14.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10(a)	2.14	2.19	2.24	2.38(c)	2.48
Expenses after expense reductions (f)	2.06(a)	2.06	2.17	2.24	2.37(c)	2.46
Net investment income (loss)	0.26(a)(l)	1.08	(0.18)	(0.45)	(0.23)(c)	(0.02)
Portfolio turnover	23(n)	32	27	24	43	55
Net assets at end of period (000 omitted)	$2,176	$1,742	$1,844	$637	$457	$376
See Notes to Financial Statements
16

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$25.64	$28.87	$31.96	$27.81	$22.05	$25.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.49	$0.14	$0.01	$0.05(c)	$0.06
Net realized and unrealized gain (loss)	7.30	(3.22)	(3.15)	4.14	5.82	(3.59)
Total from investment operations	$7.43	$(2.73)	$(3.01)	$4.15	$5.87	$(3.53)
Less distributions declared to shareholders
From net investment income	$—	$(0.50)	$(0.08)	$—	$(0.11)	$(0.03)
Net asset value, end of period (x)	$33.07	$25.64	$28.87	$31.96	$27.81	$22.05
Total return (%) (r)(s)(t)(x)	28.98(n)	(9.76)	(9.42)	14.92	26.72(c)	(13.80)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60(a)	1.63	1.69	1.74	1.88(c)	1.98
Expenses after expense reductions (f)	1.56(a)	1.56	1.67	1.73	1.87(c)	1.96
Net investment income (loss)	0.84(a)(l)	1.68	0.48	0.03	0.21(c)	0.27
Portfolio turnover	23(n)	32	27	24	43	55
Net assets at end of period (000 omitted)	$3,802	$3,431	$4,614	$6,067	$4,643	$3,358

Class R3	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$27.95	$31.47	$34.84	$30.27	$23.94	$27.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.51	$0.21	$0.09	$0.16(c)	$0.24
Net realized and unrealized gain (loss)	7.92	(3.41)	(3.42)	4.51	6.29	(4.00)
Total from investment operations	$8.16	$(2.90)	$(3.21)	$4.60	$6.45	$(3.76)
Less distributions declared to shareholders
From net investment income	$—	$(0.62)	$(0.16)	$(0.03)	$(0.12)	$—
Net asset value, end of period (x)	$36.11	$27.95	$31.47	$34.84	$30.27	$23.94
Total return (%) (r)(s)(t)(x)	29.19(n)	(9.55)	(9.19)	15.20	27.06(c)	(13.57)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35(a)	1.39	1.44	1.49	1.63(c)	1.72
Expenses after expense reductions (f)	1.31(a)	1.31	1.42	1.48	1.62(c)	1.70
Net investment income (loss)	1.49(a)(l)	1.64	0.66	0.26	0.61(c)	0.97
Portfolio turnover	23(n)	32	27	24	43	55
Net assets at end of period (000 omitted)	$4,294	$6,246	$2,405	$2,465	$2,072	$1,947
See Notes to Financial Statements
17

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$28.03	$31.47	$34.85	$30.26	$23.96	$27.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.81	$0.30	$0.17	$0.21(c)	$0.22
Net realized and unrealized gain (loss)	7.99	(3.63)	(3.43)	4.52	6.30	(3.93)
Total from investment operations	$8.22	$(2.82)	$(3.13)	$4.69	$6.51	$(3.71)
Less distributions declared to shareholders
From net investment income	$—	$(0.62)	$(0.25)	$(0.10)	$(0.21)	$(0.10)
Net asset value, end of period (x)	$36.25	$28.03	$31.47	$34.85	$30.26	$23.96
Total return (%) (r)(s)(t)(x)	29.33(n)	(9.31)	(8.97)	15.52	27.32(c)	(13.35)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10(a)	1.13	1.19	1.24	1.38(c)	1.48
Expenses after expense reductions (f)	1.06(a)	1.06	1.17	1.23	1.37(c)	1.46
Net investment income (loss)	1.41(a)(l)	2.54	0.93	0.49	0.77(c)	0.90
Portfolio turnover	23(n)	32	27	24	43	55
Net assets at end of period (000 omitted)	$2,369	$2,673	$6,917	$7,023	$4,817	$3,940

Class R6	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$29.66	$33.30	$36.86	$32.00	$25.32	$29.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.70	$0.37	$0.23	$0.24(c)	$0.25
Net realized and unrealized gain (loss)	8.51	(3.64)	(3.65)	4.76	6.67	(4.14)
Total from investment operations	$8.73	$(2.94)	$(3.28)	$4.99	$6.91	$(3.89)
Less distributions declared to shareholders
From net investment income	$—	$(0.70)	$(0.28)	$(0.13)	$(0.23)	$(0.13)
Net asset value, end of period (x)	$38.39	$29.66	$33.30	$36.86	$32.00	$25.32
Total return (%) (r)(s)(t)(x)	29.43(n)	(9.21)	(8.86)	15.60	27.49(c)	(13.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98(a)	1.03	1.06	1.14	1.28(c)	1.36
Expenses after expense reductions (f)	0.95(a)	0.95	1.04	1.13	1.26(c)	1.34
Net investment income (loss)	1.25(a)(l)	2.10	1.07	0.64	0.86(c)	0.99
Portfolio turnover	23(n)	32	27	24	43	55
Net assets at end of period (000 omitted)	$5,310,017	$3,336,889	$1,817,161	$1,327,862	$875,711	$588,772

See Notes to Financial Statements
18

Financial Highlights – continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
19

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the
20

Notes to Financial Statements (unaudited) - continued
particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or
21

Notes to Financial Statements (unaudited) - continued
published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$1,267,206,568	$454,200,617	$—	$1,721,407,185
South Korea	82,884,461	644,277,448	—	727,161,909
India	279,931,382	250,803,033	—	530,734,415
Taiwan	67,530,429	435,793,636	—	503,324,065
Hong Kong	224,885,986	156,697,601	—	381,583,587
Russia	25,421,624	316,745,341	—	342,166,965
Brazil	294,232,510	—	—	294,232,510
Netherlands	—	244,866,365	—	244,866,365
Mexico	127,150,202	—	—	127,150,202
Other Countries	516,471,252	129,752,629	—	646,223,881
Mutual Funds	50,888,457	—	—	50,888,457
Total	$2,936,602,871	$2,633,136,670	$—	$5,569,739,541
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business,
22

Notes to Financial Statements (unaudited) - continued
the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/20
Ordinary income (including any short-term capital gains)	$68,825,844
23

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/20
Cost of investments	$4,538,857,464
Gross appreciation	1,225,069,475
Gross depreciation	(194,187,398)
Net unrealized appreciation (depreciation)	$1,030,882,077
As of 5/31/20
Undistributed ordinary income	12,713,136
Capital loss carryforwards	(305,958,625)
Other temporary differences	(379,776)
Net unrealized appreciation (depreciation)	(79,434,545)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of May 31, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$133,926,259
Long-Term	172,032,366
Total	$305,958,625
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. On October 2, 2020, the fund announced that effective December 21, 2020, the time period will be shortened for the automatic conversion of Class C shares to Class A shares, of the same fund, from approximately ten years to approximately eight years after purchase. On or about December 21, 2020, any Class C shares that have an original purchase date of December 31, 2012 or
24

Notes to Financial Statements (unaudited) - continued
earlier will convert to Class A shares, of the same fund. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/20	Year ended 5/31/20
Class A	$—	$2,319,285
Class B	—	35,142
Class C	—	156,722
Class I	—	1,762,494
Class R1	—	25,621
Class R2	—	75,352
Class R3	—	128,665
Class R4	—	57,249
Class R6	—	64,265,314
Total	$—	$68,825,844
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	1.05%
In excess of $500 million and up to $1 billion	0.95%
In excess of $1 billion and up to $4 billion	0.90%
In excess of $4 billion	0.85%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended November 30, 2020, this management fee reduction amounted to $263,954, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2020 was equivalent to an annual effective rate of 0.90% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.31%	2.06%	2.06%	1.06%	2.06%	1.56%	1.31%	1.06%	0.95%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2021. For the six months ended November 30, 2020, this reduction amounted to $621,283, which is included in the reduction of total expenses in the Statement of Operations.
25

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $25,258 for the six months ended November 30, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 170,053
Class B	0.75%	0.25%	1.00%	1.00%	12,541
Class C	0.75%	0.25%	1.00%	1.00%	52,792
Class R1	0.75%	0.25%	1.00%	1.00%	10,304
Class R2	0.25%	0.25%	0.50%	0.50%	9,170
Class R3	—	0.25%	0.25%	0.25%	5,997
Total Distribution and Service Fees					$260,857
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2020 based on each class's average daily net assets.MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2020, this rebate amounted to $1,371, $8, and $12 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2020, were as follows:
Amount
Class A	$746
Class B	1,803
Class C	252
26

Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2020, the fee was $50,347, which equated to 0.0021% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $184,741.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2020 was equivalent to an annual effective rate of 0.0118% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended November 30, 2020, the fund engaged in purchase transactions pursuant to this policy, which amounted to $2,735,708.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2020, this reimbursement amounted to $385,290, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended November 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $1,987,169,020 and $1,043,938,088, respectively.
27

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/20		Year ended 5/31/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	440,556	$14,637,045	1,190,435	$37,819,440
Class B	767	23,360	935	29,943
Class C	15,850	468,335	63,962	1,887,319
Class I	618,281	21,629,695	2,368,864	79,671,976
Class R1	3,777	105,766	6,990	196,313
Class R2	11,191	337,733	48,382	1,428,605
Class R3	44,311	1,456,280	196,269	6,193,038
Class R4	4,231	141,082	32,464	982,320
Class R6	26,416,813	925,596,792	61,542,850	2,061,826,062
	27,555,777	$964,396,088	65,451,151	$2,190,035,016
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	64,558	$2,205,955
Class B	—	—	1,098	34,499
Class C	—	—	4,234	129,803
Class I	—	—	41,583	1,495,334
Class R1	—	—	848	25,621
Class R2	—	—	2,324	72,434
Class R3	—	—	3,790	128,665
Class R4	—	—	1,684	57,249
Class R6	—	—	1,778,620	63,959,158
	—	$—	1,898,739	$68,108,718
Shares reacquired
Class A	(579,387)	$(18,996,270)	(856,185)	$(26,625,828)
Class B	(18,986)	(570,920)	(35,822)	(1,026,904)
Class C	(93,517)	(2,756,644)	(165,669)	(4,665,492)
Class I	(522,184)	(18,223,611)	(1,313,702)	(40,785,503)
Class R1	(5,832)	(170,926)	(3,539)	(98,749)
Class R2	(30,079)	(895,582)	(76,705)	(2,265,930)
Class R3	(148,848)	(4,812,609)	(53,024)	(1,668,144)
Class R4	(34,273)	(1,134,247)	(158,577)	(5,091,946)
Class R6	(590,911)	(19,799,819)	(5,386,290)	(186,167,370)
	(2,024,017)	$(67,360,628)	(8,049,513)	$(268,395,866)
28

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/20		Year ended 5/31/20
	Shares	Amount	Shares	Amount
Net change
Class A	(138,831)	$(4,359,225)	398,808	$13,399,567
Class B	(18,219)	(547,560)	(33,789)	(962,462)
Class C	(77,667)	(2,288,309)	(97,473)	(2,648,370)
Class I	96,097	3,406,084	1,096,745	40,381,807
Class R1	(2,055)	(65,160)	4,299	123,185
Class R2	(18,888)	(557,849)	(25,999)	(764,891)
Class R3	(104,537)	(3,356,329)	147,035	4,653,559
Class R4	(30,042)	(993,165)	(124,429)	(4,052,377)
Class R6	25,825,902	905,796,973	57,935,180	1,939,617,850
	25,531,760	$897,035,460	59,300,377	$1,989,747,868
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund and the MFS Growth Allocation Fund were the owners of record of approximately 92% and 1% of the value of outstanding voting shares of the fund. In addition, the MFS Aggresive Growth Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of the outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2020, the fund’s commitment fee and interest expense were $8,918 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
29

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$72,639,421	$712,695,320	$734,439,804	$(5,594)	$(886)	$50,888,457

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$51,838	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.
30

Board Review of Investment Advisory Agreement
MFS Emerging Markets Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2020 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2019 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)
31

Board Review of Investment Advisory Agreement - continued
information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the ten-, five- three- and one-year periods ended December 31, 2019.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’
32

Board Review of Investment Advisory Agreement - continued
approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $500 million, $1 billion and $4 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
33

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2020.
34

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
35

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
November 30, 2020
 MFS® International Growth Fund
FGF-SEM

MFS ® International Growth Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets experienced dramatic swings this year as the coronavirus pandemic brought the global economy to a standstill for several months early in the year. The speedy development of vaccines and therapeutics later brightened the economic and market outlook, but a great deal of uncertainty remains as case counts in the United States and Europe remain very high and it is still unclear how quickly vaccines can be made widely available. In the United States, political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Additional U.S. stimulus is anticipated with the Democrats in the White House and holding a majority in both houses of Congress. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of our global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
January 14, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Nestle S.A.	4.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.5%
Roche Holding AG	4.3%
LVMH Moet Hennessy Louis Vuitton SE	3.8%
AIA Group Ltd.	3.4%
Novartis AG	3.0%
SAP SE	2.9%
Tencent Holdings Ltd.	2.9%
Schneider Electric SE	2.9%
Linde PLC	2.5%
GICS sectors (g)
Consumer Staples	17.7%
Information Technology	16.1%
Industrials	13.8%
Health Care	13.4%
Consumer Discretionary	13.0%
Materials	9.8%
Financials	9.3%
Communication Services	4.7%
Energy	0.6%
Utilities	0.5%
Issuer country weightings (x)
France	18.8%
Switzerland	13.3%
Japan	8.0%
Canada	7.7%
United Kingdom	7.2%
Germany	7.0%
United States	6.6%
China	5.8%
Taiwan	5.7%
Other Countries	19.9%
Currency exposure weightings (y)
Euro	31.4%
Swiss Franc	13.3%
Hong Kong Dollar	8.8%
British Pound Sterling	8.5%
Japanese Yen	8.0%
United States Dollar	7.0%
Taiwan Dollar	5.7%
Canadian Dollar	5.2%
Indian Rupee	4.7%
Other Currencies	7.4%

2

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2020.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2020 through November 30, 2020
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2020 through November 30, 2020.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/20	Ending Account Value 11/30/20	Expenses Paid During Period (p) 6/01/20-11/30/20
A	Actual	1.05%	$1,000.00	$1,207.07	$5.81
	Hypothetical (h)	1.05%	$1,000.00	$1,019.80	$5.32
B	Actual	1.80%	$1,000.00	$1,202.68	$9.94
	Hypothetical (h)	1.80%	$1,000.00	$1,016.04	$9.10
C	Actual	1.80%	$1,000.00	$1,202.63	$9.94
	Hypothetical (h)	1.80%	$1,000.00	$1,016.04	$9.10
I	Actual	0.81%	$1,000.00	$1,208.48	$4.48
	Hypothetical (h)	0.81%	$1,000.00	$1,021.01	$4.10
R1	Actual	1.80%	$1,000.00	$1,202.56	$9.94
	Hypothetical (h)	1.80%	$1,000.00	$1,016.04	$9.10
R2	Actual	1.30%	$1,000.00	$1,205.68	$7.19
	Hypothetical (h)	1.30%	$1,000.00	$1,018.55	$6.58
R3	Actual	1.06%	$1,000.00	$1,207.31	$5.87
	Hypothetical (h)	1.06%	$1,000.00	$1,019.75	$5.37
R4	Actual	0.81%	$1,000.00	$1,208.94	$4.49
	Hypothetical (h)	0.81%	$1,000.00	$1,021.01	$4.10
R6	Actual	0.71%	$1,000.00	$1,209.17	$3.93
	Hypothetical (h)	0.71%	$1,000.00	$1,021.51	$3.60
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
11/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 0.9%
Rolls-Royce Holdings PLC (a)	80,028,566	$ 112,771,438
Airlines – 0.3%
Japan Airport Terminal Co. Ltd. (l)	707,400	$ 40,819,174
Alcoholic Beverages – 4.0%
Diageo PLC	7,295,133	$ 279,423,250
Pernod Ricard S.A.	1,136,380	216,312,895
		$495,736,145
Apparel Manufacturers – 5.5%
Burberry Group PLC	2,951,504	$ 67,856,458
Kering S.A.	199,167	143,102,912
LVMH Moet Hennessy Louis Vuitton SE	811,607	465,658,040
		$676,617,410
Automotive – 1.3%
Koito Manufacturing Co. Ltd.	1,678,100	$ 100,376,485
Mahindra & Mahindra Ltd.	6,374,345	62,145,695
		$162,522,180
Biotechnology – 0.2%
Hugel Inc. (a)	131,515	$ 23,388,980
Business Services – 4.0%
Accenture PLC, “A”	637,642	$ 158,830,246
Experian PLC	5,024,688	177,246,650
Infosys Technologies Ltd., ADR	10,061,704	153,139,135
		$489,216,031
Computer Software – 4.4%
Dassault Systemes S.A.	326,766	$ 60,254,788
Kingsoft Corp.	4,856,000	24,476,868
OBIC Co. Ltd.	358,000	80,481,418
SAP SE	2,970,116	360,475,477
Wisetech Global Ltd.	772,298	17,517,375
		$543,205,926
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 3.4%
Amadeus IT Group S.A.	1,366,290	$ 93,057,167
Hitachi Ltd.	6,509,600	245,969,696
NICE Systems Ltd., ADR (a)	316,893	77,233,162
		$416,260,025
Consumer Products – 5.8%
Kao Corp.	1,281,300	$ 95,472,070
KOSE Corp.	440,600	67,909,354
L'Oréal	840,755	306,889,750
Reckitt Benckiser Group PLC	2,671,887	234,523,846
		$704,795,020
Consumer Services – 0.4%
51job, Inc., ADR (a)	666,461	$ 46,985,501
Electrical Equipment – 4.5%
Legrand S.A.	769,475	$ 64,944,377
Prysmian S.p.A.	4,153,155	136,269,367
Schneider Electric SE	2,543,249	352,809,282
		$554,023,026
Electronics – 5.7%
Delta Electronics, Inc.	18,313,000	$ 144,551,205
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,697,849	552,805,310
		$697,356,515
Energy - Independent – 0.6%
Oil Search Ltd.	26,930,647	$ 71,066,797
Food & Beverages – 6.7%
Danone S.A.	3,540,635	$ 226,770,440
Nestle S.A.	5,290,734	590,382,635
		$817,153,075
Gaming & Lodging – 1.3%
Flutter Entertainment PLC (a)	878,428	$ 160,922,794
General Merchandise – 0.3%
Walmart de Mexico S.A.B. de C.V.	13,167,590	$ 34,693,988
Insurance – 3.4%
AIA Group Ltd.	38,087,400	$ 416,030,434
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 6.5%
Alibaba Group Holding Ltd. (a)	6,676,900	$ 219,509,018
NAVER Corp.	884,261	222,382,274
Tencent Holdings Ltd.	4,857,800	352,847,859
		$794,739,151
Leisure & Toys – 1.0%
BANDAI NAMCO Holdings, Inc.	1,366,500	$ 124,738,937
Machinery & Tools – 3.7%
GEA Group AG	2,492,659	$ 85,365,442
Ingersoll Rand, Inc. (a)	2,225,701	98,531,783
Ritchie Bros. Auctioneers, Inc.	3,744,999	269,361,944
		$453,259,169
Major Banks – 1.2%
DBS Group Holdings Ltd.	7,974,900	$ 147,868,251
Medical & Health Technology & Services – 0.3%
Alcon, Inc. (a)	526,487	$ 33,732,537
Medical Equipment – 5.0%
EssilorLuxottica (a)	1,630,163	$ 235,212,563
Mettler-Toledo International, Inc. (a)	95,681	110,036,977
QIAGEN N.V. (a)	2,652,141	127,841,391
Terumo Corp.	3,392,300	134,216,221
		$607,307,152
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	13,890,000	$ 65,944,325
Other Banks & Diversified Financials – 4.7%
AEON Financial Service Co. Ltd.	4,229,400	$ 45,934,269
Credicorp Ltd.	307,067	47,260,682
Element Fleet Management Corp.	9,617,583	97,827,267
Grupo Financiero Banorte S.A. de C.V. (a)	16,897,652	84,604,268
HDFC Bank Ltd. (a)	14,750,952	284,490,489
Komercni Banka A.S. (a)	749,375	20,013,457
		$580,130,432
Pharmaceuticals – 9.9%
Bayer AG	2,490,153	$ 143,380,258
Novartis AG	4,118,180	373,497,926
Novo Nordisk A.S., “B”	2,389,163	160,460,213
Roche Holding AG	1,613,790	530,377,304
		$1,207,715,701
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Precious Metals & Minerals – 2.2%
Agnico-Eagle Mines Ltd.	2,569,143	$ 168,368,184
Franco-Nevada Corp.	766,434	102,020,055
		$270,388,239
Railroad & Shipping – 2.5%
Canadian National Railway Co.	2,834,762	$ 303,461,272
Specialty Chemicals – 7.6%
Akzo Nobel N.V.	1,492,589	$ 158,565,593
L'Air Liquide S.A.	1,372,863	224,793,582
Linde PLC	1,209,424	308,585,415
Sika AG	404,866	103,154,632
Symrise AG	1,078,483	135,079,247
		$930,178,469
Specialty Stores – 0.1%
Ocado Group PLC (a)	388,165	$ 11,420,834
Tobacco – 1.0%
ITC Ltd.	27,568,108	$ 71,708,707
Japan Tobacco, Inc.	2,290,600	46,338,369
		$118,047,076
Total Common Stocks (Identified Cost, $8,310,485,299)		$12,112,496,004
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 0.1% (v) (Identified Cost, $127,379,416)	127,379,888	$ 127,379,888
Other Assets, Less Liabilities – 0.1%		10,167,332
Net Assets – 100.0%		$12,250,043,224

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $127,379,888 and $12,112,496,004, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
9

Financial Statements
Statement of Assets and Liabilities
At 11/30/20 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $2,812,030 of securities on loan (identified cost, $8,310,485,299)	$12,112,496,004
Investments in affiliated issuers, at value (identified cost, $127,379,416)	127,379,888
Foreign currency, at value (identified cost, $9,900,979)	9,880,502
Receivables for
Investments sold	369
Fund shares sold	12,369,608
Interest and dividends	33,563,234
Total assets	$12,295,689,605
Liabilities
Payables for
Investments purchased	$32,340,061
Fund shares reacquired	3,682,878
Payable to affiliates
Investment adviser	913,774
Administrative services fee	6,037
Shareholder servicing costs	1,003,331
Distribution and service fees	30,559
Payable for independent Trustees' compensation	8,075
Deferred country tax expense payable	7,226,976
Accrued expenses and other liabilities	434,690
Total liabilities	$45,646,381
Net assets	$12,250,043,224
Net assets consist of
Paid-in capital	$8,439,619,796
Total distributable earnings (loss)	3,810,423,428
Net assets	$12,250,043,224
Shares of beneficial interest outstanding	292,091,296
10

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$665,320,547	16,375,487	$40.63
Class B	2,763,168	73,223	37.74
Class C	42,302,089	1,157,200	36.56
Class I	3,157,543,775	69,206,676	45.62
Class R1	6,322,772	176,891	35.74
Class R2	39,960,712	1,082,145	36.93
Class R3	160,635,716	3,986,305	40.30
Class R4	281,530,547	6,892,566	40.85
Class R6	7,893,663,898	193,140,803	40.87

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $43.11 [100 / 94.25 x $40.63]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
11

Financial Statements
Statement of Operations
Six months ended 11/30/20 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$78,424,150
Income on securities loaned	102,598
Dividends from affiliated issuers	61,760
Other	1,208
Foreign taxes withheld	(8,641,600)
Total investment income	$69,948,116
Expenses
Management fee	$40,718,675
Distribution and service fees	1,297,272
Shareholder servicing costs	2,005,715
Administrative services fee	285,063
Independent Trustees' compensation	48,092
Custodian fee	842,199
Shareholder communications	118,715
Audit and tax fees	39,938
Legal fees	42,466
Miscellaneous	253,953
Total expenses	$45,652,088
Reduction of expenses by investment adviser and distributor	(660,742)
Net expenses	$44,991,346
Net investment income (loss)	$24,956,770
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$58,858,756
Affiliated issuers	(4,426)
Foreign currency	15,265
Net realized gain (loss)	$58,869,595
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $7,226,976 increase in deferred country tax)	$2,122,960,642
Affiliated issuers	(3,758)
Translation of assets and liabilities in foreign currencies	1,773,296
Net unrealized gain (loss)	$2,124,730,180
Net realized and unrealized gain (loss)	$2,183,599,775
Change in net assets from operations	$2,208,556,545
See Notes to Financial Statements
12

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20
Change in net assets
From operations
Net investment income (loss)	$24,956,770	$94,877,769
Net realized gain (loss)	58,869,595	(119,745,414)
Net unrealized gain (loss)	2,124,730,180	370,420,805
Change in net assets from operations	$2,208,556,545	$345,553,160
Total distributions to shareholders	$—	$(158,637,952)
Change in net assets from fund share transactions	$(938,237,141)	$2,060,458,436
Total change in net assets	$1,270,319,404	$2,247,373,644
Net assets
At beginning of period	10,979,723,820	8,732,350,176
At end of period	$12,250,043,224	$10,979,723,820
See Notes to Financial Statements
13

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$33.66	$32.76	$34.20	$31.09	$26.46	$28.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.23	$0.42	$0.37	$0.14(c)	$0.27
Net realized and unrealized gain (loss)	6.95	1.20	(0.73)	3.50	4.75	(1.81)
Total from investment operations	$6.97	$1.43	$(0.31)	$3.87	$4.89	$(1.54)
Less distributions declared to shareholders
From net investment income	$—	$(0.35)	$(0.29)	$(0.23)	$(0.26)	$(0.26)
From net realized gain	—	(0.18)	(0.84)	(0.53)	—	(0.02)
Total distributions declared to shareholders	$—	$(0.53)	$(1.13)	$(0.76)	$(0.26)	$(0.28)
Net asset value, end of period (x)	$40.63	$33.66	$32.76	$34.20	$31.09	$26.46
Total return (%) (r)(s)(t)(x)	20.71(n)	4.24	(0.64)	12.53	18.69(c)	(5.44)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07(a)	1.08	1.10	1.15	1.18(c)	1.21
Expenses after expense reductions (f)	1.05(a)	1.07	1.09	1.14	1.17(c)	1.20
Net investment income (loss)	0.11(a)(l)	0.66	1.28	1.12	0.51(c)	1.04
Portfolio turnover	9(n)	17	17	12	21	20
Net assets at end of period (000 omitted)	$665,321	$546,391	$402,964	$360,401	$319,266	$585,089
See Notes to Financial Statements
14

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$31.38	$30.67	$32.01	$29.15	$24.82	$26.64
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$(0.06)	$0.11	$0.07	$(0.01)(c)	$0.05
Net realized and unrealized gain (loss)	6.46	1.15	(0.61)	3.32	4.41	(1.68)
Total from investment operations	$6.36	$1.09	$(0.50)	$3.39	$4.40	$(1.63)
Less distributions declared to shareholders
From net investment income	$—	$(0.20)	$—	$(0.00)(w)	$(0.07)	$(0.17)
From net realized gain	—	(0.18)	(0.84)	(0.53)	—	(0.02)
Total distributions declared to shareholders	$—	$(0.38)	$(0.84)	$(0.53)	$(0.07)	$(0.19)
Net asset value, end of period (x)	$37.74	$31.38	$30.67	$32.01	$29.15	$24.82
Total return (%) (r)(s)(t)(x)	20.27(n)	3.44	(1.36)	11.68	17.79(c)	(6.12)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82(a)	1.83	1.85	1.90	1.93(c)	1.96
Expenses after expense reductions (f)	1.80(a)	1.82	1.84	1.89	1.92(c)	1.95
Net investment income (loss)	(0.59)(a)(l)	(0.18)	0.35	0.23	(0.02)(c)	0.21
Portfolio turnover	9(n)	17	17	12	21	20
Net assets at end of period (000 omitted)	$2,763	$2,922	$4,599	$6,537	$7,799	$8,792
See Notes to Financial Statements
15

Financial Highlights – continued
Class C	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$30.40	$29.76	$31.15	$28.43	$24.22	$26.03
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$(0.04)	$0.14	$0.09	$0.00(c)(w)	$0.06
Net realized and unrealized gain (loss)	6.26	1.10	(0.64)	3.21	4.30	(1.67)
Total from investment operations	$6.16	$1.06	$(0.50)	$3.30	$4.30	$(1.61)
Less distributions declared to shareholders
From net investment income	$—	$(0.24)	$(0.05)	$(0.05)	$(0.09)	$(0.18)
From net realized gain	—	(0.18)	(0.84)	(0.53)	—	(0.02)
Total distributions declared to shareholders	$—	$(0.42)	$(0.89)	$(0.58)	$(0.09)	$(0.20)
Net asset value, end of period (x)	$36.56	$30.40	$29.76	$31.15	$28.43	$24.22
Total return (%) (r)(s)(t)(x)	20.26(n)	3.46	(1.37)	11.67	17.81(c)	(6.17)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82(a)	1.83	1.85	1.90	1.93(c)	1.96
Expenses after expense reductions (f)	1.80(a)	1.82	1.84	1.89	1.92(c)	1.95
Net investment income (loss)	(0.61)(a)(l)	(0.14)	0.48	0.30	0.01(c)	0.25
Portfolio turnover	9(n)	17	17	12	21	20
Net assets at end of period (000 omitted)	$42,302	$39,530	$42,015	$42,981	$38,985	$40,163
See Notes to Financial Statements
16

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$37.75	$36.61	$38.08	$34.52	$29.36	$31.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.34	$0.60	$0.50	$0.34(c)	$0.37
Net realized and unrealized gain (loss)	7.79	1.35	(0.86)	3.90	5.16	(2.00)
Total from investment operations	$7.87	$1.69	$(0.26)	$4.40	$5.50	$(1.63)
Less distributions declared to shareholders
From net investment income	$—	$(0.37)	$(0.37)	$(0.31)	$(0.34)	$(0.28)
From net realized gain	—	(0.18)	(0.84)	(0.53)	—	(0.02)
Total distributions declared to shareholders	$—	$(0.55)	$(1.21)	$(0.84)	$(0.34)	$(0.30)
Net asset value, end of period (x)	$45.62	$37.75	$36.61	$38.08	$34.52	$29.36
Total return (%) (r)(s)(t)(x)	20.85(n)	4.51	(0.41)	12.84	18.97(c)	(5.19)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82(a)	0.83	0.85	0.90	0.93(c)	0.96
Expenses after expense reductions (f)	0.81(a)	0.82	0.84	0.89	0.92(c)	0.95
Net investment income (loss)	0.35(a)(l)	0.89	1.63	1.35	1.12(c)	1.27
Portfolio turnover	9(n)	17	17	12	21	20
Net assets at end of period (000 omitted)	$3,157,544	$2,457,330	$1,974,109	$1,371,442	$1,497,306	$1,174,202
See Notes to Financial Statements
17

Financial Highlights – continued
Class R1	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$29.72	$29.12	$30.57	$27.93	$23.87	$25.65
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.03)	$0.18	$0.14	$0.02(c)	$0.10
Net realized and unrealized gain (loss)	6.13	1.07	(0.68)	3.11	4.19	(1.67)
Total from investment operations	$6.02	$1.04	$(0.50)	$3.25	$4.21	$(1.57)
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.11)	$(0.08)	$(0.15)	$(0.19)
From net realized gain	—	(0.18)	(0.84)	(0.53)	—	(0.02)
Total distributions declared to shareholders	$—	$(0.44)	$(0.95)	$(0.61)	$(0.15)	$(0.21)
Net asset value, end of period (x)	$35.74	$29.72	$29.12	$30.57	$27.93	$23.87
Total return (%) (r)(s)(t)(x)	20.26(n)	3.45	(1.39)	11.69	17.77(c)	(6.12)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82(a)	1.83	1.85	1.90	1.93(c)	1.96
Expenses after expense reductions (f)	1.80(a)	1.82	1.84	1.89	1.92(c)	1.95
Net investment income (loss)	(0.66)(a)(l)	(0.11)	0.61	0.47	0.08(c)	0.41
Portfolio turnover	9(n)	17	17	12	21	20
Net assets at end of period (000 omitted)	$6,323	$4,890	$4,266	$3,663	$2,496	$1,587
See Notes to Financial Statements
18

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$30.63	$29.92	$31.31	$28.54	$24.32	$26.05
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$0.15	$0.28	$0.25	$0.14(c)	$0.17
Net realized and unrealized gain (loss)	6.32	1.07	(0.64)	3.23	4.29	(1.66)
Total from investment operations	$6.30	$1.22	$(0.36)	$3.48	$4.43	$(1.49)
Less distributions declared to shareholders
From net investment income	$—	$(0.33)	$(0.19)	$(0.18)	$(0.21)	$(0.22)
From net realized gain	—	(0.18)	(0.84)	(0.53)	—	(0.02)
Total distributions declared to shareholders	$—	$(0.51)	$(1.03)	$(0.71)	$(0.21)	$(0.24)
Net asset value, end of period (x)	$36.93	$30.63	$29.92	$31.31	$28.54	$24.32
Total return (%) (r)(s)(t)(x)	20.57(n)	3.95	(0.89)	12.27	18.39(c)	(5.69)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32(a)	1.33	1.35	1.40	1.43(c)	1.46
Expenses after expense reductions (f)	1.30(a)	1.32	1.34	1.39	1.42(c)	1.45
Net investment income (loss)	(0.14)(a)(l)	0.48	0.92	0.83	0.56(c)	0.70
Portfolio turnover	9(n)	17	17	12	21	20
Net assets at end of period (000 omitted)	$39,961	$34,149	$18,890	$23,650	$22,245	$21,051
See Notes to Financial Statements
19

Financial Highlights – continued
Class R3	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$33.38	$32.51	$33.96	$30.89	$26.29	$28.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.23	$0.48	$0.36	$0.20(c)	$0.18
Net realized and unrealized gain (loss)	6.90	1.18	(0.79)	3.48	4.66	(1.71)
Total from investment operations	$6.92	$1.41	$(0.31)	$3.84	$4.86	$(1.53)
Less distributions declared to shareholders
From net investment income	$—	$(0.36)	$(0.30)	$(0.24)	$(0.26)	$(0.23)
From net realized gain	—	(0.18)	(0.84)	(0.53)	—	(0.02)
Total distributions declared to shareholders	$—	$(0.54)	$(1.14)	$(0.77)	$(0.26)	$(0.25)
Net asset value, end of period (x)	$40.30	$33.38	$32.51	$33.96	$30.89	$26.29
Total return (%) (r)(s)(t)(x)	20.73(n)	4.22	(0.63)	12.52	18.67(c)	(5.43)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07(a)	1.08	1.10	1.15	1.18(c)	1.21
Expenses after expense reductions (f)	1.06(a)	1.07	1.09	1.14	1.17(c)	1.20
Net investment income (loss)	0.10(a)(l)	0.69	1.47	1.09	0.72(c)	0.69
Portfolio turnover	9(n)	17	17	12	21	20
Net assets at end of period (000 omitted)	$160,636	$124,732	$59,575	$30,465	$26,234	$27,198
See Notes to Financial Statements
20

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$33.79	$32.83	$34.28	$31.17	$26.52	$28.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.31	$0.53	$0.45	$0.26(c)	$0.32
Net realized and unrealized gain (loss)	6.99	1.20	(0.76)	3.52	4.71	(1.80)
Total from investment operations	$7.06	$1.51	$(0.23)	$3.97	$4.97	$(1.48)
Less distributions declared to shareholders
From net investment income	$—	$(0.37)	$(0.38)	$(0.33)	$(0.32)	$(0.28)
From net realized gain	—	(0.18)	(0.84)	(0.53)	—	(0.02)
Total distributions declared to shareholders	$—	$(0.55)	$(1.22)	$(0.86)	$(0.32)	$(0.30)
Net asset value, end of period (x)	$40.85	$33.79	$32.83	$34.28	$31.17	$26.52
Total return (%) (r)(s)(t)(x)	20.89(n)	4.48	(0.40)	12.81	18.97(c)	(5.20)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82(a)	0.83	0.85	0.90	0.93(c)	0.96
Expenses after expense reductions (f)	0.81(a)	0.82	0.84	0.89	0.92(c)	0.95
Net investment income (loss)	0.38(a)(l)	0.91	1.60	1.36	0.97(c)	1.22
Portfolio turnover	9(n)	17	17	12	21	20
Net assets at end of period (000 omitted)	$281,531	$262,925	$209,454	$167,066	$124,580	$231,275
See Notes to Financial Statements
21

Financial Highlights – continued
Class R6	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$33.80	$32.81	$34.27	$31.15	$26.54	$28.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.34	$0.56	$0.51	$0.34(c)	$0.37
Net realized and unrealized gain (loss)	6.98	1.21	(0.78)	3.49	4.65	(1.81)
Total from investment operations	$7.07	$1.55	$(0.22)	$4.00	$4.99	$(1.44)
Less distributions declared to shareholders
From net investment income	$—	$(0.38)	$(0.40)	$(0.35)	$(0.38)	$(0.29)
From net realized gain	—	(0.18)	(0.84)	(0.53)	—	(0.02)
Total distributions declared to shareholders	$—	$(0.56)	$(1.24)	$(0.88)	$(0.38)	$(0.31)
Net asset value, end of period (x)	$40.87	$33.80	$32.81	$34.27	$31.15	$26.54
Total return (%) (r)(s)(t)(x)	20.92(n)	4.60	(0.34)	12.95	19.08(c)	(5.05)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72(a)	0.74	0.77	0.80	0.82(c)	0.83
Expenses after expense reductions (f)	0.71(a)	0.73	0.76	0.79	0.81(c)	0.82
Net investment income (loss)	0.49(a)(l)	1.00	1.69	1.53	1.22(c)	1.41
Portfolio turnover	9(n)	17	17	12	21	20
Net assets at end of period (000 omitted)	$7,893,664	$7,506,854	$6,016,478	$4,347,824	$2,717,276	$1,973,418

See Notes to Financial Statements
22

Financial Highlights – continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS International Growth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the
24

Notes to Financial Statements (unaudited) - continued
particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or
25

Notes to Financial Statements (unaudited) - continued
published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$—	$2,296,748,629	$—	$2,296,748,629
Switzerland	—	1,631,145,034	—	1,631,145,034
Japan	205,220,355	777,035,638	—	982,255,993
Canada	941,038,722	—	—	941,038,722
United Kingdom	535,962,768	347,279,708	—	883,242,476
Germany	491,666,338	360,475,477	—	852,141,815
China	399,833,360	309,930,211	—	709,763,571
Taiwan	552,805,310	144,551,205	—	697,356,515
United States	675,984,421	—	—	675,984,421
Other Countries	635,159,898	1,807,658,930	—	2,442,818,828
Mutual Funds	127,379,888	—	—	127,379,888
Total	$4,565,051,060	$7,674,824,832	$—	$12,239,875,892
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the
26

Notes to Financial Statements (unaudited) - continued
related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $2,812,030. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $2,965,423 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
27

Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/20
Ordinary income (including any short-term capital gains)	$118,011,521
Long-term capital gains	40,626,431
Total distributions	$158,637,952
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/20
Cost of investments	$8,499,521,738
Gross appreciation	4,035,288,343
Gross depreciation	(294,934,189)
Net unrealized appreciation (depreciation)	$3,740,354,154
As of 5/31/20
Undistributed ordinary income	94,741,366
Capital loss carryforwards	(102,262,566)
Other temporary differences	(782,211)
Net unrealized appreciation (depreciation)	1,610,170,294
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
28

Notes to Financial Statements (unaudited) - continued
As of May 31, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(17,736,937)
Long-Term	(84,525,629)
Total	$(102,262,566)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. On October 2, 2020, the fund announced that effective December 21, 2020, the time period will be shortened for the automatic conversion of Class C shares to Class A shares, of the same fund, from approximately ten years to approximately eight years after purchase. On or about December 21, 2020, any Class C shares that have an original purchase date of December 31, 2012 or earlier will convert to Class A shares, of the same fund. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/20	Year ended 5/31/20
Class A	$—	$8,054,194
Class B	—	44,332
Class C	—	575,884
Class I	—	32,629,581
Class R1	—	68,031
Class R2	—	472,801
Class R3	—	1,703,950
Class R4	—	3,769,910
Class R6	—	111,319,269
Total	$—	$158,637,952
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.65%
In excess of $10 billion and up to $20 billion	0.62%
In excess of $20 billion	0.60%
29

Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended November 30, 2020, this management fee reduction amounted to $659,811, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2020 was equivalent to an annual effective rate of 0.68% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $42,512 for the six months ended November 30, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 768,212
Class B	0.75%	0.25%	1.00%	1.00%	14,745
Class C	0.75%	0.25%	1.00%	1.00%	209,253
Class R1	0.75%	0.25%	1.00%	1.00%	28,499
Class R2	0.25%	0.25%	0.50%	0.50%	95,470
Class R3	—	0.25%	0.25%	0.25%	181,093
Total Distribution and Service Fees					$1,297,272
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2020 based on each class's average daily net assets.MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2020, this rebate amounted to $891, $3, and $37 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of
30

Notes to Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2020, were as follows:
Amount
Class A	$1,074
Class B	1,383
Class C	2,186
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2020, the fee was $89,954, which equated to 0.0015% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,915,761.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2020 was equivalent to an annual effective rate of 0.0048% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended November 30, 2020, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $4,871,143 and $1,179,629, respectively. The sales transactions resulted in net realized gains (losses) of $221,067.
31

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended November 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $1,040,753,987 and $1,878,487,296, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/20		Year ended 5/31/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,023,964	$76,989,671	7,110,440	$245,948,585
Class B	786	27,834	1,713	53,631
Class C	55,643	1,897,429	288,084	9,041,809
Class I	13,007,962	562,898,989	29,332,088	1,099,001,832
Class R1	21,241	712,213	65,481	1,992,292
Class R2	134,492	4,602,352	902,153	28,948,022
Class R3	760,814	28,510,702	2,900,890	100,640,646
Class R4	984,406	37,360,722	3,984,941	137,814,467
Class R6	13,655,417	512,865,116	61,771,463	2,134,382,871
	30,644,725	$1,225,865,028	106,357,253	$3,757,824,155
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	181,396	$6,577,430
Class B	—	—	1,287	43,672
Class C	—	—	15,591	512,308
Class I	—	—	710,345	28,854,199
Class R1	—	—	2,117	68,031
Class R2	—	—	13,730	453,624
Class R3	—	—	47,371	1,703,950
Class R4	—	—	77,959	2,835,359
Class R6	—	—	2,915,703	105,985,806
	—	$—	3,965,499	$147,034,379
32

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/20		Year ended 5/31/20
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,883,048)	$(71,258,388)	(3,358,128)	$(113,176,248)
Class B	(20,696)	(732,073)	(59,824)	(1,882,068)
Class C	(198,969)	(6,814,102)	(415,000)	(12,698,807)
Class I	(8,901,414)	(375,556,838)	(18,859,303)	(695,195,694)
Class R1	(8,884)	(301,212)	(49,551)	(1,515,499)
Class R2	(167,304)	(5,759,478)	(432,373)	(13,371,338)
Class R3	(511,129)	(19,056,048)	(1,044,223)	(34,943,677)
Class R4	(1,872,287)	(71,555,799)	(2,662,266)	(91,208,654)
Class R6	(42,627,360)	(1,613,068,231)	(25,930,767)	(880,408,113)
	(56,191,091)	$(2,164,102,169)	(52,811,435)	$(1,844,400,098)
Net change
Class A	140,916	$5,731,283	3,933,708	$139,349,767
Class B	(19,910)	(704,239)	(56,824)	(1,784,765)
Class C	(143,326)	(4,916,673)	(111,325)	(3,144,690)
Class I	4,106,548	187,342,151	11,183,130	432,660,337
Class R1	12,357	411,001	18,047	544,824
Class R2	(32,812)	(1,157,126)	483,510	16,030,308
Class R3	249,685	9,454,654	1,904,038	67,400,919
Class R4	(887,881)	(34,195,077)	1,400,634	49,441,172
Class R6	(28,971,943)	(1,100,203,115)	38,756,399	1,359,960,564
	(25,546,366)	$(938,237,141)	57,511,317	$2,060,458,436
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 37%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
33

Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2020, the fund’s commitment fee and interest expense were $27,539 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$136,261,868	$659,628,914	$668,502,710	$(4,426)	$(3,758)	$127,379,888

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$61,760	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.
34

Board Review of Investment Advisory Agreement
MFS International Growth Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2020 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2019 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)
35

Board Review of Investment Advisory Agreement - continued
information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the ten-, five-, three- and one-year periods ended December 31, 2019.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided
36

Board Review of Investment Advisory Agreement - continued
by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2 billion, $5 billion, $10 billion and $20 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
37

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2020.
38

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
39

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
November 30, 2020
 MFS® International Intrinsic Value Fund
FGI-SEM

MFS ® International Intrinsic Value Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets experienced dramatic swings this year as the coronavirus pandemic brought the global economy to a standstill for several months early in the year. The speedy development of vaccines and therapeutics later brightened the economic and market outlook, but a great deal of uncertainty remains as case counts in the United States and Europe remain very high and it is still unclear how quickly vaccines can be made widely available. In the United States, political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Additional U.S. stimulus is anticipated with the Democrats in the White House and holding a majority in both houses of Congress. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of our global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
January 14, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Cadence Design Systems, Inc.	4.6%
Nestle S.A.	4.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.6%
Givaudan S.A.	3.2%
Schneider Electric SE	3.0%
ANSYS, Inc.	2.5%
Pernod Ricard S.A.	2.5%
L’Oréal	2.4%
Henkel AG & Co. KGaA	2.4%
Colgate-Palmolive Co.	2.0%
GICS sectors (g)
Consumer Staples	29.3%
Information Technology	26.7%
Industrials	18.2%
Materials	9.0%
Real Estate	3.1%
Health Care	2.8%
Financials	2.7%
Consumer Discretionary	2.6%
Communication Services	0.8%
Energy	0.2%
Issuer country weightings (x)
Japan	21.9%
United States	18.0%
France	13.4%
Switzerland	12.4%
United Kingdom	11.0%
Germany	8.5%
Taiwan	3.5%
Canada	2.3%
Spain	1.8%
Other Countries	7.2%
Currency exposure weightings (y)
Euro	26.6%
United States Dollar	23.0%
Japanese Yen	17.6%
Swiss Franc	12.4%
British Pound Sterling	11.0%
Taiwan Dollar	3.5%
Canadian Dollar	2.3%
South Korean Won	1.7%
Danish Krone	1.4%
Other Currencies	0.5%

2

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of November 30, 2020.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2020 through November 30, 2020
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2020 through November 30, 2020.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/20	Ending Account Value 11/30/20	Expenses Paid During Period (p) 6/01/20-11/30/20
A	Actual	0.96%	$1,000.00	$1,176.07	$5.24
	Hypothetical (h)	0.96%	$1,000.00	$1,020.26	$4.86
B	Actual	1.71%	$1,000.00	$1,171.88	$9.31
	Hypothetical (h)	1.71%	$1,000.00	$1,016.50	$8.64
C	Actual	1.71%	$1,000.00	$1,171.83	$9.31
	Hypothetical (h)	1.71%	$1,000.00	$1,016.50	$8.64
I	Actual	0.71%	$1,000.00	$1,177.66	$3.88
	Hypothetical (h)	0.71%	$1,000.00	$1,021.51	$3.60
R1	Actual	1.71%	$1,000.00	$1,171.68	$9.31
	Hypothetical (h)	1.71%	$1,000.00	$1,016.50	$8.64
R2	Actual	1.21%	$1,000.00	$1,174.81	$6.60
	Hypothetical (h)	1.21%	$1,000.00	$1,019.00	$6.12
R3	Actual	0.96%	$1,000.00	$1,176.15	$5.24
	Hypothetical (h)	0.96%	$1,000.00	$1,020.26	$4.86
R4	Actual	0.71%	$1,000.00	$1,177.66	$3.88
	Hypothetical (h)	0.71%	$1,000.00	$1,021.51	$3.60
R6	Actual	0.62%	$1,000.00	$1,178.13	$3.39
	Hypothetical (h)	0.62%	$1,000.00	$1,021.96	$3.14
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
11/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 93.0%
Airlines – 0.8%
Ryanair Holdings PLC, ADR (a)	2,174,465	$ 225,644,233
Alcoholic Beverages – 5.7%
Diageo PLC	14,647,642	$ 561,044,155
Heineken N.V.	3,726,118	392,573,525
Pernod Ricard S.A.	3,864,779	735,670,757
		$1,689,288,437
Apparel Manufacturers – 1.1%
Compagnie Financiere Richemont S.A.	2,295,541	$ 190,022,371
LVMH Moet Hennessy Louis Vuitton SE	239,588	137,463,179
		$327,485,550
Automotive – 0.7%
Compagnie Generale des Etablissements Michelin	797,979	$ 99,069,439
Knorr-Bremse AG	945,407	120,877,176
		$219,946,615
Biotechnology – 1.1%
Novozymes A.S.	5,761,658	$ 329,530,422
Brokerage & Asset Managers – 0.5%
Euronext N.V.	1,342,675	$ 142,317,696
Business Services – 7.0%
Compass Group PLC	10,725,195	$ 188,707,257
Experian PLC	9,104,362	321,157,786
Intertek Group PLC	3,922,109	288,208,975
Nomura Research Institute Ltd.	8,298,754	280,202,182
Secom Co. Ltd.	4,384,900	434,564,965
SGS S.A.	158,729	452,213,899
Sohgo Security Services Co. Ltd.	2,365,500	126,145,510
		$2,091,200,574
Chemicals – 3.2%
Givaudan S.A.	231,487	$ 942,632,824
Computer Software – 9.7%
ANSYS, Inc. (a)	2,206,296	$ 745,860,426
Cadence Design Systems, Inc. (a)	11,714,900	1,362,442,870
Dassault Systemes S.A.	1,399,643	258,090,474
OBIC Co. Ltd.	1,526,400	343,147,586
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
SAP SE	1,545,612	$ 187,587,025
		$2,897,128,381
Computer Software - Systems – 4.4%
Amadeus IT Group S.A.	7,920,098	$ 539,432,980
Descartes Systems Group, Inc. (a)	1,418,135	84,092,228
Samsung Electronics Co. Ltd.	8,234,764	497,464,981
Wix.com Ltd. (a)	759,486	193,995,509
		$1,314,985,698
Construction – 0.7%
Geberit AG	332,596	$ 199,884,177
Consumer Products – 11.3%
Colgate-Palmolive Co.	6,957,503	$ 595,840,557
Kao Corp.	7,520,000	560,329,327
Kobayashi Pharmaceutical Co. Ltd. (h)	4,218,200	505,889,385
KOSE Corp.	385,800	59,463,070
Lion Corp.	3,729,500	88,164,808
L'Oréal	1,960,496	715,614,094
Reckitt Benckiser Group PLC	6,702,947	588,348,574
ROHTO Pharmaceutical Co. Ltd. (h)	7,886,500	257,418,884
		$3,371,068,699
Electrical Equipment – 7.7%
Halma PLC	8,780,737	$ 259,005,619
Legrand S.A.	6,385,839	538,970,516
OMRON Corp.	3,519,300	316,505,109
Schneider Electric SE	6,556,638	909,562,037
Spectris PLC	4,927,207	174,415,572
Yokogawa Electric Corp.	6,414,200	112,452,891
		$2,310,911,744
Electronics – 7.8%
Analog Devices, Inc.	3,830,902	$ 532,801,850
DISCO Corp.	340,600	108,476,533
Hirose Electric Co. Ltd. (h)	2,693,200	381,798,433
Infineon Technologies AG	1,354,726	47,620,175
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10,927,421	1,060,178,385
Texas Instruments, Inc.	1,241,910	200,257,988
		$2,331,133,364
Engineering - Construction – 0.9%
IMI PLC (h)	17,816,267	$ 266,868,964
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 9.9%
Chocoladefabriken Lindt & Sprungli AG	3,300	$ 28,161,210
Danone S.A.	4,504,492	288,503,512
Ezaki Glico Co. Ltd.	3,226,000	133,892,138
ITO EN Ltd. (h)	7,005,700	539,091,274
Kerry Group PLC	1,732,358	242,600,544
Nestle S.A.	11,390,175	1,271,007,299
Nissan Foods Holdings Co. Ltd.	1,088,100	89,841,207
Toyo Suisan Kaisha Ltd. (h)	7,489,500	368,018,535
		$2,961,115,719
Insurance – 0.4%
Hiscox Ltd. (a)	8,130,299	$ 117,082,308
Internet – 0.9%
Alphabet, Inc., “A” (a)	146,362	$ 256,777,493
Machinery & Tools – 5.2%
Epiroc AB, “A”	7,059,064	$ 117,089,615
GEA Group AG	5,501,734	188,416,447
Nordson Corp.	1,327,330	270,523,127
Schindler Holding AG	610,397	166,578,769
SMC Corp.	583,500	370,667,816
Spirax-Sarco Engineering PLC	2,718,611	405,087,123
Wartsila Oyj Abp	4,198,220	39,383,056
		$1,557,745,953
Major Banks – 0.6%
Svenska Handelsbanken AB, “A” (a)	3,388,578	$ 34,349,246
UBS Group AG	10,378,598	146,982,373
		$181,331,619
Medical Equipment – 3.2%
EssilorLuxottica (a)	1,115,537	$ 160,958,332
Nihon Kohden Corp. (h)	7,699,000	243,946,421
Shimadzu Corp.	7,919,200	282,902,410
Terumo Corp.	6,762,100	267,542,229
		$955,349,392
Oil Services – 0.2%
Core Laboratories N.V. (h)	2,324,373	$ 51,066,475
Other Banks & Diversified Financials – 1.2%
Chiba Bank Ltd.	11,070,600	$ 62,670,729
Hachijuni Bank Ltd.	10,860,600	38,481,309
Julius Baer Group Ltd.	1,588,571	91,531,543
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Jyske Bank A.S. (a)	1,378,788	$ 51,632,943
Mebuki Financial Group, Inc.	18,289,470	37,576,099
North Pacific Bank Ltd.	16,279,800	36,150,768
Sydbank A.S. (a)	1,828,242	37,911,368
		$355,954,759
Pharmaceuticals – 1.0%
Santen Pharmaceutical Co. Ltd.	19,004,600	$ 314,749,212
Precious Metals & Minerals – 2.0%
Agnico-Eagle Mines Ltd.	2,607,221	$ 170,863,617
Franco-Nevada Corp.	2,748,706	365,880,346
Wheaton Precious Metals Corp.	1,570,600	60,625,378
		$597,369,341
Real Estate – 3.1%
Deutsche Wohnen SE	8,005,892	$ 401,164,217
LEG Immobilien AG	926,771	132,062,944
TAG Immobilien AG	4,716,115	140,978,044
Vonovia SE, REIT	3,704,925	254,028,363
		$928,233,568
Specialty Chemicals – 2.7%
Croda International PLC	1,246,644	$ 98,986,561
Kansai Paint Co. Ltd.	5,205,200	157,801,322
Sika AG	840,651	214,187,026
Symrise AG	2,734,913	342,545,954
		$813,520,863
Total Common Stocks (Identified Cost, $15,010,409,918)		$27,750,324,080
Preferred Stocks – 2.4%
Consumer Products – 2.4%
Henkel AG & Co. KGaA (Identified Cost, $642,139,890)	6,564,645	$ 706,636,978

	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 1 warrant, Expiration 12/04/2023) (a)(n) (Identified Cost, $0)	CHF 67.00	11/20/23	4,591,082	$ 909,375

9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 4.3%
Money Market Funds – 4.3%
MFS Institutional Money Market Portfolio, 0.1% (v) (Identified Cost, $1,285,218,973)	1,285,334,810	$ 1,285,334,810
Other Assets, Less Liabilities – 0.3%		83,579,751
Net Assets – 100.0%		$29,826,784,994

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,899,433,181 and $25,843,772,062, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $909,375, representing 0.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
JPY	Japanese Yen
Derivative Contracts at 11/30/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	1,208,505,439	JPY	127,367,445,000	HSBC Bank	2/19/2021	$(13,182,565)
USD	56,709,871	JPY	5,991,965,000	Morgan Stanley Capital Services, Inc.	2/19/2021	(764,091)
						$(13,946,656)
At November 30, 2020, the fund had cash collateral of $720,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 11/30/20 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $14,059,400,697)	$25,843,772,062
Investments in affiliated issuers, at value (identified cost, $2,878,368,084)	3,899,433,181
Foreign currency, at value (identified cost, $3,689,469)	3,687,520
Restricted cash for
Forward foreign currency exchange contracts	720,000
Receivables for
Investments sold	480
Fund shares sold	17,216,182
Dividends	111,423,477
Other assets	35,835
Total assets	$29,876,288,737
Liabilities
Payables for
Forward foreign currency exchange contracts	$13,946,656
Fund shares reacquired	27,773,553
Payable to affiliates
Investment adviser	1,931,667
Administrative services fee	6,037
Shareholder servicing costs	4,792,298
Distribution and service fees	175,955
Payable for independent Trustees' compensation	16,219
Accrued expenses and other liabilities	861,358
Total liabilities	$49,503,743
Net assets	$29,826,784,994
Net assets consist of
Paid-in capital	$15,168,830,790
Total distributable earnings (loss)	14,657,954,204
Net assets	$29,826,784,994
Shares of beneficial interest outstanding	558,835,880
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,965,150,306	56,696,844	$52.30
Class B	23,664,902	478,772	49.43
Class C	358,230,103	7,635,108	46.92
Class I	11,687,429,212	211,937,117	55.15
Class R1	11,428,436	240,598	47.50
Class R2	223,672,173	4,603,682	48.59
Class R3	1,440,452,009	27,763,256	51.88
Class R4	1,136,523,283	21,649,538	52.50
Class R6	11,980,234,570	227,830,965	52.58

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $55.49 [100 / 94.25 x $52.30]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 11/30/20 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$177,154,095
Dividends from affiliated issuers	18,734,963
Income on securities loaned	70,910
Other	3,306
Foreign taxes withheld	(17,098,205)
Total investment income	$178,865,069
Expenses
Management fee	$88,087,820
Distribution and service fees	7,972,984
Shareholder servicing costs	8,442,056
Administrative services fee	285,063
Independent Trustees' compensation	82,910
Custodian fee	1,191,042
Shareholder communications	355,667
Audit and tax fees	38,825
Legal fees	114,149
Miscellaneous	368,378
Total expenses	$106,938,894
Reduction of expenses by investment adviser and distributor	(1,629,021)
Net expenses	$105,309,873
Net investment income (loss)	$73,555,196
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$958,904,675
Affiliated issuers	5,147,540
Forward foreign currency exchange contracts	(50,922,740)
Foreign currency	(98,794)
Net realized gain (loss)	$913,030,681
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$3,322,256,031
Affiliated issuers	377,545,496
Forward foreign currency exchange contracts	13,576,567
Translation of assets and liabilities in foreign currencies	5,010,381
Net unrealized gain (loss)	$3,718,388,475
Net realized and unrealized gain (loss)	$4,631,419,156
Change in net assets from operations	$4,704,974,352
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20
Change in net assets
From operations
Net investment income (loss)	$73,555,196	$203,403,192
Net realized gain (loss)	913,030,681	1,323,905,261
Net unrealized gain (loss)	3,718,388,475	1,027,050,772
Change in net assets from operations	$4,704,974,352	$2,554,359,225
Total distributions to shareholders	$—	$(1,170,503,173)
Change in net assets from fund share transactions	$(2,550,107,384)	$(1,492,350,372)
Total change in net assets	$2,154,866,968	$(108,494,320)
Net assets
At beginning of period	27,671,918,026	27,780,412,346
At end of period	$29,826,784,994	$27,671,918,026
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$44.47	$42.09	$42.91	$40.88	$35.53	$36.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.21	$0.39	$0.43	$0.30(c)	$0.50
Net realized and unrealized gain (loss)	7.76	3.93	0.45	2.67	5.62	0.02
Total from investment operations	$7.83	$4.14	$0.84	$3.10	$5.92	$0.52
Less distributions declared to shareholders
From net investment income	$—	$(0.37)	$(0.51)	$(0.61)	$(0.53)	$(0.45)
From net realized gain	—	(1.39)	(1.15)	(0.46)	(0.04)	(0.61)
Total distributions declared to shareholders	$—	$(1.76)	$(1.66)	$(1.07)	$(0.57)	$(1.06)
Net asset value, end of period (x)	$52.30	$44.47	$42.09	$42.91	$40.88	$35.53
Total return (%) (r)(s)(t)(x)	17.61(n)	9.84	2.29	7.60	16.94(c)	1.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97(a)	0.99	0.99	0.98	1.04(c)	1.10
Expenses after expense reductions (f)	0.96(a)	0.98	0.98	0.97	1.00(c)	1.01
Net investment income (loss)	0.27(a)	0.48	0.93	1.02	0.82(c)	1.45
Portfolio turnover	2(n)	7	6	14	7	14
Net assets at end of period (000 omitted)	$2,965,150	$2,651,120	$2,959,958	$3,594,359	$3,927,507	$6,853,902
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$42.18	$39.99	$40.80	$38.94	$33.86	$34.42
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$(0.12)	$0.06	$0.11	$0.09(c)	$0.22
Net realized and unrealized gain (loss)	7.35	3.72	0.46	2.53	5.29	0.03
Total from investment operations	$7.25	$3.60	$0.52	$2.64	$5.38	$0.25
Less distributions declared to shareholders
From net investment income	$—	$(0.02)	$(0.18)	$(0.32)	$(0.26)	$(0.20)
From net realized gain	—	(1.39)	(1.15)	(0.46)	(0.04)	(0.61)
Total distributions declared to shareholders	$—	$(1.41)	$(1.33)	$(0.78)	$(0.30)	$(0.81)
Net asset value, end of period (x)	$49.43	$42.18	$39.99	$40.80	$38.94	$33.86
Total return (%) (r)(s)(t)(x)	17.19(n)	8.99	1.53	6.79	16.05(c)	0.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72(a)	1.74	1.74	1.73	1.79(c)	1.85
Expenses after expense reductions (f)	1.71(a)	1.73	1.73	1.72	1.75(c)	1.76
Net investment income (loss)	(0.45)(a)	(0.29)	0.16	0.27	0.27(c)	0.67
Portfolio turnover	2(n)	7	6	14	7	14
Net assets at end of period (000 omitted)	$23,665	$25,231	$35,571	$46,522	$52,439	$56,474
See Notes to Financial Statements
16

Financial Highlights – continued
Class C	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$40.04	$38.05	$38.91	$37.19	$32.36	$32.97
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$(0.11)	$0.07	$0.11	$0.09(c)	$0.21
Net realized and unrealized gain (loss)	6.98	3.54	0.42	2.40	5.06	0.03
Total from investment operations	$6.88	$3.43	$0.49	$2.51	$5.15	$0.24
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$(0.20)	$(0.33)	$(0.28)	$(0.24)
From net realized gain	—	(1.39)	(1.15)	(0.46)	(0.04)	(0.61)
Total distributions declared to shareholders	$—	$(1.44)	$(1.35)	$(0.79)	$(0.32)	$(0.85)
Net asset value, end of period (x)	$46.92	$40.04	$38.05	$38.91	$37.19	$32.36
Total return (%) (r)(s)(t)(x)	17.18(n)	9.00	1.53	6.77	16.07(c)	0.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72(a)	1.74	1.74	1.73	1.79(c)	1.85
Expenses after expense reductions (f)	1.71(a)	1.73	1.73	1.72	1.75(c)	1.76
Net investment income (loss)	(0.44)(a)	(0.27)	0.17	0.28	0.26(c)	0.68
Portfolio turnover	2(n)	7	6	14	7	14
Net assets at end of period (000 omitted)	$358,230	$395,411	$496,745	$627,662	$719,227	$811,433
See Notes to Financial Statements
17

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$46.83	$44.24	$45.02	$42.85	$37.22	$37.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.34	$0.53	$0.58	$0.53(c)	$0.62
Net realized and unrealized gain (loss)	8.19	4.13	0.47	2.77	5.77	0.01
Total from investment operations	$8.32	$4.47	$1.00	$3.35	$6.30	$0.63
Less distributions declared to shareholders
From net investment income	$—	$(0.49)	$(0.63)	$(0.72)	$(0.63)	$(0.53)
From net realized gain	—	(1.39)	(1.15)	(0.46)	(0.04)	(0.61)
Total distributions declared to shareholders	$—	$(1.88)	$(1.78)	$(1.18)	$(0.67)	$(1.14)
Net asset value, end of period (x)	$55.15	$46.83	$44.24	$45.02	$42.85	$37.22
Total return (%) (r)(s)(t)(x)	17.77(n)	10.10	2.56	7.85	17.25(c)	1.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72(a)	0.74	0.74	0.73	0.79(c)	0.85
Expenses after expense reductions (f)	0.71(a)	0.73	0.73	0.72	0.75(c)	0.76
Net investment income (loss)	0.52(a)	0.74	1.22	1.30	1.39(c)	1.71
Portfolio turnover	2(n)	7	6	14	7	14
Net assets at end of period (000 omitted)	$11,687,429	$10,468,862	$10,871,918	$11,680,254	$14,934,283	$12,003,645
See Notes to Financial Statements
18

Financial Highlights – continued
Class R1	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$40.54	$38.51	$39.39	$37.64	$32.77	$33.35
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.10)	$0.08	$0.12	$0.10(c)	$0.22
Net realized and unrealized gain (loss)	7.07	3.58	0.41	2.43	5.11	0.02
Total from investment operations	$6.96	$3.48	$0.49	$2.55	$5.21	$0.24
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$(0.22)	$(0.34)	$(0.30)	$(0.21)
From net realized gain	—	(1.39)	(1.15)	(0.46)	(0.04)	(0.61)
Total distributions declared to shareholders	$—	$(1.45)	$(1.37)	$(0.80)	$(0.34)	$(0.82)
Net asset value, end of period (x)	$47.50	$40.54	$38.51	$39.39	$37.64	$32.77
Total return (%) (r)(s)(t)(x)	17.17(n)	9.01	1.52	6.79	16.08(c)	0.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72(a)	1.74	1.73	1.73	1.79(c)	1.84
Expenses after expense reductions (f)	1.71(a)	1.73	1.73	1.72	1.75(c)	1.76
Net investment income (loss)	(0.49)(a)	(0.25)	0.20	0.31	0.29(c)	0.68
Portfolio turnover	2(n)	7	6	14	7	14
Net assets at end of period (000 omitted)	$11,428	$9,836	$11,321	$12,943	$12,813	$12,422
See Notes to Financial Statements
19

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$41.36	$39.25	$40.13	$38.32	$33.36	$33.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.09	$0.27	$0.29	$0.29(c)	$0.36
Net realized and unrealized gain (loss)	7.22	3.67	0.41	2.51	5.17	0.05
Total from investment operations	$7.23	$3.76	$0.68	$2.80	$5.46	$0.41
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.41)	$(0.53)	$(0.46)	$(0.33)
From net realized gain	—	(1.39)	(1.15)	(0.46)	(0.04)	(0.61)
Total distributions declared to shareholders	$—	$(1.65)	$(1.56)	$(0.99)	$(0.50)	$(0.94)
Net asset value, end of period (x)	$48.59	$41.36	$39.25	$40.13	$38.32	$33.36
Total return (%) (r)(s)(t)(x)	17.48(n)	9.56	2.02	7.34	16.62(c)	1.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22(a)	1.24	1.24	1.23	1.29(c)	1.34
Expenses after expense reductions (f)	1.21(a)	1.23	1.23	1.22	1.25(c)	1.26
Net investment income (loss)	0.03(a)	0.23	0.69	0.74	0.83(c)	1.10
Portfolio turnover	2(n)	7	6	14	7	14
Net assets at end of period (000 omitted)	$223,672	$219,474	$295,690	$358,138	$429,776	$397,056
See Notes to Financial Statements
20

Financial Highlights – continued
Class R3	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$44.11	$41.78	$42.62	$40.63	$35.34	$35.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.21	$0.40	$0.45	$0.39(c)	$0.51
Net realized and unrealized gain (loss)	7.70	3.89	0.43	2.63	5.49	0.01
Total from investment operations	$7.77	$4.10	$0.83	$3.08	$5.88	$0.52
Less distributions declared to shareholders
From net investment income	$—	$(0.38)	$(0.52)	$(0.63)	$(0.55)	$(0.45)
From net realized gain	—	(1.39)	(1.15)	(0.46)	(0.04)	(0.61)
Total distributions declared to shareholders	$—	$(1.77)	$(1.67)	$(1.09)	$(0.59)	$(1.06)
Net asset value, end of period (x)	$51.88	$44.11	$41.78	$42.62	$40.63	$35.34
Total return (%) (r)(s)(t)(x)	17.62(n)	9.81	2.28	7.61	16.93(c)	1.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97(a)	0.99	0.99	0.98	1.04(c)	1.10
Expenses after expense reductions (f)	0.96(a)	0.98	0.98	0.97	1.00(c)	1.01
Net investment income (loss)	0.27(a)	0.49	0.97	1.06	1.08(c)	1.47
Portfolio turnover	2(n)	7	6	14	7	14
Net assets at end of period (000 omitted)	$1,440,452	$1,320,257	$1,353,427	$1,450,342	$1,406,181	$1,165,637
See Notes to Financial Statements
21

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$44.58	$42.20	$43.03	$41.01	$35.66	$36.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.33	$0.51	$0.55	$0.49(c)	$0.60
Net realized and unrealized gain (loss)	7.79	3.93	0.44	2.66	5.53	0.02
Total from investment operations	$7.92	$4.26	$0.95	$3.21	$6.02	$0.62
Less distributions declared to shareholders
From net investment income	$—	$(0.49)	$(0.63)	$(0.73)	$(0.63)	$(0.54)
From net realized gain	—	(1.39)	(1.15)	(0.46)	(0.04)	(0.61)
Total distributions declared to shareholders	$—	$(1.88)	$(1.78)	$(1.19)	$(0.67)	$(1.15)
Net asset value, end of period (x)	$52.50	$44.58	$42.20	$43.03	$41.01	$35.66
Total return (%) (r)(s)(t)(x)	17.77(n)	10.09	2.56	7.85	17.23(c)	1.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72(a)	0.74	0.74	0.73	0.79(c)	0.85
Expenses after expense reductions (f)	0.71(a)	0.73	0.73	0.72	0.75(c)	0.76
Net investment income (loss)	0.52(a)	0.75	1.22	1.30	1.32(c)	1.74
Portfolio turnover	2(n)	7	6	14	7	14
Net assets at end of period (000 omitted)	$1,136,523	$1,019,909	$1,048,956	$1,157,723	$1,134,929	$1,077,352
See Notes to Financial Statements
22

Financial Highlights – continued
Class R6	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$44.63	$42.24	$43.09	$41.06	$35.70	$36.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.37	$0.56	$0.62	$0.55(c)	$0.64
Net realized and unrealized gain (loss)	7.80	3.94	0.42	2.64	5.52	0.01
Total from investment operations	$7.95	$4.31	$0.98	$3.26	$6.07	$0.65
Less distributions declared to shareholders
From net investment income	$—	$(0.53)	$(0.68)	$(0.77)	$(0.67)	$(0.57)
From net realized gain	—	(1.39)	(1.15)	(0.46)	(0.04)	(0.61)
Total distributions declared to shareholders	$—	$(1.92)	$(1.83)	$(1.23)	$(0.71)	$(1.18)
Net asset value, end of period (x)	$52.58	$44.63	$42.24	$43.09	$41.06	$35.70
Total return (%) (r)(s)(t)(x)	17.81(n)	10.21	2.64	7.97	17.37(c)	1.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63(a)	0.63	0.63	0.63	0.69(c)	0.74
Expenses after expense reductions (f)	0.62(a)	0.62	0.62	0.62	0.65(c)	0.66
Net investment income (loss)	0.63(a)	0.85	1.34	1.46	1.49(c)	1.85
Portfolio turnover	2(n)	7	6	14	7	14
Net assets at end of period (000 omitted)	$11,980,235	$11,561,818	$10,706,826	$10,625,510	$4,751,104	$3,485,253

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS International Intrinsic Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
24

Notes to Financial Statements (unaudited) - continued
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
25

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of November 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$1,806,319,989	$4,711,570,163	$—	$6,517,890,152
United States	4,015,570,786	—	—	4,015,570,786
France	—	3,986,220,036	—	3,986,220,036
Switzerland	647,863,253	3,056,247,613	—	3,704,110,866
United Kingdom	1,008,492,921	2,260,419,973	—	3,268,912,894
Germany	1,764,668,730	757,248,593	—	2,521,917,323
Taiwan	1,060,178,385	—	—	1,060,178,385
Canada	681,461,569	—	—	681,461,569
Spain	—	539,432,980	—	539,432,980
Other Countries	1,029,682,076	1,132,493,366	—	2,162,175,442
Mutual Funds	1,285,334,810	—	—	1,285,334,810
Total	$13,299,572,519	$16,443,632,724	$—	$29,743,205,243
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Liabilities	$—	$(13,946,656)	$—	$(13,946,656)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
26

Notes to Financial Statements (unaudited) - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2020 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$(13,946,656)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2020 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(50,922,740)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended November 30, 2020 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$13,576,567
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions
27

Notes to Financial Statements (unaudited) - continued
traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master
28

Notes to Financial Statements (unaudited) - continued
Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At November 30, 2020, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
29

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, derivative transactions, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/20
Ordinary income (including any short-term capital gains)	$318,778,739
Long-term capital gains	851,724,434
Total distributions	$1,170,503,173
30

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/20
Cost of investments	$16,971,340,685
Gross appreciation	13,132,976,070
Gross depreciation	(361,111,512)
Net unrealized appreciation (depreciation)	$12,771,864,558
As of 5/31/20
Undistributed ordinary income	142,832,068
Undistributed long-term capital gain	740,757,209
Other temporary differences	(2,672,459)
Net unrealized appreciation (depreciation)	9,072,063,034
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. On October 2, 2020, the fund announced that effective December 21, 2020, the time period will be shortened for the automatic conversion of Class C shares to Class A shares, of the same fund, from approximately ten years to approximately eight years after purchase. On or about December 21, 2020, any Class C shares that have an original purchase date of December 31, 2012 or earlier will convert to Class A shares, of the same fund. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/20	Year ended 5/31/20
Class A	$—	$113,265,526
Class B	—	1,068,147
Class C	—	16,217,262
Class I	—	434,142,654
Class R1	—	360,163
Class R2	—	10,019,225
Class R3	—	56,109,021
Class R4	—	43,680,889
Class R6	—	495,640,286
Total	$—	$1,170,503,173
31

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $10 billion	0.70%
In excess of $10 billion and up to $15 billion	0.65%
In excess of $15 billion and up to $20 billion	0.55%
In excess of $20 billion and up to $25 billion	0.50%
In excess of $25 billion and up to $30 billion	0.45%
In excess of $30 billion and up to $35 billion	0.43%
In excess of $35 billion	0.41%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended November 30, 2020, this management fee reduction amounted to $1,627,083, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2020 was equivalent to an annual effective rate of 0.60% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $15,947 for the six months ended November 30, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
32

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 3,585,205
Class B	0.75%	0.25%	1.00%	1.00%	122,944
Class C	0.75%	0.25%	1.00%	1.00%	1,883,537
Class R1	0.75%	0.25%	1.00%	1.00%	53,517
Class R2	0.25%	0.25%	0.50%	0.50%	564,836
Class R3	—	0.25%	0.25%	0.25%	1,762,945
Total Distribution and Service Fees					$7,972,984
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2020 based on each class's average daily net assets.MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2020, this rebate amounted to $1,851, $2, $78, and $7 for Class A, Class B, Class C, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2020, were as follows:
Amount
Class A	$95
Class B	4,895
Class C	1,364
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2020, the fee was $244,855, which equated to 0.0017% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $8,197,201.
33

Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2020 was equivalent to an annual effective rate of 0.0020% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended November 30, 2020, the fund engaged in sale transactions pursuant to this policy, which amounted to $5,670,503. The sales transactions resulted in net realized gains (losses) of $1,713,921.
(4) Portfolio Securities
For the six months ended November 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $436,595,651 and $2,710,285,821, respectively.
34

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/20		Year ended 5/31/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,077,475	$247,410,286	9,489,966	$406,662,902
Class B	566	26,396	1,899	79,845
Class C	43,943	1,912,021	219,520	8,683,562
Class I	12,896,345	664,430,186	28,106,233	1,257,995,288
Class R1	24,540	1,102,973	43,392	1,696,952
Class R2	352,766	16,018,212	772,296	31,195,475
Class R3	1,818,215	87,358,680	5,835,690	250,654,235
Class R4	2,072,956	102,138,018	5,709,984	250,380,836
Class R6	13,489,048	656,495,871	44,611,383	1,961,893,209
	35,775,854	$1,776,892,643	94,790,363	$4,169,242,304
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	2,278,606	$101,648,593
Class B	—	—	23,423	994,760
Class C	—	—	359,759	14,501,899
Class I	—	—	8,181,128	383,858,540
Class R1	—	—	8,825	360,163
Class R2	—	—	233,618	9,704,485
Class R3	—	—	1,268,000	56,109,021
Class R4	—	—	876,284	39,143,625
Class R6	—	—	10,561,776	472,111,394
	—	$—	23,791,419	$1,078,432,480
Shares reacquired
Class A	(8,002,559)	$(390,892,978)	(22,469,987)	$(956,526,809)
Class B	(119,919)	(5,522,024)	(316,761)	(12,848,751)
Class C	(2,283,837)	(100,369,280)	(3,759,248)	(146,118,818)
Class I	(24,519,684)	(1,253,090,658)	(58,492,147)	(2,603,033,876)
Class R1	(26,577)	(1,171,623)	(103,564)	(4,130,127)
Class R2	(1,055,447)	(47,827,623)	(3,232,204)	(129,090,822)
Class R3	(3,983,986)	(193,406,960)	(9,570,168)	(408,046,750)
Class R4	(3,302,531)	(161,792,782)	(8,566,756)	(372,768,236)
Class R6	(44,708,464)	(2,172,926,099)	(49,587,172)	(2,107,460,967)
	(88,003,004)	$(4,327,000,027)	(156,098,007)	$(6,740,025,156)
35

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/20		Year ended 5/31/20
	Shares	Amount	Shares	Amount
Net change
Class A	(2,925,084)	$(143,482,692)	(10,701,415)	$(448,215,314)
Class B	(119,353)	(5,495,628)	(291,439)	(11,774,146)
Class C	(2,239,894)	(98,457,259)	(3,179,969)	(122,933,357)
Class I	(11,623,339)	(588,660,472)	(22,204,786)	(961,180,048)
Class R1	(2,037)	(68,650)	(51,347)	(2,073,012)
Class R2	(702,681)	(31,809,411)	(2,226,290)	(88,190,862)
Class R3	(2,165,771)	(106,048,280)	(2,466,478)	(101,283,494)
Class R4	(1,229,575)	(59,654,764)	(1,980,488)	(83,243,775)
Class R6	(31,219,416)	(1,516,430,228)	5,585,987	326,543,636
	(52,227,150)	$(2,550,107,384)	(37,516,225)	$(1,492,350,372)
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
Effective at the close of business on May 29, 2015, purchases of the fund are closed to new and existing investors subject to certain exceptions. Please see the fund's prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 15% of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime Income Fund, and the MFS Moderate Allocation Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings,
36

Notes to Financial Statements (unaudited) - continued
at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2020, the fund’s commitment fee and interest expense were $69,745 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Core Laboratories N.V.	$47,901,362	$—	$1,029,365	$(4,274,909)	$8,469,387	$51,066,475
Hirose Electric Co. Ltd.	340,339,867	—	20,664,974	(870,329)	62,993,869	381,798,433
IMI PLC	202,609,414	—	4,771,066	(760,828)	69,791,444	266,868,964
ITO EN Ltd.	409,171,070	—	7,941,882	2,326,608	135,535,478	539,091,274
Kobayashi Pharmaceutical Co. Ltd.	382,700,357	—	7,143,850	4,621,955	125,710,923	505,889,385
MFS Institutional Money Market Portfolio	1,532,254,924	1,917,654,789	2,164,444,641	(54,054)	(76,208)	1,285,334,810
Nihon Kohden Corp.	261,575,460	—	5,115,956	1,358,136	(13,871,219)	243,946,421
ROHTO Pharmaceutical Co. Ltd.	218,546,859	29,670,982	4,666,803	50,841	13,817,005	257,418,884
Toyo Suisan Kaisha Ltd.	398,493,013	—	8,399,415	2,750,120	(24,825,183)	368,018,535
	$3,793,592,326	$1,947,325,771	$2,224,177,952	$5,147,540	$377,545,496	$3,899,433,181

Affiliated Issuers	Dividend Income	Capital Gain Distributions
Core Laboratories N.V.	$39,894	$—
Hirose Electric Co. Ltd.	2,860,306	—
IMI PLC	8,042,707	—
ITO EN Ltd.	1,205,432	—
Kobayashi Pharmaceutical Co. Ltd.	1,222,464	—
MFS Institutional Money Market Portfolio	873,673	—
Nihon Kohden Corp.	1,114,899	—
ROHTO Pharmaceutical Co. Ltd.	823,679	—
Toyo Suisan Kaisha Ltd.	2,551,909	—
	$18,734,963	$—
37

Notes to Financial Statements (unaudited) - continued
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.
38

Board Review of Investment Advisory Agreement
MFS International Intrinsic Value Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2020 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2019 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)
39

Board Review of Investment Advisory Agreement - continued
information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the ten-, five-, three- and one-year periods ended December 31, 2019.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that
40

Board Review of Investment Advisory Agreement - continued
were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2 billion, $10 billion, $15 billion, $20 billion, $25 billion, $30 billion and $35 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
41

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2020.
42

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
43

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
November 30, 2020
  MFS® Blended Research® Mid Cap Equity Fund
BMS-SEM

MFS® Blended Research® Mid Cap Equity Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets experienced dramatic swings this year as the coronavirus pandemic brought the global economy to a standstill for several months early in the year. The speedy development of vaccines and therapeutics later brightened the economic and market outlook, but a great deal of uncertainty remains as case counts in the United States and Europe remain very high and it is still unclear how quickly vaccines can be made widely available. In the United States, political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Additional U.S. stimulus is anticipated with the Democrats in the White House and holding a majority in both houses of Congress. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of our global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
January 14, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
DocuSign, Inc.	1.9%
McKesson Corp.	1.8%
Cadence Design Systems, Inc.	1.7%
Quanta Services, Inc.	1.7%
Kansas City Southern Co.	1.7%
State Street Corp.	1.5%
Regal Beloit Corp.	1.5%
Take-Two Interactive Software, Inc.	1.5%
Sempra Energy	1.4%
Dollar General Corp.	1.4%
GICS sectors (g)
Information Technology	18.5%
Industrials	15.9%
Health Care	13.8%
Consumer Discretionary	11.8%
Financials	10.8%
Real Estate	7.7%
Utilities	5.8%
Communication Services	4.5%
Materials	4.1%
Consumer Staples	3.2%
Energy	2.9%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2020.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2020 through November 30, 2020
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2020 through November 30, 2020.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/20	Ending Account Value 11/30/20	Expenses Paid During Period (p) 6/01/20-11/30/20
A	Actual	0.84%	$1,000.00	$1,184.11	$4.60
	Hypothetical (h)	0.84%	$1,000.00	$1,020.86	$4.26
B	Actual	1.59%	$1,000.00	$1,179.51	$8.69
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04
C	Actual	1.59%	$1,000.00	$1,180.45	$8.69
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04
I	Actual	0.59%	$1,000.00	$1,185.81	$3.23
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99
R1	Actual	1.59%	$1,000.00	$1,179.34	$8.69
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04
R2	Actual	1.09%	$1,000.00	$1,183.18	$5.97
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
R3	Actual	0.84%	$1,000.00	$1,184.87	$4.60
	Hypothetical (h)	0.84%	$1,000.00	$1,020.86	$4.26
R4	Actual	0.59%	$1,000.00	$1,186.57	$3.23
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99
R6	Actual	0.50%	$1,000.00	$1,186.39	$2.74
	Hypothetical (h)	0.50%	$1,000.00	$1,022.56	$2.54
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
11/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace – 1.9%
CACI International, Inc., “A” (a)	14,717	$ 3,492,197
Huntington Ingalls Industries, Inc.	19,611	3,141,486
		$6,633,683
Apparel Manufacturers – 0.2%
PVH Corp.	9,442	$ 750,545
Automotive – 1.5%
Lear Corp.	31,109	$ 4,447,032
LKQ Corp. (a)	30,315	1,067,694
		$5,514,726
Biotechnology – 1.6%
Adaptive Biotechnologies Corp. (a)	22,683	$ 1,093,774
Incyte Corp. (a)	53,045	4,484,425
		$5,578,199
Brokerage & Asset Managers – 0.1%
Evercore Partners, Inc.	5,926	$ 538,851
Business Services – 4.0%
CoStar Group, Inc. (a)	871	$ 793,106
Equifax, Inc.	25,010	4,174,169
Etsy, Inc. (a)	14,015	2,252,211
Fidelity National Information Services, Inc.	13,691	2,031,881
Fiserv, Inc. (a)	22,294	2,567,823
TriNet Group, Inc. (a)	8,778	658,350
Verisk Analytics, Inc., “A”	8,197	1,625,547
		$14,103,087
Cable TV – 1.4%
Cable One, Inc.	2,471	$ 4,894,236
Chemicals – 1.8%
Eastman Chemical Co.	49,503	$ 4,821,592
Huntsman Corp.	59,818	1,481,692
		$6,303,284
Computer Software – 7.6%
Atlassian Corp. PLC, “A” (a)	4,507	$ 1,014,300
Cadence Design Systems, Inc. (a)	53,408	6,211,350
Citrix Systems, Inc.	14,818	1,836,247
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
CrowdStrike Holdings, Inc. (a)	27,057	$ 4,147,297
DocuSign, Inc. (a)	30,466	6,942,592
Okta, Inc. (a)	15,476	3,792,239
Twilio, Inc., “A” (a)	761	243,589
VeriSign, Inc. (a)	14,888	2,988,319
		$27,175,933
Computer Software - Systems – 7.1%
EPAM Systems, Inc. (a)	12,885	$ 4,153,222
Hewlett Packard Enterprise	200,443	2,212,891
Juniper Networks, Inc.	118,997	2,590,565
ServiceNow, Inc. (a)	9,047	4,836,074
SS&C Technologies Holdings, Inc.	11,172	769,639
Synnex Corp.	3,244	520,046
TransUnion	43,822	3,991,746
Verint Systems, Inc. (a)	16,643	947,985
Western Digital Corp.	27,124	1,217,325
Zebra Technologies Corp., “A” (a)	10,579	4,003,305
		$25,242,798
Construction – 4.5%
American Homes 4 Rent, “A”, REIT	166,728	$ 4,788,428
D.R. Horton, Inc.	37,725	2,810,512
Eagle Materials, Inc.	14,934	1,358,844
Masco Corp.	55,764	2,992,854
Pulte Homes, Inc.	60,079	2,621,247
Taylor Morrison Home Corp. (a)	49,624	1,254,495
Toll Brothers, Inc.	6,888	326,147
		$16,152,527
Consumer Products – 0.9%
Energizer Holdings, Inc.	8,949	$ 374,874
Reynolds Consumer Products, Inc.	95,937	2,910,728
		$3,285,602
Consumer Services – 1.0%
Grand Canyon Education, Inc. (a)	16,508	$ 1,377,923
Peloton Interactive, Inc., “A” (a)	13,970	1,625,409
Planet Fitness, Inc. (a)	7,521	548,657
		$3,551,989
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 1.1%
Graphic Packaging Holding Co.	201,727	$ 3,090,457
Sealed Air Corp.	16,880	760,613
		$3,851,070
Electrical Equipment – 0.6%
AMETEK, Inc.	17,099	$ 2,026,744
Sensata Technologies Holding PLC (a)	3,926	191,707
		$2,218,451
Electronics – 2.4%
Advanced Energy Industries, Inc. (a)	2,325	$ 224,270
Cirrus Logic, Inc. (a)	32,439	2,598,364
Lam Research Corp.	6,581	2,978,955
Silicon Laboratories, Inc. (a)	2,312	270,990
Skyworks Solutions, Inc.	18,148	2,561,953
		$8,634,532
Energy - Independent – 1.0%
Diamondback Energy, Inc.	28,883	$ 1,154,165
EQT Corp.	160,697	2,391,171
		$3,545,336
Engineering - Construction – 1.7%
Quanta Services, Inc.	89,180	$ 6,094,561
Food & Beverages – 1.7%
Ingredion, Inc.	2,568	$ 198,121
J.M. Smucker Co.	31,453	3,686,292
Tyson Foods, Inc., “A”	35,386	2,307,167
		$6,191,580
Food & Drug Stores – 0.6%
Albertsons Cos., Inc., “A”	125,460	$ 2,011,124
Gaming & Lodging – 0.3%
Marriott International, Inc., “A”	8,318	$ 1,055,305
General Merchandise – 1.4%
Dollar General Corp.	23,387	$ 5,111,930
Insurance – 5.8%
Ameriprise Financial, Inc.	10,436	$ 1,933,164
CNO Financial Group, Inc.	84,765	1,803,799
Equitable Holdings, Inc.	133,274	3,382,494
Everest Re Group Ltd.	16,599	3,773,451
Hartford Financial Services Group, Inc.	94,339	4,169,784
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Lincoln National Corp.	49,759	$ 2,349,620
Reinsurance Group of America, Inc.	28,550	3,291,244
		$20,703,556
Internet – 0.4%
GoDaddy, Inc. (a)	6,432	$ 511,601
Spotify Technology S.A. (a)	3,083	898,294
		$1,409,895
Leisure & Toys – 4.6%
Brunswick Corp.	67,931	$ 5,070,370
Electronic Arts, Inc. (a)	39,723	5,074,613
Polaris, Inc.	9,920	952,320
Take-Two Interactive Software, Inc. (a)	29,197	5,270,351
		$16,367,654
Machinery & Tools – 4.8%
AGCO Corp.	49,397	$ 4,569,717
Cummins, Inc.	3,601	832,443
ITT, Inc.	17,484	1,269,863
Regal Beloit Corp.	44,482	5,295,137
Roper Technologies, Inc.	7,696	3,286,192
Timken Co.	27,178	1,995,952
		$17,249,304
Major Banks – 1.9%
Comerica, Inc.	27,108	$ 1,333,714
State Street Corp.	77,173	5,439,153
		$6,772,867
Medical & Health Technology & Services – 6.5%
Charles River Laboratories International, Inc. (a)	18,752	$ 4,397,719
IDEXX Laboratories, Inc. (a)	2,928	1,349,749
Laboratory Corp. of America Holdings (a)	4,690	937,250
McKesson Corp.	35,986	6,474,241
PRA Health Sciences, Inc. (a)	35,508	3,983,998
Quest Diagnostics, Inc.	8,952	1,109,869
Universal Health Services, Inc.	36,327	4,743,580
		$22,996,406
Medical Equipment – 4.1%
Avantor, Inc. (a)	118,876	$ 3,242,937
DexCom, Inc. (a)	7,161	2,289,229
Hologic, Inc. (a)	21,493	1,485,811
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
PerkinElmer, Inc.	13,687	$ 1,820,371
STERIS PLC	4,851	940,172
West Pharmaceutical Services, Inc.	17,038	4,688,176
		$14,466,696
Metals & Mining – 0.7%
Reliance Steel & Aluminum Co.	14,741	$ 1,736,490
Steel Dynamics, Inc.	20,514	742,812
		$2,479,302
Natural Gas - Distribution – 2.0%
Sempra Energy	40,382	$ 5,147,897
UGI Corp.	57,696	2,047,054
		$7,194,951
Natural Gas - Pipeline – 0.4%
Cheniere Energy, Inc. (a)	5,981	$ 339,063
Williams Cos., Inc.	43,660	915,987
		$1,255,050
Network & Telecom – 1.2%
QTS Realty Trust, Inc., REIT, “A”	70,921	$ 4,213,417
Oil Services – 1.6%
ChampionX Corp. (a)	182,573	$ 2,168,967
Halliburton Co.	60,713	1,007,229
National Oilwell Varco, Inc.	198,020	2,427,725
		$5,603,921
Other Banks & Diversified Financials – 2.6%
Bank OZK	49,699	$ 1,389,584
Navient Corp.	20,953	196,330
Northern Trust Corp.	45,499	4,236,867
SVB Financial Group (a)	8,358	2,882,340
Synchrony Financial	18,399	560,617
		$9,265,738
Pharmaceuticals – 1.7%
United Therapeutics Corp. (a)	15,525	$ 2,059,236
Zoetis, Inc.	23,866	3,827,629
		$5,886,865
Pollution Control – 0.9%
Republic Services, Inc.	33,824	$ 3,271,457
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 1.7%
Kansas City Southern Co.	31,917	$ 5,941,988
Real Estate – 5.5%
Brixmor Property Group, Inc., REIT	99,184	$ 1,514,540
Gaming and Leisure Properties, Inc., REIT	54,901	2,280,588
Lexington Realty Trust, REIT	355,269	3,627,296
PennyMac Financial Services, Inc.	20,177	1,163,002
Spirit Realty Capital, Inc., REIT	34,518	1,271,643
STAG Industrial, Inc., REIT	147,603	4,395,617
Sun Communities, Inc., REIT	10,216	1,420,024
W.P. Carey, Inc., REIT	44,772	3,098,670
Weyerhaeuser Co., REIT	25,192	731,576
		$19,502,956
Restaurants – 1.2%
Chipotle Mexican Grill, Inc., “A” (a)	1,156	$ 1,490,581
Domino's Pizza, Inc.	4,140	1,625,240
Texas Roadhouse, Inc.	16,622	1,259,947
		$4,375,768
Specialty Chemicals – 0.4%
Corteva, Inc.	20,360	$ 780,195
Univar Solutions, Inc. (a)	38,891	696,149
		$1,476,344
Specialty Stores – 1.7%
AutoZone, Inc. (a)	1,557	$ 1,771,321
Best Buy Co., Inc.	11,504	1,251,635
Urban Outfitters, Inc. (a)	31,979	875,585
Wayfair, Inc., “A” (a)	8,959	2,278,811
		$6,177,352
Trucking – 1.1%
Forward Air Corp.	19,236	$ 1,405,575
Schneider National, Inc.	119,579	2,499,201
		$3,904,776
Utilities - Electric Power – 3.8%
AES Corp.	20,760	$ 424,334
DTE Energy Co.	16,182	2,035,858
Edison International	28,777	1,765,757
NRG Energy, Inc.	96,984	3,176,226
Vistra Corp.	128,424	2,398,960
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Xcel Energy, Inc.	53,211	$ 3,584,293
		$13,385,428
Total Common Stocks (Identified Cost, $287,179,336)		$ 352,341,040
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 0.1% (v) (Identified Cost, $1,607,753)	1,607,753	$ 1,607,753
Other Assets, Less Liabilities – 0.5%		1,828,852
Net Assets – 100.0%		$ 355,777,645

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,607,753 and $352,341,040, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
11

Financial Statements
Statement of Assets and Liabilities
At 11/30/20 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $287,179,336)	$352,341,040
Investments in affiliated issuers, at value (identified cost, $1,607,753)	1,607,753
Receivables for
Investments sold	1,275,508
Fund shares sold	349,509
Interest and dividends	335,021
Receivable from investment adviser	11,560
Other assets	28,018
Total assets	$355,948,409
Liabilities
Payables for
Fund shares reacquired	$101,177
Payable to affiliates
Administrative services fee	619
Shareholder servicing costs	24,649
Distribution and service fees	2,258
Payable for independent Trustees' compensation	662
Accrued expenses and other liabilities	41,399
Total liabilities	$170,764
Net assets	$355,777,645
Net assets consist of
Paid-in capital	$286,180,555
Total distributable earnings (loss)	69,597,090
Net assets	$355,777,645
Shares of beneficial interest outstanding	27,982,323
12

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$78,901,928	6,227,096	$12.67
Class B	108,291	8,626	12.55
Class C	150,449	11,983	12.56
Class I	4,488,256	353,296	12.70
Class R1	117,159	9,328	12.56
Class R2	169,485	13,392	12.66
Class R3	1,243,049	97,991	12.69
Class R4	825,746	64,942	12.72
Class R6	269,773,282	21,195,669	12.73

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.44 [100 / 94.25 x $12.67]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
13

Financial Statements
Statement of Operations
Six months ended 11/30/20 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$2,685,940
Other	14,858
Income on securities loaned	1,907
Dividends from affiliated issuers	1,647
Total investment income	$2,704,352
Expenses
Management fee	$835,784
Distribution and service fees	96,297
Shareholder servicing costs	39,208
Administrative services fee	27,316
Independent Trustees' compensation	4,209
Custodian fee	12,895
Shareholder communications	4,718
Audit and tax fees	27,518
Legal fees	1,303
Registration fees	64,463
Miscellaneous	15,124
Total expenses	$1,128,835
Fees paid indirectly	(1)
Reduction of expenses by investment adviser and distributor	(158,962)
Net expenses	$969,872
Net investment income (loss)	$1,734,480
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$9,752,887
Affiliated issuers	(209)
Net realized gain (loss)	$9,752,678
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$45,181,640
Net realized and unrealized gain (loss)	$54,934,318
Change in net assets from operations	$56,668,798
See Notes to Financial Statements
14

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20
Change in net assets
From operations
Net investment income (loss)	$1,734,480	$3,440,093
Net realized gain (loss)	9,752,678	4,684,508
Net unrealized gain (loss)	45,181,640	77,653
Change in net assets from operations	$56,668,798	$8,202,254
Total distributions to shareholders	$—	$(14,604,385)
Change in net assets from fund share transactions	$(15,879,110)	$45,074,144
Total change in net assets	$40,789,688	$38,672,013
Net assets
At beginning of period	314,987,957	276,315,944
At end of period	$355,777,645	$314,987,957
See Notes to Financial Statements
15

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17(c)
Net asset value, beginning of period	$10.70	$11.14	$12.07	$11.03	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.10	$0.11	$0.09	$0.06
Net realized and unrealized gain (loss)	1.93	0.02	(0.27)	1.36	1.01
Total from investment operations	$1.97	$0.12	$(0.16)	$1.45	$1.07
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$(0.09)	$(0.10)	$(0.04)
From net realized gain	—	(0.46)	(0.68)	(0.31)	—
Total distributions declared to shareholders	$—	$(0.56)	$(0.77)	$(0.41)	$(0.04)
Net asset value, end of period (x)	$12.67	$10.70	$11.14	$12.07	$11.03
Total return (%) (r)(s)(t)(x)	18.41(n)	0.51	(0.52)	13.20	10.72(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93(a)	0.96	0.97	0.94	0.96(a)
Expenses after expense reductions (f)	0.84(a)	0.84	0.84	0.84	0.81(a)
Net investment income (loss)	0.78(a)	0.89	0.96	0.71	0.76(a)
Portfolio turnover	52(n)	81	80	84	68(n)
Net assets at end of period (000 omitted)	$78,902	$74,843	$74,051	$77,738	$73
See Notes to Financial Statements
16

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17(c)
Net asset value, beginning of period	$10.64	$11.08	$12.03	$10.99	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.02	$0.02	$(0.00)(w)	$0.00(w)
Net realized and unrealized gain (loss)	1.91	0.01	(0.26)	1.35	1.00
Total from investment operations	$1.91	$0.03	$(0.24)	$1.35	$1.00
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$(0.03)	$—	$(0.01)
From net realized gain	—	(0.46)	(0.68)	(0.31)	—
Total distributions declared to shareholders	$—	$(0.47)	$(0.71)	$(0.31)	$(0.01)
Net asset value, end of period (x)	$12.55	$10.64	$11.08	$12.03	$10.99
Total return (%) (r)(s)(t)(x)	17.95(n)	(0.23)	(1.27)	12.35	10.02(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68(a)	1.71	1.72	1.67	1.73(a)
Expenses after expense reductions (f)	1.59(a)	1.59	1.59	1.59	1.56(a)
Net investment income (loss)	0.01(a)(l)	0.15	0.21	(0.04)	0.02(a)
Portfolio turnover	52(n)	81	80	84	68(n)
Net assets at end of period (000 omitted)	$108	$92	$99	$66	$57
See Notes to Financial Statements
17

Financial Highlights – continued
Class C	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17(c)
Net asset value, beginning of period	$10.64	$11.10	$12.03	$10.99	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.02	$0.02	$(0.00)(w)	$0.00(w)
Net realized and unrealized gain (loss)	1.92	0.01	(0.25)	1.35	1.00
Total from investment operations	$1.92	$0.03	$(0.23)	$1.35	$1.00
Less distributions declared to shareholders
From net investment income	$—	$(0.03)	$(0.02)	$(0.00)(w)	$(0.01)
From net realized gain	—	(0.46)	(0.68)	(0.31)	—
Total distributions declared to shareholders	$—	$(0.49)	$(0.70)	$(0.31)	$(0.01)
Net asset value, end of period (x)	$12.56	$10.64	$11.10	$12.03	$10.99
Total return (%) (r)(s)(t)(x)	18.05(n)	(0.28)	(1.27)	12.40	10.02(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68(a)	1.71	1.72	1.67	1.73(a)
Expenses after expense reductions (f)	1.59(a)	1.59	1.59	1.59	1.56(a)
Net investment income (loss)	0.03(a)(l)	0.16	0.21	(0.04)	0.01(a)
Portfolio turnover	52(n)	81	80	84	68(n)
Net assets at end of period (000 omitted)	$150	$138	$109	$98	$64
See Notes to Financial Statements
18

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17(c)
Net asset value, beginning of period	$10.71	$11.16	$12.11	$11.04	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.13	$0.14	$0.11	$0.08
Net realized and unrealized gain (loss)	1.93	0.02	(0.28)	1.37	1.01
Total from investment operations	$1.99	$0.15	$(0.14)	$1.48	$1.09
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.13)	$(0.10)	$(0.05)
From net realized gain	—	(0.46)	(0.68)	(0.31)	—
Total distributions declared to shareholders	$—	$(0.60)	$(0.81)	$(0.41)	$(0.05)
Net asset value, end of period (x)	$12.70	$10.71	$11.16	$12.11	$11.04
Total return (%) (r)(s)(t)(x)	18.58(n)	0.71	(0.30)	13.51	10.91(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69(a)	0.71	0.71	0.67	0.74(a)
Expenses after expense reductions (f)	0.59(a)	0.59	0.59	0.59	0.56(a)
Net investment income (loss)	1.02(a)	1.18	1.26	0.95	1.02(a)
Portfolio turnover	52(n)	81	80	84	68(n)
Net assets at end of period (000 omitted)	$4,488	$4,368	$2,336	$69	$55
See Notes to Financial Statements
19

Financial Highlights – continued
Class R1	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17(c)
Net asset value, beginning of period	$10.65	$11.09	$12.03	$10.99	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.02	$0.02	$(0.01)	$0.00(w)
Net realized and unrealized gain (loss)	1.91	0.02	(0.26)	1.36	1.00
Total from investment operations	$1.91	$0.04	$(0.24)	$1.35	$1.00
Less distributions declared to shareholders
From net investment income	$—	$(0.02)	$(0.02)	$—	$(0.01)
From net realized gain	—	(0.46)	(0.68)	(0.31)	—
Total distributions declared to shareholders	$—	$(0.48)	$(0.70)	$(0.31)	$(0.01)
Net asset value, end of period (x)	$12.56	$10.65	$11.09	$12.03	$10.99
Total return (%) (r)(s)(t)(x)	17.93(n)	(0.16)	(1.31)	12.35	10.02(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68(a)	1.71	1.72	1.67	1.73(a)
Expenses after expense reductions (f)	1.59(a)	1.59	1.59	1.59	1.56(a)
Net investment income (loss)	0.02(a)(l)	0.15	0.22	(0.05)	0.02(a)
Portfolio turnover	52(n)	81	80	84	68(n)
Net assets at end of period (000 omitted)	$117	$98	$97	$62	$55
See Notes to Financial Statements
20

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17(c)
Net asset value, beginning of period	$10.70	$11.15	$12.07	$11.02	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.07	$0.08	$0.05	$0.04
Net realized and unrealized gain (loss)	1.93	0.02	(0.25)	1.35	1.01
Total from investment operations	$1.96	$0.09	$(0.17)	$1.40	$1.05
Less distributions declared to shareholders
From net investment income	$—	$(0.08)	$(0.07)	$(0.04)	$(0.03)
From net realized gain	—	(0.46)	(0.68)	(0.31)	—
Total distributions declared to shareholders	$—	$(0.54)	$(0.75)	$(0.35)	$(0.03)
Net asset value, end of period (x)	$12.66	$10.70	$11.15	$12.07	$11.02
Total return (%) (r)(s)(t)(x)	18.32(n)	0.21	(0.71)	12.82	10.51(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18(a)	1.21	1.22	1.17	1.23(a)
Expenses after expense reductions (f)	1.09(a)	1.09	1.09	1.09	1.06(a)
Net investment income (loss)	0.44(a)	0.65	0.70	0.45	0.52(a)
Portfolio turnover	52(n)	81	80	84	68(n)
Net assets at end of period (000 omitted)	$169	$62	$62	$62	$55
See Notes to Financial Statements
21

Financial Highlights – continued
Class R3	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17(c)
Net asset value, beginning of period	$10.71	$11.16	$12.09	$11.03	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.07	$0.11	$0.08	$0.06
Net realized and unrealized gain (loss)	1.94	0.05	(0.26)	1.36	1.01
Total from investment operations	$1.98	$0.12	$(0.15)	$1.44	$1.07
Less distributions declared to shareholders
From net investment income	$—	$(0.11)	$(0.10)	$(0.07)	$(0.04)
From net realized gain	—	(0.46)	(0.68)	(0.31)	—
Total distributions declared to shareholders	$—	$(0.57)	$(0.78)	$(0.38)	$(0.04)
Net asset value, end of period (x)	$12.69	$10.71	$11.16	$12.09	$11.03
Total return (%) (r)(s)(t)(x)	18.49(n)	0.51	(0.50)	13.17	10.71(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93(a)	1.00	0.97	0.92	0.98(a)
Expenses after expense reductions (f)	0.84(a)	0.84	0.84	0.84	0.81(a)
Net investment income (loss)	0.77(a)	0.72	0.95	0.71	0.77(a)
Portfolio turnover	52(n)	81	80	84	68(n)
Net assets at end of period (000 omitted)	$1,243	$1,015	$62	$63	$55
See Notes to Financial Statements
22

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17(c)
Net asset value, beginning of period	$10.72	$11.17	$12.11	$11.04	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.13	$0.14	$0.11	$0.08
Net realized and unrealized gain (loss)	1.94	0.02	(0.27)	1.37	1.01
Total from investment operations	$2.00	$0.15	$(0.13)	$1.48	$1.09
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.13)	$(0.10)	$(0.05)
From net realized gain	—	(0.46)	(0.68)	(0.31)	—
Total distributions declared to shareholders	$—	$(0.60)	$(0.81)	$(0.41)	$(0.05)
Net asset value, end of period (x)	$12.72	$10.72	$11.17	$12.11	$11.04
Total return (%) (r)(s)(t)(x)	18.66(n)	0.73	(0.30)	13.51	10.91(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69(a)	0.71	0.72	0.67	0.74(a)
Expenses after expense reductions (f)	0.59(a)	0.59	0.59	0.59	0.56(a)
Net investment income (loss)	1.02(a)	1.18	1.21	0.96	1.02(a)
Portfolio turnover	52(n)	81	80	84	68(n)
Net assets at end of period (000 omitted)	$826	$685	$63	$63	$55
See Notes to Financial Statements
23

Financial Highlights – continued
Class R6	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17(c)
Net asset value, beginning of period	$10.73	$11.17	$12.11	$11.04	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.14	$0.15	$0.12	$0.09
Net realized and unrealized gain (loss)	1.94	0.02	(0.27)	1.36	1.00
Total from investment operations	$2.00	$0.16	$(0.12)	$1.48	$1.09
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.14)	$(0.10)	$(0.05)
From net realized gain	—	(0.46)	(0.68)	(0.31)	—
Total distributions declared to shareholders	$—	$(0.60)	$(0.82)	$(0.41)	$(0.05)
Net asset value, end of period (x)	$12.73	$10.73	$11.17	$12.11	$11.04
Total return (%) (r)(s)(t)(x)	18.64(n)	0.87	(0.17)	13.52	10.91(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60(a)	0.61	0.61	0.62	0.60(a)
Expenses after expense reductions (f)	0.50(a)	0.49	0.48	0.52	0.55(a)
Net investment income (loss)	1.12(a)	1.25	1.32	1.03	1.05(a)
Portfolio turnover	52(n)	81	80	84	68(n)
Net assets at end of period (000 omitted)	$269,773	$233,687	$199,437	$196,721	$187,594

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, August 19, 2016, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	The net investment income ratio does not vary by the class specific expense differential because of the timing of sales of fund shares and the allocation of fund level income at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
24

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Blended Research Mid Cap Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid
25

Notes to Financial Statements (unaudited) - continued
quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted
26

Notes to Financial Statements (unaudited) - continued
quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$352,341,040	$—	$—	$352,341,040
Mutual Funds	1,607,753	—	—	1,607,753
Total	$353,948,793	$—	$—	$353,948,793
For further information regarding security characteristics, see the Portfolio of Investments.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At November 30, 2020, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
27

Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended November 30, 2020, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
28

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/20
Ordinary income (including any short-term capital gains)	$4,617,234
Long-term capital gains	9,987,151
Total distributions	$14,604,385
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/20
Cost of investments	$290,059,590
Gross appreciation	70,703,306
Gross depreciation	(6,814,103)
Net unrealized appreciation (depreciation)	$ 63,889,203
As of 5/31/20
Undistributed ordinary income	1,085,937
Undistributed long-term capital gain	8,469
Post-October capital loss deferral	(6,873,677)
Net unrealized appreciation (depreciation)	18,707,563
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. On October 2, 2020, the fund announced that effective December 21, 2020, the time period will be shortened for the automatic conversion of Class C shares to Class A shares, of the same fund, from approximately ten years to approximately eight years after purchase. On or about December 21, 2020, any Class C shares that have an original purchase date of December 31, 2012 or
29

Notes to Financial Statements (unaudited) - continued
earlier will convert to Class A shares, of the same fund. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/20	Year ended 5/31/20
Class A	$—	$3,300,966
Class B	—	3,896
Class C	—	5,124
Class I	—	182,704
Class R1	—	4,201
Class R2	—	2,965
Class R3	—	4,017
Class R4	—	34,334
Class R6	—	11,066,178
Total	$—	$14,604,385
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended November 30, 2020, this management fee reduction amounted to $18,694, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2020 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.84%	1.59%	1.59%	0.59%	1.59%	1.09%	0.84%	0.59%	0.55%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2021. For the six months ended November 30, 2020, this reduction amounted to $140,236, which is included in the reduction of total expenses in the Statement of Operations.
30

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,233 for the six months ended November 30, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 92,815
Class B	0.75%	0.25%	1.00%	1.00%	494
Class C	0.75%	0.25%	1.00%	1.00%	713
Class R1	0.75%	0.25%	1.00%	1.00%	530
Class R2	0.25%	0.25%	0.50%	0.50%	344
Class R3	—	0.25%	0.25%	0.25%	1,401
Total Distribution and Service Fees					$96,297
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2020 based on each class's average daily net assets.MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2020, this rebate amounted to $32 for Class A and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the six months ended November 30, 2020.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2020, the fee was $1,603, which equated to 0.0010% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service
31

Notes to Financial Statements (unaudited) - continued
providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $37,605.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2020 was equivalent to an annual effective rate of 0.0163% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At November 30, 2020, MFS held approximately 66% and 61% of the outstanding shares of Class B and Class R1, respectively.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2020, this reimbursement amounted to $14,802, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended November 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $169,755,814 and $185,464,803, respectively.
32

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/20		Year ended 5/31/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	675,423	$7,708,161	3,823,986	$42,204,128
Class B	—	—	710	8,449
Class C	1,810	21,045	3,318	36,721
Class I	33,004	369,603	264,349	3,025,189
Class R1	145	1,634	183	2,105
Class R2	7,742	84,136	—	—
Class R3	11,033	127,119	89,966	808,205
Class R4	4,229	49,026	59,833	707,821
Class R6	4,119,673	46,315,350	5,594,966	57,701,440
	4,853,059	$54,676,074	9,837,311	$104,494,058
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	2,782	$33,521
Class B	—	—	324	3,896
Class C	—	—	426	5,124
Class I	—	—	15,150	182,704
Class R1	—	—	349	4,201
Class R2	—	—	246	2,965
Class R3	—	—	333	4,017
Class R4	—	—	2,844	34,334
Class R6	—	—	916,833	11,066,178
	—	$—	939,287	$11,336,940
Shares reacquired
Class A	(1,443,421)	$(16,199,160)	(3,480,093)	$(41,089,073)
Class B	(26)	(289)	(1,322)	(15,577)
Class C	(2,839)	(31,781)	(517)	(6,282)
Class I	(87,348)	(1,002,359)	(81,218)	(812,162)
Class R1	(1)	(10)	(87)	(1,015)
Class R2	(147)	(1,739)	—	—
Class R3	(7,815)	(90,236)	(1,111)	(11,154)
Class R4	(3,159)	(36,609)	(4,423)	(51,279)
Class R6	(4,703,748)	(53,193,001)	(2,588,276)	(28,770,312)
	(6,248,504)	$(70,555,184)	(6,157,047)	$(70,756,854)
33

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/20		Year ended 5/31/20
	Shares	Amount	Shares	Amount
Net change
Class A	(767,998)	$(8,490,999)	346,675	$1,148,576
Class B	(26)	(289)	(288)	(3,232)
Class C	(1,029)	(10,736)	3,227	35,563
Class I	(54,344)	(632,756)	198,281	2,395,731
Class R1	144	1,624	445	5,291
Class R2	7,595	82,397	246	2,965
Class R3	3,218	36,883	89,188	801,068
Class R4	1,070	12,417	58,254	690,876
Class R6	(584,075)	(6,877,651)	3,923,523	39,997,306
	(1,395,445)	$(15,879,110)	4,619,551	$45,074,144
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2060 Fund were the owners of record of approximately 14%, 14%, 11%, 9%, 8%, 6%, 5%, 5%, 3%, and 1%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2020, the fund’s commitment fee and interest expense were $726 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
34

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,229,472	$62,398,081	$63,019,591	$(209)	$—	$1,607,753

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,647	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.
35

Board Review of Investment Advisory Agreement
MFS Blended Research Mid Cap Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2020 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2019 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)
36

Board Review of Investment Advisory Agreement - continued
information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for each of the three- and one-year periods (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on August 19, 2016; therefore, no performance data for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund's Class I total return performance relative to the Fund's benchmark performance for the three- and one-year periods ended December 31, 2019.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by
37

Board Review of Investment Advisory Agreement - continued
Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund, and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
38

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2020.
39

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
40

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
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1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
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Kansas City, MO 64105-1407

Semiannual Report

November 30, 2020

MFS® Blended Research® Value Equity Fund

BRU-SEM

MFS® Blended Research® Value Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

Markets experienced dramatic swings this year as the coronavirus pandemic brought the global economy to a standstill for several months early in the year. The speedy development of vaccines and therapeutics later brightened the economic and market outlook, but a great deal of uncertainty remains as case counts in the United States and Europe remain very high and it is still unclear how quickly vaccines can be made widely available. In the United States, political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Additional U.S. stimulus is anticipated with the Democrats in the

White House and holding a majority in both houses of Congress. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of our global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline and thoughtful risk management to create sustainable value for investors.

Respectfully,

Michael W. Roberge

Chief Executive Officer

MFS Investment Management

January 14, 2021

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Johnson & Johnson	3.1%
Bank of America Corp.	2.5%
Medtronic PLC	2.3%
Intel Corp.	2.2%
Wal-Mart Stores, Inc.	1.8%
Eaton Corp. PLC	1.8%
Citigroup, Inc.	1.7%
Honeywell International, Inc.	1.7%
PNC Financial Services Group, Inc.	1.6%
JPMorgan Chase & Co.	1.5%

GICS sectors (g)
Financials	19.5%
Health Care	14.0%
Industrials	12.8%
Communication Services	9.3%
Information Technology	9.1%
Consumer Discretionary	7.6%
Consumer Staples	7.6%
Utilities	6.1%
Real Estate	4.6%
Energy	4.5%
Materials	4.0%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of November 30, 2020.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2020 through November 30, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2020 through November 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/20	Ending Account Value 11/30/20	Expenses Paid During Period (p) 6/01/20-11/30/20
A	Actual	0.74%	$1,000.00	$1,158.54	$4.00
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
B	Actual	1.49%	$1,000.00	$1,154.45	$8.05
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
C	Actual	1.49%	$1,000.00	$1,153.71	$8.04
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
I	Actual	0.49%	$1,000.00	$1,159.45	$2.65
	Hypothetical (h)	0.49%	$1,000.00	$1,022.61	$2.48
R1	Actual	1.49%	$1,000.00	$1,153.71	$8.04
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
R2	Actual	0.99%	$1,000.00	$1,156.52	$5.35
	Hypothetical (h)	0.99%	$1,000.00	$1,020.10	$5.01
R3	Actual	0.74%	$1,000.00	$1,157.85	$4.00
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
R4	Actual	0.49%	$1,000.00	$1,160.31	$2.65
	Hypothetical (h)	0.49%	$1,000.00	$1,022.61	$2.48
R6	Actual	0.40%	$1,000.00	$1,160.04	$2.17
	Hypothetical (h)	0.40%	$1,000.00	$1,023.06	$2.03

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

11/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 99.1%
Aerospace - 3.3%
Honeywell International, Inc.	18,392	$3,750,497
Huntington Ingalls Industries, Inc.	4,588	734,952
L3Harris Technologies, Inc.	5,760	1,105,862
Lockheed Martin Corp.	2,890	1,054,850
Northrop Grumman Corp.	3,056	923,706

		$7,569,867
Apparel Manufacturers - 0.4%
PVH Corp.	10,005	$795,297

Automotive - 1.2%
Lear Corp.	18,163	$2,596,401

Biotechnology - 1.0%
Biogen, Inc. (a)	4,270	$1,025,526
Gilead Sciences, Inc.	20,689	1,255,202

		$2,280,728
Broadcasting - 0.4%
Walt Disney Co.	6,749	$998,919

Brokerage & Asset Managers - 0.4%
Charles Schwab Corp.	16,039	$782,382

Business Services - 2.0%
Fidelity National Information Services, Inc.	8,946	$1,327,676
Fiserv, Inc. (a)	20,764	2,391,597
Global Payments, Inc.	4,484	875,232

		$4,594,505
Cable TV - 2.9%
Charter Communications, Inc., “A” (a)	5,064	$3,301,677
Comcast Corp., “A”	63,946	3,212,647

		$6,514,324
Chemicals - 1.0%
Eastman Chemical Co.	23,514	$2,290,264

Computer Software - 1.3%
Microsoft Corp.	13,981	$2,992,913

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - 1.1%
Arrow Electronics, Inc. (a)	8,915	$817,060
Synnex Corp.	4,784	766,923
Zebra Technologies Corp., “A” (a)	2,495	944,158

		$2,528,141
Construction - 2.0%
D.R. Horton, Inc.	20,131	$1,499,760
Masco Corp.	14,358	770,594
Mid-America Apartment Communities, Inc., REIT	5,359	676,091
Sherwin-Williams Co.	1,449	1,083,316
Toll Brothers, Inc.	12,435	588,797

		$4,618,558
Consumer Products - 2.3%
Colgate-Palmolive Co.	14,739	$1,262,248
Kimberly-Clark Corp.	17,334	2,414,799
Procter & Gamble Co.	11,479	1,594,089

		$5,271,136
Containers - 0.5%
Graphic Packaging Holding Co.	71,024	$1,088,088

Electrical Equipment - 0.9%
Johnson Controls International PLC	28,867	$1,329,037
Littlefuse, Inc.	2,921	702,588

		$2,031,625
Electronics - 4.1%
Applied Materials, Inc.	38,867	$3,205,750
Intel Corp.	104,580	5,056,443
Texas Instruments, Inc.	6,895	1,111,819

		$9,374,012
Energy - Independent - 2.4%
ConocoPhillips	43,198	$1,708,913
Diamondback Energy, Inc.	28,214	1,127,431
EOG Resources, Inc.	14,307	670,712
Valero Energy Corp.	35,728	1,921,095

		$5,428,151
Energy - Integrated - 0.7%
Exxon Mobil Corp.	41,948	$1,599,477

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Engineering - Construction - 0.6%
Quanta Services, Inc.	20,792	$1,420,925

Food & Beverages - 2.2%
General Mills, Inc.	15,449	$939,608
J.M. Smucker Co.	8,621	1,010,381
Mondelez International, Inc.	19,829	1,139,176
PepsiCo, Inc.	13,690	1,974,509

		$5,063,674
Food & Drug Stores - 1.8%
Wal-Mart Stores, Inc.	27,235	$4,161,236

Gaming & Lodging - 0.7%
Marriott International, Inc., “A”	11,663	$1,479,685

General Merchandise - 0.8%
Dollar General Corp.	8,095	$1,769,405

Health Maintenance Organizations - 1.2%
Cigna Corp.	3,729	$779,883
Humana, Inc.	4,893	1,959,744

		$2,739,627
Insurance - 5.6%
Berkshire Hathaway, Inc., “B” (a)	13,918	$3,185,969
Chubb Ltd.	18,737	2,769,891
Equitable Holdings, Inc.	53,014	1,345,495
Hartford Financial Services Group, Inc.	43,677	1,930,524
MetLife, Inc.	58,355	2,694,250
Reinsurance Group of America, Inc.	7,356	848,000

		$12,774,129
Internet - 2.0%
Alphabet, Inc., “A” (a)	1,712	$3,003,533
Facebook, Inc., “A” (a)	5,705	1,580,114

		$4,583,647
Leisure & Toys - 2.3%
Activision Blizzard, Inc.	18,666	$1,483,574
Brunswick Corp.	8,757	653,622
Electronic Arts, Inc. (a)	17,069	2,180,565
Mattel, Inc. (a)	57,808	895,446

		$5,213,207

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - 5.3%
AGCO Corp.	35,604	$3,293,726
Caterpillar, Inc.	3,536	613,814
Eaton Corp. PLC	33,546	4,062,756
Regal Beloit Corp.	21,064	2,507,459
Roper Technologies, Inc.	3,651	1,558,977

		$12,036,732
Major Banks - 9.2%
Bank of America Corp.	204,453	$5,757,396
Goldman Sachs Group, Inc.	10,147	2,339,695
JPMorgan Chase & Co.	29,244	3,447,283
Morgan Stanley	54,381	3,362,377
PNC Financial Services Group, Inc.	25,838	3,567,453
State Street Corp.	8,666	610,780
Wells Fargo & Co.	68,448	1,872,053

		$20,957,037
Medical & Health Technology & Services - 2.0%
HCA Healthcare, Inc.	14,489	$2,174,944
McKesson Corp.	9,094	1,636,101
Quest Diagnostics, Inc.	6,121	758,882

		$4,569,927
Medical Equipment - 3.8%
Abbott Laboratories	8,479	$917,597
Boston Scientific Corp. (a)	25,393	841,778
Danaher Corp.	7,715	1,733,021
Medtronic PLC	45,992	5,229,290

		$8,721,686
Natural Gas - Distribution - 1.9%
Sempra Energy	19,918	$2,539,147
UGI Corp.	48,003	1,703,146

		$4,242,293
Natural Gas - Pipeline - 0.2%
Equitrans Midstream Corp.	47,187	$385,046

Network & Telecom - 0.7%
Ciena Corp. (a)	11,553	$517,574
QTS Realty Trust, Inc., REIT, “A”	17,140	1,018,288

		$1,535,862

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Oil Services - 1.2%
National Oilwell Varco, Inc.	85,821	$1,052,165
Schlumberger Ltd.	80,272	1,668,855

		$2,721,020
Other Banks & Diversified Financials - 3.5%
American Express Co.	11,903	$1,411,577
Citigroup, Inc.	71,773	3,952,539
S&P Global, Inc.	3,761	1,323,044
U.S. Bancorp	31,256	1,350,572

		$8,037,732
Pharmaceuticals - 5.9%
Eli Lilly & Co.	10,235	$1,490,728
Johnson & Johnson	49,019	7,092,069
Merck & Co., Inc.	31,442	2,527,622
Pfizer, Inc.	54,700	2,095,557
Viatris, Inc. (a)	6,787	114,157

		$13,320,133
Pollution Control - 0.3%
Waste Management, Inc.	5,618	$669,272

Railroad & Shipping - 1.8%
CSX Corp.	33,563	$3,022,348
Kansas City Southern Co.	5,539	1,031,196

		$4,053,544
Real Estate - 4.0%
Brixmor Property Group, Inc., REIT	51,690	$789,306
Prologis, Inc., REIT	10,992	1,099,750
Public Storage, Inc., REIT	3,127	701,887
Spirit Realty Capital, Inc., REIT	48,307	1,779,630
Starwood Property Trust, Inc., REIT	93,245	1,672,815
STORE Capital Corp., REIT	46,954	1,528,822
W.P. Carey, Inc., REIT	9,225	638,462
Weyerhaeuser Co., REIT	28,445	826,043

		$9,036,715
Restaurants - 1.4%
Darden Restaurants, Inc.	6,390	$689,992
Starbucks Corp.	18,461	1,809,547
Yum China Holdings, Inc.	10,477	590,694

		$3,090,233

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - 2.1%
Dow, Inc.	21,921	$1,162,032
DuPont de Nemours, Inc.	30,142	1,912,209
Linde PLC	6,193	1,588,009

		$4,662,250
Specialty Stores - 1.7%
Home Depot, Inc.	9,067	$2,515,277
Target Corp.	7,702	1,382,740

		$3,898,017
Telecommunications - Wireless - 1.4%
SBA Communications Corp., REIT	5,063	$1,453,992
T-Mobile USA, Inc. (a)	12,067	1,604,187

		$3,058,179
Telephone Services - 1.7%
AT&T, Inc.	32,215	$926,181
Verizon Communications, Inc.	46,897	2,833,048

		$3,759,229
Tobacco - 1.2%
Altria Group, Inc.	14,968	$596,175
Philip Morris International, Inc.	28,538	2,161,754

		$2,757,929
Trucking - 0.5%
United Parcel Service, Inc., “B”	6,711	$1,148,051

Utilities - Electric Power - 4.2%
Edison International	12,360	$758,409
Exelon Corp.	77,696	3,190,975
NextEra Energy, Inc.	10,796	794,478
NRG Energy, Inc.	26,185	857,559
Southern Co.	25,882	1,549,038
Xcel Energy, Inc.	36,412	2,452,712

		$9,603,171
Total Common Stocks (Identified Cost, $185,099,378)		$224,824,381

Investment Companies (h) - 0.1%
Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.1% (v) (Identified Cost, $320,878)	320,878	$320,878

Other Assets, Less Liabilities - 0.8%		1,789,848
Net Assets - 100.0%		$226,935,107

10

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $320,878 and $224,824,381, respectively.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $185,099,378)	$224,824,381
Investments in affiliated issuers, at value (identified cost, $320,878)	320,878
Receivables for
Investments sold	1,373,314
Fund shares sold	60,463
Dividends	450,430
Receivable from investment adviser	15,526
Other assets	27,322
Total assets	$227,072,314

Liabilities
Payables for
Fund shares reacquired	$77,275
Payable to affiliates
Administrative services fee	442
Shareholder servicing costs	17,759
Distribution and service fees	1,694
Payable for independent Trustees’ compensation	638
Accrued expenses and other liabilities	39,399
Total liabilities	$137,207
Net assets	$226,935,107

Net assets consist of
Paid-in capital	$191,235,421
Total distributable earnings (loss)	35,699,686
Net assets	$226,935,107
Shares of beneficial interest outstanding	16,963,740

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$57,947,158	4,358,226	$13.30
Class B	112,046	8,471	13.23
Class C	529,178	40,061	13.21
Class I	613,427	45,830	13.38
Class R1	71,692	5,428	13.21
Class R2	83,325	6,262	13.31
Class R3	80,577	6,034	13.35
Class R4	75,527	5,642	13.39
Class R6	167,422,177	12,487,786	13.41

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.11 [100 / 94.25 x $13.30]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$2,577,643
Other	3,606
Dividends from affiliated issuers	1,044
Income on securities loaned	20
Total investment income	$2,582,313
Expenses
Management fee	$422,209
Distribution and service fees	70,946
Shareholder servicing costs	27,053
Administrative services fee	19,320
Independent Trustees’ compensation	4,121
Custodian fee	7,248
Shareholder communications	4,200
Audit and tax fees	28,016
Legal fees	845
Registration fees	61,661
Miscellaneous	15,149
Total expenses	$660,768
Reduction of expenses by investment adviser and distributor	(142,299)
Net expenses	$518,469
Net investment income (loss)	$2,063,844

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,775,151)
Affiliated issuers	(166)
Net realized gain (loss)	$(1,775,317)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$31,296,467
Net realized and unrealized gain (loss)	$29,521,150
Change in net assets from operations	$31,584,994

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/20 (unaudited)	Year ended 5/31/20

From operations
Net investment income (loss)	$2,063,844	$4,182,238
Net realized gain (loss)	(1,775,317)	(5,145,146)
Net unrealized gain (loss)	31,296,467	(1,500,809)
Change in net assets from operations	$31,584,994	$(2,463,717)
Total distributions to shareholders	$—	$(4,275,227)
Change in net assets from fund share transactions	$802,564	$25,805,690
Total change in net assets	$32,387,558	$19,066,746

Net assets
At beginning of period	194,547,549	175,480,803
At end of period	$226,935,107	$194,547,549

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/20		Year ended
Class A			5/31/20	5/31/19	5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$11.48		$12.07	$12.84	$11.85	$10.57	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.24	$0.23	$0.22	$0.18	$0.12
Net realized and unrealized gain (loss)	1.72		(0.57)	(0.47)	1.22	1.16	0.55
Total from investment operations	$1.82		$(0.33)	$(0.24)	$1.44	$1.34	$0.67

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.22)	$(0.16)	$(0.06)	$(0.06)
From net realized gain	—		—	(0.31)	(0.29)	—	(0.04)
Total distributions declared to shareholders	$—		$(0.26)	$(0.53)	$(0.45)	$(0.06)	$(0.10)
Net asset value, end of period (x)	$13.30		$11.48	$12.07	$12.84	$11.85	$10.57
Total return (%) (r)(s)(t)(x)	15.85	(n)	(3.04)	(1.62)	12.18	12.71	6.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.91	0.90	0.91	1.90	5.03	(a)
Expenses after expense reductions (f)	0.74	(a)	0.74	0.74	0.74	0.74	0.71	(a)
Net investment income (loss)	1.70	(a)	1.96	1.83	1.72	1.59	1.74	(a)
Portfolio turnover	36	(n)	45	43	61	51	33	(n)
Net assets at end of period (000 omitted)	$57,947		$52,735	$51,642	$53,388	$1,012	$420

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class B			5/31/20	5/31/19	5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$11.46		$12.07	$12.81	$11.79	$10.55	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.15	$0.14	$0.10	$0.10	$0.07
Net realized and unrealized gain (loss)	1.71		(0.59)	(0.45)	1.24	1.15	0.55
Total from investment operations	$1.77		$(0.44)	$(0.31)	$1.34	$1.25	$0.62

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.12)	$(0.03)	$(0.01)	$(0.03)
From net realized gain	—		—	(0.31)	(0.29)	—	(0.04)
Total distributions declared to shareholders	$—		$(0.17)	$(0.43)	$(0.32)	$(0.01)	$(0.07)
Net asset value, end of period (x)	$13.23		$11.46	$12.07	$12.81	$11.79	$10.55
Total return (%) (r)(s)(t)(x)	15.45	(n)	(3.87)	(2.26)	11.36	11.80	6.20	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.65	1.64	1.66	2.53	6.53	(a)
Expenses after expense reductions (f)	1.49	(a)	1.49	1.49	1.49	1.49	1.46	(a)
Net investment income (loss)	0.95	(a)	1.20	1.08	0.80	0.84	0.94	(a)
Portfolio turnover	36	(n)	45	43	61	51	33	(n)
Net assets at end of period (000 omitted)	$112		$132	$163	$164	$148	$60

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class C			5/31/20	5/31/19	5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$11.45		$12.05	$12.76	$11.74	$10.53	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.15	$0.14	$0.10	$0.10	$0.07
Net realized and unrealized gain (loss)	1.70		(0.58)	(0.46)	1.23	1.14	0.54
Total from investment operations	$1.76		$(0.43)	$(0.32)	$1.33	$1.24	$0.61

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.08)	$(0.02)	$(0.03)	$(0.04)
From net realized gain	—		—	(0.31)	(0.29)	—	(0.04)
Total distributions declared to shareholders	$—		$(0.17)	$(0.39)	$(0.31)	$(0.03)	$(0.08)
Net asset value, end of period (x)	$13.21		$11.45	$12.05	$12.76	$11.74	$10.53
Total return (%) (r)(s)(t)(x)	15.37	(n)	(3.76)	(2.32)	11.33	11.81	6.16	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.66	1.65	1.67	2.33	6.15	(a)
Expenses after expense reductions (f)	1.49	(a)	1.49	1.49	1.49	1.49	1.46	(a)
Net investment income (loss)	0.95	(a)	1.20	1.07	0.77	0.83	0.91	(a)
Portfolio turnover	36	(n)	45	43	61	51	33	(n)
Net assets at end of period (000 omitted)	$529		$456	$470	$539	$586	$137

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class I			5/31/20	5/31/19	5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$11.54		$12.13	$12.91	$11.89	$10.60	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.28	$0.27	$0.23	$0.21	$0.14
Net realized and unrealized gain (loss)	1.72		(0.58)	(0.48)	1.24	1.16	0.56
Total from investment operations	$1.84		$(0.30)	$(0.21)	$1.47	$1.37	$0.70

Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.26)	$(0.16)	$(0.08)	$(0.06)
From net realized gain	—		—	(0.31)	(0.29)	—	(0.04)
Total distributions declared to shareholders	$—		$(0.29)	$(0.57)	$(0.45)	$(0.08)	$(0.10)
Net asset value, end of period (x)	$13.38		$11.54	$12.13	$12.91	$11.89	$10.60
Total return (%) (r)(s)(t)(x)	15.94	(n)	(2.84)	(1.37)	12.40	12.96	7.02	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	(a)	0.65	0.65	0.67	1.43	5.02	(a)
Expenses after expense reductions (f)	0.49	(a)	0.49	0.49	0.49	0.49	0.46	(a)
Net investment income (loss)	1.95	(a)	2.18	2.14	1.81	1.84	1.95	(a)
Portfolio turnover	36	(n)	45	43	61	51	33	(n)
Net assets at end of period (000 omitted)	$613		$488	$923	$822	$533	$189

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class R1			5/31/20	5/31/19	5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$11.45		$12.05	$12.81	$11.80	$10.55	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.15	$0.14	$0.10	$0.10	$0.07
Net realized and unrealized gain (loss)	1.70		(0.58)	(0.47)	1.24	1.15	0.55
Total from investment operations	$1.76		$(0.43)	$(0.33)	$1.34	$1.25	$0.62

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.12)	$(0.04)	$—	$(0.03)
From net realized gain	—		—	(0.31)	(0.29)	—	(0.04)
Total distributions declared to shareholders	$—		$(0.17)	$(0.43)	$(0.33)	$—	$(0.07)
Net asset value, end of period (x)	$13.21		$11.45	$12.05	$12.81	$11.80	$10.55
Total return (%) (r)(s)(t)(x)	15.37	(n)	(3.79)	(2.35)	11.37	11.85	6.20	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.65	1.64	1.66	3.03	6.58	(a)
Expenses after expense reductions (f)	1.49	(a)	1.49	1.49	1.49	1.49	1.46	(a)
Net investment income (loss)	0.95	(a)	1.21	1.09	0.78	0.85	0.95	(a)
Portfolio turnover	36	(n)	45	43	61	51	33	(n)
Net assets at end of period (000 omitted)	$72		$62	$65	$66	$59	$53

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class R2			5/31/20	5/31/19	5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$11.50		$12.10	$12.87	$11.85	$10.57	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.21	$0.20	$0.16	$0.15	$0.10
Net realized and unrealized gain (loss)	1.72		(0.57)	(0.47)	1.25	1.16	0.55
Total from investment operations	$1.81		$(0.36)	$(0.27)	$1.41	$1.31	$0.65

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.19)	$(0.10)	$(0.03)	$(0.04)
From net realized gain	—		—	(0.31)	(0.29)	—	(0.04)
Total distributions declared to shareholders	$—		$(0.24)	$(0.50)	$(0.39)	$(0.03)	$(0.08)
Net asset value, end of period (x)	$13.31		$11.50	$12.10	$12.87	$11.85	$10.57
Total return (%) (r)(s)(t)(x)	15.74	(n)	(3.31)	(1.85)	11.93	12.38	6.56	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.16	1.14	1.16	2.53	6.08	(a)
Expenses after expense reductions (f)	0.99	(a)	0.99	0.99	0.99	0.99	0.96	(a)
Net investment income (loss)	1.46	(a)	1.71	1.59	1.29	1.35	1.45	(a)
Portfolio turnover	36	(n)	45	43	61	51	33	(n)
Net assets at end of period (000 omitted)	$83		$77	$78	$69	$60	$53

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class R3			5/31/20	5/31/19	5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$11.53		$12.13	$12.90	$11.87	$10.58	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.25	$0.23	$0.21	$0.18	$0.12
Net realized and unrealized gain (loss)	1.72		(0.58)	(0.47)	1.24	1.16	0.55
Total from investment operations	$1.82		$(0.33)	$(0.24)	$1.45	$1.34	$0.67

Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.22)	$(0.13)	$(0.05)	$(0.05)
From net realized gain	—		—	(0.31)	(0.29)	—	(0.04)
Total distributions declared to shareholders	$—		$(0.27)	$(0.53)	$(0.42)	$(0.05)	$(0.09)
Net asset value, end of period (x)	$13.35		$11.53	$12.13	$12.90	$11.87	$10.58
Total return (%) (r)(s)(t)(x)	15.78	(n)	(3.09)	(1.64)	12.24	12.72	6.74	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.90	0.90	0.91	2.27	5.83	(a)
Expenses after expense reductions (f)	0.74	(a)	0.74	0.74	0.74	0.74	0.71	(a)
Net investment income (loss)	1.70	(a)	1.93	1.77	1.64	1.60	1.70	(a)
Portfolio turnover	36	(n)	45	43	61	51	33	(n)
Net assets at end of period (000 omitted)	$81		$71	$122	$187	$60	$53

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class R4			5/31/20	5/31/19	5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$11.54		$12.14	$12.91	$11.88	$10.59	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.28	$0.27	$0.23	$0.21	$0.14
Net realized and unrealized gain (loss)	1.73		(0.58)	(0.48)	1.25	1.16	0.55
Total from investment operations	$1.85		$(0.30)	$(0.21)	$1.48	$1.37	$0.69

Less distributions declared to shareholders
From net investment income	$—		$(0.30)	$(0.25)	$(0.16)	$(0.08)	$(0.06)
From net realized gain	—		—	(0.31)	(0.29)	—	(0.04)
Total distributions declared to shareholders	$—		$(0.30)	$(0.56)	$(0.45)	$(0.08)	$(0.10)
Net asset value, end of period (x)	$13.39		$11.54	$12.14	$12.91	$11.88	$10.59
Total return (%) (r)(s)(t)(x)	16.03	(n)	(2.86)	(1.33)	12.49	12.96	6.92	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	(a)	0.66	0.64	0.66	2.02	5.58	(a)
Expenses after expense reductions (f)	0.49	(a)	0.49	0.49	0.49	0.49	0.46	(a)
Net investment income (loss)	1.95	(a)	2.21	2.09	1.78	1.85	1.95	(a)
Portfolio turnover	36	(n)	45	43	61	51	33	(n)
Net assets at end of period (000 omitted)	$76		$65	$67	$68	$60	$53

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class R6			5/31/20	5/31/19	5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$11.56		$12.15	$12.92	$11.89	$10.59	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.29	$0.28	$0.24	$0.22	$0.14
Net realized and unrealized gain (loss)	1.73		(0.57)	(0.47)	1.25	1.16	0.55
Total from investment operations	$1.85		$(0.28)	$(0.19)	$1.49	$1.38	$0.69

Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.27)	$(0.17)	$(0.08)	$(0.06)
From net realized gain	—		—	(0.31)	(0.29)	—	(0.04)
Total distributions declared to shareholders	$—		$(0.31)	$(0.58)	$(0.46)	$(0.08)	$(0.10)
Net asset value, end of period (x)	$13.41		$11.56	$12.15	$12.92	$11.89	$10.59
Total return (%) (r)(s)(t)(x)	16.00	(n)	(2.69)	(1.23)	12.55	13.08	6.92	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	(a)	0.56	0.55	0.57	0.65	5.57	(a)
Expenses after expense reductions (f)	0.40	(a)	0.39	0.39	0.39	0.45	0.45	(a)
Net investment income (loss)	2.04	(a)	2.32	2.18	1.87	1.88	1.96	(a)
Portfolio turnover	36	(n)	45	43	61	51	33	(n)
Net assets at end of period (000 omitted)	$167,422		$140,463	$121,952	$120,575	$115,619	$1,925

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Value Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or

25

Notes to Financial Statements (unaudited) – continued

exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to

26

Notes to Financial Statements (unaudited) – continued

measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$224,824,381	$—	$—	$224,824,381
Mutual Funds	320,878	—	—	320,878
Total	$225,145,259	$—	$—	$225,145,259

For further information regarding security characteristics, see the Portfolio of Investments.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At November 30, 2020, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the

27

Notes to Financial Statements (unaudited) – continued

performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/20
Ordinary income (including any short-term capital gains)	$4,275,227

28

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/20

Cost of investments	$186,233,025
Gross appreciation	43,390,407

Gross depreciation	(4,478,173)
Net unrealized appreciation (depreciation)	$38,912,234

As of 5/31/20

Undistributed ordinary income	1,521,570
Capital loss carryforwards	(5,248,944)
Net unrealized appreciation (depreciation)	7,842,066

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of May 31, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(2,929,738)
Long-Term	(2,319,206)
Total	$(5,248,944)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. On October 2, 2020, the fund announced that effective December 21, 2020, the time period will be shortened for the automatic conversion of Class C shares to Class A shares, of the same fund, from approximately ten years to approximately eight years after purchase. On or about December 21, 2020, any Class C shares that have an original purchase date of December 31, 2012 or earlier

29

Notes to Financial Statements (unaudited) – continued

will convert to Class A shares, of the same fund. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 11/30/20	Year ended 5/31/20
Class A	$—	$1,051,815
Class B	—	2,221
Class C	—	6,791
Class I	—	17,348
Class R1	—	913
Class R2	—	1,523
Class R3	—	2,653
Class R4	—	1,643
Class R6	—	3,190,320
Total	$—	$4,275,227

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2020, this management fee reduction amounted to $11,845, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2020 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.45%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2021. For the six months ended November 30, 2020, this reduction amounted to $130,453, which is included in the reduction of total expenses in the Statement of Operations.

30

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $731 for the six months ended November 30, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$67,363
Class B	0.75%	0.25%	1.00%	1.00%	565
Class C	0.75%	0.25%	1.00%	1.00%	2,404
Class R1	0.75%	0.25%	1.00%	1.00%	327
Class R2	0.25%	0.25%	0.50%	0.50%	196
Class R3	—	0.25%	0.25%	0.25%	91
Total Distribution and Service Fees					$70,946

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2020, this rebate amounted to $1 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2020, were as follows:

Amount
Class A	$—
Class B	133
Class C	4

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the

31

Notes to Financial Statements (unaudited) – continued

six months ended November 30, 2020, the fee was $1,053, which equated to 0.0010% annually of the fund’s average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $26,000.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2020 was equivalent to an annual effective rate of 0.0183% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

At November 30, 2020, MFS held approximately 53%, 88%, and 93% of the outstanding shares of Class B, Class R2, and Class R3, respectively, and 100% of the outstanding shares of Class R1 and Class R4.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2020, this reimbursement amounted to $3,567, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended November 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $77,954,202 and $74,919,265, respectively.

32

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/20		Year ended 5/31/20

	Shares	Amount	Shares	Amount
Shares sold
Class A	570,606	$6,827,292	2,522,641	$30,373,323
Class C	2,890	35,559	6,473	76,714
Class I	8,708	105,842	14,917	158,176
Class R2	60	738	173	2,155
Class R3	88	1,065	229	2,735
Class R6	2,996,474	35,554,775	3,156,025	36,841,779
	3,578,826	$42,525,271	5,700,458	$67,454,882

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	4,802	$65,063
Class B	—	—	163	2,221
Class C	—	—	501	6,791
Class I	—	—	1,275	17,348
Class R1	—	—	68	913
Class R2	—	—	112	1,523
Class R3	—	—	195	2,653
Class R4	—	—	121	1,643
Class R6	—	—	234,238	3,190,320
	—	$—	241,475	$3,288,475

Shares reacquired
Class A	(805,850)	$(9,608,092)	(2,210,914)	$(28,350,259)
Class B	(3,012)	(35,418)	(2,191)	(22,754)
Class C	(2,664)	(32,487)	(6,099)	(74,556)
Class I	(5,134)	(60,762)	(50,013)	(601,667)
Class R2	(487)	(5,976)	(1)	(10)
Class R3	(171)	(1,990)	(4,348)	(42,807)
Class R6	(2,663,421)	(31,977,982)	(1,271,527)	(15,845,614)
	(3,480,739)	$(41,722,707)	(3,545,093)	$(44,937,667)

33

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/20		Year ended 5/31/20

	Shares	Amount	Shares	Amount
Net change
Class A	(235,244)	$(2,780,800)	316,529	$2,088,127
Class B	(3,012)	(35,418)	(2,028)	(20,533)
Class C	226	3,072	875	8,949
Class I	3,574	45,080	(33,821)	(426,143)
Class R1	—	—	68	913
Class R2	(427)	(5,238)	284	3,668
Class R3	(83)	(925)	(3,924)	(37,419)
Class R4	—	—	121	1,643
Class R6	333,053	3,576,793	2,118,736	24,186,485
	98,087	$802,564	2,396,840	$25,805,690

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2060 Fund were the owners of record of approximately 14%, 13%, 10%, 8%, 8%, 6%, 6%, 4%, 3%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2020, the fund’s commitment fee and interest expense were $463 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

34

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,980,316	$45,109,602	$46,768,874	$(166)	$—	$320,878

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$1,044	$—

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

35

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS Blended Research Value Equity Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2020 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2019 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as

36

Board Review of Investment Advisory Agreement – continued

compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for the three-year period and was in the 5th quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on September 15, 2015; therefore, no performance data for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the three- and one-year periods ended December 31, 2019.

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the

37

Board Review of Investment Advisory Agreement – continued

continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

38

Board Review of Investment Advisory Agreement – continued

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2020.

39

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

40

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CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report
November 30, 2020
  MFS® Blended Research® Small Cap Equity Fund
BRS-SEM

MFS® Blended Research® Small Cap Equity Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets experienced dramatic swings this year as the coronavirus pandemic brought the global economy to a standstill for several months early in the year. The speedy development of vaccines and therapeutics later brightened the economic and market outlook, but a great deal of uncertainty remains as case counts in the United States and Europe remain very high and it is still unclear how quickly vaccines can be made widely available. In the United States, political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Additional U.S. stimulus is anticipated with the Democrats in the White House and holding a majority in both houses of Congress. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of our global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
January 14, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Quanta Services, Inc.	1.8%
Brunswick Corp.	1.7%
CNO Financial Group, Inc.	1.7%
Regal Beloit Corp.	1.7%
AGCO Corp.	1.6%
Texas Roadhouse, Inc.	1.5%
Cathay General Bancorp, Inc.	1.5%
Cactus, Inc., “A”	1.5%
Cable One, Inc.	1.4%
Reinsurance Group of America, Inc.	1.4%
GICS sectors (g)
Health Care	21.0%
Industrials	15.8%
Financials	14.8%
Information Technology	13.3%
Consumer Discretionary	13.0%
Real Estate	6.9%
Materials	4.2%
Consumer Staples	3.0%
Communication Services	3.0%
Energy	2.6%
Utilities	1.9%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2020.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2020 through November 30, 2020
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2020 through November 30, 2020.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/20	Ending Account Value 11/30/20	Expenses Paid During Period (p) 6/01/20-11/30/20
A	Actual	0.99%	$1,000.00	$1,199.47	$5.46
	Hypothetical (h)	0.99%	$1,000.00	$1,020.10	$5.01
B	Actual	1.74%	$1,000.00	$1,194.60	$9.57
	Hypothetical (h)	1.74%	$1,000.00	$1,016.34	$8.80
C	Actual	1.74%	$1,000.00	$1,194.77	$9.57
	Hypothetical (h)	1.74%	$1,000.00	$1,016.34	$8.80
I	Actual	0.74%	$1,000.00	$1,201.05	$4.08
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
R1	Actual	1.74%	$1,000.00	$1,195.67	$9.58
	Hypothetical (h)	1.74%	$1,000.00	$1,016.34	$8.80
R2	Actual	1.24%	$1,000.00	$1,197.88	$6.83
	Hypothetical (h)	1.24%	$1,000.00	$1,018.85	$6.28
R3	Actual	0.99%	$1,000.00	$1,200.00	$5.46
	Hypothetical (h)	0.99%	$1,000.00	$1,020.10	$5.01
R4	Actual	0.74%	$1,000.00	$1,201.93	$4.08
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
R6	Actual	0.64%	$1,000.00	$1,201.75	$3.53
	Hypothetical (h)	0.64%	$1,000.00	$1,021.86	$3.24
529A	Actual	1.02%	$1,000.00	$1,199.30	$5.62
	Hypothetical (h)	1.02%	$1,000.00	$1,019.95	$5.16
529B	Actual	1.04%	$1,000.00	$1,198.92	$5.73
	Hypothetical (h)	1.04%	$1,000.00	$1,019.85	$5.27
529C	Actual	1.79%	$1,000.00	$1,194.22	$9.85
	Hypothetical (h)	1.79%	$1,000.00	$1,016.09	$9.05
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
For the period from June 1, 2020 through November 30, 2020, the distribution fee for Class 529B was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.79%, $9.87, and $9.05 for Class 529B. See Note 3 in the Notes to Financial Statements for additional information.
Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation
4

Expense Table - continued
arrangement. For Class 529A shares, this rebate reduced the expense ratio above by 0.02%. See Note 3 in the Notes to Financial Statements for additional information.
5

Portfolio of Investments
11/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace – 2.3%
CACI International, Inc., “A” (a)	11,196	$ 2,656,699
KBR, Inc.	142,686	3,962,390
Smith & Wesson Brands, Inc.	8,172	128,791
		$6,747,880
Apparel Manufacturers – 1.4%
Levi Strauss & Co., “A”	29,151	$ 536,087
Skechers USA, Inc., “A” (a)	107,907	3,611,647
		$4,147,734
Automotive – 0.2%
Stoneridge, Inc. (a)	21,821	$ 586,112
Biotechnology – 8.9%
Adaptive Biotechnologies Corp. (a)	37,812	$ 1,823,295
Akebia Therapeutics, Inc. (a)	168,696	558,384
AnaptysBio, Inc. (a)	28,845	743,913
Avid Bioservices, Inc. (a)	22,573	205,866
Calithera Biosciences, Inc. (a)	123,666	607,200
Clovis Oncology, Inc. (a)	108,106	531,882
Coherus BioSciences, Inc. (a)	92,856	1,714,122
Concert Pharmaceuticals, Inc. (a)	58,534	667,288
CytomX Therapeutics, Inc. (a)	192,283	1,445,968
Eiger BioPharmaceuticals, Inc. (a)	26,437	241,634
Emergent BioSolutions, Inc. (a)	20,100	1,646,793
Enanta Pharmaceuticals, Inc. (a)	11,459	472,111
Exelixis, Inc. (a)	36,782	704,743
Macrogenics, Inc. (a)	84,755	1,955,298
Meridian Bioscience, Inc. (a)	37,356	706,028
Mersana Therapeutics, Inc. (a)	59,403	1,513,588
Novavax, Inc. (a)	14,673	2,046,883
Omeros Corp. (a)(l)	10,663	123,584
Prothena Corp. PLC (a)	81,566	923,327
Radius Health, Inc. (a)	41,485	654,633
Sorrento Therapeutics, Inc. (a)(l)	114,624	939,917
Translate Bio, Inc. (a)	28,740	638,603
Travere Therapeutics, Inc. (a)	83,098	1,905,437
Vanda Pharmaceuticals, Inc. (a)	73,734	900,292
Varex Imaging Corp. (a)	33,911	565,635
Vir Biotechnology, Inc. (a)	40,175	1,280,779
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Biotechnology – continued
Voyager Therapeutics, Inc. (a)	84,586	$ 703,756
		$26,220,959
Brokerage & Asset Managers – 1.3%
Evercore Partners, Inc.	40,435	$ 3,676,755
Business Services – 2.9%
BrightView Holdings, Inc. (a)	102,367	$ 1,396,286
Forrester Research, Inc. (a)	68,153	2,821,534
Proofpoint, Inc. (a)	12,983	1,343,611
Rush Enterprises, Inc., “A”	40,675	1,559,073
Stamps.com, Inc. (a)	7,373	1,382,142
		$8,502,646
Cable TV – 1.4%
Cable One, Inc.	2,103	$ 4,165,349
Chemicals – 1.1%
Element Solutions, Inc.	244,077	$ 3,370,703
Computer Software – 3.0%
ChannelAdvisor Corp. (a)	50,158	$ 739,830
Everbridge, Inc. (a)	3,768	478,310
Pagerduty, Inc. (a)	77,868	2,680,217
Paylocity Holding Corp. (a)	17,858	3,510,883
Tenable Holdings, Inc. (a)	38,632	1,391,138
		$8,800,378
Computer Software - Systems – 3.2%
Box, Inc., “A” (a)	153,793	$ 2,874,391
Endurance International Group (a)	67,104	636,146
Five9, Inc. (a)	23,826	3,697,795
Verint Systems, Inc. (a)	36,415	2,074,199
		$9,282,531
Construction – 2.3%
Eagle Materials, Inc.	36,468	$ 3,318,223
Trex Co., Inc. (a)	46,329	3,466,336
		$6,784,559
Consumer Products – 2.7%
Energizer Holdings, Inc.	78,667	$ 3,295,360
Prestige Brands Holdings, Inc. (a)	106,338	3,782,443
Tupperware Brands Corp. (a)	26,231	882,673
		$7,960,476
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 1.4%
Grand Canyon Education, Inc. (a)	31,340	$ 2,615,950
Medifast, Inc.	1,819	371,331
Planet Fitness, Inc. (a)	13,770	1,004,521
		$3,991,802
Electrical Equipment – 1.3%
TriMas Corp. (a)	137,536	$ 3,676,337
Electronics – 4.4%
Amkor Technology, Inc.	203,944	$ 3,006,135
Jabil Circuit, Inc.	64,372	2,460,298
Plexus Corp. (a)	42,945	3,208,421
Sanmina Corp. (a)	44,152	1,404,696
Silicon Laboratories, Inc. (a)	25,259	2,960,607
		$13,040,157
Energy - Independent – 0.2%
Diamondback Energy, Inc.	3,858	$ 154,166
EQT Corp.	19,850	295,368
Range Resources Corp.	34,530	252,069
		$701,603
Engineering - Construction – 2.3%
Quanta Services, Inc.	75,784	$ 5,179,079
Tutor Perini Corp. (a)	114,348	1,545,985
		$6,725,064
Food & Beverages – 1.3%
Hostess Brands, Inc. (a)	285,147	$ 3,863,742
Food & Drug Stores – 0.5%
Grocery Outlet Holding Corp. (a)	30,547	$ 1,179,725
United Natural Foods, Inc. (a)	12,523	216,022
		$1,395,747
Forest & Paper Products – 0.8%
Clearwater Paper Corp. (a)	36,364	$ 1,269,467
Verso Corp., “A”	90,687	980,327
		$2,249,794
Gaming & Lodging – 1.2%
Penn National Gaming, Inc. (a)	5,212	$ 364,840
Wyndham Hotels & Resorts, Inc.	52,984	3,046,580
		$3,411,420
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.9%
Brighthouse Financial, Inc. (a)	26,401	$ 926,675
CNO Financial Group, Inc.	238,160	5,068,045
Heritage Insurance Holdings, Inc.	43,642	451,258
Reinsurance Group of America, Inc.	35,439	4,085,408
Third Point Reinsurance Ltd. (a)	94,290	899,527
		$11,430,913
Internet – 0.8%
Cars.com, Inc. (a)	222,052	$ 2,480,321
Leisure & Toys – 3.6%
Brunswick Corp.	68,173	$ 5,088,433
Malibu Boats, Inc., “A” (a)	53,029	3,022,123
Scientific Games Corp. (a)	68,831	2,566,019
		$10,676,575
Machinery & Tools – 4.2%
ACCO Brands Corp.	29,946	$ 229,386
AGCO Corp.	49,583	4,586,923
Enerpac Tool Group Corp.	38,063	852,231
ITT, Inc.	21,330	1,549,198
Regal Beloit Corp.	41,797	4,975,515
		$12,193,253
Medical & Health Technology & Services – 3.6%
HMS Holdings Corp. (a)	30,143	$ 947,093
Owens & Minor, Inc.	88,446	2,278,369
Premier, Inc., “A”	19,662	696,428
Surgery Partners, Inc. (a)	48,202	1,177,575
Syneos Health, Inc. (a)	44,636	2,938,834
Tenet Healthcare Corp. (a)	83,950	2,638,549
		$10,676,848
Medical Equipment – 4.2%
AngioDynamics, Inc. (a)	50,064	$ 711,910
Avanos Medical, Inc. (a)	42,833	1,815,691
Bio-Techne Corp.	11,352	3,443,175
CONMED Corp.	4,016	409,190
Envista Holdings Corp. (a)	4,935	146,718
GenMark Diagnostics, Inc. (a)	87,758	1,173,324
Inovio Pharmaceuticals, Inc. (a)(l)	14,856	181,540
Integer Holdings Corp. (a)	31,973	2,304,934
LivaNova PLC (a)	5,102	269,641
Orthofix Medical, Inc. (a)	17,330	637,051
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Vapotherm, Inc. (a)	8,298	$ 208,778
Zynex, Inc. (a)(l)	76,398	1,066,516
		$12,368,468
Natural Gas - Distribution – 0.4%
MDU Resources Group, Inc.	52,209	$ 1,302,093
Network & Telecom – 0.2%
QTS Realty Trust, Inc., REIT, “A”	8,110	$ 481,815
Oil Services – 1.5%
Cactus, Inc., “A”	188,280	$ 4,368,096
Other Banks & Diversified Financials – 10.9%
Bank OZK	136,714	$ 3,822,523
BankUnited, Inc.	88,846	2,532,999
Cathay General Bancorp, Inc.	154,770	4,372,253
East West Bancorp, Inc.	15,845	676,898
Enova International, Inc. (a)	16,359	342,067
First Hawaiian, Inc.	125,395	2,748,658
Hanmi Financial Corp.	179,719	1,752,260
Herc Holdings, Inc. (a)	37,034	2,121,308
Prosperity Bancshares, Inc.	44,768	2,812,773
Signature Bank	16,116	1,808,054
SLM Corp.	234,350	2,486,454
Triton International Ltd. of Bermuda	36,420	1,648,369
UMB Financial Corp.	34,784	2,365,660
Wintrust Financial Corp.	47,652	2,596,558
		$32,086,834
Pharmaceuticals – 2.9%
Amneal Pharmaceuticals, Inc. (a)	68,121	$ 269,078
Aquestive Therapeutics, Inc. (a)	45,784	323,235
Arcturus Therapeutics Holdings Inc. (a)	10,086	925,491
Cassava Sciences, Inc. (a)(l)	14,617	112,843
Collegium Pharmaceutical, Inc. (a)	59,136	1,093,425
G1 Therapeutics, Inc. (a)	41,247	753,170
IDEAYA Biosciences, Inc. (a)	22,147	308,729
Immunic, Inc. (a)	8,993	168,439
Ironwood Pharmaceuticals, Inc. (a)	14,123	162,697
OPKO Health, Inc. (a)(l)	37,113	172,204
Phathom Pharmaceuticals, Inc. (a)	12,468	533,880
Phibro Animal Health Corp., “A”	51,596	974,648
TCR Therapeutics, Inc. (a)	16,921	461,013
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
United Therapeutics Corp. (a)	16,854	$ 2,235,515
		$8,494,367
Pollution Control – 0.3%
Casella Waste Systems, Inc., “A” (a)	13,091	$ 787,816
Precious Metals & Minerals – 0.1%
Hecla Mining Co.	37,899	$ 181,157
Printing & Publishing – 0.1%
Cimpress PLC (a)	2,797	$ 250,695
Railroad & Shipping – 0.3%
Diamond S Shipping, Inc. (a)	116,490	$ 801,451
Real Estate – 6.7%
Easterly Government Properties, REIT	102,780	$ 2,226,215
Industrial Logistics Properties Trust, REIT	172,884	3,756,769
Innovative Industrial Properties, Inc., REIT	2,992	459,751
Lexington Realty Trust, REIT	356,782	3,642,744
Life Storage, Inc., REIT	1,172	128,592
Office Properties Income Trust, REIT	20,322	464,358
RE/MAX Holdings, Inc., “A”	41,184	1,289,059
Spirit Realty Capital, Inc., REIT	80,915	2,980,909
STAG Industrial, Inc., REIT	32,362	963,740
STORE Capital Corp., REIT	117,508	3,826,060
		$19,738,197
Restaurants – 1.5%
Texas Roadhouse, Inc.	58,343	$ 4,422,399
Special Products & Services – 0.3%
Purple Innovation, Inc. (a)	26,499	$ 790,200
Specialty Chemicals – 2.9%
Axalta Coating Systems Ltd. (a)	111,300	$ 3,184,293
Green Plains, Inc. (a)	41,698	616,296
Renewable Energy Group, Inc. (a)	17,578	1,020,930
Univar Solutions, Inc. (a)	205,493	3,678,325
		$8,499,844
Specialty Stores – 2.8%
At Home Group, Inc. (a)	44,082	$ 834,913
Camping World Holdings, Inc. “A”	52,696	1,615,132
CarParts.com, Inc. (a)	107,868	1,625,571
Leslie's, Inc. (a)	40,093	829,524
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Lumber Liquidators Holdings, Inc. (a)	46,353	$ 1,338,675
Overstock.com, Inc. (a)	12,203	823,580
Urban Outfitters, Inc. (a)	41,925	1,147,907
		$8,215,302
Telecommunications - Wireless – 0.3%
Telephone and Data Systems, Inc.	49,328	$ 936,245
Telephone Services – 0.4%
ATN International, Inc.	14,732	$ 720,984
Consolidated Communications Holdings, Inc. (a)	88,167	493,735
		$1,214,719
Trucking – 2.1%
Forward Air Corp.	48,264	$ 3,526,651
Schneider National, Inc.	125,918	2,631,686
		$6,158,337
Utilities - Electric Power – 1.4%
Clearway Energy, Inc., “A”	109,015	$ 2,958,667
NRG Energy, Inc.	35,647	1,167,439
		$4,126,106
Total Common Stocks (Identified Cost, $240,201,269)		$ 291,983,799
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 0.1% (v) (Identified Cost, $1,307,105)	1,307,105	$ 1,307,105
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (j) (Identified Cost, $640,323)	640,323	$ 640,323
Other Assets, Less Liabilities – (0.1)%		(380,184)
Net Assets – 100.0%		$ 293,551,043

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,307,105 and $292,624,122, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
12

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
13

Financial Statements
Statement of Assets and Liabilities
At 11/30/20 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $843,809 of securities on loan (identified cost, $240,841,592)	$292,624,122
Investments in affiliated issuers, at value (identified cost, $1,307,105)	1,307,105
Receivables for
Fund shares sold	179,532
Interest and dividends	330,045
Receivable from investment adviser	12,545
Other assets	29,551
Total assets	$294,482,900
Liabilities
Payables for
Fund shares reacquired	$184,738
Collateral for securities loaned, at value (c)	640,323
Payable to affiliates
Administrative services fee	536
Shareholder servicing costs	54,756
Distribution and service fees	3,591
Program manager fees	54
Payable for independent Trustees' compensation	650
Accrued expenses and other liabilities	47,209
Total liabilities	$931,857
Net assets	$293,551,043
Net assets consist of
Paid-in capital	$270,214,450
Total distributable earnings (loss)	23,336,593
Net assets	$293,551,043
Shares of beneficial interest outstanding	21,512,328

(c)	Non-cash collateral is not included.
14

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$61,046,930	4,491,378	$13.59
Class B	401,514	30,281	13.26
Class C	6,012,931	453,839	13.25
Class I	57,393,898	4,196,621	13.68
Class R1	3,642,735	274,765	13.26
Class R2	12,101,910	892,318	13.56
Class R3	615,208	45,178	13.62
Class R4	22,075,854	1,613,070	13.69
Class R6	120,584,040	8,800,079	13.70
Class 529A	8,038,818	591,123	13.60
Class 529B	278,188	20,886	13.32
Class 529C	1,359,017	102,790	13.22

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $14.42 [100 / 94.25 x $13.59] and $14.43 [100 / 94.25 x $13.60], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.
See Notes to Financial Statements
15

Financial Statements
Statement of Operations
Six months ended 11/30/20 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$2,374,669
Other	38,407
Income on securities loaned	27,184
Dividends from affiliated issuers	1,446
Foreign taxes withheld	(1,457)
Total investment income	$2,440,249
Expenses
Management fee	$878,549
Distribution and service fees	159,637
Shareholder servicing costs	106,471
Program manager fees	2,256
Administrative services fee	23,197
Independent Trustees' compensation	4,165
Custodian fee	9,788
Shareholder communications	13,371
Audit and tax fees	29,011
Legal fees	1,058
Registration fees	67,438
Miscellaneous	17,251
Total expenses	$1,312,192
Reduction of expenses by investment adviser and distributor	(202,296)
Net expenses	$1,109,896
Net investment income (loss)	$1,330,353
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(2,540,128)
Affiliated issuers	(158)
Net realized gain (loss)	$(2,540,286)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$51,284,861
Net realized and unrealized gain (loss)	$48,744,575
Change in net assets from operations	$50,074,928
See Notes to Financial Statements
16

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20
Change in net assets
From operations
Net investment income (loss)	$1,330,353	$1,554,819
Net realized gain (loss)	(2,540,286)	(23,468,433)
Net unrealized gain (loss)	51,284,861	(3,474,916)
Change in net assets from operations	$50,074,928	$(25,388,530)
Total distributions to shareholders	$—	$(4,783,135)
Change in net assets from fund share transactions	$(15,590,768)	$108,097,955
Total change in net assets	$34,484,160	$77,926,290
Net assets
At beginning of period	259,066,883	181,140,593
At end of period	$293,551,043	$259,066,883
See Notes to Financial Statements
17

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16(c)
Net asset value, beginning of period	$11.33	$12.77	$13.83	$11.91	$10.36	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.06	$0.06	$0.05	$0.05	$0.04
Net realized and unrealized gain (loss)	2.21	(1.28)	(0.44)	2.32	1.57	0.35
Total from investment operations	$2.26	$(1.22)	$(0.38)	$2.37	$1.62	$0.39
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$(0.04)	$(0.06)	$(0.03)	$(0.03)
From net realized gain	—	(0.17)	(0.64)	(0.39)	(0.04)	—
Total distributions declared to shareholders	$—	$(0.22)	$(0.68)	$(0.45)	$(0.07)	$(0.03)
Net asset value, end of period (x)	$13.59	$11.33	$12.77	$13.83	$11.91	$10.36
Total return (%) (r)(s)(t)(x)	19.95(n)	(9.87)	(2.28)	20.15	15.63	3.89(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14(a)	1.16	1.22	1.28	1.88	5.46(a)
Expenses after expense reductions (f)	0.99(a)	0.99	0.99	0.99	0.96	0.96(a)
Net investment income (loss)	0.81(a)	0.48	0.41	0.41	0.45	0.52(a)
Portfolio turnover	33(n)	75	64	90	90	47(n)
Net assets at end of period (000 omitted)	$61,047	$57,133	$60,929	$43,682	$3,700	$637
See Notes to Financial Statements
18

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16(c)
Net asset value, beginning of period	$11.10	$12.56	$13.67	$11.81	$10.33	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$(0.03)	$(0.05)	$(0.05)	$(0.04)	$(0.02)
Net realized and unrealized gain (loss)	2.16	(1.26)	(0.42)	2.30	1.56	0.35
Total from investment operations	$2.16	$(1.29)	$(0.47)	$2.25	$1.52	$0.33
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$(0.00)(w)
From net realized gain	—	(0.17)	(0.64)	(0.39)	(0.04)	—
Total distributions declared to shareholders	$—	$(0.17)	$(0.64)	$(0.39)	$(0.04)	$(0.00)(w)
Net asset value, end of period (x)	$13.26	$11.10	$12.56	$13.67	$11.81	$10.33
Total return (%) (r)(s)(t)(x)	19.46(n)	(10.53)	(3.00)	19.28	14.73	3.34(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89(a)	1.91	1.97	2.07	3.04	7.17(a)
Expenses after expense reductions (f)	1.74(a)	1.74	1.74	1.74	1.74	1.71(a)
Net investment income (loss)	0.06(a)(l)	(0.27)	(0.36)	(0.39)	(0.34)	(0.25)(a)
Portfolio turnover	33(n)	75	64	90	90	47(n)
Net assets at end of period (000 omitted)	$402	$387	$500	$403	$243	$98
See Notes to Financial Statements
19

Financial Highlights – continued
Class C	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16(c)
Net asset value, beginning of period	$11.09	$12.55	$13.66	$11.80	$10.33	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$(0.03)	$(0.03)	$(0.05)	$(0.03)	$(0.02)
Net realized and unrealized gain (loss)	2.16	(1.26)	(0.44)	2.30	1.54	0.36
Total from investment operations	$2.16	$(1.29)	$(0.47)	$2.25	$1.51	$0.34
Less distributions declared to shareholders
From net investment income	$—	$(0.00)(w)	$(0.00)(w)	$—	$—	$(0.01)
From net realized gain	—	(0.17)	(0.64)	(0.39)	(0.04)	—
Total distributions declared to shareholders	$—	$(0.17)	$(0.64)	$(0.39)	$(0.04)	$(0.01)
Net asset value, end of period (x)	$13.25	$11.09	$12.55	$13.66	$11.80	$10.33
Total return (%) (r)(s)(t)(x)	19.48(n)	(10.53)	(2.97)	19.30	14.64	3.38(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89(a)	1.91	1.97	2.07	2.87	7.03(a)
Expenses after expense reductions (f)	1.74(a)	1.74	1.74	1.74	1.74	1.71(a)
Net investment income (loss)	0.07(a)(l)	(0.26)	(0.21)	(0.40)	(0.28)	(0.24)(a)
Portfolio turnover	33(n)	75	64	90	90	47(n)
Net assets at end of period (000 omitted)	$6,013	$5,133	$3,234	$406	$408	$89
See Notes to Financial Statements
20

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16(c)
Net asset value, beginning of period	$11.39	$12.83	$13.90	$11.94	$10.38	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.09	$0.09	$0.08	$0.08	$0.05
Net realized and unrealized gain (loss)	2.23	(1.27)	(0.45)	2.33	1.55	0.36
Total from investment operations	$2.29	$(1.18)	$(0.36)	$2.41	$1.63	$0.41
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.07)	$(0.06)	$(0.03)	$(0.03)
From net realized gain	—	(0.17)	(0.64)	(0.39)	(0.04)	—
Total distributions declared to shareholders	$—	$(0.26)	$(0.71)	$(0.45)	$(0.07)	$(0.03)
Net asset value, end of period (x)	$13.68	$11.39	$12.83	$13.90	$11.94	$10.38
Total return (%) (r)(s)(t)(x)	20.11(n)	(9.58)	(2.06)	20.49	15.77	4.14(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89(a)	0.91	0.97	1.05	2.02	5.39(a)
Expenses after expense reductions (f)	0.74(a)	0.74	0.74	0.74	0.74	0.71(a)
Net investment income (loss)	1.06(a)	0.74	0.69	0.64	0.68	0.73(a)
Portfolio turnover	33(n)	75	64	90	90	47(n)
Net assets at end of period (000 omitted)	$57,394	$53,562	$39,397	$12,225	$752	$351
See Notes to Financial Statements
21

Financial Highlights – continued
Class R1	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16(c)
Net asset value, beginning of period	$11.09	$12.56	$13.67	$11.81	$10.33	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$(0.03)	$0.07	$(0.05)	$(0.04)	$(0.02)
Net realized and unrealized gain (loss)	2.17	(1.27)	(0.54)(g)	2.30	1.56	0.35
Total from investment operations	$2.17	$(1.30)	$(0.47)	$2.25	$1.52	$0.33
Less distributions declared to shareholders
From net investment income	$—	$(0.00)(w)	$—	$—	$—	$(0.00)(w)
From net realized gain	—	(0.17)	(0.64)	(0.39)	(0.04)	—
Total distributions declared to shareholders	$—	$(0.17)	$(0.64)	$(0.39)	$(0.04)	$(0.00)(w)
Net asset value, end of period (x)	$13.26	$11.09	$12.56	$13.67	$11.81	$10.33
Total return (%) (r)(s)(t)(x)	19.57(n)	(10.59)	(3.00)	19.28	14.73	3.33(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89(a)	1.91	1.97	2.07	3.32	7.32(a)
Expenses after expense reductions (f)	1.74(a)	1.74	1.74	1.74	1.74	1.71(a)
Net investment income (loss)	0.07(a)(l)	(0.27)	0.54	(0.39)	(0.35)	(0.24)(a)
Portfolio turnover	33(n)	75	64	90	90	47(n)
Net assets at end of period (000 omitted)	$3,643	$2,897	$3,339	$79	$63	$52
See Notes to Financial Statements
22

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16(c)
Net asset value, beginning of period	$11.32	$12.78	$13.84	$11.89	$10.35	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.03	$0.16	$0.01	$0.02	$0.02
Net realized and unrealized gain (loss)	2.21	(1.27)	(0.58)(g)	2.33	1.56	0.35
Total from investment operations	$2.24	$(1.24)	$(0.42)	$2.34	$1.58	$0.37
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$(0.00)(w)	$—	$—	$(0.02)
From net realized gain	—	(0.17)	(0.64)	(0.39)	(0.04)	—
Total distributions declared to shareholders	$—	$(0.22)	$(0.64)	$(0.39)	$(0.04)	$(0.02)
Net asset value, end of period (x)	$13.56	$11.32	$12.78	$13.84	$11.89	$10.35
Total return (%) (r)(s)(t)(x)	19.79(n)	(10.07)	(2.57)	19.91	15.29	3.68(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.39(a)	1.41	1.47	1.57	2.84	6.82(a)
Expenses after expense reductions (f)	1.24(a)	1.24	1.24	1.24	1.24	1.21(a)
Net investment income (loss)	0.57(a)(l)	0.23	1.22	0.11	0.15	0.26(a)
Portfolio turnover	33(n)	75	64	90	90	47(n)
Net assets at end of period (000 omitted)	$12,102	$9,315	$9,647	$72	$60	$52
See Notes to Financial Statements
23

Financial Highlights – continued
Class R3	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16(c)
Net asset value, beginning of period	$11.35	$12.83	$13.88	$11.92	$10.36	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.06	$0.05	$0.05	$0.05	$0.04
Net realized and unrealized gain (loss)	2.22	(1.28)	(0.42)	2.33	1.56	0.34
Total from investment operations	$2.27	$(1.22)	$(0.37)	$2.38	$1.61	$0.38
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.04)	$(0.03)	$(0.01)	$(0.02)
From net realized gain	—	(0.17)	(0.64)	(0.39)	(0.04)	—
Total distributions declared to shareholders	$—	$(0.26)	$(0.68)	$(0.42)	$(0.05)	$(0.02)
Net asset value, end of period (x)	$13.62	$11.35	$12.83	$13.88	$11.92	$10.36
Total return (%) (r)(s)(t)(x)	20.00(n)	(9.92)	(2.23)	20.21	15.54	3.86(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14(a)	1.16	1.21	1.32	2.59	6.57(a)
Expenses after expense reductions (f)	0.99(a)	0.99	0.99	0.99	0.99	0.96(a)
Net investment income (loss)	0.81(a)	0.52	0.38	0.36	0.40	0.51(a)
Portfolio turnover	33(n)	75	64	90	90	47(n)
Net assets at end of period (000 omitted)	$615	$537	$70	$72	$60	$52
See Notes to Financial Statements
24

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16(c)
Net asset value, beginning of period	$11.40	$12.84	$13.91	$11.94	$10.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.10	$0.09	$0.08	$0.07	$0.05
Net realized and unrealized gain (loss)	2.23	(1.28)	(0.45)	2.34	1.57	0.35
Total from investment operations	$2.29	$(1.18)	$(0.36)	$2.42	$1.64	$0.40
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.07)	$(0.06)	$(0.03)	$(0.03)
From net realized gain	—	(0.17)	(0.64)	(0.39)	(0.04)	—
Total distributions declared to shareholders	$—	$(0.26)	$(0.71)	$(0.45)	$(0.07)	$(0.03)
Net asset value, end of period (x)	$13.69	$11.40	$12.84	$13.91	$11.94	$10.37
Total return (%) (r)(s)(t)(x)	20.09(n)	(9.60)	(2.09)	20.54	15.87	4.04(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89(a)	0.95	0.96	1.07	2.34	6.32(a)
Expenses after expense reductions (f)	0.74(a)	0.74	0.74	0.74	0.74	0.71(a)
Net investment income (loss)	1.06(a)	0.96	0.63	0.61	0.65	0.76(a)
Portfolio turnover	33(n)	75	64	90	90	47(n)
Net assets at end of period (000 omitted)	$22,076	$19,044	$71	$73	$60	$52
See Notes to Financial Statements
25

Financial Highlights – continued
Class R6	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16(c)
Net asset value, beginning of period	$11.40	$12.85	$13.91	$11.94	$10.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.10	$0.10	$0.09	$0.08	$0.05
Net realized and unrealized gain (loss)	2.23	(1.28)	(0.44)	2.34	1.57	0.35
Total from investment operations	$2.30	$(1.18)	$(0.34)	$2.43	$1.65	$0.40
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$(0.08)	$(0.07)	$(0.04)	$(0.03)
From net realized gain	—	(0.17)	(0.64)	(0.39)	(0.04)	—
Total distributions declared to shareholders	$—	$(0.27)	$(0.72)	$(0.46)	$(0.08)	$(0.03)
Net asset value, end of period (x)	$13.70	$11.40	$12.85	$13.91	$11.94	$10.37
Total return (%) (r)(s)(t)(x)	20.18(n)	(9.59)	(1.93)	20.62	15.90	4.04(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79(a)	0.82	0.88	0.99	1.22	6.31(a)
Expenses after expense reductions (f)	0.64(a)	0.65	0.66	0.65	0.69	0.70(a)
Net investment income (loss)	1.17(a)	0.83	0.72	0.71	0.73	0.77(a)
Portfolio turnover	33(n)	75	64	90	90	47(n)
Net assets at end of period (000 omitted)	$120,584	$102,332	$53,947	$49,503	$46,259	$1,874
See Notes to Financial Statements
26

Financial Highlights – continued
Class 529A	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17(i)
Net asset value, beginning of period	$11.34	$12.78	$13.85	$11.90	$10.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.06	$0.05	$0.02	$0.04
Net realized and unrealized gain (loss)	2.21	(1.28)	(0.44)	2.35	1.19
Total from investment operations	$2.26	$(1.22)	$(0.39)	$2.37	$1.23
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$(0.04)	$(0.03)	$(0.03)
From net realized gain	—	(0.17)	(0.64)	(0.39)	(0.04)
Total distributions declared to shareholders	$—	$(0.22)	$(0.68)	$(0.42)	$(0.07)
Net asset value, end of period (x)	$13.60	$11.34	$12.78	$13.85	$11.90
Total return (%) (r)(s)(t)(x)	19.93(n)	(9.88)	(2.34)	20.13	11.47(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19(a)	1.21	1.27	1.34	1.77(a)
Expenses after expense reductions (f)	1.02(a)	1.02	1.02	1.03	1.04(a)
Net investment income (loss)	0.78(a)	0.45	0.35	0.17	0.36(a)
Portfolio turnover	33(n)	75	64	90	90
Net assets at end of period (000 omitted)	$8,039	$7,188	$8,049	$8,175	$287
See Notes to Financial Statements
27

Financial Highlights – continued
Class 529B	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17(i)
Net asset value, beginning of period	$11.11	$12.54	$13.66	$11.80	$10.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$(0.02)	$(0.06)	$(0.07)	$(0.04)
Net realized and unrealized gain (loss)	2.16	(1.24)	(0.42)	2.32	1.18
Total from investment operations	$2.21	$(1.26)	$(0.48)	$2.25	$1.14
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	—	(0.17)	(0.64)	(0.39)	(0.04)
Total distributions declared to shareholders	$—	$(0.17)	$(0.64)	$(0.39)	$(0.04)
Net asset value, end of period (x)	$13.32	$11.11	$12.54	$13.66	$11.80
Total return (%) (r)(s)(t)(x)	19.89(n)	(10.31)	(3.08)	19.30	10.67(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19(a)	1.76	2.01	2.10	2.91(a)
Expenses after expense reductions (f)	1.04(a)	1.59	1.79	1.79	1.79(a)
Net investment income (loss)	0.76(a)(l)	(0.12)	(0.43)	(0.54)	(0.42)(a)
Portfolio turnover	33(n)	75	64	90	90
Net assets at end of period (000 omitted)	$278	$261	$369	$459	$55
See Notes to Financial Statements
28

Financial Highlights – continued
Class 529C	Six months ended	Year ended
	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17(i)
Net asset value, beginning of period	$11.07	$12.53	$13.65	$11.79	$10.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$(0.04)	$(0.06)	$(0.08)	$(0.04)
Net realized and unrealized gain (loss)	2.15	(1.25)	(0.42)	2.33	1.18
Total from investment operations	$2.15	$(1.29)	$(0.48)	$2.25	$1.14
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	—	(0.17)	(0.64)	(0.39)	(0.04)
Total distributions declared to shareholders	$—	$(0.17)	$(0.64)	$(0.39)	$(0.04)
Net asset value, end of period (x)	$13.22	$11.07	$12.53	$13.65	$11.79
Total return (%) (r)(s)(t)(x)	19.42(n)	(10.56)	(3.08)	19.31	10.68(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94(a)	1.96	2.02	2.08	2.84(a)
Expenses after expense reductions (f)	1.79(a)	1.79	1.79	1.79	1.79(a)
Net investment income (loss)	0.00(a)(l)(w)	(0.32)	(0.43)	(0.61)	(0.39)(a)
Portfolio turnover	33(n)	75	64	90	90
Net assets at end of period (000 omitted)	$1,359	$1,278	$1,588	$1,721	$78

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For Class 529A, Class 529B, and Class 529C, the period is from the class inception, July 14, 2016, through the stated period end.
(l)	The net investment income ratio does not vary by the class specific expense differential because of the timing of sales of fund shares and the allocation of fund level income at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
29

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Blended Research Small Cap Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid
30

Notes to Financial Statements (unaudited) - continued
quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted
31

Notes to Financial Statements (unaudited) - continued
quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$291,983,799	$—	$—	$291,983,799
Mutual Funds	1,947,428	—	—	1,947,428
Total	$293,931,227	$—	$—	$293,931,227
For further information regarding security characteristics, see the Portfolio of Investments.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $843,809. The fair value of the fund's investment securities on loan and a related liability of $640,323 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $222,977 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
32

Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
33

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/20
Ordinary income (including any short-term capital gains)	$3,362,096
Long-term capital gains	1,421,039
Total distributions	$4,783,135
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/20
Cost of investments	$246,590,015
Gross appreciation	56,180,146
Gross depreciation	(8,838,934)
Net unrealized appreciation (depreciation)	$ 47,341,212
As of 5/31/20
Undistributed ordinary income	359,339
Post-October capital loss deferral	(23,154,024)
Net unrealized appreciation (depreciation)	(3,943,650)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. On October 2, 2020, the fund announced that effective December 21, 2020, the time period will be shortened for the automatic conversion of Class C and Class 529C shares to Class A and Class 529A shares, respectively, of the same fund, from approximately ten years to approximately eight years after purchase. On or about December 21, 2020, any Class C and Class 529C shares that have an original purchase
34

Notes to Financial Statements (unaudited) - continued
date of December 31, 2012 or earlier will convert to Class A and Class 529A shares, respectively, of the same fund. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/20	Year ended 5/31/20
Class A	$—	$994,396
Class B	—	6,379
Class C	—	68,104
Class I	—	1,366,399
Class R1	—	47,825
Class R2	—	165,195
Class R3	—	11,984
Class R4	—	1,532
Class R6	—	1,960,249
Class 529A	—	135,468
Class 529B	—	4,658
Class 529C	—	20,946
Total	$—	$4,783,135
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.65%
In excess of $1 billion and up to $2.5 billion	0.60%
In excess of $2.5 billion	0.575%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended November 30, 2020, this management fee reduction amounted to $15,161, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2020 was equivalent to an annual effective rate of 0.64% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
					Classes
A	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.70%	1.04%	1.79%	1.79%
35

Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2021. For the six months ended November 30, 2020, this reduction amounted to $186,247, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $4,050 and $1,508 for the six months ended November 30, 2020, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 70,898
Class B	0.75%	0.25%	1.00%	1.00%	1,905
Class C	0.75%	0.25%	1.00%	1.00%	27,437
Class R1	0.75%	0.25%	1.00%	1.00%	16,509
Class R2	0.25%	0.25%	0.50%	0.50%	26,034
Class R3	—	0.25%	0.25%	0.25%	720
Class 529A	—	0.25%	0.25%	0.23%	9,345
Class 529B	0.75%	0.25%	1.00%	0.25%	325
Class 529C	0.75%	0.25%	1.00%	1.00%	6,464
Total Distribution and Service Fees					$159,637
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2020 based on each class's average daily net assets.MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2020, this rebate amounted to $34, $853, and $1 for Class A, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations. For the six months ended November 30, 2020, the 0.75% distribution fee was not imposed for Class 529B shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six
36

Notes to Financial Statements (unaudited) - continued
years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2020, were as follows:
Amount
Class A	$462
Class B	498
Class C	608
Class 529B	—
Class 529C	24
The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended November 30, 2020, were as follows:
Fee
Class 529A	$1,868
Class 529B	65
Class 529C	323
Total Program Manager Fees	$2,256
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2020, the fee was $17,581, which equated to 0.0130% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $88,890.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2020 was equivalent to an annual effective rate of 0.0171% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay
37

Notes to Financial Statements (unaudited) - continued
compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2020, this reimbursement amounted to $38,361, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended November 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $86,784,989 and $99,850,287, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/20		Year ended 5/31/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	567,538	$6,833,608	2,947,246	$35,152,616
Class B	—	—	2,217	28,276
Class C	79,058	925,504	288,444	3,498,617
Class I	625,419	7,569,515	4,824,238	58,982,956
Class R1	50,018	558,731	81,580	1,034,944
Class R2	237,096	2,763,152	328,867	4,228,600
Class R3	1,736	20,717	44,525	601,618
Class R4	77,885	993,052	2,145,894	28,234,586
Class R6	1,795,256	21,518,715	6,042,226	74,362,922
Class 529A	32,148	389,202	73,562	888,156
Class 529B	121	1,418	—	—
Class 529C	7,813	89,833	14,951	185,177
	3,474,088	$41,663,447	16,793,750	$207,198,468
38

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/20		Year ended 5/31/20
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	29,221	$412,313
Class B	—	—	460	6,379
Class C	—	—	4,917	68,104
Class I	—	—	96,409	1,366,111
Class R1	—	—	3,451	47,825
Class R2	—	—	11,708	165,195
Class R3	—	—	848	11,984
Class R4	—	—	108	1,532
Class R6	—	—	137,656	1,951,962
Class 529A	—	—	9,595	135,468
Class 529B	—	—	323	4,476
Class 529C	—	—	1,513	20,946
	—	$—	296,209	$4,192,295
Shares reacquired
Class A	(1,118,070)	$(13,424,037)	(2,705,401)	$(34,562,796)
Class B	(4,606)	(52,639)	(7,625)	(85,235)
Class C	(88,134)	(1,042,178)	(88,189)	(1,038,234)
Class I	(1,132,321)	(13,689,271)	(3,286,638)	(39,224,188)
Class R1	(36,395)	(438,208)	(89,781)	(1,112,560)
Class R2	(167,631)	(2,004,028)	(272,281)	(3,464,069)
Class R3	(3,867)	(47,976)	(3,560)	(50,247)
Class R4	(135,980)	(1,665,312)	(480,377)	(4,923,233)
Class R6	(1,968,756)	(23,704,354)	(1,404,880)	(17,428,205)
Class 529A	(74,918)	(910,717)	(79,114)	(995,061)
Class 529B	(2,755)	(32,361)	(6,230)	(80,280)
Class 529C	(20,476)	(243,134)	(27,715)	(328,700)
	(4,753,909)	$(57,254,215)	(8,451,791)	$(103,292,808)
39

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/20		Year ended 5/31/20
	Shares	Amount	Shares	Amount
Net change
Class A	(550,532)	$(6,590,429)	271,066	$1,002,133
Class B	(4,606)	(52,639)	(4,948)	(50,580)
Class C	(9,076)	(116,674)	205,172	2,528,487
Class I	(506,902)	(6,119,756)	1,634,009	21,124,879
Class R1	13,623	120,523	(4,750)	(29,791)
Class R2	69,465	759,124	68,294	929,726
Class R3	(2,131)	(27,259)	41,813	563,355
Class R4	(58,095)	(672,260)	1,665,625	23,312,885
Class R6	(173,500)	(2,185,639)	4,775,002	58,886,679
Class 529A	(42,770)	(521,515)	4,043	28,563
Class 529B	(2,634)	(30,943)	(5,907)	(75,804)
Class 529C	(12,663)	(153,301)	(11,251)	(122,577)
	(1,279,821)	$(15,590,768)	8,638,168	$108,097,955
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 4%, 4%, 3%, 3%, 3%, 2%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2060 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings,
40

Notes to Financial Statements (unaudited) - continued
at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2020, the fund’s commitment fee and interest expense were $633 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,526,382	$32,141,220	$33,360,339	$(158)	$—	$1,307,105

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,446	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.
41

Board Review of Investment Advisory Agreement
MFS Blended Research Small Cap Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2020 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2019 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)
42

Board Review of Investment Advisory Agreement - continued
information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the three-year period and was in the 2nd quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on September 15, 2015; therefore no performance data for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the three- and one-year periods ended December 31, 2019.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’
43

Board Review of Investment Advisory Agreement - continued
approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
44

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2020.
45

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
46

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
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Kansas City, MO 64105-1407

Semiannual Report

November 30, 2020

MFS® Blended Research®

Growth Equity Fund

BRW-SEM

MFS® Blended Research® Growth Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

Markets experienced dramatic swings this year as the coronavirus pandemic brought the global economy to a standstill for several months early in the year. The speedy development of vaccines and therapeutics later brightened the economic and market outlook, but a great deal of uncertainty remains as case counts in the United States and Europe remain very high and it is still unclear how quickly vaccines can be made widely available. In the United States, political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Additional U.S. stimulus is anticipated with the Democrats in the

White House and holding a majority in both houses of Congress. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of our global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline and thoughtful risk management to create sustainable value for investors.

Respectfully,

Michael W. Roberge

Chief Executive Officer

MFS Investment Management

January 14, 2021

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	9.7%
Microsoft Corp.	8.6%
Amazon.com, Inc.	6.5%
Facebook, Inc., “A “	4.7%
NVIDIA Corp.	3.0%
Adobe Systems, Inc.	2.5%
Alphabet, Inc., “C”	2.4%
Mastercard, Inc., “A”	2.4%
Alphabet, Inc., “A”	2.3%
ServiceNow, Inc.	2.0%

GICS sectors (g)
Information Technology	44.2%
Consumer Discretionary	15.0%
Health Care	12.8%
Communication Services	12.3%
Industrials	5.3%
Consumer Staples	3.8%
Financials	2.5%
Real Estate	1.7%
Utilities	1.0%
Materials	0.2%
Energy	0.1%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of November 30, 2020.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2020 through November 30, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2020 through November 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/20	Ending Account Value 11/30/20	Expenses Paid During Period (p) 6/01/20-11/30/20
A	Actual	0.74%	$1,000.00	$1,196.33	$4.07
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
B	Actual	1.49%	$1,000.00	$1,192.28	$8.19
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
C	Actual	1.49%	$1,000.00	$1,192.41	$8.19
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
I	Actual	0.49%	$1,000.00	$1,197.86	$2.70
	Hypothetical (h)	0.49%	$1,000.00	$1,022.61	$2.48
R1	Actual	1.49%	$1,000.00	$1,192.41	$8.19
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
R2	Actual	0.99%	$1,000.00	$1,195.08	$5.45
	Hypothetical (h)	0.99%	$1,000.00	$1,020.10	$5.01
R3	Actual	0.74%	$1,000.00	$1,196.22	$4.07
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
R4	Actual	0.49%	$1,000.00	$1,198.49	$2.70
	Hypothetical (h)	0.49%	$1,000.00	$1,022.61	$2.48
R6	Actual	0.40%	$1,000.00	$1,198.99	$2.21
	Hypothetical (h)	0.40%	$1,000.00	$1,023.06	$2.03

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

11/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.9%
Aerospace - 0.8%
CACI International, Inc., “A” (a)	924	$219,256
Lockheed Martin Corp.	2,343	855,195
Northrop Grumman Corp.	3,077	930,054

		$2,004,505
Apparel Manufacturers - 0.2%
NIKE, Inc., “B”	3,196	$430,501

Automotive - 1.7%
Lear Corp.	10,697	$1,529,136
Tesla, Inc. (a)	4,153	2,357,243

		$3,886,379
Biotechnology - 2.4%
Biogen, Inc. (a)	5,451	$1,309,167
Incyte Corp. (a)	15,044	1,271,820
Regeneron Pharmaceuticals, Inc. (a)	2,055	1,060,441
Vertex Pharmaceuticals, Inc. (a)	8,847	2,014,904

		$5,656,332
Broadcasting - 0.3%
Netflix, Inc. (a)	1,242	$609,449

Business Services - 3.5%
Accenture PLC, “A”	5,412	$1,348,075
Etsy, Inc. (a)	6,934	1,114,294
Fiserv, Inc. (a)	24,236	2,791,503
PayPal Holdings, Inc. (a)	10,792	2,310,783
Verisk Analytics, Inc., “A”	3,698	733,350

		$8,298,005
Cable TV - 1.2%
Charter Communications, Inc., “A” (a)	4,281	$2,791,169

Computer Software - 18.2%
Adobe Systems, Inc. (a)	12,231	$5,852,167
Atlassian Corp. PLC, “A” (a)	10,286	2,314,864
Autodesk, Inc. (a)	4,634	1,298,586
Cadence Design Systems, Inc. (a)	19,649	2,285,179
Citrix Systems, Inc.	6,518	807,711

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued

Computer Software - continued
CrowdStrike Holdings, Inc. (a)	6,601	$1,011,801
DocuSign, Inc. (a)	11,755	2,678,729
Everbridge, Inc. (a)	3,484	442,259
Microsoft Corp.	93,739	20,066,708
Okta, Inc. (a)	12,728	3,118,869
Oracle Corp.	4,654	268,629
Zoom Video Communications, Inc. (a)	5,076	2,428,155

		$42,573,657
Computer Software - Systems - 12.6%
Apple, Inc.	189,471	$22,556,522
ServiceNow, Inc. (a)	8,842	4,726,491
Square, Inc., “A” (a)	6,475	1,365,966
Zebra Technologies Corp., “A” (a)	1,945	736,027

		$29,385,006
Construction - 1.1%
D.R. Horton, Inc.	29,557	$2,201,997
Masco Corp.	7,808	419,055

		$2,621,052
Consumer Products - 1.1%
Kimberly-Clark Corp.	18,039	$2,513,013

Consumer Services - 0.3%
Peloton Interactive, Inc., “A” (a)	5,676	$660,403

Containers - 0.2%
Graphic Packaging Holding Co.	28,201	$432,039

Electronics - 6.8%
Applied Materials, Inc.	46,350	$3,822,948
Intel Corp.	31,614	1,528,537
NVIDIA Corp.	13,022	6,980,573
Texas Instruments, Inc.	22,029	3,552,176

		$15,884,234
Energy - Independent - 0.1%
Valero Energy Corp.	3,118	$167,655

Engineering - Construction - 0.3%
Quanta Services, Inc.	11,689	$798,826

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 1.0%
General Mills, Inc.	15,610	$949,400
PepsiCo, Inc.	10,473	1,510,521

		$2,459,921
Food & Drug Stores - 1.3%
Albertsons Cos., Inc., “A” (l)	25,866	$414,632
Wal-Mart Stores, Inc.	16,809	2,568,247

		$2,982,879
General Merchandise - 1.2%
Dollar General Corp.	12,474	$2,726,567

Health Maintenance Organizations - 1.6%
Cigna Corp.	5,392	$1,127,683
Humana, Inc.	3,872	1,550,814
UnitedHealth Group, Inc.	3,395	1,141,874

		$3,820,371
Insurance - 0.7%
MetLife, Inc.	36,641	$1,691,715

Internet - 9.6%
Alphabet, Inc., “A” (a)	3,101	$5,440,394
Alphabet, Inc., “C” (a)	3,187	5,611,478
Facebook, Inc., “A” (a)	39,448	10,925,913
GoDaddy, Inc. (a)	4,363	347,033

		$22,324,818
Leisure & Toys - 1.4%
Activision Blizzard, Inc.	10,219	$812,206
Electronic Arts, Inc. (a)	19,590	2,502,623

		$3,314,829
Machinery & Tools - 2.3%
AGCO Corp.	29,812	$2,757,908
Eaton Corp. PLC	15,087	1,827,187
Roper Technologies, Inc.	1,637	698,999

		$5,284,094
Medical & Health Technology & Services - 2.5%
HCA Healthcare, Inc.	10,676	$1,602,574
McKesson Corp.	12,388	2,228,725
PRA Health Sciences, Inc. (a)	6,328	710,002
Quest Diagnostics, Inc.	11,156	1,383,121

		$5,924,422

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - 2.2%
Abbott Laboratories	4,133	$447,273
Danaher Corp.	7,050	1,583,642
DexCom, Inc. (a)	4,573	1,461,897
Masimo Corp. (a)	639	162,619
Quidel Corp. (a)	4,384	855,099
West Pharmaceutical Services, Inc.	1,952	537,112

		$5,047,642
Natural Gas - Distribution - 0.4%
Sempra Energy	7,774	$991,029

Network & Telecom - 0.5%
Ciena Corp. (a)	3,370	$150,976
QTS Realty Trust, Inc., REIT, “A”	15,996	950,322

		$1,101,298
Other Banks & Diversified Financials - 5.3%
Mastercard, Inc., “A”	16,415	$5,523,812
Moody’s Corp.	4,964	1,401,536
S&P Global, Inc.	8,067	2,837,809
Visa, Inc., “A”	11,954	2,514,524

		$12,277,681
Pharmaceuticals - 4.0%
Eli Lilly & Co.	27,201	$3,961,826
Johnson & Johnson	19,179	2,774,818
Merck & Co., Inc.	33,452	2,689,206

		$9,425,850
Railroad & Shipping - 1.4%
CSX Corp.	17,598	$1,584,700
Kansas City Southern Co.	9,576	1,782,764

		$3,367,464
Real Estate - 0.4%
Sun Communities, Inc., REIT	6,141	$853,599

Restaurants - 1.3%
Domino’s Pizza, Inc.	5,094	$1,999,752
Starbucks Corp.	7,460	731,229
Yum China Holdings, Inc.	4,214	237,585

		$2,968,566

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - 9.0%
Amazon.com, Inc. (a)	4,818	$15,263,617
AutoZone, Inc. (a)	189	215,016
Best Buy Co., Inc.	4,986	542,477
Home Depot, Inc.	15,074	4,181,678
Lowe’s Cos., Inc.	3,208	499,870
Wayfair, Inc., “A” (a)	1,469	373,655

		$21,076,313
Telecommunications - Wireless - 1.0%
SBA Communications Corp., REIT	7,878	$2,262,404

Tobacco - 0.4%
Altria Group, Inc.	21,084	$839,776

Utilities - Electric Power - 0.6%
NRG Energy, Inc.	40,333	$1,320,906
Total Common Stocks (Identified Cost, $140,440,738)		$230,774,369

Investment Companies (h) - 1.0%
Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.1% (v) (Identified Cost, $2,265,087)	2,265,087	$2,265,087

Collateral for Securities Loaned - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (j) (Identified Cost, $206,375)	206,375	$206,375

Other Assets, Less Liabilities - (0.0)%		(14,297)
Net Assets - 100.0%		$233,231,534

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $2,265,087 and $230,980,744, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $203,581 of securities on loan (identified cost, $140,647,113)	$230,980,744
Investments in affiliated issuers, at value (identified cost, $2,265,087)	2,265,087
Receivables for
Fund shares sold	124,022
Interest and dividends	175,075
Receivable from investment adviser	15,951
Other assets	27,751
Total assets	$233,588,630

Liabilities
Payables for
Fund shares reacquired	$88,235
Collateral for securities loaned, at value	206,375
Payable to affiliates
Administrative services fee	444
Shareholder servicing costs	19,824
Distribution and service fees	1,850
Payable for independent Trustees’ compensation	638
Accrued expenses and other liabilities	39,730
Total liabilities	$357,096
Net assets	$233,231,534

Net assets consist of
Paid-in capital	$127,145,785
Total distributable earnings (loss)	106,085,749
Net assets	$233,231,534
Shares of beneficial interest outstanding	12,279,348

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$61,285,355	3,244,430	$18.89
Class B	574,495	30,993	18.54
Class C	805,642	43,487	18.53
Class I	3,246,136	170,738	19.01
Class R1	103,712	5,598	18.53
Class R2	331,632	17,520	18.93
Class R3	114,227	6,024	18.96
Class R4	109,281	5,744	19.02
Class R6	166,661,054	8,754,814	19.04

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $20.04 [100 / 94.25 x $18.89]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$942,920
Other	2,244
Dividends from affiliated issuers	1,181
Income on securities loaned	400
Total investment income	$946,745
Expenses
Management fee	$445,003
Distribution and service fees	80,376
Shareholder servicing costs	31,031
Administrative services fee	20,066
Independent Trustees’ compensation	4,127
Custodian fee	7,480
Shareholder communications	5,287
Audit and tax fees	28,015
Legal fees	883
Registration fees	61,531
Miscellaneous	15,348
Total expenses	$699,147
Reduction of expenses by investment adviser and distributor	(141,637)
Net expenses	$557,510
Net investment income (loss)	$389,235

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$10,909,073
Affiliated issuers	(274)
Net realized gain (loss)	$10,908,799
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$28,813,853
Affiliated issuers	1
Net unrealized gain (loss)	$28,813,854
Net realized and unrealized gain (loss)	$39,722,653
Change in net assets from operations	$40,111,888

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/20 (unaudited)	Year ended 5/31/20

From operations
Net investment income (loss)	$389,235	$1,317,283
Net realized gain (loss)	10,908,799	12,146,955
Net unrealized gain (loss)	28,813,854	30,271,560
Change in net assets from operations	$40,111,888	$43,735,798
Total distributions to shareholders	$—	$(9,123,061)
Change in net assets from fund share transactions	$(14,165,483)	$(10,019,311)
Total change in net assets	$25,946,405	$24,593,426

Net assets
At beginning of period	207,285,129	182,691,703
At end of period	$233,231,534	$207,285,129

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/20		Year ended
Class A			5/31/20	5/31/19		5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$15.79		$13.25	$14.09		$12.07	$10.25	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.06	$0.08		$0.08	$0.08	$0.06
Net realized and unrealized gain (loss)	3.09		3.12	(0.03	)(g)	2.12	1.77	0.22
Total from investment operations	$3.10		$3.18	$0.05		$2.20	$1.85	$0.28

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.07)		$(0.07)	$(0.03)	$(0.03)
From net realized gain	—		(0.56)	(0.82)		(0.11)	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.64)	$(0.89)		$(0.18)	$(0.03)	$(0.03)
Net asset value, end of period (x)	$18.89		$15.79	$13.25		$14.09	$12.07	$10.25
Total return (%) (r)(s)(t)(x)	19.63	(n)	24.34	0.95		18.28	18.05	2.81	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.90	0.89		0.90	1.47	5.24	(a)
Expenses after expense reductions (f)	0.74	(a)	0.74	0.74		0.74	0.74	0.69	(a)
Net investment income (loss)	0.11	(a)(l)	0.42	0.59		0.61	0.68	0.82	(a)
Portfolio turnover	38	(n)	61	60		73	57	28	(n)
Net assets at end of period (000 omitted)	$61,285		$57,531	$52,918		$55,474	$1,318	$352

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class B			5/31/20	5/31/19		5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$15.55		$13.08	$13.95		$11.98	$10.22	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$(0.05)	$(0.02)		$(0.03)	$(0.01)	$(0.00	)(w)
Net realized and unrealized gain (loss)	3.05		3.08	(0.03	)(g)	2.11	1.77	0.22
Total from investment operations	$2.99		$3.03	$(0.05)		$2.08	$1.76	$0.22

Less distributions declared to shareholders
From net investment income	$—		$—	$—		$—	$—	$(0.00	)(w)
From net realized gain	—		(0.56)	(0.82)		(0.11)	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.56)	$(0.82)		$(0.11)	$—	$(0.00	)(w)
Net asset value, end of period (x)	$18.54		$15.55	$13.08		$13.95	$11.98	$10.22
Total return (%) (r)(s)(t)(x)	19.23	(n)	23.42	0.17		17.40	17.22	2.27	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.65	1.64		1.65	2.42	6.82	(a)
Expenses after expense reductions (f)	1.49	(a)	1.49	1.49		1.49	1.49	1.46	(a)
Net investment income (loss)	(0.65	)(a)(l)	(0.33)	(0.14)		(0.25)	(0.08)	0.01	(a)
Portfolio turnover	38	(n)	61	60		73	57	28	(n)
Net assets at end of period (000 omitted)	$574		$408	$428		$333	$249	$113

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class C			5/31/20	5/31/19		5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$15.54		$13.07	$13.95		$11.97	$10.22	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$(0.05)	$(0.01)		$(0.03)	$(0.01)	$(0.00	)(w)
Net realized and unrealized gain (loss)	3.05		3.08	(0.05	)(g)	2.12	1.76	0.22
Total from investment operations	$2.99		$3.03	$(0.06)		$2.09	$1.75	$0.22

Less distributions declared to shareholders
From net investment income	$—		$—	$(0.00	)(w)	$—	$—	$(0.00	)(w)
From net realized gain	—		(0.56)	(0.82)		(0.11)	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.56)	$(0.82)		$(0.11)	$—	$(0.00	)(w)
Net asset value, end of period (x)	$18.53		$15.54	$13.07		$13.95	$11.97	$10.22
Total return (%) (r)(s)(t)(x)	19.24	(n)	23.44	0.13		17.50	17.12	2.26	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.65	1.65		1.65	2.41	6.92	(a)
Expenses after expense reductions (f)	1.49	(a)	1.49	1.49		1.49	1.49	1.46	(a)
Net investment income (loss)	(0.64	)(a)(l)	(0.33)	(0.11)		(0.26)	(0.05)	0.02	(a)
Portfolio turnover	38	(n)	61	60		73	57	28	(n)
Net assets at end of period (000 omitted)	$806		$613	$525		$338	$159	$62

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class I			5/31/20	5/31/19		5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$15.87		$13.31	$14.17		$12.10	$10.26	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.10	$0.13		$0.10	$0.10	$0.08
Net realized and unrealized gain (loss)	3.11		3.14	(0.05	)(g)	2.14	1.78	0.21
Total from investment operations	$3.14		$3.24	$0.08		$2.24	$1.88	$0.29

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.12)		$(0.06)	$(0.04)	$(0.03)
From net realized gain	—		(0.56)	(0.82)		(0.11)	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.68)	$(0.94)		$(0.17)	$(0.04)	$(0.03)
Net asset value, end of period (x)	$19.01		$15.87	$13.31		$14.17	$12.10	$10.26
Total return (%) (r)(s)(t)(x)	19.79	(n)	24.71	1.18		18.57	18.38	2.97	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	(a)	0.65	0.64		0.65	1.32	4.67	(a)
Expenses after expense reductions (f)	0.49	(a)	0.49	0.49		0.49	0.49	0.46	(a)
Net investment income (loss)	0.36	(a)(l)	0.68	0.98		0.75	0.91	1.06	(a)
Portfolio turnover	38	(n)	61	60		73	57	28	(n)
Net assets at end of period (000 omitted)	$3,246		$2,366	$1,560		$195	$673	$286

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class R1			5/31/20	5/31/19		5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$15.54		$13.08	$13.95		$11.98	$10.22	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$(0.05)	$(0.02)		$(0.04)	$(0.01)	$(0.00	)(w)
Net realized and unrealized gain (loss)	3.05		3.07	(0.03	)(g)	2.12	1.77	0.22
Total from investment operations	$2.99		$3.02	$(0.05)		$2.08	$1.76	$0.22

Less distributions declared to shareholders
From net investment income	$—		$—	$—		$—	$—	$(0.00	)(w)
From net realized gain	—		(0.56)	(0.82)		(0.11)	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.56)	$(0.82)		$(0.11)	$—	$(0.00	)(w)
Net asset value, end of period (x)	$18.53		$15.54	$13.08		$13.95	$11.98	$10.22
Total return (%) (r)(s)(t)(x)	19.24	(n)	23.34	0.18		17.40	17.22	2.26	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.64	1.64		1.65	2.49	7.04	(a)
Expenses after expense reductions (f)	1.49	(a)	1.49	1.49		1.49	1.49	1.46	(a)
Net investment income (loss)	(0.64	)(a)(l)	(0.33)	(0.16)		(0.27)	(0.05)	0.01	(a)
Portfolio turnover	38	(n)	61	60		73	57	28	(n)
Net assets at end of period (000 omitted)	$104		$87	$170		$166	$175	$51
See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class R2			5/31/20	5/31/19		5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$15.84		$13.29	$14.10		$12.06	$10.24	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.03	$0.04		$0.03	$0.05	$0.04
Net realized and unrealized gain (loss)	3.10		3.13	(0.03	)(g)	2.14	1.77	0.22
Total from investment operations	$3.09		$3.16	$0.01		$2.17	$1.82	$0.26

Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$—		$(0.02)	$—	$(0.02)
From net realized gain	—		(0.56)	(0.82)		(0.11)	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.61)	$(0.82)		$(0.13)	$—	$(0.02)
Net asset value, end of period (x)	$18.93		$15.84	$13.29		$14.10	$12.06	$10.24
Total return (%) (r)(s)(t)(x)	19.51	(n)	24.10	0.61		18.04	17.77	2.61	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.16	1.14		1.15	2.02	6.54	(a)
Expenses after expense reductions (f)	0.99	(a)	0.99	0.99		0.99	0.99	0.96	(a)
Net investment income (loss)	(0.14	)(a)(l)	0.17	0.29		0.25	0.44	0.51	(a)
Portfolio turnover	38	(n)	61	60		73	57	28	(n)
Net assets at end of period (000 omitted)	$332		$266	$106		$175	$130	$51

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class R3			5/31/20	5/31/19		5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$15.85		$13.30	$14.14		$12.09	$10.25	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.06	$0.08		$0.07	$0.07	$0.05
Net realized and unrealized gain (loss)	3.10		3.14	(0.03	)(g)	2.13	1.79	0.23
Total from investment operations	$3.11		$3.20	$0.05		$2.20	$1.86	$0.28

Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.07)		$(0.04)	$(0.02)	$(0.03)
From net realized gain	—		(0.56)	(0.82)		(0.11)	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.65)	$(0.89)		$(0.15)	$(0.02)	$(0.03)
Net asset value, end of period (x)	$18.96		$15.85	$13.30		$14.14	$12.09	$10.25
Total return (%) (r)(s)(t)(x)	19.62	(n)	24.35	0.98		18.23	18.11	2.79	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.90	0.89		0.90	1.84	6.29	(a)
Expenses after expense reductions (f)	0.74	(a)	0.74	0.74		0.74	0.74	0.71	(a)
Net investment income (loss)	0.11	(a)(l)	0.42	0.59		0.49	0.67	0.76	(a)
Portfolio turnover	38	(n)	61	60		73	57	28	(n)
Net assets at end of period (000 omitted)	$114		$90	$72		$72	$61	$51

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class R4			5/31/20	5/31/19		5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$15.87		$13.32	$14.17		$12.10	$10.26	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.10	$0.12		$0.10	$0.10	$0.07
Net realized and unrealized gain (loss)	3.12		3.13	(0.04	)(g)	2.15	1.78	0.22
Total from investment operations	$3.15		$3.23	$0.08		$2.25	$1.88	$0.29

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.11)		$(0.07)	$(0.04)	$(0.03)
From net realized gain	—		(0.56)	(0.82)		(0.11)	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.68)	$(0.93)		$(0.18)	$(0.04)	$(0.03)
Net asset value, end of period (x)	$19.02		$15.87	$13.32		$14.17	$12.10	$10.26
Total return (%) (r)(s)(t)(x)	19.85	(n)	24.60	1.18		18.65	18.37	2.97	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	(a)	0.65	0.64		0.65	1.58	6.04	(a)
Expenses after expense reductions (f)	0.49	(a)	0.49	0.49		0.49	0.49	0.46	(a)
Net investment income (loss)	0.36	(a)(l)	0.67	0.84		0.74	0.93	1.01	(a)
Portfolio turnover	38	(n)	61	60		73	57	28	(n)
Net assets at end of period (000 omitted)	$109		$91	$73		$72	$61	$51

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class R6			5/31/20	5/31/19		5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$15.89		$13.32	$14.18		$12.11	$10.26	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.11	$0.13		$0.11	$0.11	$0.07
Net realized and unrealized gain (loss)	3.11		3.16	(0.05	)(g)	2.15	1.78	0.22
Total from investment operations	$3.15		$3.27	$0.08		$2.26	$1.89	$0.29

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.12)		$(0.08)	$(0.04)	$(0.03)
From net realized gain	—		(0.56)	(0.82)		(0.11)	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.70)	$(0.94)		$(0.19)	$(0.04)	$(0.03)
Net asset value, end of period (x)	$19.04		$15.89	$13.32		$14.18	$12.11	$10.26
Total return (%) (r)(s)(t)(x)	19.82	(n)	24.86	1.22		18.71	18.51	2.97	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	(a)	0.55	0.55		0.57	0.65	5.80	(a)
Expenses after expense reductions (f)	0.40	(a)	0.39	0.40		0.39	0.43	0.45	(a)
Net investment income (loss)	0.45	(a)(l)	0.77	0.93		0.83	0.97	1.01	(a)
Portfolio turnover	38	(n)	61	60		73	57	28	(n)
Net assets at end of period (000 omitted)	$166,661		$145,833	$126,840		$128,183	$122,177	$2,853

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Growth Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or

23

Notes to Financial Statements (unaudited) – continued

exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to

24

Notes to Financial Statements (unaudited) – continued

measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$230,774,369	$—	$—	$230,774,369
Mutual Funds	2,471,462	—	—	2,471,462
Total	$233,245,831	$—	$—	$233,245,831

For further information regarding security characteristics, see the Portfolio of Investments.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $203,581. The fair value of the fund’s investment securities on loan and a related liability of $206,375 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received

25

Notes to Financial Statements (unaudited) – continued

from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

26

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended

5/31/20
Ordinary income (including any short-term capital gains)	$1,625,026
Long-term capital gains	7,498,035

Total distributions	$9,123,061

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/20

Cost of investments	$143,282,717
Gross appreciation	92,113,114

Gross depreciation	(2,150,000)
Net unrealized appreciation (depreciation)	$89,963,114

As of 5/31/20

Undistributed ordinary income	473,102
Undistributed long-term capital gain	4,332,081
Net unrealized appreciation (depreciation)	61,168,678

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. On October 2, 2020, the fund announced that effective December 21, 2020, the time period will be shortened for the automatic conversion of Class C shares to Class A shares, of the same fund, from approximately ten years to approximately eight years after purchase. On or about December 21, 2020, any Class C shares that have an original purchase date of December 31, 2012 or

27

Notes to Financial Statements (unaudited) – continued

earlier will convert to Class A shares, of the same fund. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 11/30/20	Year ended 5/31/20
Class A	$—	$2,343,673
Class B	—	14,943
Class C	—	22,006
Class I	—	84,493
Class R1	—	7,293
Class R2	—	5,012
Class R3	—	3,519
Class R4	—	3,741
Class R6	—	6,638,381
Total	$—	$9,123,061

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2020, this management fee reduction amounted to $12,483, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2020 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.45%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2021. For the six months ended November 30, 2020, this reduction amounted to $129,132, which is included in the reduction of total expenses in the Statement of Operations.

28

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $5,969 for the six months ended November 30, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$73,343
Class B	0.75%	0.25%	1.00%	1.00%	2,393
Class C	0.75%	0.25%	1.00%	1.00%	3,274
Class R1	0.75%	0.25%	1.00%	1.00%	485
Class R2	0.25%	0.25%	0.50%	0.50%	754
Class R3	—	0.25%	0.25%	0.25%	127
Total Distribution and Service Fees					$80,376

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2020, this rebate amounted to $22 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2020, were as follows:

Amount
Class A	$—
Class B	113
Class C	51

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the

29

Notes to Financial Statements (unaudited) – continued

six months ended November 30, 2020, the fee was $2,063, which equated to 0.0019% annually of the fund’s average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $28,968.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2020 was equivalent to an annual effective rate of 0.0180% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

At November 30, 2020, MFS held approximately 94% of the outstanding shares of Class R3 and approximately 100% of the outstanding shares of Class R1 and Class R4.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2020, this reimbursement amounted to $2,203, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended November 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $84,533,659 and $100,016,387, respectively.

30

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/20		Year ended 5/31/20

	Shares	Amount	Shares	Amount
Shares sold
Class A	528,742	$9,253,010	1,821,174	$26,290,288
Class B	6,375	111,581	145	2,200
Class C	12,235	214,147	8,800	124,505
Class I	39,511	707,084	85,947	1,232,685
Class R1	3	60	104	2,216
Class R2	722	12,859	9,332	141,727
Class R3	338	6,285	—	—
Class R6	1,828,505	31,170,594	1,212,208	17,325,820
	2,416,431	$41,475,620	3,137,710	$45,119,441

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	10,332	$152,909
Class B	—	—	1,021	14,943
Class C	—	—	1,505	22,006
Class I	—	—	5,686	84,493
Class R1	—	—	499	7,293
Class R2	—	—	337	5,012
Class R3	—	—	237	3,519
Class R4	—	—	251	3,741
Class R6	—	—	446,428	6,638,381
	—	$—	466,296	$6,932,297

Shares reacquired
Class A	(928,175)	$(15,888,790)	(2,182,341)	$(31,479,205)
Class B	(1,644)	(27,775)	(7,591)	(105,958)
Class C	(8,158)	(136,437)	(11,025)	(158,336)
Class I	(17,849)	(324,799)	(59,776)	(885,829)
Class R1	(13)	(223)	(7,986)	(119,952)
Class R2	(18)	(305)	(828)	(12,719)
Class R6	(2,254,085)	(39,262,774)	(1,998,491)	(29,309,050)
	(3,209,942)	$(55,641,103)	(4,268,038)	$(62,071,049)

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/20		Year ended 5/31/20

	Shares	Amount	Shares	Amount
Net change
Class A	(399,433)	$(6,635,780)	(350,835)	$(5,036,008)
Class B	4,731	83,806	(6,425)	(88,815)
Class C	4,077	77,710	(720)	(11,825)
Class I	21,662	382,285	31,857	431,349
Class R1	(10)	(163)	(7,383)	(110,443)
Class R2	704	12,554	8,841	134,020
Class R3	338	6,285	237	3,519
Class R4	—	—	251	3,741
Class R6	(425,580)	(8,092,180)	(339,855)	(5,344,849)
	(793,511)	$(14,165,483)	(664,032)	$(10,019,311)

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2060 Fund were the owners of record of approximately 13%, 12%, 10%, 8%, 8%, 6%, 6%, 4%, 3%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2020, the fund’s commitment fee and interest expense were $507 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

32

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money
Market Portfolio	$837,500	$41,560,122	$40,132,262	$(274)	$1	$2,265,087

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$1,181	$—

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

33

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS Blended Research Growth Equity Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2020 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2019 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as

34

Board Review of Investment Advisory Agreement – continued

compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 5th quintile relative to the other funds in the universe for the three-year period and was in the 4th quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on September 15, 2015; therefore, no performance data for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the three- and one-year periods ended December 31, 2019.

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

35

Board Review of Investment Advisory Agreement – continued

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry,

36

Board Review of Investment Advisory Agreement – continued

including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2020.

37

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

38

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CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report
November 30, 2020
MFS® Asset Allocation Funds
MFS® Conservative Allocation Fund
MFS® Moderate Allocation Fund
MFS® Growth Allocation Fund
MFS® Aggressive Growth Allocation Fund
AAF-SEM

MFS ® Asset Allocation Funds
Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets experienced dramatic swings this year as the coronavirus pandemic brought the global economy to a standstill for several months early in the year. The speedy development of vaccines and therapeutics later brightened the economic and market outlook, but a great deal of uncertainty remains as case counts in the United States and Europe remain very high and it is still unclear how quickly vaccines can be made widely available. In the United States, political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Additional U.S. stimulus is anticipated with the Democrats in the White House and holding a majority in both houses of Congress. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of our global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
January 14, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
MFS Conservative Allocation Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Total Return Bond Fund	14.8%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Limited Maturity Fund	9.8%
MFS Government Securities Fund	9.8%
MFS Value Fund	6.1%
MFS Research Fund	6.0%
MFS Growth Fund	6.0%
MFS High Income Fund	5.0%
MFS Global Bond Fund	4.9%
MFS Mid Cap Value Fund	4.2%
MFS Research International Fund	4.0%
MFS Mid Cap Growth Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	2.0%
MFS International Growth Fund	2.0%
MFS International Intrinsic Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS New Discovery Value Fund	1.1%
MFS New Discovery Fund	1.0%
Cash & Cash Equivalents	0.4%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2020.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Moderate Allocation Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Government Securities Fund	9.6%
MFS Value Fund	8.2%
MFS Research Fund	8.1%
MFS Growth Fund	8.0%
MFS Total Return Bond Fund	7.7%
MFS Mid Cap Value Fund	7.4%
MFS Mid Cap Growth Fund	7.2%
MFS Inflation-Adjusted Bond Fund	6.7%
MFS Research International Fund	6.1%
MFS High Income Fund	4.9%
MFS Global Bond Fund	4.9%
MFS International Growth Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	2.9%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	1.6%
MFS New Discovery Fund	1.6%
MFS International New Discovery Fund	1.0%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2020.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Growth Allocation Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Value Fund	11.2%
MFS Growth Fund	10.9%
MFS Mid Cap Value Fund	9.4%
MFS Mid Cap Growth Fund	9.1%
MFS Research Fund	8.0%
MFS Research International Fund	7.0%
MFS International Growth Fund	5.0%
MFS International Intrinsic Value Fund	4.9%
MFS High Income Fund	4.8%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	3.9%
MFS Emerging Markets Debt Fund	2.9%
MFS Total Return Bond Fund	2.9%
MFS New Discovery Value Fund	2.1%
MFS New Discovery Fund	2.1%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Bond Fund	1.9%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.2%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2020.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Aggressive Growth Allocation Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Value Fund	13.1%
MFS Growth Fund	12.8%
MFS Mid Cap Value Fund	10.2%
MFS Mid Cap Growth Fund	10.0%
MFS Research Fund	9.0%
MFS Research International Fund	8.0%
MFS International Growth Fund	7.9%
MFS International Intrinsic Value Fund	7.9%
MFS Global Real Estate Fund	4.9%
MFS Commodity Strategy Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS New Discovery Value Fund	2.6%
MFS New Discovery Fund	2.6%
MFS Emerging Markets Equity Fund	2.0%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2020.
The portfolio is actively managed and current holdings may be different.

Expense Tables
Fund expenses borne by the shareholders during the period,
June 1, 2020 through November 30, 2020
As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2020 through November 30, 2020.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables - continued
MFS CONSERVATIVE ALLOCATION FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/20	Ending Account Value 11/30/20	Expenses Paid During Period (p) 6/01/20-11/30/20
A	Actual	0.32%	$1,000.00	$1,102.80	$1.69
	Hypothetical (h)	0.32%	$1,000.00	$1,023.46	$1.62
B	Actual	1.07%	$1,000.00	$1,098.21	$5.63
	Hypothetical (h)	1.07%	$1,000.00	$1019.70	$5.42
C	Actual	1.07%	$1,000.00	$1,098.46	$5.63
	Hypothetical (h)	1.07%	$1,000.00	$1019.70	$5.42
I	Actual	0.07%	$1,000.00	$1,103.65	$0.37
	Hypothetical (h)	0.07%	$1,000.00	$1,024.72	$0.36
R1	Actual	1.07%	$1,000.00	$1098.18	$5.63
	Hypothetical (h)	1.07%	$1,000.00	$1019.70	$5.42
R2	Actual	0.57%	$1,000.00	$1,101.35	$3.00
	Hypothetical (h)	0.57%	$1,000.00	$1,022.21	$2.89
R3	Actual	0.32%	$1,000.00	$1,102.38	$1.69
	Hypothetical (h)	0.32%	$1,000.00	$1,023.46	$1.62
R4	Actual	0.07%	$1,000.00	$1,104.00	$0.37
	Hypothetical (h)	0.07%	$1,000.00	$1,024.72	$0.36
529A	Actual	0.36%	$1,000.00	$1,101.85	$1.90
	Hypothetical (h)	0.36%	$1,000.00	$1,023.26	$1.83
529B	Actual	0.36%	$1,000.00	$1,102.13	$1.90
	Hypothetical (h)	0.36%	$1,000.00	$1,023.26	$1.83
529C	Actual	1.12%	$1,000.00	$1,098.76	$5.89
	Hypothetical (h)	1.12%	$1,000.00	$1,019.45	$5.67
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
Notes to Expense Table
For the MFS Conservative Allocation Fund, for the period from June 1, 2020 through November 30, 2020, the distribution fee for Class 529B was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.11%, $5.85, and $5.62 for Class 529B. See Note 3 in the Notes to Financial Statements for additional information.
For the MFS Conservative Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A, Class 529B, and Class 529C shares, this rebate reduced the expense ratios above by 0.01% . See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables - continued
MFS MODERATE ALLOCATION FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/20	Ending Account Value 11/30/20	Expenses Paid During Period (p) 6/01/20-11/30/20
A	Actual	0.34%	$1,000.00	$1,134.19	$1.82
	Hypothetical (h)	0.34%	$1,000.00	$1,023.36	$1.72
B	Actual	1.09%	$1,000.00	$1,129.77	$5.82
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
C	Actual	1.09%	$1,000.00	$1,129.84	$5.82
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
I	Actual	0.09%	$1,000.00	$1,135.72	$0.48
	Hypothetical (h)	0.09%	$1,000.00	$1,024.62	$0.46
R1	Actual	1.09%	$1,000.00	$1,130.33	$5.82
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
R2	Actual	0.59%	$1,000.00	$1,133.18	$3.16
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99
R3	Actual	0.34%	$1,000.00	$1,134.77	$1.82
	Hypothetical (h)	0.34%	$1,000.00	$1,023.36	$1.72
R4	Actual	0.09%	$1,000.00	$1,135.68	$0.48
	Hypothetical (h)	0.09%	$1,000.00	$1,024.62	$0.46
529A	Actual	0.38%	$1,000.00	$1,133.57	$2.03
	Hypothetical (h)	0.38%	$1,000.00	$1,023.16	$1.93
529B	Actual	0.37%	$1,000.00	$1,134.10	$1.98
	Hypothetical (h)	0.37%	$1,000.00	$1,023.21	$1.88
529C	Actual	1.13%	$1,000.00	$1,129.60	$6.03
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
Notes to Expense Table
For the MFS Moderate Allocation Fund, for the period from June 1, 2020 through November 30, 2020, the distribution fee for Class 529B was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.13%, $6.05, and $5.72 for Class 529B. See Note 3 in the Notes to Financial Statements for additional information.
For the MFS Moderate Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A Class 529B, and Class 529C shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables - continued
MFS GROWTH ALLOCATION FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/20	Ending Account Value 11/30/20	Expenses Paid During Period (p) 6/01/20-11/30/20
A	Actual	0.35%	$1,000.00	$1,168.21	$1.90
	Hypothetical (h)	0.35%	$1,000.00	$1,023.31	$1.78
B	Actual	1.10%	$1,000.00	$1,164.30	$5.97
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
C	Actual	1.10%	$1,000.00	$1,164.02	$5.97
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
I	Actual	0.10%	$1,000.00	$1,169.88	$0.54
	Hypothetical (h)	0.10%	$1,000.00	$1,024.57	$0.51
R1	Actual	1.10%	$1,000.00	$1,163.54	$5.97
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
R2	Actual	0.60%	$1,000.00	$1,167.00	$3.26
	Hypothetical (h)	0.60%	$1,000.00	$1,022.06	$3.04
R3	Actual	0.35%	$1,000.00	$1,168.39	$1.90
	Hypothetical (h)	0.35%	$1,000.00	$1,023.31	$1.78
R4	Actual	0.10%	$1,000.00	$1,169.83	$0.54
	Hypothetical (h)	0.10%	$1,000.00	$1,024.57	$0.51
529A	Actual	0.39%	$1,000.00	$1,168.30	$2.12
	Hypothetical (h)	0.39%	$1,000.00	$1,023.11	$1.98
529B	Actual	1.14%	$1,000.00	$1,163.77	$6.18
	Hypothetical (h)	1.14%	$1,000.00	$1,019.35	$5.77
529C	Actual	1.14%	$1,000.00	$1,163.98	$6.18
	Hypothetical (h)	1.14%	$1,000.00	$1,019.35	$5.77
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
Notes to Expense Table
For the MFS Growth Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A, Class 529B, and Class 529C shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables - continued
MFS AGGRESSIVE GROWTH ALLOCATION FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/20	Ending Account Value 11/30/20	Expenses Paid During Period (p) 6/01/20-11/30/20
A	Actual	0.38%	$1,000.00	$1,195.01	$2.09
	Hypothetical (h)	0.38%	$1,000.00	$1,023.16	$1.93
B	Actual	1.13%	$1,000.00	$1,190.56	$6.21
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
C	Actual	1.13%	$1,000.00	$1,190.18	$6.20
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
I	Actual	0.13%	$1,000.00	$1,196.11	$0.72
	Hypothetical (h)	0.13%	$1,000.00	$1,024.42	$0.66
R1	Actual	1.13%	$1,000.00	$1,190.56	$6.21
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
R2	Actual	0.63%	$1,000.00	$1,193.31	$3.46
	Hypothetical (h)	0.63%	$1,000.00	$1,021.91	$3.19
R3	Actual	0.38%	$1,000.00	$1,194.44	$2.09
	Hypothetical (h)	0.38%	$1,000.00	$1,023.16	$1.93
R4	Actual	0.13%	$1,000.00	$1,195.97	$0.72
	Hypothetical (h)	0.13%	$1,000.00	$1,024.42	$0.66
529A	Actual	0.42%	$1,000.00	$1,194.79	$2.31
	Hypothetical (h)	0.42%	$1,000.00	$1,022.96	$2.13
529B	Actual	1.18%	$1,000.00	$1,189.91	$6.48
	Hypothetical (h)	1.18%	$1,000.00	$1,019.15	$5.97
529C	Actual	1.17%	$1,000.00	$1,190.20	$6.42
	Hypothetical (h)	1.17%	$1,000.00	$1,019.20	$5.92
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
Notes to Expense Table
For the MFS Aggressive Growth Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A, Class 529B, and Class 529C shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Portfolio of Investments
11/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Conservative Allocation Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.9%
Bond Funds – 59.2%
MFS Emerging Markets Debt Fund - Class R6	7,268,359	$ 110,042,957
MFS Emerging Markets Debt Local Currency Fund - Class R6	10,985,126	73,600,342
MFS Global Bond Fund - Class R6	18,724,869	182,754,720
MFS Government Securities Fund - Class R6	35,032,387	363,636,176
MFS High Income Fund - Class R6	53,497,179	182,960,351
MFS Inflation-Adjusted Bond Fund - Class R6	32,337,670	365,739,052
MFS Limited Maturity Fund - Class R6	59,658,706	363,918,104
MFS Total Return Bond Fund - Class R6	47,137,780	548,212,387
		$ 2,190,864,089
International Stock Funds – 8.0%
MFS International Growth Fund - Class R6	1,819,092	$ 74,346,284
MFS International Intrinsic Value Fund - Class R6	1,408,684	74,068,590
MFS Research International Fund - Class R6	7,096,976	150,101,051
		$ 298,515,925
Specialty Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	14,500,593	$ 72,937,980
MFS Global Real Estate Fund - Class R6	4,302,145	74,427,114
		$ 147,365,094
U.S. Stock Funds – 28.4%
MFS Growth Fund - Class R6	1,364,735	$ 221,714,922
MFS Mid Cap Growth Fund - Class R6	5,196,672	149,664,148
MFS Mid Cap Value Fund - Class R6	6,025,069	153,398,254
MFS New Discovery Fund - Class R6	896,389	38,302,697
MFS New Discovery Value Fund - Class R6	2,536,510	39,696,380
MFS Research Fund - Class R6	4,294,295	223,131,589
MFS Value Fund - Class R6	5,113,028	225,893,568
		$ 1,051,801,558
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 0.1% (v)	10,401,574	$ 10,401,574
Total Investment Companies (Identified Cost, $2,719,482,650)		$3,698,948,240
Other Assets, Less Liabilities – 0.1%		3,425,612
Net Assets – 100.0%		$3,702,373,852
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Moderate Allocation Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.9%
Bond Funds – 38.7%
MFS Emerging Markets Debt Fund - Class R6	12,188,269	$ 184,530,390
MFS Emerging Markets Debt Local Currency Fund - Class R6	18,553,261	124,306,847
MFS Global Bond Fund - Class R6	31,317,527	305,659,068
MFS Government Securities Fund - Class R6	57,775,629	599,711,025
MFS High Income Fund - Class R6	89,728,611	306,871,850
MFS Inflation-Adjusted Bond Fund - Class R6	37,463,861	423,716,271
MFS Total Return Bond Fund - Class R6	41,766,505	485,744,454
		$ 2,430,539,905
International Stock Funds – 13.1%
MFS International Growth Fund - Class R6	4,624,569	$ 189,006,129
MFS International Intrinsic Value Fund - Class R6	3,586,172	188,560,905
MFS International New Discovery Fund - Class R6	1,695,556	63,973,314
MFS Research International Fund - Class R6	17,989,735	380,482,904
		$ 822,023,252
Specialty Funds – 5.9%
MFS Commodity Strategy Fund - Class R6	37,119,635	$ 186,711,763
MFS Global Real Estate Fund - Class R6	10,914,080	188,813,593
		$ 375,525,356
U.S. Stock Funds – 42.1%
MFS Growth Fund - Class R6	3,090,883	$ 502,144,789
MFS Mid Cap Growth Fund - Class R6	15,743,544	453,414,068
MFS Mid Cap Value Fund - Class R6	18,221,789	463,926,738
MFS New Discovery Fund - Class R6	2,349,137	100,378,626
MFS New Discovery Value Fund - Class R6	6,557,522	102,625,227
MFS Research Fund - Class R6	9,771,171	507,710,054
MFS Value Fund - Class R6	11,652,355	514,801,031
		$ 2,645,000,533
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.1% (v)	5,476,630	$ 5,476,630
Total Investment Companies (Identified Cost, $4,032,991,076)		$6,278,565,676
Other Assets, Less Liabilities – 0.1%		3,481,498
Net Assets – 100.0%		$6,282,047,174
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Growth Allocation Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 19.2%
MFS Emerging Markets Debt Fund - Class R6	11,030,274	$ 166,998,353
MFS Emerging Markets Debt Local Currency Fund - Class R6	16,827,488	112,744,170
MFS Global Bond Fund - Class R6	11,321,091	110,493,845
MFS High Income Fund - Class R6	81,247,506	277,866,473
MFS Inflation-Adjusted Bond Fund - Class R6	24,113,622	272,725,061
MFS Total Return Bond Fund - Class R6	14,125,443	164,278,904
		$ 1,105,106,806
International Stock Funds – 19.9%
MFS Emerging Markets Equity Fund - Class R6	1,515,556	$ 58,182,196
MFS International Growth Fund - Class R6	7,000,842	286,124,407
MFS International Intrinsic Value Fund - Class R6	5,434,358	285,738,566
MFS International New Discovery Fund - Class R6	3,078,060	116,135,199
MFS Research International Fund - Class R6	19,038,164	402,657,160
		$ 1,148,837,528
Specialty Funds – 7.9%
MFS Commodity Strategy Fund - Class R6	44,819,764	$ 225,443,414
MFS Global Real Estate Fund - Class R6	13,203,279	228,416,722
		$ 453,860,136
U.S. Stock Funds – 52.8%
MFS Growth Fund - Class R6	3,859,669	$ 627,041,805
MFS Mid Cap Growth Fund - Class R6	18,300,411	527,051,856
MFS Mid Cap Value Fund - Class R6	21,198,251	539,707,476
MFS New Discovery Fund - Class R6	2,821,272	120,552,955
MFS New Discovery Value Fund - Class R6	7,885,887	123,414,130
MFS Research Fund - Class R6	8,875,718	461,182,306
MFS Value Fund - Class R6	14,541,701	642,452,339
		$ 3,041,402,867
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 0.1% (v)	8,812,074	$ 8,812,073
Total Investment Companies (Identified Cost, $3,216,990,114)		$5,758,019,410
Other Assets, Less Liabilities – 0.0%		2,602,139
Net Assets – 100.0%		$5,760,621,549
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Aggressive Growth Allocation Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
International Stock Funds – 29.8%
MFS Emerging Markets Equity Fund - Class R6	1,149,869	$ 44,143,477
MFS International Growth Fund - Class R6	4,274,964	174,717,775
MFS International Intrinsic Value Fund - Class R6	3,322,022	174,671,916
MFS International New Discovery Fund - Class R6	2,338,708	88,239,445
MFS Research International Fund - Class R6	8,316,672	175,897,623
		$ 657,670,236
Specialty Funds – 9.8%
MFS Commodity Strategy Fund - Class R6	21,319,038	$ 107,234,762
MFS Global Real Estate Fund - Class R6	6,292,922	108,867,551
		$ 216,102,313
U.S. Stock Funds – 60.3%
MFS Growth Fund - Class R6	1,742,271	$ 283,049,268
MFS Mid Cap Growth Fund - Class R6	7,687,111	221,388,787
MFS Mid Cap Value Fund - Class R6	8,853,325	225,405,660
MFS New Discovery Fund - Class R6	1,318,557	56,341,936
MFS New Discovery Value Fund - Class R6	3,700,793	57,917,417
MFS Research Fund - Class R6	3,805,059	197,710,850
MFS Value Fund - Class R6	6,519,223	288,019,279
		$ 1,329,833,197
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.1% (v)	1,556,790	$ 1,556,790
Total Investment Companies (Identified Cost, $1,092,622,560)		$2,205,162,536
Other Assets, Less Liabilities – 0.0%		249,587
Net Assets – 100.0%		$2,205,412,123
Portfolio Footnotes:
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers were as follows:
Affiliated Issuers
MFS Conservative Allocation Fund	$3,698,948,240
MFS Moderate Allocation Fund	6,278,565,676
MFS Growth Allocation Fund	5,758,019,410
MFS Aggressive Growth Allocation Fund	2,205,162,536
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements

Financial Statements
Statements of Assets and Liabilities
At 11/30/20 (unaudited)
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Assets
Investments in affiliated issuers, at value (identified cost, $2,719,482,650, $4,032,991,076, $3,216,990,114, and $1,092,622,560, respectively)	$3,698,948,240	$6,278,565,676	$5,758,019,410	$2,205,162,536
Receivables for
Investments sold	1,746,788	1,642,115	2,409,261	83,616
Fund shares sold	13,553,893	12,885,448	9,406,419	3,111,010
Receivable from investment adviser	—	—	7,026	23,241
Other assets	—	5,585	—	—
Total assets	$3,714,248,921	$6,293,098,824	$5,769,842,116	$2,208,380,403
Liabilities
Payables for
Investments purchased	$5,157,177	$1,026,744	$1,921,390	$924,837
Fund shares reacquired	6,008,162	8,470,660	5,564,135	1,221,081
Payable to affiliates
Administrative services fee	192	192	192	192
Shareholder servicing costs	486,210	1,165,351	1,362,981	647,969
Distribution and service fees	131,152	242,153	212,050	76,516
Program manager fee	1,157	1,942	2,005	1,136
Payable for independent Trustees' compensation	3,326	6,782	6,567	2,947
Accrued expenses and other liabilities	87,693	137,826	151,247	93,602
Total liabilities	$11,875,069	$11,051,650	$9,220,567	$2,968,280
Net assets	$3,702,373,852	$6,282,047,174	$5,760,621,549	$2,205,412,123
Net assets consist of
Paid-in capital	$2,745,582,584	$3,968,740,444	$3,143,988,905	$1,065,018,719
Total distributable earnings (loss)	956,791,268	2,313,306,730	2,616,632,644	1,140,393,404
Net assets	$3,702,373,852	$6,282,047,174	$5,760,621,549	$2,205,412,123

Statements of Assets and Liabilities (unaudited) – continued
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net assets
Class A	$1,957,818,033	$3,849,275,564	$3,543,606,989	$1,117,766,875
Class B	55,450,178	135,843,826	119,550,565	41,714,941
Class C	540,234,624	844,761,450	703,285,370	263,113,597
Class I	505,856,723	415,450,865	391,647,127	226,572,175
Class R1	12,619,462	25,496,264	19,672,733	16,027,678
Class R2	54,351,824	128,633,603	134,340,212	60,967,115
Class R3	107,472,876	234,115,940	163,884,318	101,793,502
Class R4	257,345,331	294,712,714	319,777,003	170,787,107
Class 529A	166,279,399	281,440,707	297,346,413	180,568,815
Class 529B	4,047,582	7,079,725	8,852,309	2,763,776
Class 529C	40,897,820	65,236,516	58,658,510	23,336,542
Total net assets	$3,702,373,852	$6,282,047,174	$5,760,621,549	$2,205,412,123
Shares of beneficial interest outstanding
Class A	111,838,477	189,142,698	147,465,689	40,266,858
Class B	3,185,189	6,760,098	5,036,194	1,531,462
Class C	31,388,222	42,391,171	30,024,832	9,776,435
Class I	28,606,302	20,105,050	16,113,768	8,006,336
Class R1	749,198	1,310,224	858,545	605,140
Class R2	3,202,869	6,474,851	5,738,459	2,250,091
Class R3	6,194,877	11,603,705	6,884,708	3,698,389
Class R4	14,687,721	14,494,782	13,300,460	6,123,079
Class 529A	9,554,292	13,909,218	12,489,050	6,556,569
Class 529B	236,291	356,145	377,472	102,808
Class 529C	2,402,049	3,312,664	2,542,993	881,688
Total shares of beneficial interest outstanding	212,045,487	309,860,606	240,832,170	79,798,855
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$17.51	$20.35	$24.03	$27.76
Offering price per share (100 / 94.25 x net asset value per share)	$18.58	$21.59	$25.50	$29.45
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$17.41	$20.09	$23.74	$27.24
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$17.21	$19.93	$23.42	$26.91
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.68	$20.66	$24.31	$28.30
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.84	$19.46	$22.91	$26.49
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.97	$19.87	$23.41	$27.10
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.35	$20.18	$23.80	$27.52

Statements of Assets and Liabilities (unaudited) – continued
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.52	$20.33	$24.04	$27.89
Class 529A shares
Net asset value and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.40	$20.23	$23.81	$27.54
Offering price per share (100 / 94.25 x net asset value per share)	$18.46	$21.46	$25.26	$29.22
Class 529B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$17.13	$19.88	$23.45	$26.88
Class 529C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$17.03	$19.69	$23.07	$26.47
On sales of $50,000 or more, the maximum offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.
See Notes to Financial Statements

Financial Statements
Statements of Operations
Six months ended 11/30/20 (unaudited)
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net investment income (loss)
Dividends from affiliated issuers	$27,306,660	$35,063,627	$23,130,297	$3,055,606
Other	394	708	649	259
Total investment income	$27,307,054	$35,064,335	$23,130,946	$3,055,865
Expenses
Distribution and service fees	$5,822,823	$10,768,042	$9,456,394	$3,406,086
Shareholder servicing costs	924,387	2,112,986	2,462,342	1,281,801
Program manager fees	51,140	84,610	86,403	48,342
Administrative services fee	8,775	8,775	8,775	8,775
Independent Trustees' compensation	19,641	40,992	40,492	18,597
Custodian fee	31,392	49,856	40,882	17,336
Shareholder communications	67,618	139,235	157,236	62,265
Audit and tax fees	18,867	19,208	19,134	18,726
Legal fees	12,536	22,748	20,483	7,776
Miscellaneous	152,871	175,375	158,112	109,568
Total expenses	$7,110,050	$13,421,827	$12,450,253	$4,979,272
Reduction of expenses by investment adviser and distributor	(17,091)	(34,928)	(243,432)	(212,157)
Net expenses	$7,092,959	$13,386,899	$12,206,821	$4,767,115
Net investment income (loss)	$20,214,095	$21,677,436	$10,924,125	$(1,711,250)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$13,522,020	$70,710,727	$63,831,605	$28,569,813
Capital gain distributions from affiliated issuers	805,031	2,016,327	2,473,425	1,135,059
Net realized gain (loss)	$14,327,051	$72,727,054	$66,305,030	$29,704,872
Change in unrealized appreciation or depreciation
Affiliated issuers	$288,186,075	$639,683,434	$750,695,660	$331,260,303
Net realized and unrealized gain (loss)	$302,513,126	$712,410,488	$817,000,690	$360,965,175
Change in net assets from operations	$322,727,221	$734,087,924	$827,924,815	$359,253,925
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Six months ended 11/30/20 (unaudited)	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets
From operations
Net investment income (loss)	$20,214,095	$21,677,436	$10,924,125	$(1,711,250)
Net realized gain (loss)	14,327,051	72,727,054	66,305,030	29,704,872
Net unrealized gain (loss)	288,186,075	639,683,434	750,695,660	331,260,303
Change in net assets from operations	$322,727,221	$734,087,924	$827,924,815	$359,253,925
Total distributions to shareholders	$(18,973,634)	$(21,014,921)	$—	$—
Change in net assets from fund share transactions	$378,132,454	$118,868,082	$(9,331,855)	$(10,480,446)
Total change in net assets	$681,886,041	$831,941,085	$818,592,960	$348,773,479
Net assets
At beginning of period	3,020,487,811	5,450,106,089	4,942,028,589	1,856,638,644
At end of period	$3,702,373,852	$6,282,047,174	$5,760,621,549	$2,205,412,123
Year ended 5/31/20	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets
From operations
Net investment income (loss)	$57,283,379	$91,191,798	$72,268,032	$20,211,603
Net realized gain (loss)	37,152,930	129,183,444	138,867,830	50,974,973
Net unrealized gain (loss)	101,115,745	153,967,564	83,019,624	35,666,386
Change in net assets from operations	$195,552,054	$374,342,806	$294,155,486	$106,852,962
Total distributions to shareholders	$(100,086,864)	$(247,398,416)	$(238,946,554)	$(88,421,193)
Change in net assets from fund share transactions	$83,099,843	$(76,719,905)	$23,596,701	$62,233,205
Total change in net assets	$178,565,033	$50,224,485	$78,805,633	$80,664,974
Net assets
At beginning of period	2,841,922,778	5,399,881,604	4,863,222,956	1,775,973,670
At end of period	$3,020,487,811	$5,450,106,089	$4,942,028,589	$1,856,638,644
See Notes to Financial Statements

Financial Statements
Financial Highlights
MFS CONSERVATIVE ALLOCATION FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$15.98	$15.45	$15.50	$15.43	$14.69	$15.05
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.33	$0.35	$0.32	$0.26(c)	$0.21
Net realized and unrealized gain (loss)	1.53	0.75	0.31	0.43	0.85	(0.18)
Total from investment operations	$1.64	$1.08	$0.66	$0.75	$1.11	$0.03
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.34)	$(0.35)	$(0.33)	$(0.26)	$(0.23)
From net realized gain	—	(0.21)	(0.36)	(0.35)	(0.11)	(0.16)
Total distributions declared to shareholders	$(0.11)	$(0.55)	$(0.71)	$(0.68)	$(0.37)	$(0.39)
Net asset value, end of period (x)	$17.51	$15.98	$15.45	$15.50	$15.43	$14.69
Total return (%) (r)(s)(t)(x)	10.28(n)	7.07	4.60	4.91	7.71(c)	0.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32(a)	0.33	0.33	0.32	0.33(c)	0.33
Expenses after expense reductions (f)(h)	0.32(a)	0.33	0.33	0.32	0.33(c)	0.33
Net investment income (loss) (l)	1.30(a)	2.05	2.30	2.05	1.72(c)	1.45
Portfolio turnover	3(n)	12	4	6	3	5
Net assets at end of period (000 omitted)	$1,957,818	$1,417,121	$1,294,553	$1,321,127	$1,330,751	$1,435,774
See Notes to Financial Statements

Financial Highlights − continued
MFS CONSERVATIVE ALLOCATION FUND − continued
	Six months ended	Year ended
Class B	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$15.89	$15.35	$15.40	$15.33	$14.60	$14.95
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.21	$0.24	$0.20	$0.14(c)	$0.10
Net realized and unrealized gain (loss)	1.51	0.76	0.30	0.43	0.85	(0.17)
Total from investment operations	$1.56	$0.97	$0.54	$0.63	$0.99	$(0.07)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.22)	$(0.23)	$(0.21)	$(0.15)	$(0.12)
From net realized gain	—	(0.21)	(0.36)	(0.35)	(0.11)	(0.16)
Total distributions declared to shareholders	$(0.04)	$(0.43)	$(0.59)	$(0.56)	$(0.26)	$(0.28)
Net asset value, end of period (x)	$17.41	$15.89	$15.35	$15.40	$15.33	$14.60
Total return (%) (r)(s)(t)(x)	9.82(n)	6.31	3.81	4.13	6.87(c)	(0.43)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07(a)	1.08	1.08	1.07	1.08(c)	1.08
Expenses after expense reductions (f)(h)	1.07(a)	1.08	1.08	1.07	1.08(c)	1.08
Net investment income (loss) (l)	0.55(a)	1.32	1.56	1.31	0.97(c)	0.71
Portfolio turnover	3(n)	12	4	6	3	5
Net assets at end of period (000 omitted)	$55,450	$63,965	$93,839	$116,669	$137,431	$150,726
	Six months ended	Year ended
Class C	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$15.71	$15.20	$15.25	$15.20	$14.47	$14.83
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.20	$0.23	$0.20	$0.14(c)	$0.10
Net realized and unrealized gain (loss)	1.49	0.75	0.32	0.41	0.85	(0.18)
Total from investment operations	$1.54	$0.95	$0.55	$0.61	$0.99	$(0.08)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.23)	$(0.24)	$(0.21)	$(0.15)	$(0.12)
From net realized gain	—	(0.21)	(0.36)	(0.35)	(0.11)	(0.16)
Total distributions declared to shareholders	$(0.04)	$(0.44)	$(0.60)	$(0.56)	$(0.26)	$(0.28)
Net asset value, end of period (x)	$17.21	$15.71	$15.20	$15.25	$15.20	$14.47
Total return (%) (r)(s)(t)(x)	9.85(n)	6.24	3.88	4.05	6.94(c)	(0.48)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07(a)	1.08	1.08	1.07	1.08(c)	1.08
Expenses after expense reductions (f)(h)	1.07(a)	1.08	1.08	1.07	1.08(c)	1.08
Net investment income (loss) (l)	0.55(a)	1.30	1.55	1.31	0.97(c)	0.71
Portfolio turnover	3(n)	12	4	6	3	5
Net assets at end of period (000 omitted)	$540,235	$542,274	$535,354	$571,300	$670,914	$727,084
See Notes to Financial Statements

Financial Highlights − continued
MFS CONSERVATIVE ALLOCATION FUND − continued
	Six months ended	Year ended
Class I	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$16.14	$15.60	$15.64	$15.57	$14.82	$15.17
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.37	$0.40	$0.36	$0.29(c)	$0.24
Net realized and unrealized gain (loss)	1.53	0.76	0.31	0.43	0.87	(0.17)
Total from investment operations	$1.66	$1.13	$0.71	$0.79	$1.16	$0.07
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.38)	$(0.39)	$(0.37)	$(0.30)	$(0.26)
From net realized gain	—	(0.21)	(0.36)	(0.35)	(0.11)	(0.16)
Total distributions declared to shareholders	$(0.12)	$(0.59)	$(0.75)	$(0.72)	$(0.41)	$(0.42)
Net asset value, end of period (x)	$17.68	$16.14	$15.60	$15.64	$15.57	$14.82
Total return (%) (r)(s)(t)(x)	10.37(n)	7.34	4.89	5.13	7.99(c)	0.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.07(a)	0.08	0.08	0.07	0.08(c)	0.08
Expenses after expense reductions (f)(h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	1.55(a)	2.30	2.58	2.32	1.92(c)	1.66
Portfolio turnover	3(n)	12	4	6	3	5
Net assets at end of period (000 omitted)	$505,857	$400,869	$367,586	$358,866	$271,960	$203,031
	Six months ended	Year ended
Class R1	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$15.38	$14.89	$14.96	$14.92	$14.21	$14.56
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.20	$0.23	$0.20	$0.14(c)	$0.10
Net realized and unrealized gain (loss)	1.47	0.73	0.30	0.41	0.83	(0.17)
Total from investment operations	$1.51	$0.93	$0.53	$0.61	$0.97	$(0.07)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.23)	$(0.24)	$(0.22)	$(0.15)	$(0.12)
From net realized gain	—	(0.21)	(0.36)	(0.35)	(0.11)	(0.16)
Total distributions declared to shareholders	$(0.05)	$(0.44)	$(0.60)	$(0.57)	$(0.26)	$(0.28)
Net asset value, end of period (x)	$16.84	$15.38	$14.89	$14.96	$14.92	$14.21
Total return (%) (r)(s)(t)(x)	9.82(n)	6.27	3.83	4.08	6.93(c)	(0.42)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07(a)	1.08	1.08	1.07	1.08(c)	1.08
Expenses after expense reductions (f)(h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	0.55(a)	1.31	1.53	1.31	0.97(c)	0.71
Portfolio turnover	3(n)	12	4	6	3	5
Net assets at end of period (000 omitted)	$12,619	$11,468	$11,465	$12,794	$14,641	$18,875
See Notes to Financial Statements

Financial Highlights − continued
MFS CONSERVATIVE ALLOCATION FUND − continued
	Six months ended	Year ended
Class R2	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$15.49	$14.99	$15.06	$15.02	$14.31	$14.66
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.28	$0.31	$0.28	$0.22(c)	$0.17
Net realized and unrealized gain (loss)	1.47	0.74	0.30	0.40	0.82	(0.17)
Total from investment operations	$1.56	$1.02	$0.61	$0.68	$1.04	$0.00(w)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.31)	$(0.32)	$(0.29)	$(0.22)	$(0.19)
From net realized gain	—	(0.21)	(0.36)	(0.35)	(0.11)	(0.16)
Total distributions declared to shareholders	$(0.08)	$(0.52)	$(0.68)	$(0.64)	$(0.33)	$(0.35)
Net asset value, end of period (x)	$16.97	$15.49	$14.99	$15.06	$15.02	$14.31
Total return (%) (r)(s)(t)(x)	10.14(n)	6.81	4.34	4.58	7.44(c)	0.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57(a)	0.58	0.58	0.57	0.58(c)	0.58
Expenses after expense reductions (f)(h)	N/A	0.58	0.58	0.57	0.58(c)	0.58
Net investment income (loss) (l)	1.05(a)	1.81	2.06	1.81	1.48(c)	1.23
Portfolio turnover	3(n)	12	4	6	3	5
Net assets at end of period (000 omitted)	$54,352	$56,260	$64,220	$72,083	$85,187	$97,053
	Six months ended	Year ended
Class R3	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$15.84	$15.31	$15.37	$15.31	$14.58	$14.93
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.32	$0.35	$0.32	$0.25(c)	$0.21
Net realized and unrealized gain (loss)	1.50	0.76	0.30	0.42	0.85	(0.17)
Total from investment operations	$1.61	$1.08	$0.65	$0.74	$1.10	$0.04
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.34)	$(0.35)	$(0.33)	$(0.26)	$(0.23)
From net realized gain	—	(0.21)	(0.36)	(0.35)	(0.11)	(0.16)
Total distributions declared to shareholders	$(0.10)	$(0.55)	$(0.71)	$(0.68)	$(0.37)	$(0.39)
Net asset value, end of period (x)	$17.35	$15.84	$15.31	$15.37	$15.31	$14.58
Total return (%) (r)(s)(t)(x)	10.24(n)	7.14	4.57	4.88	7.70(c)	0.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32(a)	0.33	0.33	0.32	0.33(c)	0.33
Expenses after expense reductions (f)(h)	N/A	N/A	N/A	N/A	0.33(c)	0.33
Net investment income (loss) (l)	1.30(a)	2.06	2.33	2.05	1.71(c)	1.46
Portfolio turnover	3(n)	12	4	6	3	5
Net assets at end of period (000 omitted)	$107,473	$95,119	$101,884	$112,696	$146,688	$172,074
See Notes to Financial Statements

Financial Highlights − continued
MFS CONSERVATIVE ALLOCATION FUND − continued
	Six months ended	Year ended
Class R4	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$15.99	$15.46	$15.51	$15.44	$14.70	$15.06
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.36	$0.41	$0.37	$0.29(c)	$0.25
Net realized and unrealized gain (loss)	1.52	0.76	0.29	0.42	0.86	(0.19)
Total from investment operations	$1.65	$1.12	$0.70	$0.79	$1.15	$0.06
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.38)	$(0.39)	$(0.37)	$(0.30)	$(0.26)
From net realized gain	—	(0.21)	(0.36)	(0.35)	(0.11)	(0.16)
Total distributions declared to shareholders	$(0.12)	$(0.59)	$(0.75)	$(0.72)	$(0.41)	$(0.42)
Net asset value, end of period (x)	$17.52	$15.99	$15.46	$15.51	$15.44	$14.70
Total return (%) (r)(s)(t)(x)	10.40(n)	7.34	4.86	5.17	7.98(c)	0.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.07(a)	0.08	0.08	0.07	0.08(c)	0.08
Expenses after expense reductions (f)(h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	1.55(a)	2.29	2.65	2.36	1.95(c)	1.73
Portfolio turnover	3(n)	12	4	6	3	5
Net assets at end of period (000 omitted)	$257,345	$234,301	$179,833	$196,658	$135,695	$109,923
	Six months ended	Year ended
Class 529A	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$15.89	$15.36	$15.41	$15.35	$14.62	$14.97
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.32	$0.34	$0.31	$0.25(c)	$0.20
Net realized and unrealized gain (loss)	1.50	0.76	0.32	0.43	0.84	(0.17)
Total from investment operations	$1.61	$1.08	$0.66	$0.74	$1.09	$0.03
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.34)	$(0.35)	$(0.33)	$(0.25)	$(0.22)
From net realized gain	—	(0.21)	(0.36)	(0.35)	(0.11)	(0.16)
Total distributions declared to shareholders	$(0.10)	$(0.55)	$(0.71)	$(0.68)	$(0.36)	$(0.38)
Net asset value, end of period (x)	$17.40	$15.89	$15.36	$15.41	$15.35	$14.62
Total return (%) (r)(s)(t)(x)	10.19(n)	7.08	4.60	4.83	7.65(c)	0.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.37(a)	0.38	0.38	0.40	0.43(c)	0.43
Expenses after expense reductions (f)(h)	0.36(a)	0.36	0.37	0.36	0.37(c)	0.37
Net investment income (loss) (l)	1.26(a)	2.02	2.26	2.03	1.66(c)	1.41
Portfolio turnover	3(n)	12	4	6	3	5
Net assets at end of period (000 omitted)	$166,279	$153,384	$143,581	$132,290	$109,297	$89,761
See Notes to Financial Statements

Financial Highlights − continued
MFS CONSERVATIVE ALLOCATION FUND − continued
	Six months ended	Year ended
Class 529B	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$15.64	$15.10	$15.16	$15.11	$14.39	$14.74
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.22	$0.22	$0.19	$0.13(c)	$0.10
Net realized and unrealized gain (loss)	1.49	0.75	0.31	0.42	0.84	(0.18)
Total from investment operations	$1.59	$0.97	$0.53	$0.61	$0.97	$(0.08)
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.22)	$(0.23)	$(0.21)	$(0.14)	$(0.11)
From net realized gain	—	(0.21)	(0.36)	(0.35)	(0.11)	(0.16)
Total distributions declared to shareholders	$(0.10)	$(0.43)	$(0.59)	$(0.56)	$(0.25)	$(0.27)
Net asset value, end of period (x)	$17.13	$15.64	$15.10	$15.16	$15.11	$14.39
Total return (%) (r)(s)(t)(x)	10.21(n)	6.46	3.79	4.04	6.87(c)	(0.48)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.37(a)	0.97	1.13	1.15	1.18(c)	1.18
Expenses after expense reductions (f)(h)	0.36(a)	0.97	1.12	1.11	1.12(c)	1.13
Net investment income (loss) (l)	1.26(a)	1.43	1.49	1.27	0.90(c)	0.68
Portfolio turnover	3(n)	12	4	6	3	5
Net assets at end of period (000 omitted)	$4,048	$4,301	$6,256	$7,414	$6,852	$6,349
	Six months ended	Year ended
Class 529C	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$15.54	$15.04	$15.10	$15.06	$14.35	$14.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.20	$0.23	$0.19	$0.13(c)	$0.09
Net realized and unrealized gain (loss)	1.49	0.73	0.30	0.41	0.84	(0.17)
Total from investment operations	$1.53	$0.93	$0.53	$0.60	$0.97	$(0.08)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.22)	$(0.23)	$(0.21)	$(0.15)	$(0.11)
From net realized gain	—	(0.21)	(0.36)	(0.35)	(0.11)	(0.16)
Total distributions declared to shareholders	$(0.04)	$(0.43)	$(0.59)	$(0.56)	$(0.26)	$(0.27)
Net asset value, end of period (x)	$17.03	$15.54	$15.04	$15.10	$15.06	$14.35
Total return (%) (r)(s)(t)(x)	9.88(n)	6.20	3.82	4.00	6.84(c)	(0.45)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.12(a)	1.13	1.13	1.15	1.18(c)	1.18
Expenses after expense reductions (f)(h)	1.12(a)	1.12	1.12	1.12	1.13(c)	1.13
Net investment income (loss) (l)	0.51(a)	1.27	1.51	1.27	0.90(c)	0.65
Portfolio turnover	3(n)	12	4	6	3	5
Net assets at end of period (000 omitted)	$40,898	$41,425	$43,352	$41,601	$47,113	$42,328

See Notes to Financial Statements

Financial Highlights − continued
MFS CONSERVATIVE ALLOCATION FUND − continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS MODERATE ALLOCATION FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$18.02	$17.56	$17.88	$17.37	$16.19	$17.17
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.33	$0.37	$0.34	$0.26(c)	$0.20
Net realized and unrealized gain (loss)	2.33	0.97	0.30	0.96	1.37	(0.28)
Total from investment operations	$2.41	$1.30	$0.67	$1.30	$1.63	$(0.08)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.34)	$(0.37)	$(0.38)	$(0.24)	$(0.24)
From net realized gain	—	(0.50)	(0.62)	(0.41)	(0.21)	(0.66)
Total distributions declared to shareholders	$(0.08)	$(0.84)	$(0.99)	$(0.79)	$(0.45)	$(0.90)
Net asset value, end of period (x)	$20.35	$18.02	$17.56	$17.88	$17.37	$16.19
Total return (%) (r)(s)(t)(x)	13.42(n)	7.35	4.25	7.56	10.30(c)	(0.31)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.34(a)	0.34	0.34	0.33	0.34(c)	0.34
Expenses after expense reductions (f)(h)	0.34(a)	0.34	0.34	0.33	0.34(c)	0.33
Net investment income (loss) (l)	0.85(a)	1.79	2.09	1.93	1.55(c)	1.23
Portfolio turnover	4(n)	8	2	2	1	2
Net assets at end of period (000 omitted)	$3,849,276	$3,173,202	$3,038,919	$3,071,863	$3,077,471	$3,338,645
See Notes to Financial Statements

Financial Highlights − continued
MFS MODERATE ALLOCATION FUND − continued
	Six months ended	Year ended
Class B	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$17.79	$17.33	$17.65	$17.16	$16.01	$17.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.19	$0.24	$0.21	$0.13(c)	$0.08
Net realized and unrealized gain (loss)	2.30	0.97	0.30	0.94	1.35	(0.29)
Total from investment operations	$2.31	$1.16	$0.54	$1.15	$1.48	$(0.21)
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.20)	$(0.24)	$(0.25)	$(0.12)	$(0.12)
From net realized gain	—	(0.50)	(0.62)	(0.41)	(0.21)	(0.66)
Total distributions declared to shareholders	$(0.01)	$(0.70)	$(0.86)	$(0.66)	$(0.33)	$(0.78)
Net asset value, end of period (x)	$20.09	$17.79	$17.33	$17.65	$17.16	$16.01
Total return (%) (r)(s)(t)(x)	12.98(n)	6.57	3.49	6.75	9.43(c)	(1.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09(a)	1.09	1.09	1.08	1.09(c)	1.09
Expenses after expense reductions (f)(h)	1.09(a)	1.09	1.09	1.08	1.09(c)	1.09
Net investment income (loss) (l)	0.10(a)	1.05	1.36	1.19	0.80(c)	0.50
Portfolio turnover	4(n)	8	2	2	1	2
Net assets at end of period (000 omitted)	$135,844	$149,969	$210,011	$256,958	$293,064	$320,406
	Six months ended	Year ended
Class C	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$17.65	$17.21	$17.53	$17.05	$15.91	$16.90
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.18	$0.23	$0.21	$0.13(c)	$0.08
Net realized and unrealized gain (loss)	2.28	0.97	0.31	0.93	1.34	(0.29)
Total from investment operations	$2.29	$1.15	$0.54	$1.14	$1.47	$(0.21)
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.21)	$(0.24)	$(0.25)	$(0.12)	$(0.12)
From net realized gain	—	(0.50)	(0.62)	(0.41)	(0.21)	(0.66)
Total distributions declared to shareholders	$(0.01)	$(0.71)	$(0.86)	$(0.66)	$(0.33)	$(0.78)
Net asset value, end of period (x)	$19.93	$17.65	$17.21	$17.53	$17.05	$15.91
Total return (%) (r)(s)(t)(x)	12.98(n)	6.55	3.53	6.74	9.43(c)	(1.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09(a)	1.09	1.09	1.08	1.09(c)	1.09
Expenses after expense reductions (f)(h)	1.09(a)	1.09	1.09	1.08	1.09(c)	1.09
Net investment income (loss) (l)	0.11(a)	1.04	1.34	1.20	0.80(c)	0.49
Portfolio turnover	4(n)	8	2	2	1	2
Net assets at end of period (000 omitted)	$844,761	$874,127	$917,199	$990,317	$1,181,728	$1,324,402
See Notes to Financial Statements

Financial Highlights − continued
MFS MODERATE ALLOCATION FUND − continued
	Six months ended	Year ended
Class I	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$18.29	$17.81	$18.12	$17.60	$16.40	$17.38
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.37	$0.42	$0.40	$0.29(c)	$0.24
Net realized and unrealized gain (loss)	2.36	1.00	0.31	0.95	1.40	(0.28)
Total from investment operations	$2.47	$1.37	$0.73	$1.35	$1.69	$(0.04)
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.39)	$(0.42)	$(0.42)	$(0.28)	$(0.28)
From net realized gain	—	(0.50)	(0.62)	(0.41)	(0.21)	(0.66)
Total distributions declared to shareholders	$(0.10)	$(0.89)	$(1.04)	$(0.83)	$(0.49)	$(0.94)
Net asset value, end of period (x)	$20.66	$18.29	$17.81	$18.12	$17.60	$16.40
Total return (%) (r)(s)(t)(x)	13.57(n)	7.62	4.51	7.78	10.56(c)	(0.06)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.09(a)	0.09	0.09	0.08	0.09(c)	0.09
Expenses after expense reductions (f)(h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	1.10(a)	2.04	2.35	2.21	1.74(c)	1.49
Portfolio turnover	4(n)	8	2	2	1	2
Net assets at end of period (000 omitted)	$415,451	$310,815	$275,276	$266,965	$206,826	$139,038
	Six months ended	Year ended
Class R1	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$17.23	$16.83	$17.17	$16.72	$15.60	$16.59
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.18	$0.23	$0.21	$0.13(c)	$0.08
Net realized and unrealized gain (loss)	2.23	0.93	0.30	0.90	1.32	(0.29)
Total from investment operations	$2.24	$1.11	$0.53	$1.11	$1.45	$(0.21)
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.21)	$(0.25)	$(0.25)	$(0.12)	$(0.12)
From net realized gain	—	(0.50)	(0.62)	(0.41)	(0.21)	(0.66)
Total distributions declared to shareholders	$(0.01)	$(0.71)	$(0.87)	$(0.66)	$(0.33)	$(0.78)
Net asset value, end of period (x)	$19.46	$17.23	$16.83	$17.17	$16.72	$15.60
Total return (%) (r)(s)(t)(x)	13.03(n)	6.49	3.53	6.71	9.50(c)	(1.10)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09(a)	1.09	1.09	1.08	1.09(c)	1.09
Expenses after expense reductions (f)(h)	N/A	1.09	1.09	N/A	N/A	N/A
Net investment income (loss) (l)	0.10(a)	1.03	1.37	1.21	0.81(c)	0.51
Portfolio turnover	4(n)	8	2	2	1	2
Net assets at end of period (000 omitted)	$25,496	$24,120	$26,171	$27,412	$31,037	$36,124
See Notes to Financial Statements

Financial Highlights − continued
MFS MODERATE ALLOCATION FUND − continued
	Six months ended	Year ended
Class R2	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$17.59	$17.16	$17.49	$17.01	$15.86	$16.85
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06	$0.27	$0.32	$0.30	$0.21(c)	$0.16
Net realized and unrealized gain (loss)	2.28	0.96	0.30	0.92	1.35	(0.29)
Total from investment operations	$2.34	$1.23	$0.62	$1.22	$1.56	$(0.13)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.30)	$(0.33)	$(0.33)	$(0.20)	$(0.20)
From net realized gain	—	(0.50)	(0.62)	(0.41)	(0.21)	(0.66)
Total distributions declared to shareholders	$(0.06)	$(0.80)	$(0.95)	$(0.74)	$(0.41)	$(0.86)
Net asset value, end of period (x)	$19.87	$17.59	$17.16	$17.49	$17.01	$15.86
Total return (%) (r)(s)(t)(x)	13.32(n)	7.06	4.02	7.27	10.04(c)	(0.63)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.59(a)	0.59	0.59	0.58	0.59(c)	0.59
Expenses after expense reductions (f)(h)	0.59(a)	0.59	0.59	0.58	0.59(c)	0.59
Net investment income (loss) (l)	0.60(a)	1.53	1.84	1.69	1.31(c)	1.00
Portfolio turnover	4(n)	8	2	2	1	2
Net assets at end of period (000 omitted)	$128,634	$124,725	$136,699	$166,412	$191,974	$220,409
	Six months ended	Year ended
Class R3	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$17.86	$17.41	$17.74	$17.24	$16.07	$17.06
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.33	$0.37	$0.35	$0.25(c)	$0.20
Net realized and unrealized gain (loss)	2.32	0.96	0.29	0.94	1.37	(0.29)
Total from investment operations	$2.40	$1.29	$0.66	$1.29	$1.62	$(0.09)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.34)	$(0.37)	$(0.38)	$(0.24)	$(0.24)
From net realized gain	—	(0.50)	(0.62)	(0.41)	(0.21)	(0.66)
Total distributions declared to shareholders	$(0.08)	$(0.84)	$(0.99)	$(0.79)	$(0.45)	$(0.90)
Net asset value, end of period (x)	$20.18	$17.86	$17.41	$17.74	$17.24	$16.07
Total return (%) (r)(s)(t)(x)	13.48(n)	7.35	4.22	7.56	10.31(c)	(0.37)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.34(a)	0.34	0.34	0.33	0.34(c)	0.34
Expenses after expense reductions (f)(h)	N/A	N/A	0.34	0.33	0.34(c)	N/A
Net investment income (loss) (l)	0.85(a)	1.83	2.09	1.95	1.53(c)	1.23
Portfolio turnover	4(n)	8	2	2	1	2
Net assets at end of period (000 omitted)	$234,116	$219,996	$270,597	$312,677	$344,821	$364,025
See Notes to Financial Statements

Financial Highlights − continued
MFS MODERATE ALLOCATION FUND − continued
	Six months ended	Year ended
Class R4	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$18.00	$17.54	$17.86	$17.36	$16.18	$17.17
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.37	$0.44	$0.39	$0.30(c)	$0.25
Net realized and unrealized gain (loss)	2.32	0.98	0.28	0.94	1.37	(0.30)
Total from investment operations	$2.43	$1.35	$0.72	$1.33	$1.67	$(0.05)
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.39)	$(0.42)	$(0.42)	$(0.28)	$(0.28)
From net realized gain	—	(0.50)	(0.62)	(0.41)	(0.21)	(0.66)
Total distributions declared to shareholders	$(0.10)	$(0.89)	$(1.04)	$(0.83)	$(0.49)	$(0.94)
Net asset value, end of period (x)	$20.33	$18.00	$17.54	$17.86	$17.36	$16.18
Total return (%) (r)(s)(t)(x)	13.57(n)	7.62	4.52	7.78	10.58(c)	(0.12)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.09(a)	0.09	0.09	0.08	0.09(c)	0.08
Expenses after expense reductions (f)(h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	1.10(a)	2.04	2.50	2.21	1.80(c)	1.51
Portfolio turnover	4(n)	8	2	2	1	2
Net assets at end of period (000 omitted)	$294,713	$252,825	$210,597	$280,436	$264,589	$249,128
	Six months ended	Year ended
Class 529A	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$17.92	$17.46	$17.79	$17.29	$16.11	$17.10
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.31	$0.36	$0.34	$0.25(c)	$0.19
Net realized and unrealized gain (loss)	2.31	0.99	0.29	0.94	1.37	(0.29)
Total from investment operations	$2.39	$1.30	$0.65	$1.28	$1.62	$(0.10)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.34)	$(0.36)	$(0.37)	$(0.23)	$(0.23)
From net realized gain	—	(0.50)	(0.62)	(0.41)	(0.21)	(0.66)
Total distributions declared to shareholders	$(0.08)	$(0.84)	$(0.98)	$(0.78)	$(0.44)	$(0.89)
Net asset value, end of period (x)	$20.23	$17.92	$17.46	$17.79	$17.29	$16.11
Total return (%) (r)(s)(t)(x)	13.36(n)	7.34	4.18	7.50	10.31(c)	(0.41)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.39(a)	0.39	0.39	0.41	0.44(c)	0.44
Expenses after expense reductions (f)(h)	0.38(a)	0.38	0.38	0.37	0.38(c)	0.38
Net investment income (loss) (l)	0.81(a)	1.74	2.05	1.89	1.50(c)	1.18
Portfolio turnover	4(n)	8	2	2	1	2
Net assets at end of period (000 omitted)	$281,441	$248,006	$233,915	$230,464	$210,075	$198,159
See Notes to Financial Statements

Financial Highlights − continued
MFS MODERATE ALLOCATION FUND − continued
	Six months ended	Year ended
Class 529B	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$17.60	$17.14	$17.47	$16.99	$15.86	$16.85
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.19	$0.23	$0.20	$0.12(c)	$0.07
Net realized and unrealized gain (loss)	2.27	0.97	0.29	0.93	1.34	(0.28)
Total from investment operations	$2.35	$1.16	$0.52	$1.13	$1.46	$(0.21)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.20)	$(0.23)	$(0.24)	$(0.12)	$(0.12)
From net realized gain	—	(0.50)	(0.62)	(0.41)	(0.21)	(0.66)
Total distributions declared to shareholders	$(0.07)	$(0.70)	$(0.85)	$(0.65)	$(0.33)	$(0.78)
Net asset value, end of period (x)	$19.88	$17.60	$17.14	$17.47	$16.99	$15.86
Total return (%) (r)(s)(t)(x)	13.41(n)	6.63	3.44	6.73	9.37(c)	(1.13)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.38(a)	1.03	1.14	1.16	1.19(c)	1.19
Expenses after expense reductions (f)(h)	0.37(a)	1.02	1.13	1.12	1.13(c)	1.13
Net investment income (loss) (l)	0.82(a)	1.09	1.33	1.15	0.76(c)	0.43
Portfolio turnover	4(n)	8	2	2	1	2
Net assets at end of period (000 omitted)	$7,080	$7,258	$8,882	$11,056	$14,214	$16,727
	Six months ended	Year ended
Class 529C	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$17.44	$17.01	$17.35	$16.89	$15.76	$16.76
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.17	$0.22	$0.20	$0.12(c)	$0.07
Net realized and unrealized gain (loss)	2.25	0.96	0.29	0.92	1.34	(0.29)
Total from investment operations	$2.26	$1.13	$0.51	$1.12	$1.46	$(0.22)
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.20)	$(0.23)	$(0.25)	$(0.12)	$(0.12)
From net realized gain	—	(0.50)	(0.62)	(0.41)	(0.21)	(0.66)
Total distributions declared to shareholders	$(0.01)	$(0.70)	$(0.85)	$(0.66)	$(0.33)	$(0.78)
Net asset value, end of period (x)	$19.69	$17.44	$17.01	$17.35	$16.89	$15.76
Total return (%) (r)(s)(t)(x)	12.96(n)	6.52	3.43	6.67	9.48(c)	(1.18)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14(a)	1.14	1.14	1.16	1.19(c)	1.19
Expenses after expense reductions (f)(h)	1.13(a)	1.14	1.13	1.13	1.13(c)	1.13
Net investment income (loss) (l)	0.06(a)	0.99	1.32	1.15	0.74(c)	0.42
Portfolio turnover	4(n)	8	2	2	1	2
Net assets at end of period (000 omitted)	$65,237	$65,063	$71,615	$75,337	$79,047	$81,302

See Notes to Financial Statements

Financial Highlights − continued
MFS MODERATE ALLOCATION FUND − continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS GROWTH ALLOCATION FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$20.57	$20.26	$20.87	$19.84	$18.02	$19.10
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06	$0.33	$0.38	$0.36	$0.25(c)	$0.18
Net realized and unrealized gain (loss)	3.40	1.03	0.21	1.66	2.09	(0.42)
Total from investment operations	$3.46	$1.36	$0.59	$2.02	$2.34	$(0.24)
Less distributions declared to shareholders
From net investment income	$—	$(0.34)	$(0.39)	$(0.40)	$(0.22)	$(0.28)
From net realized gain	—	(0.71)	(0.81)	(0.59)	(0.30)	(0.56)
Total distributions declared to shareholders	$—	$(1.05)	$(1.20)	$(0.99)	$(0.52)	$(0.84)
Net asset value, end of period (x)	$24.03	$20.57	$20.26	$20.87	$19.84	$18.02
Total return (%) (r)(s)(t)(x)	16.82(n)	6.41	3.58	10.27	13.26(c)	(1.13)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.36(a)	0.36	0.36	0.35	0.36(c)	0.36
Expenses after expense reductions (f)(h)	0.35(a)	0.35	0.35	0.35	0.35(c)	0.35
Net investment income (loss) (l)	0.51(a)	1.57	1.87	1.72	1.34(c)	1.00
Portfolio turnover	3(n)	4	3	2	1	3
Net assets at end of period (000 omitted)	$3,543,607	$2,944,439	$2,852,131	$2,852,681	$2,758,650	$2,915,599
See Notes to Financial Statements

Financial Highlights − continued
MFS GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class B	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$20.39	$20.08	$20.65	$19.64	$17.83	$18.89
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)	$0.17	$0.23	$0.20	$0.11(c)	$0.05
Net realized and unrealized gain (loss)	3.38	1.00	0.23	1.64	2.08	(0.42)
Total from investment operations	$3.35	$1.17	$0.46	$1.84	$2.19	$(0.37)
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.22)	$(0.24)	$(0.08)	$(0.13)
From net realized gain	—	(0.71)	(0.81)	(0.59)	(0.30)	(0.56)
Total distributions declared to shareholders	$—	$(0.86)	$(1.03)	$(0.83)	$(0.38)	$(0.69)
Net asset value, end of period (x)	$23.74	$20.39	$20.08	$20.65	$19.64	$17.83
Total return (%) (r)(s)(t)(x)	16.43(n)	5.56	2.85	9.42	12.43(c)	(1.85)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11(a)	1.11	1.11	1.10	1.11(c)	1.11
Expenses after expense reductions (f)(h)	1.10(a)	1.10	1.10	1.10	1.10(c)	1.10
Net investment income (loss) (l)	(0.24)(a)	0.83	1.13	0.98	0.58(c)	0.26
Portfolio turnover	3(n)	4	3	2	1	3
Net assets at end of period (000 omitted)	$119,551	$126,962	$177,893	$214,832	$237,525	$258,674
	Six months ended	Year ended
Class C	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$20.12	$19.85	$20.43	$19.44	$17.66	$18.73
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)	$0.17	$0.23	$0.20	$0.11(c)	$0.04
Net realized and unrealized gain (loss)	3.33	0.99	0.22	1.62	2.05	(0.40)
Total from investment operations	$3.30	$1.16	$0.45	$1.82	$2.16	$(0.36)
Less distributions declared to shareholders
From net investment income	$—	$(0.18)	$(0.22)	$(0.24)	$(0.08)	$(0.15)
From net realized gain	—	(0.71)	(0.81)	(0.59)	(0.30)	(0.56)
Total distributions declared to shareholders	$—	$(0.89)	$(1.03)	$(0.83)	$(0.38)	$(0.71)
Net asset value, end of period (x)	$23.42	$20.12	$19.85	$20.43	$19.44	$17.66
Total return (%) (r)(s)(t)(x)	16.40(n)	5.56	2.84	9.43	12.44(c)	(1.85)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11(a)	1.11	1.11	1.10	1.11(c)	1.11
Expenses after expense reductions (f)(h)	1.10(a)	1.10	1.10	1.10	1.10(c)	1.10
Net investment income (loss) (l)	(0.24)(a)	0.82	1.13	1.00	0.59(c)	0.25
Portfolio turnover	3(n)	4	3	2	1	3
Net assets at end of period (000 omitted)	$703,285	$694,541	$714,230	$764,750	$934,658	$1,001,877
See Notes to Financial Statements

Financial Highlights − continued
MFS GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class I	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$20.78	$20.45	$21.06	$20.02	$18.17	$19.26
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.38	$0.44	$0.42	$0.29(c)	$0.22
Net realized and unrealized gain (loss)	3.44	1.05	0.21	1.66	2.13	(0.42)
Total from investment operations	$3.53	$1.43	$0.65	$2.08	$2.42	$(0.20)
Less distributions declared to shareholders
From net investment income	$—	$(0.39)	$(0.45)	$(0.45)	$(0.27)	$(0.33)
From net realized gain	—	(0.71)	(0.81)	(0.59)	(0.30)	(0.56)
Total distributions declared to shareholders	$—	$(1.10)	$(1.26)	$(1.04)	$(0.57)	$(0.89)
Net asset value, end of period (x)	$24.31	$20.78	$20.45	$21.06	$20.02	$18.17
Total return (%) (r)(s)(t)(x)	16.99(n)	6.69	3.84	10.50	13.61(c)	(0.93)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.11(a)	0.11	0.11	0.10	0.11(c)	0.11
Expenses after expense reductions (f)(h)	0.10(a)	0.10	0.10	N/A	0.10(c)	0.10
Net investment income (loss) (l)	0.76(a)	1.80	2.13	1.99	1.53(c)	1.24
Portfolio turnover	3(n)	4	3	2	1	3
Net assets at end of period (000 omitted)	$391,647	$294,213	$237,232	$195,227	$151,865	$101,044
	Six months ended	Year ended
Class R1	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$19.69	$19.42	$20.02	$19.07	$17.32	$18.38
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)	$0.16	$0.23	$0.19	$0.11(c)	$0.04
Net realized and unrealized gain (loss)	3.25	0.98	0.21	1.59	2.02	(0.41)
Total from investment operations	$3.22	$1.14	$0.44	$1.78	$2.13	$(0.37)
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$(0.23)	$(0.24)	$(0.08)	$(0.13)
From net realized gain	—	(0.71)	(0.81)	(0.59)	(0.30)	(0.56)
Total distributions declared to shareholders	$—	$(0.87)	$(1.04)	$(0.83)	$(0.38)	$(0.69)
Net asset value, end of period (x)	$22.91	$19.69	$19.42	$20.02	$19.07	$17.32
Total return (%) (r)(s)(t)(x)	16.35(n)	5.59	2.85	9.40	12.48(c)	(1.91)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11(a)	1.11	1.11	1.10	1.11(c)	1.11
Expenses after expense reductions (f)(h)	1.10(a)	1.10	1.10	N/A	1.10(c)	1.10
Net investment income (loss) (l)	(0.24)(a)	0.82	1.18	0.96	0.60(c)	0.25
Portfolio turnover	3(n)	4	3	2	1	3
Net assets at end of period (000 omitted)	$19,673	$19,543	$23,326	$30,764	$33,854	$38,652
See Notes to Financial Statements

Financial Highlights − continued
MFS GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class R2	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$20.06	$19.78	$20.39	$19.41	$17.63	$18.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.27	$0.33	$0.30	$0.20(c)	$0.13
Net realized and unrealized gain (loss)	3.32	1.00	0.21	1.61	2.06	(0.41)
Total from investment operations	$3.35	$1.27	$0.54	$1.91	$2.26	$(0.28)
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.34)	$(0.34)	$(0.18)	$(0.23)
From net realized gain	—	(0.71)	(0.81)	(0.59)	(0.30)	(0.56)
Total distributions declared to shareholders	$—	$(0.99)	$(1.15)	$(0.93)	$(0.48)	$(0.79)
Net asset value, end of period (x)	$23.41	$20.06	$19.78	$20.39	$19.41	$17.63
Total return (%) (r)(s)(t)(x)	16.70(n)	6.12	3.34	9.94	13.03(c)	(1.40)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.61(a)	0.61	0.61	0.60	0.61(c)	0.61
Expenses after expense reductions (f)(h)	0.60(a)	0.60	0.60	0.60	0.60(c)	0.60
Net investment income (loss) (l)	0.26(a)	1.30	1.64	1.46	1.10(c)	0.76
Portfolio turnover	3(n)	4	3	2	1	3
Net assets at end of period (000 omitted)	$134,340	$123,459	$138,541	$160,632	$182,744	$196,320
	Six months ended	Year ended
Class R3	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$20.37	$20.08	$20.69	$19.68	$17.87	$18.95
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06	$0.33	$0.39	$0.36	$0.25(c)	$0.18
Net realized and unrealized gain (loss)	3.37	1.01	0.20	1.64	2.08	(0.42)
Total from investment operations	$3.43	$1.34	$0.59	$2.00	$2.33	$(0.24)
Less distributions declared to shareholders
From net investment income	$—	$(0.34)	$(0.39)	$(0.40)	$(0.22)	$(0.28)
From net realized gain	—	(0.71)	(0.81)	(0.59)	(0.30)	(0.56)
Total distributions declared to shareholders	$—	$(1.05)	$(1.20)	$(0.99)	$(0.52)	$(0.84)
Net asset value, end of period (x)	$23.80	$20.37	$20.08	$20.69	$19.68	$17.87
Total return (%) (r)(s)(t)(x)	16.84(n)	6.35	3.59	10.25	13.32(c)	(1.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.36(a)	0.36	0.36	0.35	0.36(c)	0.36
Expenses after expense reductions (f)(h)	0.35(a)	0.35	0.35	0.35	0.35(c)	0.35
Net investment income (loss) (l)	0.51(a)	1.59	1.90	1.75	1.34(c)	1.02
Portfolio turnover	3(n)	4	3	2	1	3
Net assets at end of period (000 omitted)	$163,884	$147,888	$170,299	$202,407	$235,279	$242,669
See Notes to Financial Statements

Financial Highlights − continued
MFS GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class R4	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$20.55	$20.24	$20.86	$19.84	$18.01	$19.09
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.38	$0.44	$0.39	$0.29(c)	$0.23
Net realized and unrealized gain (loss)	3.40	1.03	0.20	1.67	2.11	(0.42)
Total from investment operations	$3.49	$1.41	$0.64	$2.06	$2.40	$(0.19)
Less distributions declared to shareholders
From net investment income	$—	$(0.39)	$(0.45)	$(0.45)	$(0.27)	$(0.33)
From net realized gain	—	(0.71)	(0.81)	(0.59)	(0.30)	(0.56)
Total distributions declared to shareholders	$—	$(1.10)	$(1.26)	$(1.04)	$(0.57)	$(0.89)
Net asset value, end of period (x)	$24.04	$20.55	$20.24	$20.86	$19.84	$18.01
Total return (%) (r)(s)(t)(x)	16.98(n)	6.66	3.83	10.50	13.62(c)	(0.88)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.11(a)	0.11	0.11	0.10	0.11(c)	0.10
Expenses after expense reductions (f)(h)	0.10(a)	0.10	0.10	N/A	0.10(c)	0.10
Net investment income (loss) (l)	0.76(a)	1.81	2.16	1.90	1.55(c)	1.27
Portfolio turnover	3(n)	4	3	2	1	3
Net assets at end of period (000 omitted)	$319,777	$264,076	$232,530	$230,032	$243,760	$210,248
	Six months ended	Year ended
Class 529A	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$20.38	$20.09	$20.70	$19.70	$17.89	$18.97
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.32	$0.37	$0.34	$0.24(c)	$0.17
Net realized and unrealized gain (loss)	3.38	1.01	0.22	1.65	2.09	(0.42)
Total from investment operations	$3.43	$1.33	$0.59	$1.99	$2.33	$(0.25)
Less distributions declared to shareholders
From net investment income	$—	$(0.33)	$(0.39)	$(0.40)	$(0.22)	$(0.27)
From net realized gain	—	(0.71)	(0.81)	(0.59)	(0.30)	(0.56)
Total distributions declared to shareholders	$—	$(1.04)	$(1.20)	$(0.99)	$(0.52)	$(0.83)
Net asset value, end of period (x)	$23.81	$20.38	$20.09	$20.70	$19.70	$17.89
Total return (%) (r)(s)(t)(x)	16.83(n)	6.33	3.57	10.17	13.27(c)	(1.19)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.41(a)	0.41	0.41	0.42	0.46(c)	0.46
Expenses after expense reductions (f)(h)	0.39(a)	0.39	0.39	0.39	0.39(c)	0.39
Net investment income (loss) (l)	0.47(a)	1.53	1.83	1.68	1.28(c)	0.96
Portfolio turnover	3(n)	4	3	2	1	3
Net assets at end of period (000 omitted)	$297,346	$261,099	$244,869	$236,768	$211,825	$195,856
See Notes to Financial Statements

Financial Highlights − continued
MFS GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class 529B	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$20.15	$19.86	$20.45	$19.46	$17.67	$18.72
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)	$0.16	$0.21	$0.19	$0.10(c)	$0.04
Net realized and unrealized gain (loss)	3.33	0.99	0.23	1.63	2.05	(0.41)
Total from investment operations	$3.30	$1.15	$0.44	$1.82	$2.15	$(0.37)
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.22)	$(0.24)	$(0.06)	$(0.12)
From net realized gain	—	(0.71)	(0.81)	(0.59)	(0.30)	(0.56)
Total distributions declared to shareholders	$—	$(0.86)	$(1.03)	$(0.83)	$(0.36)	$(0.68)
Net asset value, end of period (x)	$23.45	$20.15	$19.86	$20.45	$19.46	$17.67
Total return (%) (r)(s)(t)(x)	16.38(n)	5.52	2.77	9.40	12.36(c)	(1.91)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.16(a)	1.16	1.16	1.18	1.21(c)	1.21
Expenses after expense reductions (f)(h)	1.14(a)	1.15	1.15	1.15	1.15(c)	1.14
Net investment income (loss) (l)	(0.28)(a)	0.78	1.07	0.93	0.53(c)	0.24
Portfolio turnover	3(n)	4	3	2	1	3
Net assets at end of period (000 omitted)	$8,852	$8,702	$10,820	$11,943	$12,439	$13,405
	Six months ended	Year ended
Class 529C	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$19.82	$19.56	$20.16	$19.21	$17.46	$18.53
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)	$0.16	$0.21	$0.19	$0.10(c)	$0.04
Net realized and unrealized gain (loss)	3.28	0.98	0.21	1.60	2.03	(0.41)
Total from investment operations	$3.25	$1.14	$0.42	$1.79	$2.13	$(0.37)
Less distributions declared to shareholders
From net investment income	$—	$(0.17)	$(0.21)	$(0.25)	$(0.08)	$(0.14)
From net realized gain	—	(0.71)	(0.81)	(0.59)	(0.30)	(0.56)
Total distributions declared to shareholders	$—	$(0.88)	$(1.02)	$(0.84)	$(0.38)	$(0.70)
Net asset value, end of period (x)	$23.07	$19.82	$19.56	$20.16	$19.21	$17.46
Total return (%) (r)(s)(t)(x)	16.40(n)	5.57	2.74	9.37	12.38(c)	(1.92)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.16(a)	1.16	1.16	1.17	1.21(c)	1.21
Expenses after expense reductions (f)(h)	1.14(a)	1.14	1.14	1.14	1.15(c)	1.15
Net investment income (loss) (l)	(0.28)(a)	0.79	1.08	0.94	0.53(c)	0.21
Portfolio turnover	3(n)	4	3	2	1	3
Net assets at end of period (000 omitted)	$58,659	$57,107	$61,352	$70,345	$74,292	$71,170

See Notes to Financial Statements

Financial Highlights − continued
MFS GROWTH ALLOCATION FUND − continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS AGGRESSIVE GROWTH ALLOCATION FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$23.23	$22.94	$23.63	$21.80	$19.47	$20.78
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.28	$0.34	$0.30	$0.20(c)	$0.12
Net realized and unrealized gain (loss)	4.54	1.18	0.16	2.47	2.70	(0.44)
Total from investment operations	$4.53	$1.46	$0.50	$2.77	$2.90	$(0.32)
Less distributions declared to shareholders
From net investment income	$—	$(0.29)	$(0.34)	$(0.32)	$(0.20)	$(0.31)
From net realized gain	—	(0.88)	(0.85)	(0.62)	(0.37)	(0.68)
Total distributions declared to shareholders	$—	$(1.17)	$(1.19)	$(0.94)	$(0.57)	$(0.99)
Net asset value, end of period (x)	$27.76	$23.23	$22.94	$23.63	$21.80	$19.47
Total return (%) (r)(s)(t)(x)	19.50(n)	5.97	2.82	12.82	15.22(c)	(1.45)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40(a)	0.41	0.40	0.39	0.40(c)	0.40
Expenses after expense reductions (f)(h)	0.38(a)	0.38	0.38	0.38	0.38(c)	0.38
Net investment income (loss) (l)	(0.08)(a)	1.18	1.47	1.30	0.99(c)	0.63
Portfolio turnover	3(n)	6	5	2	2	5
Net assets at end of period (000 omitted)	$1,117,767	$928,555	$869,146	$859,070	$778,995	$785,986
See Notes to Financial Statements

Financial Highlights − continued
MFS AGGRESSIVE GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class B	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$22.88	$22.60	$23.26	$21.46	$19.16	$20.46
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.10)	$0.10	$0.17	$0.13	$0.05(c)	$(0.02)
Net realized and unrealized gain (loss)	4.46	1.15	0.17	2.43	2.66	(0.46)
Total from investment operations	$4.36	$1.25	$0.34	$2.56	$2.71	$(0.48)
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.15)	$(0.14)	$(0.04)	$(0.14)
From net realized gain	—	(0.88)	(0.85)	(0.62)	(0.37)	(0.68)
Total distributions declared to shareholders	$—	$(0.97)	$(1.00)	$(0.76)	$(0.41)	$(0.82)
Net asset value, end of period (x)	$27.24	$22.88	$22.60	$23.26	$21.46	$19.16
Total return (%) (r)(s)(t)(x)	19.06(n)	5.18	2.03	12.02	14.39(c)	(2.26)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15(a)	1.16	1.15	1.14	1.15(c)	1.15
Expenses after expense reductions (f)(h)	1.13(a)	1.13	1.13	1.13	1.13(c)	1.13
Net investment income (loss) (l)	(0.83)(a)	0.44	0.73	0.57	0.23(c)	(0.11)
Portfolio turnover	3(n)	6	5	2	2	5
Net assets at end of period (000 omitted)	$41,715	$41,016	$52,512	$61,264	$65,287	$71,184
	Six months ended	Year ended
Class C	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$22.61	$22.36	$23.02	$21.26	$18.99	$20.30
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.10)	$0.09	$0.16	$0.13	$0.05(c)	$(0.02)
Net realized and unrealized gain (loss)	4.40	1.15	0.18	2.40	2.64	(0.45)
Total from investment operations	$4.30	$1.24	$0.34	$2.53	$2.69	$(0.47)
Less distributions declared to shareholders
From net investment income	$—	$(0.11)	$(0.15)	$(0.15)	$(0.05)	$(0.16)
From net realized gain	—	(0.88)	(0.85)	(0.62)	(0.37)	(0.68)
Total distributions declared to shareholders	$—	$(0.99)	$(1.00)	$(0.77)	$(0.42)	$(0.84)
Net asset value, end of period (x)	$26.91	$22.61	$22.36	$23.02	$21.26	$18.99
Total return (%) (r)(s)(t)(x)	19.02(n)	5.20	2.04	11.97	14.42(c)	(2.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15(a)	1.16	1.15	1.14	1.15(c)	1.15
Expenses after expense reductions (f)(h)	1.13(a)	1.13	1.13	1.13	1.13(c)	1.13
Net investment income (loss) (l)	(0.83)(a)	0.41	0.72	0.58	0.24(c)	(0.12)
Portfolio turnover	3(n)	6	5	2	2	5
Net assets at end of period (000 omitted)	$263,114	$234,144	$221,719	$227,357	$274,450	$282,953
See Notes to Financial Statements

Financial Highlights − continued
MFS AGGRESSIVE GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class I	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$23.65	$23.33	$24.02	$22.14	$19.77	$21.09
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.35	$0.39	$0.37	$0.25(c)	$0.18
Net realized and unrealized gain (loss)	4.63	1.20	0.17	2.51	2.74	(0.46)
Total from investment operations	$4.65	$1.55	$0.56	$2.88	$2.99	$(0.28)
Less distributions declared to shareholders
From net investment income	$—	$(0.35)	$(0.40)	$(0.38)	$(0.25)	$(0.36)
From net realized gain	—	(0.88)	(0.85)	(0.62)	(0.37)	(0.68)
Total distributions declared to shareholders	$—	$(1.23)	$(1.25)	$(1.00)	$(0.62)	$(1.04)
Net asset value, end of period (x)	$28.30	$23.65	$23.33	$24.02	$22.14	$19.77
Total return (%) (r)(s)(t)(x)	19.66(n)	6.24	3.05	13.11	15.49(c)	(1.23)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.15(a)	0.16	0.15	0.14	0.15(c)	0.15
Expenses after expense reductions (f)(h)	0.13(a)	0.13	0.13	0.13	0.13(c)	0.13
Net investment income (loss) (l)	0.17(a)	1.46	1.67	1.58	1.19(c)	0.89
Portfolio turnover	3(n)	6	5	2	2	5
Net assets at end of period (000 omitted)	$226,572	$178,491	$167,527	$142,897	$112,479	$62,542
	Six months ended	Year ended
Class R1	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$22.25	$22.00	$22.69	$20.97	$18.74	$20.03
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.10)	$0.09	$0.15	$0.12	$0.05(c)	$(0.02)
Net realized and unrealized gain (loss)	4.34	1.13	0.18	2.37	2.60	(0.44)
Total from investment operations	$4.24	$1.22	$0.33	$2.49	$2.65	$(0.46)
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.17)	$(0.15)	$(0.05)	$(0.15)
From net realized gain	—	(0.88)	(0.85)	(0.62)	(0.37)	(0.68)
Total distributions declared to shareholders	$—	$(0.97)	$(1.02)	$(0.77)	$(0.42)	$(0.83)
Net asset value, end of period (x)	$26.49	$22.25	$22.00	$22.69	$20.97	$18.74
Total return (%) (r)(s)(t)(x)	19.06(n)	5.21	2.03	11.94	14.42(c)	(2.21)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15(a)	1.16	1.15	1.14	1.15(c)	1.15
Expenses after expense reductions (f)(h)	1.13(a)	1.13	1.13	1.13	1.13(c)	1.13
Net investment income (loss) (l)	(0.83)(a)	0.40	0.69	0.53	0.27(c)	(0.12)
Portfolio turnover	3(n)	6	5	2	2	5
Net assets at end of period (000 omitted)	$16,028	$14,484	$17,093	$17,228	$16,835	$17,908
See Notes to Financial Statements

Financial Highlights − continued
MFS AGGRESSIVE GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class R2	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$22.71	$22.44	$23.13	$21.36	$19.08	$20.38
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)	$0.21	$0.28	$0.25	$0.15(c)	$0.08
Net realized and unrealized gain (loss)	4.43	1.16	0.16	2.40	2.64	(0.45)
Total from investment operations	$4.39	$1.37	$0.44	$2.65	$2.79	$(0.37)
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.28)	$(0.26)	$(0.14)	$(0.25)
From net realized gain	—	(0.88)	(0.85)	(0.62)	(0.37)	(0.68)
Total distributions declared to shareholders	$—	$(1.10)	$(1.13)	$(0.88)	$(0.51)	$(0.93)
Net asset value, end of period (x)	$27.10	$22.71	$22.44	$23.13	$21.36	$19.08
Total return (%) (r)(s)(t)(x)	19.33(n)	5.73	2.56	12.50	14.96(c)	(1.69)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.65(a)	0.66	0.65	0.64	0.65(c)	0.65
Expenses after expense reductions (f)(h)	0.63(a)	0.63	0.63	0.63	0.63(c)	0.63
Net investment income (loss) (l)	(0.33)(a)	0.91	1.23	1.09	0.76(c)	0.40
Portfolio turnover	3(n)	6	5	2	2	5
Net assets at end of period (000 omitted)	$60,967	$55,453	$63,038	$70,426	$77,558	$82,546
	Six months ended	Year ended
Class R3	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$23.04	$22.75	$23.44	$21.63	$19.31	$20.62
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.29	$0.34	$0.30	$0.19(c)	$0.12
Net realized and unrealized gain (loss)	4.49	1.17	0.15	2.45	2.69	(0.45)
Total from investment operations	$4.48	$1.46	$0.49	$2.75	$2.88	$(0.33)
Less distributions declared to shareholders
From net investment income	$—	$(0.29)	$(0.33)	$(0.32)	$(0.19)	$(0.30)
From net realized gain	—	(0.88)	(0.85)	(0.62)	(0.37)	(0.68)
Total distributions declared to shareholders	$—	$(1.17)	$(1.18)	$(0.94)	$(0.56)	$(0.98)
Net asset value, end of period (x)	$27.52	$23.04	$22.75	$23.44	$21.63	$19.31
Total return (%) (r)(s)(t)(x)	19.44(n)	6.00	2.78	12.82	15.28(c)	(1.47)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40(a)	0.41	0.40	0.39	0.40(c)	0.40
Expenses after expense reductions (f)(h)	0.38(a)	0.38	0.38	0.38	0.38(c)	0.38
Net investment income (loss) (l)	(0.08)(a)	1.20	1.48	1.33	0.94(c)	0.65
Portfolio turnover	3(n)	6	5	2	2	5
Net assets at end of period (000 omitted)	$101,794	$87,315	$97,866	$137,905	$142,459	$158,309
See Notes to Financial Statements

Financial Highlights − continued
MFS AGGRESSIVE GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class R4	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$23.32	$23.01	$23.71	$21.87	$19.53	$20.85
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.34	$0.39	$0.35	$0.25(c)	$0.16
Net realized and unrealized gain (loss)	4.55	1.20	0.16	2.49	2.71	(0.44)
Total from investment operations	$4.57	$1.54	$0.55	$2.84	$2.96	$(0.28)
Less distributions declared to shareholders
From net investment income	$—	$(0.35)	$(0.40)	$(0.38)	$(0.25)	$(0.36)
From net realized gain	—	(0.88)	(0.85)	(0.62)	(0.37)	(0.68)
Total distributions declared to shareholders	$—	$(1.23)	$(1.25)	$(1.00)	$(0.62)	$(1.04)
Net asset value, end of period (x)	$27.89	$23.32	$23.01	$23.71	$21.87	$19.53
Total return (%) (r)(s)(t)(x)	19.60(n)	6.29	3.05	13.09	15.53(c)	(1.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.15(a)	0.16	0.15	0.14	0.15(c)	0.14
Expenses after expense reductions (f)(h)	0.13(a)	0.13	0.13	0.13	0.13(c)	0.13
Net investment income (loss) (l)	0.17(a)	1.44	1.69	1.53	1.23(c)	0.80
Portfolio turnover	3(n)	6	5	2	2	5
Net assets at end of period (000 omitted)	$170,787	$137,680	$109,384	$91,311	$72,011	$60,355
	Six months ended	Year ended
Class 529A	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$23.05	$22.77	$23.47	$21.66	$19.34	$20.66
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.27	$0.33	$0.29	$0.19(c)	$0.11
Net realized and unrealized gain (loss)	4.50	1.17	0.15	2.45	2.69	(0.45)
Total from investment operations	$4.49	$1.44	$0.48	$2.74	$2.88	$(0.34)
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.33)	$(0.31)	$(0.19)	$(0.30)
From net realized gain	—	(0.88)	(0.85)	(0.62)	(0.37)	(0.68)
Total distributions declared to shareholders	$—	$(1.16)	$(1.18)	$(0.93)	$(0.56)	$(0.98)
Net asset value, end of period (x)	$27.54	$23.05	$22.77	$23.47	$21.66	$19.34
Total return (%) (r)(s)(t)(x)	19.48(n)	5.93	2.75	12.78	15.23(c)	(1.54)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45(a)	0.46	0.45	0.46	0.50(c)	0.50
Expenses after expense reductions (f)(h)	0.42(a)	0.42	0.42	0.42	0.42(c)	0.42
Net investment income (loss) (l)	(0.12)(a)	1.14	1.44	1.26	0.93(c)	0.59
Portfolio turnover	3(n)	6	5	2	2	5
Net assets at end of period (000 omitted)	$180,569	$154,654	$145,819	$146,874	$129,294	$128,357
See Notes to Financial Statements

Financial Highlights − continued
MFS AGGRESSIVE GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class 529B	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$22.59	$22.31	$22.98	$21.22	$18.94	$20.23
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.11)	$0.09	$0.16	$0.11	$0.04(c)	$(0.03)
Net realized and unrealized gain (loss)	4.40	1.13	0.17	2.40	2.62	(0.44)
Total from investment operations	$4.29	$1.22	$0.33	$2.51	$2.66	$(0.47)
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$(0.15)	$(0.13)	$(0.01)	$(0.14)
From net realized gain	—	(0.88)	(0.85)	(0.62)	(0.37)	(0.68)
Total distributions declared to shareholders	$—	$(0.94)	$(1.00)	$(0.75)	$(0.38)	$(0.82)
Net asset value, end of period (x)	$26.88	$22.59	$22.31	$22.98	$21.22	$18.94
Total return (%) (r)(s)(t)(x)	18.99(n)	5.15	2.00	11.92	14.29(c)	(2.23)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20(a)	1.21	1.20	1.21	1.25(c)	1.25
Expenses after expense reductions (f)(h)	1.18(a)	1.18	1.18	1.18	1.18(c)	1.18
Net investment income (loss) (l)	(0.87)(a)	0.40	0.72	0.49	0.18(c)	(0.15)
Portfolio turnover	3(n)	6	5	2	2	5
Net assets at end of period (000 omitted)	$2,764	$2,924	$4,253	$5,021	$5,357	$6,868
	Six months ended	Year ended
Class 529C	11/30/20 (unaudited)	5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
Net asset value, beginning of period	$22.24	$22.00	$22.68	$20.97	$18.73	$20.04
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.11)	$0.09	$0.16	$0.12	$0.04(c)	$(0.03)
Net realized and unrealized gain (loss)	4.34	1.13	0.16	2.36	2.60	(0.44)
Total from investment operations	$4.23	$1.22	$0.32	$2.48	$2.64	$(0.47)
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$(0.15)	$(0.15)	$(0.03)	$(0.16)
From net realized gain	—	(0.88)	(0.85)	(0.62)	(0.37)	(0.68)
Total distributions declared to shareholders	$—	$(0.98)	$(1.00)	$(0.77)	$(0.40)	$(0.84)
Net asset value, end of period (x)	$26.47	$22.24	$22.00	$22.68	$20.97	$18.73
Total return (%) (r)(s)(t)(x)	19.02(n)	5.17	1.99	11.90	14.37(c)	(2.27)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20(a)	1.21	1.20	1.21	1.25(c)	1.25
Expenses after expense reductions (f)(h)	1.17(a)	1.17	1.17	1.17	1.17(c)	1.17
Net investment income (loss) (l)	(0.87)(a)	0.40	0.72	0.55	0.19(c)	(0.15)
Portfolio turnover	3(n)	6	5	2	2	5
Net assets at end of period (000 omitted)	$23,337	$21,923	$27,617	$31,322	$34,237	$37,772

See Notes to Financial Statements

Financial Highlights − continued
MFS AGGRESSIVE GROWTH ALLOCATION FUND − continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1)  Business and Organization
MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund (the funds) are each a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on each fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.  Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing

Notes to Financial Statements (unaudited) - continued
price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2020 in valuing each fund's assets or liabilities:
	Level 1	Level 2	Level 3	Total
MFS Conservative Allocation Fund
Financial Instruments
Mutual Funds	$3,698,948,240	$—	$—	$3,698,948,240
MFS Moderate Allocation Fund
Financial Instruments
Mutual Funds	$6,278,565,676	$—	$—	$6,278,565,676
MFS Growth Allocation Fund
Financial Instruments
Mutual Funds	$5,758,019,410	$—	$—	$5,758,019,410

Notes to Financial Statements (unaudited) - continued
	Level 1	Level 2	Level 3	Total
MFS Aggressive Growth Allocation Fund
Financial Instruments
Mutual Funds	$2,205,162,536	$—	$—	$2,205,162,536
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
Derivatives — None of the funds invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/20	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Ordinary income (including any short-term capital gains)	$66,046,949	$113,934,440	$88,944,802	$24,821,522
Long-term capital gains	34,039,915	133,463,976	150,001,752	63,599,671
Total distributions	$100,086,864	$247,398,416	$238,946,554	$88,421,193

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/20	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Cost of investments	$2,796,428,005	$4,138,139,379	$3,221,526,425	$1,130,128,832
Gross appreciation	911,124,924	2,196,985,264	2,608,541,894	1,100,343,135
Gross depreciation	(8,604,689)	(56,558,967)	(72,048,909)	(25,309,431)
Net unrealized appreciation (depreciation)	$902,520,235	$2,140,426,297	$2,536,492,985	$1,075,033,704
As of 5/31/20
Undistributed ordinary income	7,767,941	11,460,096	5,134,268	438,266
Undistributed long-term capital gain	28,387,809	82,955,062	89,610,367	38,877,034
Late year ordinary loss deferral	—	—	—	(1,949,222)
Net unrealized appreciation (depreciation)	616,881,931	1,505,818,569	1,693,963,194	743,773,401
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. Each fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. On October 2, 2020, the fund announced that effective December 21, 2020, the time period will be shortened for the automatic conversion of Class C and Class 529C shares to Class A and Class 529A shares, respectively, of the same fund, from approximately ten years to approximately eight years after purchase. On or about December 21, 2020, any Class C and Class 529C shares that have an original purchase date of December 31, 2012 or earlier will convert to Class A and Class 529A shares, respectively, of the same fund. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	MFS Conservative Allocation Fund		MFS Moderate Allocation Fund		MFS Growth Allocation Fund		MFS Aggressive Growth Allocation Fund
	Six Months Ended 11/30/20	Year Ended 5/31/20	Six Months Ended 11/30/20	Year Ended 5/31/20	Six Months Ended 11/30/20	Year Ended 5/31/20	Six Months Ended 11/30/20	Year Ended 5/31/20
Class A	$10,237,077	$47,576,968	$14,589,036	$145,270,997	$—	$145,230,645	$—	$44,373,842
Class B	139,219	2,168,533	62,455	7,035,610	—	6,304,726	—	1,963,075
Class C	1,450,182	15,108,015	515,480	35,745,540	—	30,264,583	—	9,500,453
Class I	3,257,141	14,978,296	1,882,509	14,370,339	—	13,363,611	—	9,520,553
Class R1	34,574	358,308	19,586	1,027,258	—	883,981	—	625,251
Class R2	291,817	2,102,707	388,134	5,813,812	—	6,163,426	—	2,801,149
Class R3	626,358	3,623,914	957,005	12,752,047	—	8,199,347	—	4,665,815
Class R4	1,831,467	7,544,576	1,480,337	11,296,581	—	12,830,557	—	6,394,276
Class 529A	972,503	5,240,037	1,057,969	11,039,208	—	12,655,147	—	7,307,911
Class 529B	25,842	149,646	28,519	298,340	—	403,450	—	145,860
Class 529C	107,454	1,235,864	33,891	2,748,684	—	2,647,081	—	1,123,008
Total	$18,973,634	$100,086,864	$21,014,921	$247,398,416	$—	$238,946,554	$—	$88,421,193
(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
For MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, and MFS Growth Allocation Fund, the investment adviser has agreed in writing to pay a portion each fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles, such that operating expenses do not exceed 0.10% annually of each fund’s average daily net assets. These written agreements will continue until modified by the funds' Board of Trustees, but such agreements will continue at least until September 30, 2021. For the six months ended November 30, 2020, this reduction amounted to $208,767 for the MFS Growth Allocation Fund, and is included in the reduction of total expenses in the Statements of Operations. For the six months ended November 30, 2020, actual operating expenses for the MFS Conservative Allocation Fund and for the MFS Moderate Allocation Fund did not exceed the limit and therefore, the investment adviser did not pay any portion of the funds’ expenses related to these agreements.

Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the MFS Aggressive Growth Allocation Fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles, such that operating expenses do not exceed 0.13% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2021. For the six months ended November 30, 2020, this reduction amounted to $193,414 and is included in the reduction of total expenses in the Statements of Operations.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended November 30, 2020, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund:
	Class A	Class 529A
MFS Conservative Allocation Fund	$240,523	$19,239
MFS Moderate Allocation Fund	381,233	48,085
MFS Growth Allocation Fund	462,845	72,132
MFS Aggressive Growth Allocation Fund	201,151	59,637
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$2,109,644
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	4,410,192
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	4,068,669
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	1,278,136
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$298,676
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	712,807
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	615,197
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	207,452
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$2,679,437
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	4,250,126
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	3,472,312
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,240,886

Notes to Financial Statements (unaudited) - continued
	Class R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$60,187
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	125,600
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	96,485
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	75,825
	Class R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.25%	0.25%	0.50%	0.50%	$138,896
MFS Moderate Allocation Fund	0.25%	0.25%	0.50%	0.50%	315,594
MFS Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	327,334
MFS Aggressive Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	146,986
	Class R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$126,506
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	284,053
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	194,849
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	118,331
	Class 529A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.24%	$199,214
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.24%	331,645
MFS Growth Allocation Fund	—	0.25%	0.25%	0.24%	348,851
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.24%	209,607
	Class 529B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	0.23%	$5,166
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	0.23%	8,694
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	0.99%	43,644
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	0.99%	14,337
	Class 529C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	0.99%	$205,097
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	0.99%	329,331
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	0.99%	289,053
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	0.99%	114,526
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Total Distribution and Service Fees	$5,822,823	$10,768,042	$9,456,394	$3,406,086
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2020 based on each class's average daily net assets.MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which

Notes to Financial Statements (unaudited) - continued
there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2020, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$4,013	$20,222	$16,473	$7,848
Class B	212	599	619	336
Class C	467	1,102	1,758	447
Class R2	—	148	117	—
Class 529A	10,593	10,895	13,391	9,267
Class 529B	272	207	322	62
Class 529C	1,534	1,755	1,985	783

For the MFS Conservative Allocation Fund and the MFS Moderate Allocation Fund, for the six months ended November 30, 2020, the 0.75% distribution fee was not imposed for Class 529B shares of each fund due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2020, were as follows:
CDSC Imposed	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$9,074	$10,030	$5,548	$1,950
Class B	16,619	27,742	35,948	13,777
Class C	27,074	42,546	50,913	24,208
Class 529B	1	—	1,567	2,891
Class 529C	1,257	304	391	374
During the six months ended November 30, 2020, to meet the requirements of FINRA Rule 2341, MFD returned $56 and $387 of the CDSC collected in the prior fiscal year for Class 529B of the MFS Conservative Allocation Fund and the MFS Moderate Allocation Fund, respectively, which had the effect of further reducing the annual effective distribution fee rates for this class by 0.003% and 0.011%, respectively.
Each fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in each fund’s 529 share classes is made. Each fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended November 30, 2020, were as follows:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class 529A	$39,843	$66,329	$69,770	$41,902
Class 529B	1,044	1,816	2,182	716
Class 529C	10,253	16,465	14,451	5,724
Total Program Manager Fees	$51,140	$84,610	$86,403	$48,342
Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the funds. Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds' transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended November 30, 2020, shareholder servicing expenses incurred by the funds, including out-of-pocket expenses, are disclosed in the Statements of Operations.

Notes to Financial Statements (unaudited) - continued
Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended November 30, 2020 was equivalent to the following annual effective rates of each fund's average daily net assets:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Percentage of average daily net assets	0.0005%	0.0003%	0.0003%	0.0009%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended November 30, 2020, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated to the following:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Purchases	$423,886,781	$289,625,433	$172,632,257	$55,404,111
Sales	$84,044,582	$211,674,051	$194,555,540	$70,879,540
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	MFS Conservative Allocation Fund				MFS Moderate Allocation Fund
	Six Months Ended 11/30/20		Year ended 5/31/20		Six Months Ended 11/30/20		Year ended 5/31/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	41,664,585	$700,825,761	17,767,890	$280,516,970	35,113,532	$673,872,821	22,364,662	$401,359,896
Class B	122,919	2,053,262	184,283	2,860,968	66,156	1,260,075	169,946	3,018,628
Class C	3,092,000	51,155,651	6,015,830	93,916,198	2,463,013	46,417,587	6,356,099	112,813,206
Class I	6,309,024	106,866,696	10,661,179	166,144,995	5,299,209	102,341,953	6,132,421	112,261,977
Class R1	82,109	1,329,198	246,476	3,765,576	74,857	1,374,507	185,486	3,177,286
Class R2	465,422	7,519,600	880,783	13,535,427	390,468	7,292,815	868,578	15,458,949
Class R3	1,029,433	17,113,522	1,809,702	28,586,321	819,811	15,694,084	3,304,080	59,266,545
Class R4	1,816,331	30,313,837	6,993,607	110,692,186	2,096,170	39,676,775	5,251,520	93,745,729
Class 529A	2,303,832	38,322,922	4,610,433	72,422,152	2,010,820	38,280,701	3,784,521	67,559,275
Class 529B	39,765	649,510	136,723	2,126,717	41,306	759,609	103,613	1,819,476
Class 529C	544,459	8,868,810	1,240,039	19,194,642	367,924	6,802,388	918,874	16,208,077
	57,469,879	$965,018,769	50,546,945	$793,762,152	48,743,266	$933,773,315	49,439,800	$886,689,044

Notes to Financial Statements (unaudited) - continued
	MFS Conservative Allocation Fund − continued				MFS Moderate Allocation Fund − continued
	Six Months Ended 11/30/20		Year ended 5/31/20		Six Months Ended 11/30/20		Year ended 5/31/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	601,474	$9,845,268	2,861,638	$45,731,722	757,332	$14,056,661	7,607,124	$140,320,952
Class B	8,190	132,786	129,578	2,074,171	3,381	60,854	374,146	6,872,822
Class C	86,295	1,384,393	904,422	14,308,836	27,436	489,865	1,860,008	33,869,829
Class I	141,594	2,340,762	717,871	11,557,477	79,279	1,496,447	595,405	11,125,090
Class R1	2,198	34,574	23,125	358,308	1,115	19,586	57,763	1,027,258
Class R2	17,728	280,899	128,515	1,996,686	21,004	380,030	307,835	5,557,880
Class R3	38,644	626,344	228,714	3,623,914	52,042	957,005	697,097	12,752,047
Class R4	97,834	1,601,075	429,329	6,851,960	65,963	1,222,902	530,307	9,754,679
Class 529A	59,815	972,468	329,809	5,239,784	57,293	1,057,072	601,671	11,038,896
Class 529B	1,616	25,842	9,525	149,646	1,574	28,519	16,440	298,340
Class 529C	6,744	107,012	78,863	1,235,764	1,913	33,891	152,735	2,748,684
	1,062,132	$17,351,423	5,841,389	$93,128,268	1,068,332	$19,802,832	12,800,531	$235,366,477
Shares reacquired
Class A	(19,104,002)	$(321,285,722)	(15,749,875)	$(246,623,081)	(22,823,187)	$(437,971,588)	(26,943,541)	$(480,475,483)
Class B	(972,128)	(16,186,420)	(2,400,946)	(37,660,195)	(1,739,110)	(32,885,026)	(4,230,041)	(74,944,401)
Class C	(6,300,663)	(103,663,020)	(7,638,573)	(118,346,006)	(9,636,474)	(180,244,483)	(11,983,835)	(210,596,363)
Class I	(2,681,037)	(45,439,625)	(10,109,138)	(158,281,667)	(2,263,474)	(44,152,719)	(5,189,826)	(93,325,251)
Class R1	(80,701)	(1,306,832)	(294,042)	(4,506,213)	(165,229)	(3,039,365)	(399,257)	(6,916,905)
Class R2	(911,506)	(14,817,389)	(1,661,641)	(25,587,773)	(1,026,328)	(19,077,153)	(2,053,177)	(36,419,402)
Class R3	(879,147)	(14,704,478)	(2,685,221)	(41,925,662)	(1,582,824)	(29,996,001)	(7,224,797)	(127,825,506)
Class R4	(1,876,293)	(31,443,892)	(4,405,117)	(70,081,741)	(1,711,371)	(32,792,123)	(3,741,694)	(67,001,944)
Class 529A	(2,463,946)	(40,860,641)	(4,632,383)	(72,966,813)	(2,001,204)	(38,060,385)	(3,938,669)	(70,784,473)
Class 529B	(80,144)	(1,311,508)	(285,507)	(4,426,814)	(99,141)	(1,855,719)	(225,835)	(4,009,780)
Class 529C	(814,084)	(13,218,211)	(1,536,617)	(23,384,612)	(787,805)	(14,633,503)	(1,550,616)	(26,475,918)
	(36,163,651)	$(604,237,738)	(51,399,060)	$(803,790,577)	(43,836,147)	$(834,708,065)	(67,481,288)	$(1,198,775,426)
Net change
Class A	23,162,057	$389,385,307	4,879,653	$79,625,611	13,047,677	$249,957,894	3,028,245	$61,205,365
Class B	(841,019)	(14,000,372)	(2,087,085)	(32,725,056)	(1,669,573)	(31,564,097)	(3,685,949)	(65,052,951)
Class C	(3,122,368)	(51,122,976)	(718,321)	(10,120,972)	(7,146,025)	(133,337,031)	(3,767,728)	(63,913,328)
Class I	3,769,581	63,767,833	1,269,912	19,420,805	3,115,014	59,685,681	1,538,000	30,061,816
Class R1	3,606	56,940	(24,441)	(382,329)	(89,257)	(1,645,272)	(156,008)	(2,712,361)
Class R2	(428,356)	(7,016,890)	(652,343)	(10,055,660)	(614,856)	(11,404,308)	(876,764)	(15,402,573)
Class R3	188,930	3,035,388	(646,805)	(9,715,427)	(710,971)	(13,344,912)	(3,223,620)	(55,806,914)
Class R4	37,872	471,020	3,017,819	47,462,405	450,762	8,107,554	2,040,133	36,498,464
Class 529A	(100,299)	(1,565,251)	307,859	4,695,123	66,909	1,277,388	447,523	7,813,698
Class 529B	(38,763)	(636,156)	(139,259)	(2,150,451)	(56,261)	(1,067,591)	(105,782)	(1,891,964)
Class 529C	(262,881)	(4,242,389)	(217,715)	(2,954,206)	(417,968)	(7,797,224)	(479,007)	(7,519,157)
	22,368,360	$378,132,454	4,989,274	$83,099,843	5,975,451	$118,868,082	(5,240,957)	$(76,719,905)

Notes to Financial Statements (unaudited) - continued
	MFS Growth Allocation Fund				MFS Aggressive Growth Allocation Fund
	Six Months Ended 11/30/20		Year ended 5/31/20		Six Months Ended 11/30/20		Year ended 5/31/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	20,121,888	$448,281,632	16,964,557	$351,755,022	5,431,947	$138,464,920	6,359,443	$148,247,342
Class B	19,168	427,994	44,425	941,621	6,573	162,501	17,042	395,307
Class C	1,608,555	34,976,197	5,543,612	112,797,221	850,981	21,033,196	2,494,103	56,373,562
Class I	3,678,279	82,079,292	6,498,049	137,930,128	1,604,398	41,176,008	2,896,996	69,705,103
Class R1	40,434	857,742	142,203	2,848,859	28,262	689,233	65,885	1,483,465
Class R2	300,293	6,482,342	734,076	14,782,580	163,485	4,126,405	475,221	10,970,235
Class R3	550,204	12,235,317	1,343,534	28,086,686	472,706	12,087,230	933,537	21,625,472
Class R4	1,635,811	36,324,844	3,818,312	79,388,651	837,139	21,207,017	2,266,309	53,105,070
Class 529A	1,154,555	25,478,503	2,766,213	57,070,560	559,190	14,180,340	1,377,747	31,542,770
Class 529B	15,833	344,781	45,724	934,652	1,533	36,376	1,982	47,983
Class 529C	166,593	3,588,070	470,627	9,556,769	53,641	1,298,479	211,713	4,895,956
	29,291,613	$651,076,714	38,371,332	$796,092,749	10,009,855	$254,461,705	17,099,978	$398,392,265
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	6,473,770	$141,322,366	—	$—	1,713,317	$43,089,927
Class B	—	—	284,043	6,169,440	—	—	78,166	1,942,426
Class C	—	—	1,366,359	29,281,075	—	—	374,645	9,197,543
Class I	—	—	459,961	10,132,946	—	—	255,451	6,534,435
Class R1	—	—	42,155	883,981	—	—	25,880	625,251
Class R2	—	—	282,283	6,018,278	—	—	109,794	2,702,021
Class R3	—	—	379,073	8,199,347	—	—	187,082	4,665,815
Class R4	—	—	526,301	11,468,094	—	—	224,951	5,671,012
Class 529A	—	—	584,853	12,655,147	—	—	292,752	7,307,079
Class 529B	—	—	18,791	403,450	—	—	5,944	145,860
Class 529C	—	—	125,394	2,647,073	—	—	46,481	1,122,978
	—	$—	10,542,983	$229,181,197	—	$—	3,314,463	$83,004,347
Shares reacquired
Class A	(15,816,894)	$(352,378,425)	(21,047,313)	$(435,278,547)	(5,132,909)	$(130,088,652)	(5,991,736)	$(140,943,679)
Class B	(1,208,347)	(26,545,796)	(2,963,735)	(60,988,307)	(267,523)	(6,688,232)	(626,418)	(14,493,165)
Class C	(6,097,789)	(131,857,722)	(8,383,637)	(170,228,420)	(1,430,591)	(35,171,875)	(2,428,148)	(56,018,476)
Class I	(1,724,848)	(38,701,199)	(4,395,486)	(89,290,841)	(1,143,665)	(29,616,557)	(2,786,497)	(65,202,379)
Class R1	(174,647)	(3,665,127)	(392,938)	(7,863,082)	(74,078)	(1,770,668)	(217,609)	(5,018,561)
Class R2	(715,597)	(15,727,277)	(1,865,799)	(37,982,178)	(355,643)	(8,940,811)	(951,975)	(21,901,836)
Class R3	(924,131)	(20,305,708)	(2,946,435)	(61,490,784)	(564,691)	(14,254,140)	(1,631,807)	(38,755,584)
Class R4	(1,184,162)	(26,476,462)	(2,981,918)	(61,286,577)	(619,259)	(15,917,197)	(1,338,976)	(31,849,451)
Class 529A	(1,475,652)	(32,443,166)	(2,730,280)	(56,954,215)	(710,980)	(17,948,890)	(1,365,549)	(32,414,064)
Class 529B	(70,197)	(1,515,774)	(177,510)	(3,654,445)	(28,185)	(693,555)	(69,119)	(1,601,953)
Class 529C	(504,673)	(10,791,913)	(850,876)	(16,659,849)	(157,706)	(3,851,574)	(527,485)	(10,964,259)
	(29,896,937)	$(660,408,569)	(48,735,927)	$(1,001,677,245)	(10,485,230)	$(264,942,151)	(17,935,319)	$(419,163,407)

Notes to Financial Statements (unaudited) - continued
	MFS Growth Allocation Fund − continued				MFS Aggressive Growth Allocation Fund − continued
	Six Months Ended 11/30/20		Year ended 5/31/20		Six Months Ended 11/30/20		Year ended 5/31/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net change
Class A	4,304,994	$95,903,207	2,391,014	$57,798,841	299,038	$8,376,268	2,081,024	$50,393,590
Class B	(1,189,179)	(26,117,802)	(2,635,267)	(53,877,246)	(260,950)	(6,525,731)	(531,210)	(12,155,432)
Class C	(4,489,234)	(96,881,525)	(1,473,666)	(28,150,124)	(579,610)	(14,138,679)	440,600	9,552,629
Class I	1,953,431	43,378,093	2,562,524	58,772,233	460,733	11,559,451	365,950	11,037,159
Class R1	(134,213)	(2,807,385)	(208,580)	(4,130,242)	(45,816)	(1,081,435)	(125,844)	(2,909,845)
Class R2	(415,304)	(9,244,935)	(849,440)	(17,181,320)	(192,158)	(4,814,406)	(366,960)	(8,229,580)
Class R3	(373,927)	(8,070,391)	(1,223,828)	(25,204,751)	(91,985)	(2,166,910)	(511,188)	(12,464,297)
Class R4	451,649	9,848,382	1,362,695	29,570,168	217,880	5,289,820	1,152,284	26,926,631
Class 529A	(321,097)	(6,964,663)	620,786	12,771,492	(151,790)	(3,768,550)	304,950	6,435,785
Class 529B	(54,364)	(1,170,993)	(112,995)	(2,316,343)	(26,652)	(657,179)	(61,193)	(1,408,110)
Class 529C	(338,080)	(7,203,843)	(254,855)	(4,456,007)	(104,065)	(2,553,095)	(269,291)	(4,945,325)
	(605,324)	$(9,331,855)	178,388	$23,596,701	(475,375)	$(10,480,446)	2,479,122	$62,233,205
Effective June 1, 2019, purchases of each fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see each fund’s prospectus for details.
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by each fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2020, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Commitment Fee	$7,324	$13,823	$12,464	$4,585
Interest Expense	—	—	—	—

Notes to Financial Statements (unaudited) - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
	MFS Conservative Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$59,529,980	$3,892,548	$2,060,259	$(1,784,348)	$13,360,059	$72,937,980
MFS Emerging Markets Debt Fund	91,489,415	12,692,388	1,532,791	(45,967)	7,439,912	110,042,957
MFS Emerging Markets Debt Local Currency Fund	62,105,211	8,371,813	1,562,247	(416,935)	5,102,500	73,600,342
MFS Global Bond Fund	148,203,673	22,893,788	57,679	(3,466)	11,718,404	182,754,720
MFS Global Real Estate Fund	61,198,206	5,459,418	2,378,286	(117,082)	10,264,858	74,427,114
MFS Government Securities Fund	286,218,916	79,314,849	187,418	(1,712)	(1,708,459)	363,636,176
MFS Growth Fund	187,108,696	15,417,985	17,013,411	7,705,731	28,495,921	221,714,922
MFS High Income Fund	150,918,431	23,699,191	59,905	(2,539)	8,405,173	182,960,351
MFS Inflation-Adjusted Bond Fund	292,583,981	60,781,067	219,036	(711)	12,593,751	365,739,052
MFS Institutional Money Market Portfolio	305	128,821,497	118,419,961	(267)	—	10,401,574
MFS International Growth Fund	61,476,483	4,456,495	4,269,355	496,437	12,186,224	74,346,284
MFS International Intrinsic Value Fund	62,344,955	4,186,133	3,447,736	456,204	10,529,034	74,068,590
MFS Limited Maturity Fund	294,273,570	64,663,585	166,518	(895)	5,148,362	363,918,104
MFS Mid Cap Growth Fund	128,445,824	5,051,065	11,709,729	3,477,726	24,399,262	149,664,148
MFS Mid Cap Value Fund	126,723,349	6,851,643	7,838,505	743,157	26,918,610	153,398,254
MFS New Discovery Fund	32,669,315	857,221	4,435,222	1,087,037	8,124,346	38,302,697
MFS New Discovery Value Fund	31,869,927	3,896,950	2,582,032	248,460	6,263,075	39,696,380
MFS Research Fund	186,667,819	12,469,689	8,494,097	812,782	31,675,396	223,131,589
MFS Research International Fund	124,549,084	10,433,280	9,109,186	556,093	23,671,780	150,101,051
MFS Total Return Bond Fund	444,742,536	87,864,619	277,943	(2,851)	15,886,026	548,212,387
MFS Value Fund	185,767,111	18,742,678	6,643,228	315,166	27,711,841	225,893,568
	$3,018,886,787	$580,817,902	$202,464,544	$13,522,020	$288,186,075	$3,698,948,240

Notes to Financial Statements (unaudited) - continued
	MFS Conservative Allocation Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$—	$—
MFS Emerging Markets Debt Fund	2,085,028	—
MFS Emerging Markets Debt Local Currency Fund	1,428,839	—
MFS Global Bond Fund	1,109,433	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	3,313,066	—
MFS Growth Fund	—	418,841
MFS High Income Fund	4,091,840	—
MFS Inflation-Adjusted Bond Fund	1,839,025	—
MFS Institutional Money Market Portfolio	2,068	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS Limited Maturity Fund	4,054,350	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	405,788	386,190
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	7,036,567	—
MFS Value Fund	1,940,656	—
	$27,306,660	$805,031
	MFS Moderate Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$153,041,949	$10,734,686	$7,891,803	$(7,390,394)	$38,217,325	$186,711,763
MFS Emerging Markets Debt Fund	161,665,039	11,604,386	1,617,758	(44,384)	12,923,107	184,530,390
MFS Emerging Markets Debt Local Currency Fund	109,663,005	7,759,148	1,091,377	(306,092)	8,282,163	124,306,847
MFS Global Bond Fund	258,110,788	27,727,984	550,141	(33,532)	20,403,969	305,659,068
MFS Global Real Estate Fund	161,264,343	3,243,238	1,900,925	(88,242)	26,295,179	188,813,593
MFS Government Securities Fund	491,434,310	111,552,553	458,096	(1,880)	(2,815,862)	599,711,025
MFS Growth Fund	458,132,759	2,954,435	43,613,724	29,991,677	54,679,642	502,144,789
MFS High Income Fund	268,726,372	23,883,411	399,372	(28,468)	14,689,907	306,871,850
MFS Inflation-Adjusted Bond Fund	364,239,717	44,753,737	767,518	(3,592)	15,493,927	423,716,271
MFS Institutional Money Market Portfolio	3,118,760	118,769,554	116,411,093	(591)	—	5,476,630
MFS International Growth Fund	165,736,994	445,495	10,489,641	1,938,799	31,374,482	189,006,129
MFS International Intrinsic Value Fund	167,665,930	282,922	8,207,624	3,341,603	25,478,074	188,560,905
MFS International New Discovery Fund	57,391,015	204,802	4,172,970	589,782	9,960,685	63,973,314
MFS Mid Cap Growth Fund	413,640,415	388,012	46,108,762	27,169,295	58,325,108	453,414,068
MFS Mid Cap Value Fund	396,554,349	1,742,315	18,171,893	2,663,585	81,138,382	463,926,738
MFS New Discovery Fund	92,042,491	22,179	16,035,493	4,517,390	19,832,059	100,378,626
MFS New Discovery Value Fund	86,274,988	4,444,025	4,548,760	493,281	15,961,693	102,625,227
MFS Research Fund	451,809,353	1,105,320	20,479,973	5,089,939	70,185,415	507,710,054
MFS Research International Fund	333,151,254	2,041,290	17,777,050	2,407,836	60,659,574	380,482,904
MFS Total Return Bond Fund	416,705,010	54,731,742	468,146	(5,308)	14,781,156	485,744,454
MFS Value Fund	440,415,562	17,081,022	6,923,025	410,023	63,817,449	514,801,031
	$5,450,784,403	$445,472,256	$328,085,144	$70,710,727	$639,683,434	$6,278,565,676

Notes to Financial Statements (unaudited) - continued
	MFS Moderate Allocation Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$—	$—
MFS Emerging Markets Debt Fund	3,617,520	—
MFS Emerging Markets Debt Local Currency Fund	2,473,867	—
MFS Global Bond Fund	1,921,711	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	5,675,439	—
MFS Growth Fund	—	993,282
MFS High Income Fund	7,117,163	—
MFS Inflation-Adjusted Bond Fund	2,154,628	—
MFS Institutional Money Market Portfolio	2,686	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	1,074,962	1,023,045
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	6,476,563	—
MFS Value Fund	4,549,088	—
	$35,063,627	$2,016,327
	MFS Growth Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$175,933,286	$22,175,147	$9,669,658	$(10,116,947)	$47,121,586	$225,443,414
MFS Emerging Markets Debt Fund	141,568,155	14,229,842	323,832	(8,777)	11,532,965	166,998,353
MFS Emerging Markets Debt Local Currency Fund	95,931,094	9,645,419	6,471	(1,806)	7,175,934	112,744,170
MFS Emerging Markets Equity Fund	46,969,701	255,598	2,554,366	(164,031)	13,675,294	58,182,196
MFS Global Bond Fund	90,265,356	13,315,876	397,960	(41,339)	7,351,912	110,493,845
MFS Global Real Estate Fund	189,462,950	9,000,926	1,542,796	(111,149)	31,606,791	228,416,722
MFS Growth Fund	560,267,252	6,503,834	44,901,266	29,585,754	75,586,231	627,041,805
MFS High Income Fund	238,105,939	27,017,753	466,031	(36,359)	13,245,171	277,866,473
MFS Inflation-Adjusted Bond Fund	237,077,495	26,640,037	986,723	550	9,993,702	272,725,061
MFS Institutional Money Market Portfolio	10,710,743	89,555,005	91,452,812	(433)	(430)	8,812,073
MFS International Growth Fund	243,949,580	883,486	8,695,450	2,388,254	47,598,537	286,124,407
MFS International Intrinsic Value Fund	246,627,979	1,187,137	5,435,071	1,930,958	41,427,563	285,738,566
MFS International New Discovery Fund	102,117,400	347,137	5,411,515	(49,260)	19,131,437	116,135,199
MFS Mid Cap Growth Fund	475,689,267	1,117,374	49,174,744	31,886,603	67,533,356	527,051,856
MFS Mid Cap Value Fund	453,444,816	4,476,859	15,808,790	1,348,651	96,245,940	539,707,476
MFS New Discovery Fund	109,396,810	61,792	18,240,075	4,982,501	24,351,927	120,552,955
MFS New Discovery Value Fund	102,589,068	4,616,911	3,558,220	14,699	19,751,672	123,414,130
MFS Research Fund	404,211,077	1,077,842	12,290,962	1,980,823	66,203,526	461,182,306
MFS Research International Fund	342,285,426	2,412,023	8,280,793	207,691	66,032,813	402,657,160
MFS Total Return Bond Fund	136,634,599	23,052,580	363,895	(1,405)	4,957,025	164,278,904
MFS Value Fund	538,476,956	30,212,969	6,446,921	36,627	80,172,708	642,452,339
	$4,941,714,949	$287,785,547	$286,008,351	$63,831,605	$750,695,660	$5,758,019,410

Notes to Financial Statements (unaudited) - continued
	MFS Growth Allocation Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$—	$—
MFS Emerging Markets Debt Fund	3,256,859	—
MFS Emerging Markets Debt Local Currency Fund	2,226,215	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Bond Fund	691,496	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	1,236,762
MFS High Income Fund	6,416,744	—
MFS Inflation-Adjusted Bond Fund	1,387,073	—
MFS Institutional Money Market Portfolio	5,437	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	1,299,419	1,236,663
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	2,182,396	—
MFS Value Fund	5,664,658	—
	$23,130,297	$2,473,425
	MFS Aggressive Growth Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$84,988,725	$6,873,618	$1,593,230	$(1,394,983)	$18,360,632	$107,234,762
MFS Emerging Markets Equity Fund	34,385,841	730,811	1,123,109	(1,963)	10,151,897	44,143,477
MFS Global Real Estate Fund	88,022,789	6,313,558	99,390	(3,760)	14,634,354	108,867,551
MFS Growth Fund	250,234,867	5,137,957	20,162,784	13,916,135	33,923,093	283,049,268
MFS Institutional Money Market Portfolio	2,388,590	37,152,532	37,984,186	(146)	—	1,556,790
MFS International Growth Fund	146,698,029	1,869,235	4,291,612	601,584	29,840,539	174,717,775
MFS International Intrinsic Value Fund	151,009,489	1,692,870	4,549,851	818,171	25,701,237	174,671,916
MFS International New Discovery Fund	74,470,724	492,180	1,136,872	(29,748)	14,443,161	88,239,445
MFS Mid Cap Growth Fund	195,731,038	1,725,078	18,318,235	12,705,052	29,545,854	221,388,787
MFS Mid Cap Value Fund	182,897,369	7,323,252	5,206,307	(161,598)	40,552,944	225,405,660
MFS New Discovery Fund	49,897,687	9,595	7,611,251	2,176,745	11,869,160	56,341,936
MFS New Discovery Value Fund	45,827,260	4,581,890	1,822,421	(170,798)	9,501,486	57,917,417
MFS Research Fund	168,351,627	1,870,785	1,481,247	116,493	28,853,192	197,710,850
MFS Research International Fund	146,932,679	2,374,382	2,215,748	10,665	28,795,645	175,897,623
MFS Value Fund	235,612,831	18,598,859	1,267,484	(12,036)	35,087,109	288,019,279
	$1,857,449,545	$96,746,602	$108,863,727	$28,569,813	$331,260,303	$2,205,162,536

Notes to Financial Statements (unaudited) - continued
MFS Aggressive Growth Allocation Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$—	$—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	571,281
MFS Institutional Money Market Portfolio	707	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	592,389	563,778
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Value Fund	2,462,510	—
	$3,055,606	$1,135,059
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of each fund's investments and each fund's performance.

Board Review of Investment Advisory Agreement
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2020 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2019 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
MFS Conservative Allocation Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2019 relative to the Broadridge performance universe. In addition, the Trustees reviewed the Fund's Class I total return performance relative to the Fund's benchmark performance for the ten-, five-, three- and one-year periods ended December 31, 2019.

Board Review of Investment Advisory Agreement - continued
MFS Moderate Allocation Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2019 relative to the Broadridge performance universe. In addition, the Trustees reviewed the Fund's Class I total return performance relative to the Fund's benchmark performance for the ten-, five-, three- and one-year periods ended December 31, 2019.
MFS Growth Allocation Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2019 relative to the Broadridge performance universe. In addition, the Trustees reviewed the Fund's Class I total return performance relative to the Fund's benchmark performance for the ten-, five-, three- and one-year periods ended December 31, 2019.
MFS Aggressive Growth Allocation Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2019 relative to the Broadridge performance universe. In addition, the Trustees reviewed the Fund's Class I total return performance relative to the Fund's benchmark performance for the ten-, five-, three- and one-year periods ended December 31, 2019.
General
Because of the passage of time, the performance results stated above may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds’ performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”).
In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class A shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense groups based on information provided by Broadridge. The Trustees considered that MFS currently observes expense limitations for the Aggressive Growth Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund, each of which may not be changed without the Trustee’s approval. The Trustees also considered that according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year), the total expense ratio for each of MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund and MFS Moderate Allocation Fund was lower than the Broadridge expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

Board Review of Investment Advisory Agreement - continued
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Funds’ investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2020.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about each fund or the MFS funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing each fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
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Kansas City, MO 64121-9341
OVERNIGHT MAIL
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Semiannual Report

November 30, 2020

MFS® International Diversification SM Fund

MDI-SEM

MFS® International Diversification SM Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

Markets experienced dramatic swings this year as the coronavirus pandemic brought the global economy to a standstill for several months early in the year. The speedy development of vaccines and therapeutics later brightened the economic and market outlook, but a great deal of uncertainty remains as case counts in the United States and Europe remain very high and it is still unclear how quickly vaccines can be made widely available. In the United States, political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support.

Additional U.S. stimulus is anticipated with the Democrats in the White House and holding a majority in both houses of Congress. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of our global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline and thoughtful risk management to create sustainable value for investors.

Respectfully,

Michael W. Roberge

Chief Executive Officer

MFS Investment Management

January 14, 2021

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Research International Fund	27.3%
MFS Emerging Markets Equity Fund	17.3%
MFS International Growth Fund	15.2%
MFS International Intrinsic Value Fund	15.1%
MFS International Large Cap Value Fund	14.9%
MFS International New Discovery Fund	10.0%
Cash & Cash Equivalents	0.2%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of November 30, 2020.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2020 through November 30, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2020 through November 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/20	Ending Account Value 11/30/20	Expenses Paid During Period (p) 6/01/20-11/30/20
A	Actual	0.34%	$1,000.00	$1,211.17	$1.88
	Hypothetical (h)	0.34%	$1,000.00	$1,023.36	$1.72
B	Actual	1.09%	$1,000.00	$1,206.34	$6.03
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
C	Actual	1.09%	$1,000.00	$1,206.43	$6.03
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
I	Actual	0.10%	$1,000.00	$1,212.52	$0.55
	Hypothetical (h)	0.10%	$1,000.00	$1,024.57	$0.51
R1	Actual	1.09%	$1,000.00	$1,206.21	$6.03
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
R2	Actual	0.59%	$1,000.00	$1,209.30	$3.27
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99
R3	Actual	0.34%	$1,000.00	$1,210.61	$1.88
	Hypothetical (h)	0.34%	$1,000.00	$1,023.36	$1.72
R4	Actual	0.10%	$1,000.00	$1,212.67	$0.55
	Hypothetical (h)	0.10%	$1,000.00	$1,024.57	$0.51
R6	Actual	0.00%	$1,000.00	$1,212.82	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.07	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

11/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Investment Companies (h) - 100.0%
International Stock Funds - 99.8%
MFS Emerging Markets Equity Fund - Class R6	133,530,661	$5,126,242,073
MFS International Growth Fund - Class R6	110,176,117	4,502,897,900
MFS International Intrinsic Value Fund - Class R6	84,995,545	4,469,065,777
MFS International Large Cap Value Fund	385,197,373	4,418,213,869
MFS International New Discovery Fund - Class R6	78,210,136	2,950,868,441
MFS Research International Fund - Class R6	383,018,326	8,100,837,593

		$29,568,125,653
Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.1% (v)	65,666,375	$65,666,375
Total Investment Companies (Identified Cost, $23,883,314,810)		$29,633,792,028

Other Assets, Less Liabilities - 0.0%		9,180,153
Net Assets - 100.0%		$29,642,972,181

(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $29,633,792,028.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

5

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in affiliated issuers, at value (identified cost, $23,883,314,810)	$29,633,792,028
Receivables for
Fund shares sold	90,707,375
Receivable from investment adviser	357,252
Other assets	46,187
Total assets	$29,724,902,842

Liabilities
Payables for
Investments purchased	$57,727,950
Fund shares reacquired	18,819,951
Payable to affiliates
Administrative services fee	192
Shareholder servicing costs	5,036,931
Distribution and service fees	185,117
Payable for independent Trustees’ compensation	12,700
Accrued expenses and other liabilities	147,820
Total liabilities	$81,930,661
Net assets	$29,642,972,181

Net assets consist of
Paid-in capital	$23,703,771,722
Total distributable earnings (loss)	5,939,200,459
Net assets	$29,642,972,181
Shares of beneficial interest outstanding	1,289,337,130

6

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,522,701,230	154,713,651	$22.77
Class B	21,616,727	962,994	22.45
Class C	457,250,412	20,645,789	22.15
Class I	13,529,486,199	586,928,783	23.05
Class R1	8,605,516	395,415	21.76
Class R2	63,862,425	2,856,679	22.36
Class R3	1,022,777,626	45,273,365	22.59
Class R4	1,131,948,270	49,266,314	22.98
Class R6	9,884,723,776	428,294,140	23.08

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $24.16 [100 / 94.25 x $22.77]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends from affiliated issuers	$36,216
Other	2,325
Total investment income	$38,541
Expenses
Distribution and service fees	$7,500,235
Shareholder servicing costs	8,615,414
Administrative services fee	8,775
Independent Trustees’ compensation	77,114
Custodian fee	48,605
Shareholder communications	605,829
Audit and tax fees	21,698
Legal fees	86,896
Miscellaneous	568,670
Total expenses	$17,533,236
Reduction of expenses by investment adviser and distributor	(1,800,352)
Net expenses	$15,732,884
Net investment income (loss)	$(15,694,343)

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$219,788,241
Change in unrealized appreciation or depreciation
Affiliated issuers	$4,625,425,953
Net realized and unrealized gain (loss)	$4,845,214,194
Change in net assets from operations	$4,829,519,851

See Notes to Financial Statements

8

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/20 (unaudited)	Year ended 5/31/20

From operations
Net investment income (loss)	$(15,694,343)	$300,953,324
Net realized gain (loss)	219,788,241	96,169,737
Net unrealized gain (loss)	4,625,425,953	(71,593,371)
Change in net assets from operations	$4,829,519,851	$325,529,690
Total distributions to shareholders	$—	$(530,914,635)
Change in net assets from fund share transactions	$3,167,696,902	$5,144,131,183
Total change in net assets	$7,997,216,753	$4,938,746,238

Net assets
At beginning of period	21,645,755,428	16,707,009,190
At end of period	$29,642,972,181	$21,645,755,428

See Notes to Financial Statements

9

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/20		Year ended
Class A			5/31/20	5/31/19	5/31/18	5/31/17		5/31/16
	(unaudited)
Net asset value, beginning of period	$18.80		$18.71	$19.68	$18.07	$15.59		$16.91

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.25	$0.37	$0.21	$0.24	(c)	$0.17
Net realized and unrealized gain (loss)	4.01		0.32	(0.85)	1.68	2.54		(1.24)
Total from investment operations	$3.97		$0.57	$(0.48)	$1.89	$2.78		$(1.07)

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.37)	$(0.28)	$(0.30)		$(0.25)
From net realized gain	—		(0.22)	(0.12)	—	—		—
Total distributions declared to shareholders	$—		$(0.48)	$(0.49)	$(0.28)	$(0.30)		$(0.25)
Net asset value, end of period (x)	$22.77		$18.80	$18.71	$19.68	$18.07		$15.59
Total return (%) (r)(s)(t)(x)	21.12	(n)	2.80	(2.15)	10.46	18.18	(c)	(6.36)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.36	(a)	0.37	0.36	0.38	0.37	(c)	0.38
Expenses after expense reductions (f)(h)	0.34	(a)	0.35	0.34	0.35	0.35	(c)	0.35
Net investment income (loss) (l)	(0.34	)(a)	1.31	1.96	1.09	1.51	(c)	1.11
Portfolio turnover	11	(n)	6	1	1	3		3
Net assets at end of period (000 omitted)	$3,522,701		$2,778,815	$2,458,587	$2,263,605	$1,804,722		$2,388,830

See Notes to Financial Statements

10

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class B			5/31/20	5/31/19	5/31/18	5/31/17		5/31/16
	(unaudited)
Net asset value, beginning of period	$18.61		$18.50	$19.43	$17.84	$15.38		$16.75

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.11)		$0.10	$0.22	$0.07	$0.09	(c)	$0.06
Net realized and unrealized gain (loss)	3.95		0.31	(0.82)	1.66	2.54		(1.25)
Total from investment operations	$3.84		$0.41	$(0.60)	$1.73	$2.63		$(1.19)

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.21)	$(0.14)	$(0.17)		$(0.18)
From net realized gain	—		(0.22)	(0.12)	—	—		—
Total distributions declared to shareholders	$—		$(0.30)	$(0.33)	$(0.14)	$(0.17)		$(0.18)
Net asset value, end of period (x)	$22.45		$18.61	$18.50	$19.43	$17.84		$15.38
Total return (%) (r)(s)(t)(x)	20.63	(n)	2.08	(2.93)	9.71	17.27	(c)	(7.09)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11	(a)	1.12	1.11	1.12	1.12	(c)	1.13
Expenses after expense reductions (f)(h)	1.09	(a)	1.10	1.09	1.10	1.10	(c)	1.10
Net investment income (loss) (l)	(1.09	)(a)	0.53	1.20	0.36	0.56	(c)	0.37
Portfolio turnover	11	(n)	6	1	1	3		3
Net assets at end of period (000 omitted)	$21,617		$20,424	$27,434	$34,421	$34,040		$35,760

See Notes to Financial Statements

11

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class C			5/31/20	5/31/19	5/31/18	5/31/17		5/31/16
	(unaudited)
Net asset value, beginning of period	$18.36		$18.28	$19.20	$17.65	$15.23		$16.60

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.11)		$0.10	$0.22	$0.07	$0.09	(c)	$0.06
Net realized and unrealized gain (loss)	3.90		0.30	(0.81)	1.64	2.51		(1.23)
Total from investment operations	$3.79		$0.40	$(0.59)	$1.71	$2.60		$(1.17)

Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.21)	$(0.16)	$(0.18)		$(0.20)
From net realized gain	—		(0.22)	(0.12)	—	—		—
Total distributions declared to shareholders	$—		$(0.32)	$(0.33)	$(0.16)	$(0.18)		$(0.20)
Net asset value, end of period (x)	$22.15		$18.36	$18.28	$19.20	$17.65		$15.23
Total return (%) (r)(s)(t)(x)	20.64	(n)	2.04	(2.87)	9.67	17.28	(c)	(7.07)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11	(a)	1.12	1.11	1.12	1.12	(c)	1.13
Expenses after expense reductions (f)(h)	1.09	(a)	1.10	1.09	1.10	1.10	(c)	1.10
Net investment income (loss) (l)	(1.09	)(a)	0.53	1.21	0.37	0.57	(c)	0.36
Portfolio turnover	11	(n)	6	1	1	3		3
Net assets at end of period (000 omitted)	$457,250		$419,045	$472,251	$517,523	$470,214		$460,869

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class I			5/31/20	5/31/19	5/31/18	5/31/17		5/31/16
	(unaudited)
Net asset value, beginning of period	$19.01		$18.91	$19.89	$18.25	$15.75		$17.05

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.30	$0.42	$0.30	$0.23	(c)	$0.22
Net realized and unrealized gain (loss)	4.05		0.32	(0.86)	1.66	2.61		(1.26)
Total from investment operations	$4.04		$0.62	$(0.44)	$1.96	$2.84		$(1.04)

Less distributions declared to shareholders
From net investment income	$—		$(0.30)	$(0.42)	$(0.32)	$(0.34)		$(0.26)
From net realized gain	—		(0.22)	(0.12)	—	—		—
Total distributions declared to shareholders	$—		$(0.52)	$(0.54)	$(0.32)	$(0.34)		$(0.26)
Net asset value, end of period (x)	$23.05		$19.01	$18.91	$19.89	$18.25		$15.75
Total return (%) (r)(s)(t)(x)	21.25	(n)	3.04	(1.91)	10.78	18.42	(c)	(6.09)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.11	(a)	0.12	0.11	0.13	0.12	(c)	0.13
Expenses after expense reductions (f)(h)	0.10	(a)	0.10	0.09	0.10	0.10	(c)	0.10
Net investment income (loss) (l)	(0.09	)(a)	1.56	2.21	1.56	1.39	(c)	1.38
Portfolio turnover	11	(n)	6	1	1	3		3
Net assets at end of period (000 omitted)	$13,529,486		$9,936,595	$7,848,998	$5,199,628	$4,166,366		$1,036,517

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class R1			5/31/20	5/31/19	5/31/18	5/31/17		5/31/16
	(unaudited)
Net asset value, beginning of period	$18.04		$17.99	$18.93	$17.39	$15.01		$16.36

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.11)		$0.12	$0.22	$0.06	$0.09	(c)	$0.05
Net realized and unrealized gain (loss)	3.83		0.28	(0.81)	1.63	2.47		(1.21)
Total from investment operations	$3.72		$0.40	$(0.59)	$1.69	$2.56		$(1.16)

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.23)	$(0.15)	$(0.18)		$(0.19)
From net realized gain	—		(0.22)	(0.12)	—	—		—
Total distributions declared to shareholders	$—		$(0.35)	$(0.35)	$(0.15)	$(0.18)		$(0.19)
Net asset value, end of period (x)	$21.76		$18.04	$17.99	$18.93	$17.39		$15.01
Total return (%) (r)(s)(t)(x)	20.62	(n)	2.04	(2.91)	9.70	17.29(	c)	(7.08)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11	(a)	1.12	1.11	1.12	1.12	(c)	1.13
Expenses after expense reductions (f)(h)	1.09	(a)	1.10	1.09	1.10	1.10	(c)	1.10
Net investment income (loss) (l)	(1.09	)(a)	0.67	1.23	0.33	0.58	(c)	0.36
Portfolio turnover	11	(n)	6	1	1	3		3
Net assets at end of period (000 omitted)	$8,606		$7,756	$8,625	$8,912	$8,716		$7,736

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class R2			5/31/20	5/31/19	5/31/18	5/31/17		5/31/16
	(unaudited)
Net asset value, beginning of period	$18.49		$18.39	$19.34	$17.76	$15.34		$16.66

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)		$0.19	$0.33	$0.16	$0.17	(c)	$0.13
Net realized and unrealized gain (loss)	3.93		0.33	(0.84)	1.65	2.52		(1.22)
Total from investment operations	$3.87		$0.52	$(0.51)	$1.81	$2.69		$(1.09)

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.32)	$(0.23)	$(0.27)		$(0.23)
From net realized gain	—		(0.22)	(0.12)	—	—		—
Total distributions declared to shareholders	$—		$(0.42)	$(0.44)	$(0.23)	$(0.27)		$(0.23)
Net asset value, end of period (x)	$22.36		$18.49	$18.39	$19.34	$17.76		$15.34
Total return (%) (r)(s)(t)(x)	20.93	(n)	2.60	(2.41)	10.20	17.82	(c)	(6.55)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.61	(a)	0.62	0.61	0.62	0.62	(c)	0.63
Expenses after expense reductions (f)(h)	0.59	(a)	0.60	0.59	0.60	0.60	(c)	0.60
Net investment income (loss) (l)	(0.59	)(a)	1.02	1.75	0.84	1.07	(c)	0.86
Portfolio turnover	11	(n)	6	1	1	3		3
Net assets at end of period (000 omitted)	$63,862		$53,110	$61,929	$73,998	$72,991		$59,795

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class R3			5/31/20	5/31/19	5/31/18	5/31/17		5/31/16
	(unaudited)
Net asset value, beginning of period	$18.66		$18.57	$19.54	$17.95	$15.49		$16.80

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.24	$0.35	$0.21	$0.21	(c)	$0.17
Net realized and unrealized gain (loss)	3.97		0.33	(0.82)	1.66	2.55		(1.24)
Total from investment operations	$3.93		$0.57	$(0.47)	$1.87	$2.76		$(1.07)

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.38)	$(0.28)	$(0.30)		$(0.24)
From net realized gain	—		(0.22)	(0.12)	—	—		—
Total distributions declared to shareholders	$—		$(0.48)	$(0.50)	$(0.28)	$(0.30)		$(0.24)
Net asset value, end of period (x)	$22.59		$18.66	$18.57	$19.54	$17.95		$15.49
Total return (%) (r)(s)(t)(x)	21.06	(n)	2.83	(2.15)	10.44	18.19	(c)	(6.34)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.36	(a)	0.38	0.36	0.38	0.37	(c)	0.38
Expenses after expense reductions (f)(h)	0.34	(a)	0.35	0.34	0.35	0.35	(c)	0.35
Net investment income (loss) (l)	(0.34	)(a)	1.25	1.86	1.09	1.32	(c)	1.11
Portfolio turnover	11	(n)	6	1	1	3		3
Net assets at end of period (000 omitted)	$1,022,778		$724,023	$523,367	$391,082	$289,853		$230,042

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class R4			5/31/20	5/31/19	5/31/18	5/31/17		5/31/16
	(unaudited)
Net asset value, beginning of period	$18.95		$18.85	$19.82	$18.19	$15.70		$17.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.32	$0.42	$0.26	$0.26	(c)	$0.20
Net realized and unrealized gain (loss)	4.04		0.30	(0.85)	1.69	2.57		(1.24)
Total from investment operations	$4.03		$0.62	$(0.43)	$1.95	$2.83		$(1.04)

Less distributions declared to shareholders
From net investment income	$—		$(0.30)	$(0.42)	$(0.32)	$(0.34)		$(0.26)
From net realized gain	—		(0.22)	(0.12)	—	—		—
Total distributions declared to shareholders	$—		$(0.52)	$(0.54)	$(0.32)	$(0.34)		$(0.26)
Net asset value, end of period (x)	$22.98		$18.95	$18.85	$19.82	$18.19		$15.70
Total return (%) (r)(s)(t)(x)	21.27	(n)	3.04	(1.89)	10.75	18.42	(c)	(6.11)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.11	(a)	0.12	0.11	0.13	0.12	(c)	0.13
Expenses after expense reductions (f)(h)	0.10	(a)	0.10	0.09	0.10	0.10	(c)	0.10
Net investment income (loss) (l)	(0.10	)(a)	1.62	2.22	1.32	1.57	(c)	1.30
Portfolio turnover	11	(n)	6	1	1	3		3
Net assets at end of period (000 omitted)	$1,131,948		$721,937	$779,264	$948,409	$829,724		$506,597

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class R6			5/31/20	5/31/19	5/31/18 (i)
	(unaudited)
Net asset value, beginning of period	$19.03		$18.92	$19.90	$19.09

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.32	$0.43	$0.02
Net realized and unrealized gain (loss)	4.05		0.33	(0.85)	1.12
Total from investment operations	$4.05		$0.65	$(0.42)	$1.14

Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.44)	$(0.33)
From net realized gain	—		(0.22)	(0.12)	—
Total distributions declared to shareholders	$—		$(0.54)	$(0.56)	$(0.33)
Net asset value, end of period (x)	$23.08		$19.03	$18.92	$19.90
Total return (%) (r)(s)(t)(x)	21.28	(n)	3.17	(1.82)	5.98	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.01	(a)	0.02	0.02	0.03	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	(a)
Net investment income (loss) (l)	(0.00	)(a)(w)	1.65	2.25	0.13	(a)
Portfolio turnover	11	(n)	6	1	1	(n)
Net assets at end of period (000 omitted)	$9,884,724		$6,984,049	$4,526,554	$2,698,739

See Notes to Financial Statements

18

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, October 2, 2017, through the stated period end.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International Diversification Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, and greater political, social, and economic instability than developed markets.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds’ shareholder reports are not covered by this report.

The investment objective of each of the international stock funds held by the fund at November 30, 2020 was to seek capital appreciation.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications

20

Notes to Financial Statements (unaudited) – continued

due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue,

21

Notes to Financial Statements (unaudited) – continued

trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

22

Notes to Financial Statements (unaudited) – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$29,633,792,028	$—	$—	$29,633,792,028

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when

23

Notes to Financial Statements (unaudited) – continued

filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/20
Ordinary income (including any short-term capital gains)	$300,909,086
Long-term capital gains	230,005,549

Total distributions	$530,914,635

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/20

Cost of investments	$24,014,620,566
Gross appreciation	5,619,171,462

Gross depreciation	—
Net unrealized appreciation (depreciation)	$5,619,171,462

As of 5/31/20

Undistributed long-term capital gain	124,897,573
Late year ordinary loss deferral	(8,962,474)
Net unrealized appreciation (depreciation)	993,745,509

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. On October 2, 2020, the fund announced that effective December 21, 2020, the time period will be shortened for the automatic

24

Notes to Financial Statements (unaudited) – continued

conversion of Class C shares to Class A shares, of the same fund, from approximately ten years to approximately eight years after purchase. On or about December 21, 2020, any Class C shares that have an original purchase date of December 31, 2012 or earlier will convert to Class A shares, of the same fund. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 11/30/20	Year ended 5/31/20
Class A	$—	$67,819,520
Class B	—	387,736
Class C	—	7,858,901
Class I	—	253,102,831
Class R1	—	182,773
Class R2	—	1,278,642
Class R3	—	15,677,872
Class R4	—	22,450,225
Class R6	—	162,156,135
Total	$—	$530,914,635

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, including fees and expenses associated with investments in investment companies and other similar investment vehicles, such that fund operating expenses do not exceed 0.10% annually of the class’s average daily net assets for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares and 0.00% annually of the class’s average daily net assets for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2021. For the six months ended November 30, 2020, this reduction amounted to $1,798,387, which is included in the reduction of total expenses in the Statement of Operations.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $295,330 for the six months ended November 30, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

25

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$3,933,207
Class B	0.75%	0.25%	1.00%	1.00%	106,792
Class C	0.75%	0.25%	1.00%	1.00%	2,204,695
Class R1	0.75%	0.25%	1.00%	1.00%	40,750
Class R2	0.25%	0.25%	0.50%	0.50%	147,544
Class R3	—	0.25%	0.25%	0.25%	1,067,247
Total Distribution and Service Fees					$7,500,235

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2020, this rebate amounted to $1,882, $9, $53, and $21 for Class A, Class B, Class C, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2020, were as follows:

Amount
Class A	$22,972
Class B	10,171
Class C	23,766

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2020, the fee was $322,021, which equated to 0.0025% annually of the fund’s average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service

26

Notes to Financial Statements (unaudited) – continued

providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $8,293,393.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended November 30, 2020 was equivalent to an annual effective rate of 0.0001% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

(4) Portfolio Securities

For the six months ended November 30, 2020, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $5,812,554,270 and $2,663,187,167, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/20		Year ended 5/31/20

	Shares	Amount	Shares	Amount
Shares sold
Class A	20,839,780	$441,305,413	41,250,536	$798,861,213
Class B	10,080	207,103	7,171	137,727
Class C	1,296,093	26,655,909	4,774,099	91,525,185
Class I	125,629,362	2,674,299,892	266,430,478	5,141,105,282
Class R1	37,251	751,939	128,033	2,376,947
Class R2	444,425	9,116,657	1,180,186	22,541,074
Class R3	11,499,507	241,800,430	19,364,507	370,821,785
Class R4	16,259,302	348,028,484	11,276,261	221,195,859
Class R6	96,347,707	2,055,888,905	175,315,187	3,423,958,035
	272,363,507	$5,798,054,732	519,726,458	$10,072,523,107

27

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/20		Year ended 5/31/20

	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	3,040,475	$63,363,512
Class B	—	—	18,040	373,253
Class C	—	—	341,310	6,969,545
Class I	—	—	10,366,283	218,210,265
Class R1	—	—	9,111	182,773
Class R2	—	—	53,169	1,090,507
Class R3	—	—	758,076	15,677,014
Class R4	—	—	995,391	20,883,293
Class R6	—	—	7,405,196	155,953,430
	—	$—	22,987,051	$482,703,592

Shares reacquired
Class A	(13,900,835)	$(290,797,580)	(27,918,023)	$(524,778,931)
Class B	(144,647)	(2,999,220)	(410,250)	(7,733,270)
Class C	(3,474,222)	(70,738,711)	(8,128,098)	(150,652,720)
Class I	(61,303,348)	(1,295,984,159)	(169,321,688)	(3,154,741,089)
Class R1	(71,766)	(1,422,503)	(186,673)	(3,404,779)
Class R2	(460,763)	(9,422,193)	(1,727,193)	(33,092,520)
Class R3	(5,032,340)	(104,365,531)	(9,499,079)	(183,036,430)
Class R4	(5,086,997)	(108,758,405)	(15,526,585)	(308,304,175)
Class R6	(35,101,161)	(745,869,528)	(54,979,151)	(1,045,351,602)
	(124,576,079)	$(2,630,357,830)	(287,696,740)	$(5,411,095,516)

Net change
Class A	6,938,945	$150,507,833	16,372,988	$337,445,794
Class B	(134,567)	(2,792,117)	(385,039)	(7,222,290)
Class C	(2,178,129)	(44,082,802)	(3,012,689)	(52,157,990)
Class I	64,326,014	1,378,315,733	107,475,073	2,204,574,458
Class R1	(34,515)	(670,564)	(49,529)	(845,059)
Class R2	(16,338)	(305,536)	(493,838)	(9,460,939)
Class R3	6,467,167	137,434,899	10,623,504	203,462,369
Class R4	11,172,305	239,270,079	(3,254,933)	(66,225,023)
Class R6	61,246,546	1,310,019,377	127,741,232	2,534,559,863
	147,787,428	$3,167,696,902	255,016,769	$5,144,131,183

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks

28

Notes to Financial Statements (unaudited) – continued

under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2020, the fund’s commitment fee and interest expense were $53,806 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Emerging Markets Equity Fund	$3,203,385,279	$900,854,951	$5,571,630	$(989,074)	$1,028,562,547	$5,126,242,073
MFS Institutional Money Market Portfolio	58,832,709	333,539,385	326,699,335	(6,384)	—	65,666,375
MFS International Growth Fund	4,837,956,951	69,867,433	1,323,772,504	97,104,252	821,741,768	4,502,897,900
MFS International Intrinsic Value Fund	4,870,125,294	133,885,505	1,321,004,470	124,185,285	661,874,163	4,469,065,777
MFS International Large Cap Value Fund	—	4,040,282,846	4,078	(12)	377,935,113	4,418,213,869
MFS International New Discovery Fund	2,189,290,663	314,094,758	134,801	(19,210)	447,637,031	2,950,868,441
MFS Research International Fund	6,472,779,783	353,568,779	12,699,684	(486,616)	1,287,675,331	8,100,837,593
	$21,632,370,679	$6,146,093,657	$2,989,886,502	$219,788,241	$4,625,425,953	$29,633,792,028

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Emerging Markets Equity Fund					$—	$—
MFS Institutional Money Market Portfolio					36,216	—
MFS International Growth Fund					—	—
MFS International Intrinsic Value Fund					—	—
MFS International Large Cap Value Fund					—	—
MFS International New Discovery Fund					—	—
MFS Research International Fund					—	—
					$36,216	$—

29

Notes to Financial Statements (unaudited) – continued

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

30

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS International Diversification Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2020 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2019 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing

31

Board Review of Investment Advisory Agreement – continued

investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the ten-, five-, three- and one-year periods ended December 31, 2019.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

The Trustees considered that MFS does not charge an advisory fee for providing investment advisory services to the Fund, but that the Fund pays its pro rata share of the advisory fees paid by the underlying funds in which it invests (the “Underlying Funds”).

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the total expense ratios of the Broadridge

32

Board Review of Investment Advisory Agreement – continued

expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2020.

33

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

34

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CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

November 30, 2020

MFS® Managed Wealth Fund

MGW-SEM

MFS® Managed Wealth Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

Markets experienced dramatic swings this year as the coronavirus pandemic brought the global economy to a standstill for several months early in the year. The speedy development of vaccines and therapeutics later brightened the economic and market outlook, but a great deal of uncertainty remains as case counts in the United States and Europe remain very high and it is still unclear how quickly vaccines can be made widely available. In the United States, political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support.

Additional U.S. stimulus is anticipated with the Democrats in the White House and holding a majority in both houses of Congress. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of our global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline and thoughtful risk management to create sustainable value for investors.

Respectfully,

Michael W. Roberge

Chief Executive Officer

MFS Investment Management

January 14, 2021

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	30.2%
	MFS Institutional International Equity Fund	29.7%
	MFS Value Fund	29.6%
Market Exposure Overlay	Mini MSCI EAFE Index Future DEC 18 20		(25.9)%
	Mini Russell 1000 Value Index Future DEC 18 20		(26.0)%
	Mini Russell 1000 Growth Future DEC 18 20		(26.9)%
Net Equity Exposure				10.7%
	Standard & Poors 500 Index Option 3200.00 PUT DEC 18 20		0.2%
	Standard & Poors 500 Index Option 2625.00 PUT DEC 18 20 (o)		(0.0)%
	Standard & Poors 500 Index Option 2900.00 PUT DEC 18 20 (o)		(0.0)%
	Standard & Poors 500 Index Option 3000.00 PUT MAR 19 21		(0.3)%
	Standard & Poors 500 Index Option 3400.00 PUT DEC 18 20		(0.6)%
Standard & Poors Index Option PUT(s)				(0.7)%
Downside Hedge(s)				(0.7)%
Net Equivalent Equity Exposure		89.5%	(79.5)%	10.0%
Limited Maturity U.S. Treasury Notes				2.1%
Cash	Cash & Cash Equivalent (d)			8.3%
	Other (e)			79.6%
Total Net Exposure Summary				100.0%

2

Portfolio Composition – continued

Top ten holdings (c)(i)
Microsoft Corp.	2.9%
Amazon.com, Inc.	2.7%
Nestle S.A.	1.6%
Alphabet, Inc., “A”	1.4%
JPMorgan Chase & Co.	1.2%
Thermo Fisher Scientific, Inc.	1.2%
Adobe Systems, Inc.	1.2%
Mini MSCI EAFE Index Future DEC 18 20	(25.9)%
Mini Russell 1000 Value Index Future DEC 18 20	(26.0)%
Mini Russell 1000 Growth Future DEC 18 20	(26.9)%

(a)

Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.

(b)

Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.

(c)

For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.

(d)

Cash & Cash Equivalents includes any cash, investments in money market funds, short term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

(e)

Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.

(i)	For purposes of this presentation, the components include a look-through to the individual holdings within the underlying affiliated funds.
(o)	Less than 0.1%.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of November 30, 2020.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2020 through November 30, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2020 through November 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/20	Ending Account Value 11/30/20	Expenses Paid During Period (p) 6/01/20-11/30/20
A	Actual	0.83%	$1,000.00	$998.27	$4.16
	Hypothetical (h)	0.83%	$1,000.00	$1,020.91	$4.20
B	Actual	1.62%	$1,000.00	$993.77	$8.10
	Hypothetical (h)	1.62%	$1,000.00	$1,016.95	$8.19
C	Actual	1.62%	$1,000.00	$993.74	$8.10
	Hypothetical (h)	1.62%	$1,000.00	$1,016.95	$8.19
I	Actual	0.62%	$1,000.00	$999.14	$3.11
	Hypothetical (h)	0.62%	$1,000.00	$1,021.96	$3.14
R1	Actual	1.62%	$1,000.00	$993.77	$8.10
	Hypothetical (h)	1.62%	$1,000.00	$1,016.95	$8.19
R2	Actual	1.12%	$1,000.00	$996.52	$5.61
	Hypothetical (h)	1.12%	$1,000.00	$1,019.45	$5.67
R3	Actual	0.87%	$1,000.00	$998.27	$4.36
	Hypothetical (h)	0.87%	$1,000.00	$1,020.71	$4.41
R4	Actual	0.62%	$1,000.00	$999.14	$3.11
	Hypothetical (h)	0.62%	$1,000.00	$1,021.96	$3.14
R6	Actual	0.56%	$1,000.00	$999.14	$2.81
	Hypothetical (h)	0.56%	$1,000.00	$1,022.26	$2.84

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.04%. See Note 3 in the Notes to Financial Statements for additional information.

Expense ratios include 0.01% of interest expense on uncovered collateral or margin obligations with the broker (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

5

PORTFOLIO OF INVESTMENTS

11/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 2.1%
U.S. Treasury Obligations - 2.1%
U.S. Treasury Notes, 2.375%, 12/31/2020 (f)	$650,000	$651,189
U.S. Treasury Notes, 2.25%, 3/31/2021 (f)	650,000	654,672
U.S. Treasury Notes, 2.625%, 6/15/2021 (f)	650,000	658,887
U.S. Treasury Notes, 1.125%, 9/30/2021 (f)	650,000	655,535
U.S. Treasury Notes, 2%, 12/31/2021 (f)	650,000	663,228
Total Bonds (Identified Cost, $3,297,539)		$3,283,511

Investment Companies (h) - 93.2%
International Stock Funds - 29.7%
MFS Institutional International Equity Fund	1,602,412	$47,175,018

U.S. Stock Funds - 59.8%
MFS Growth Fund - Class R6	295,524	$48,010,756
MFS Value Fund - Class R6	1,067,413	47,158,307

		$95,169,063
Money Market Funds - 3.7%
MFS Institutional Money Market Portfolio, 0.1% (v)	5,830,632	$5,830,632
Total Investment Companies (Identified Cost, $111,677,701)		$148,174,713

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options - 0.0%
Market Index Securities - 0.0%
S&P 500 Index - December 2020 @ $2,625	Put	Exchange Traded	$724,326	2	$320
S&P 500 Index - December 2020 @ $2,900	Put	Exchange Traded	3,621,630	10	1,700
S&P 500 Index - December 2020 @ $3,400	Put	Exchange Traded	8,329,749	23	27,163
S&P 500 Index - March 2021 @ $3,000	Put	Exchange Traded	4,345,956	12	41,040
Total Purchased Options (Premiums Paid, $237,863)					$70,223

Written Options (see table below) - (0.0)%
(Premiums Received, $41,883)					$(9,890)

Other Assets, Less Liabilities - 4.7%					7,536,801
Net Assets - 100.0%					$159,055,358

6

Portfolio of Investments (unaudited) – continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $148,174,713 and $3,353,734, respectively.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Derivative Contracts at 11/30/20

Written Options

Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives

Market Index Securities
S&P 500 Index	Put	Exchange Traded	23	$8,329,749	$3,200	December - 2020	$(9,890)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Liability Derivatives

Equity Futures
Mini MSCI EAFE Index	Short	USD	406	$41,269,900	December - 2020	$(2,946,200)
Mini Russell 1000 Growth Index	Short	USD	368	42,750,560	December - 2020	(3,464,702)
Mini Russell 1000 Value Index	Short	USD	636	41,384,520	December - 2020	(4,368,577)

						$(10,779,479)

At November 30, 2020, the fund had cash collateral of $6,007,858 and other liquid securities with an aggregate value of $3,283,516 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $3,535,402)	$3,353,734
Investments in affiliated issuers, at value (identified cost, $111,677,701)	148,174,713
Deposits with brokers for
Futures contracts	6,007,858
Receivables for
Net daily variation margin on open futures contracts	1,391,101
Investments sold	75,587
Fund shares sold	597,178
Interest	23,515
Total assets	$159,623,686

Liabilities
Payables for
Fund shares reacquired	$482,550
Written options (premiums received, $41,883)	9,890
Payable to affiliates
Investment adviser	5,904
Administrative services fee	343
Shareholder servicing costs	27,295
Distribution and service fees	1,234
Payable for independent Trustees’ compensation	76
Accrued expenses and other liabilities	41,036
Total liabilities	$568,328
Net assets	$159,055,358

Net assets consist of
Paid-in capital	$154,430,423
Total distributable earnings (loss)	4,624,935
Net assets	$159,055,358
Shares of beneficial interest outstanding	13,793,261

8

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$11,755,756	1,020,681	$11.52
Class B	74,882	6,709	11.16
Class C	8,100,208	728,975	11.11
Class I	121,400,799	10,503,843	11.56
Class R1	57,900	5,187	11.16
Class R2	59,483	5,198	11.44
Class R3	60,231	5,228	11.52
Class R4	61,000	5,279	11.56
Class R6	17,485,099	1,512,161	11.56

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.22 [100 / 94.25 x $11.52]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends from affiliated issuers	$416,711
Interest	32,241
Other	16
Total investment income	$448,968
Expenses
Management fee	$260,027
Distribution and service fees	48,117
Shareholder servicing costs	46,567
Administrative services fee	15,203
Independent Trustees’ compensation	588
Custodian fee	6,735
Shareholder communications	6,315
Audit and tax fees	24,873
Legal fees	702
Registration fees	75,339
Miscellaneous	29,481
Total expenses	$513,947
Reduction of expenses by investment adviser and distributor	(10,835)
Net expenses	$503,112
Net investment income (loss)	$(54,144)

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(129,759)
Affiliated issuers	1,518,702
Capital gain distributions from affiliated issuers	88,357
Futures contracts	(24,307,395)
Net realized gain (loss)	$(22,830,095)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(161,877)
Affiliated issuers	20,849,845
Written options	31,993
Futures contracts	1,721,349
Net unrealized gain (loss)	$22,441,310
Net realized and unrealized gain (loss)	$(388,785)
Change in net assets from operations	$(442,929)

See Notes to Financial Statements

10

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/20 (unaudited)	Year ended 5/31/20

From operations
Net investment income (loss)	$(54,144)	$359,659
Net realized gain (loss)	(22,830,095)	6,284,975
Net unrealized gain (loss)	22,441,310	(3,138,779)
Change in net assets from operations	$(442,929)	$3,505,855
Total distributions to shareholders	$—	$(240,022)
Change in net assets from fund share transactions	$51,258,636	$65,580,651
Total change in net assets	$50,815,707	$68,846,484

Net assets
At beginning of period	108,239,651	39,393,167
At end of period	$159,055,358	$108,239,651

See Notes to Financial Statements

11

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/20		Year ended
Class A			5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
	(unaudited)
Net asset value, beginning of period	$11.54		$10.91	$10.37	$10.14	$10.00	$10.17

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.09	$0.07	$0.04	$0.05	$0.02
Net realized and unrealized gain (loss)	(0.01)		0.60	0.51	0.27	0.34	(0.08)
Total from investment operations	$(0.02)		$0.69	$0.58	$0.31	$0.39	$(0.06)

Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.04)	$(0.08)	$—	$(0.05)
From net realized gain	—		—	—	—	(0.25)	(0.06)
Total distributions declared to shareholders	$—		$(0.06)	$(0.04)	$(0.08)	$(0.25)	$(0.11)
Net asset value, end of period (x)	$11.52		$11.54	$10.91	$10.37	$10.14	$10.00
Total return (%) (r)(s)(t)(x)	(0.17	)(n)	6.30	5.59	3.08	4.09	(0.59)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.88	(a)	1.20	1.43	1.73	1.14	0.99
Expenses after expense reductions (f)(h)	0.83	(a)	0.74	0.71	0.75	0.83	0.83
Net investment income (loss)	(0.18	)(a)(l)	0.77	0.64	0.41	0.48	0.20
Portfolio turnover	26	(n)	28	17	18	5	26
Net assets at end of period (000 omitted)	$11,756		$12,826	$8,205	$4,698	$4,842	$6,319

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class B			5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
	(unaudited)
Net asset value, beginning of period	$11.23		$10.66	$10.19	$9.98	$9.92	$10.13

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$(0.01)	$(0.03)	$(0.04)	$(0.04)	$(0.07)
Net realized and unrealized gain (loss)	(0.01)		0.58	0.50	0.25	0.35	(0.08)
Total from investment operations	$(0.07)		$0.57	$0.47	$0.21	$0.31	$(0.15)

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$—	$—
From net realized gain	—		—	—	—	(0.25)	(0.06)
Total distributions declared to shareholders	$—		$—	$—	$—	$(0.25)	$(0.06)
Net asset value, end of period (x)	$11.16		$11.23	$10.66	$10.19	$9.98	$9.92
Total return (%) (r)(s)(t)(x)	(0.62	)(n)	5.35	4.61	2.10	3.30	(1.48)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.63	(a)	1.96	2.18	2.49	1.90	1.74
Expenses after expense reductions (f)(h)	1.62	(a)	1.67	1.65	1.64	1.66	1.66
Net investment income (loss)	(1.00	)(a)(l)	(0.05)	(0.31)	(0.42)	(0.42)	(0.71)
Portfolio turnover	26	(n)	28	17	18	5	26
Net assets at end of period (000 omitted)	$75		$75	$98	$89	$62	$68

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class C			5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
	(unaudited)
Net asset value, beginning of period	$11.18		$10.62	$10.15	$9.93	$9.88	$10.09

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$(0.02)	$(0.03)	$(0.04)	$(0.03)	$(0.06)
Net realized and unrealized gain (loss)	(0.01)		0.58	0.50	0.26	0.33	(0.08)
Total from investment operations	$(0.07)		$0.56	$0.47	$0.22	$0.30	$(0.14)

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$—	$(0.01)
From net realized gain	—		—	—	—	(0.25)	(0.06)
Total distributions declared to shareholders	$—		$—	$—	$—	$(0.25)	$(0.07)
Net asset value, end of period (x)	$11.11		$11.18	$10.62	$10.15	$9.93	$9.88
Total return (%) (r)(s)(t)(x)	(0.63	)(n)	5.27	4.63	2.22	3.22	(1.40)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.63	(a)	1.94	2.19	2.47	1.87	1.74
Expenses after expense reductions (f)(h)	1.62	(a)	1.67	1.65	1.65	1.66	1.66
Net investment income (loss)	(1.09	)(a)(l)	(0.19)	(0.27)	(0.40)	(0.28)	(0.60)
Portfolio turnover	26	(n)	28	17	18	5	26
Net assets at end of period (000 omitted)	$8,100		$2,462	$1,074	$905	$1,668	$3,618

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class I			5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
	(unaudited)
Net asset value, beginning of period	$11.57		$10.94	$10.39	$10.17	$10.01	$10.17

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.08	$0.07	$0.08	$0.06	$0.05
Net realized and unrealized gain (loss)	(0.01)		0.61	0.52	0.24	0.35	(0.09)
Total from investment operations	$(0.01)		$0.69	$0.59	$0.32	$0.41	$(0.04)

Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.04)	$(0.10)	$—	$(0.06)
From net realized gain	—		—	—	—	(0.25)	(0.06)
Total distributions declared to shareholders	$—		$(0.06)	$(0.04)	$(0.10)	$(0.25)	$(0.12)
Net asset value, end of period (x)	$11.56		$11.57	$10.94	$10.39	$10.17	$10.01
Total return (%) (r)(s)(t)(x)	(0.09	)(n)	6.33	5.74	3.12	4.28	(0.41)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.63	(a)	0.94	1.16	1.48	0.87	0.74
Expenses after expense reductions (f)(h)	0.62	(a)	0.67	0.65	0.65	0.66	0.66
Net investment income (loss)	(0.02	)(a)(l)	0.67	0.64	0.73	0.65	0.51
Portfolio turnover	26	(n)	28	17	18	5	26
Net assets at end of period (000 omitted)	$121,401		$78,292	$24,169	$14,632	$17,167	$50,757

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class R1			5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
	(unaudited)
Net asset value, beginning of period	$11.23		$10.66	$10.19	$9.98	$9.92	$10.13

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$(0.01)	$(0.03)	$(0.04)	$(0.04)	$(0.07)
Net realized and unrealized gain (loss)	(0.01)		0.58	0.50	0.25	0.35	(0.08)
Total from investment operations	$(0.07)		$0.57	$0.47	$0.21	$0.31	$(0.15)

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$—	$—
From net realized gain	—		—	—	—	(0.25)	(0.06)
Total distributions declared to shareholders	$—		$—	$—	$—	$(0.25)	$(0.06)
Net asset value, end of period (x)	$11.16		$11.23	$10.66	$10.19	$9.98	$9.92
Total return (%) (r)(s)(t)(x)	(0.62	)(n)	5.35	4.61	2.10	3.30	(1.48)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.63	(a)	1.96	2.19	2.48	1.90	1.74
Expenses after expense reductions (f)(h)	1.62	(a)	1.67	1.65	1.65	1.66	1.66
Net investment income (loss)	(0.99	)(a)(l)	(0.10)	(0.29)	(0.36)	(0.42)	(0.71)
Portfolio turnover	26	(n)	28	17	18	5	26
Net assets at end of period (000 omitted)	$58		$58	$55	$53	$52	$50

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class R2			5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
	(unaudited)
Net asset value, beginning of period	$11.48		$10.86	$10.33	$10.11	$10.00	$10.15

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.04	$0.02	$0.01	$0.01	$(0.02)
Net realized and unrealized gain (loss)	(0.01)		0.59	0.51	0.26	0.35	(0.07)
Total from investment operations	$(0.04)		$0.63	$0.53	$0.27	$0.36	$(0.09)

Less distributions declared to shareholders
From net investment income	$—		$(0.01)	$—	$(0.05)	$—	$—
From net realized gain	—		—	—	—	(0.25)	(0.06)
Total distributions declared to shareholders	$—		$(0.01)	$—	$(0.05)	$(0.25)	$(0.06)
Net asset value, end of period (x)	$11.44		$11.48	$10.86	$10.33	$10.11	$10.00
Total return (%) (r)(s)(t)(x)	(0.35	)(n)	5.79	5.13	2.66	3.78	(0.89)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.13	(a)	1.46	1.69	1.98	1.40	1.24
Expenses after expense reductions (f)(h)	1.12	(a)	1.17	1.15	1.15	1.16	1.16
Net investment income (loss)	(0.49	)(a)(l)	0.40	0.21	0.13	0.08	(0.22)
Portfolio turnover	26	(n)	28	17	18	5	26
Net assets at end of period (000 omitted)	$59		$60	$56	$54	$52	$50

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class R3			5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
	(unaudited)
Net asset value, beginning of period	$11.55		$10.92	$10.37	$10.15	$10.01	$10.16

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.07	$0.05	$0.04	$0.03	$0.00 (w)
Net realized and unrealized gain (loss)	(0.02)		0.59	0.52	0.25	0.36	(0.07)
Total from investment operations	$(0.03)		$0.66	$0.57	$0.29	$0.39	$(0.07)

Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.02)	$(0.07)	$—	$(0.02)
From net realized gain	—		—	—	—	(0.25)	(0.06)
Total distributions declared to shareholders	$—		$(0.03)	$(0.02)	$(0.07)	$(0.25)	$(0.08)
Net asset value, end of period (x)	$11.52		$11.55	$10.92	$10.37	$10.15	$10.01
Total return (%) (r)(s)(t)(x)	(0.26	)(n)	6.09	5.49	2.90	4.08	(0.74)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.88	(a)	1.21	1.44	1.73	1.15	0.99
Expenses after expense reductions (f)(h)	0.87	(a)	0.92	0.90	0.90	0.91	0.91
Net investment income (loss)	(0.24	)(a)(l)	0.65	0.45	0.38	0.33	0.03
Portfolio turnover	26	(n)	28	17	18	5	26
Net assets at end of period (000 omitted)	$60		$60	$57	$54	$52	$50

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class R4			5/31/20	5/31/19	5/31/18	5/31/17	5/31/16
	(unaudited)
Net asset value, beginning of period	$11.57		$10.93	$10.39	$10.17	$10.00	$10.17

Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.10	$0.07	$0.07	$0.06	$0.03
Net realized and unrealized gain (loss)	(0.01)		0.60	0.51	0.25	0.36	(0.08)
Total from investment operations	$(0.01)		$0.70	$0.58	$0.32	$0.42	$(0.05)

Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.04)	$(0.10)	$—	$(0.06)
From net realized gain	—		—	—	—	(0.25)	(0.06)
Total distributions declared to shareholders	$—		$(0.06)	$(0.04)	$(0.10)	$(0.25)	$(0.12)
Net asset value, end of period (x)	$11.56		$11.57	$10.93	$10.39	$10.17	$10.00
Total return (%) (r)(s)(t)(x)	(0.09	)(n)	6.43	5.64	3.15	4.39	(0.51)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.63	(a)	0.96	1.19	1.48	0.90	0.74
Expenses after expense reductions (f)(h)	0.62	(a)	0.67	0.65	0.65	0.66	0.66
Net investment income (loss)	0.01	(a)(l)	0.90	0.71	0.64	0.58	0.28
Portfolio turnover	26	(n)	28	17	18	5	26
Net assets at end of period (000 omitted)	$61		$61	$57	$54	$53	$50

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/20		Year ended
Class R6			5/31/20	5/31/19	5/31/18 (i)
	(unaudited)
Net asset value, beginning of period	$11.57		$10.93	$10.39	$10.21

Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.09	$0.08	$(0.01)
Net realized and unrealized gain (loss)	(0.01)		0.61	0.51	0.29
Total from investment operations	$(0.01)		$0.70	$0.59	$0.28

Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.05)	$(0.10)
Total distributions declared to shareholders	$—		$(0.06)	$(0.05)	$(0.10)
Net asset value, end of period (x)	$11.56		$11.57	$10.93	$10.39
Total return (%) (r)(s)(t)(x)	(0.09	)(n)	6.44	5.67	2.80	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	(a)	0.91	1.18	1.53	(a)
Expenses after expense reductions (f)(h)	0.56	(a)	0.62	0.64	0.64	(a)
Net investment income (loss)	0.05	(a)(l)	0.84	0.74	(0.17	)(a)(l)
Portfolio turnover	26	(n)	28	17	18
Net assets at end of period (000 omitted)	$17,485		$14,345	$5,621	$4,348

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, October 2, 2017, through the stated period end.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Managed Wealth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage. The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, and greater political, social, and economic instability than developed markets.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds’ shareholder reports are not covered by this report.

The investment objective of each of the underlying funds held by the fund at November 30, 2020 was to seek capital appreciation.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on

21

Notes to Financial Statements (unaudited) – continued

Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per

22

Notes to Financial Statements (unaudited) – continued

share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

23

Notes to Financial Statements (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and written options. The following is a summary of the levels used as of November 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$69,903	$320	$—	$70,223
U.S. Treasury Bonds & U.S. Government
Agencies & Equivalents	—	3,283,511	—	3,283,511
Mutual Funds	148,174,713	—	—	148,174,713
Total	$148,244,616	$3,283,831	$—	$151,528,447

Other Financial Instruments
Futures Contracts – Liabilities	$(10,779,479)	$—	$—	$(10,779,479)
Written Options – Liabilities	(9,890)	—	—	(9,890)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were written options, purchased options, and futures contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2020 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Equity Futures	$—	$(10,779,479)
Equity	Purchased Equity Options	70,223	—
Equity	Written Equity Options	—	(9,890)
Total		$70,223	$(10,789,369)

24

Notes to Financial Statements (unaudited) – continued

(a)

The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the fund’s Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Unaffiliated Issuers (Purchased Options)
Equity	$(24,307,395)	$(127,963)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended November 30, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Equity	$1,721,349	$(135,260)	$31,993

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or

25

Notes to Financial Statements (unaudited) – continued

delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of November 30, 2020:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$1,391,101	$—
Purchased Options	70,223	—
Written Options	—	(9,890)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$1,461,324	$(9,890)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	1,461,324	(9,890)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$—	$—

(a)

The amount presented here represents the fund’s current day net variation margin for futures contracts. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether

26

Notes to Financial Statements (unaudited) – continued

the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty

27

Notes to Financial Statements (unaudited) – continued

credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.

28

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/20
Ordinary income (including any short-term capital gains)	$240,022

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/20

Cost of investments	$116,848,613
Gross appreciation	34,862,720

Gross depreciation	(182,886)
Net unrealized appreciation (depreciation)	$34,679,834

As of 5/31/20

Undistributed ordinary income	319,996
Capital loss carryforwards	(9,276,378)
Net unrealized appreciation (depreciation)	14,024,246

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of May 31, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(5,613,717)
Long-Term	(3,662,661)
Total	$(9,276,378)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. On October 2, 2020, the fund announced that effective December 21, 2020, the time period will be shortened for the automatic conversion of Class C shares to Class A shares, of the same fund, from approximately ten years to approximately eight years after purchase. On or about December 21, 2020, any Class C shares that have an original purchase date of December 31, 2012 or earlier

29

Notes to Financial Statements (unaudited) – continued

will convert to Class A shares, of the same fund. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 11/30/20	Year ended 5/31/20
Class A	$—	$44,601
Class I	—	161,629
Class R2	—	43
Class R3	—	179
Class R4	—	318
Class R6	—	33,252
Total	$—	$240,022

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.35% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2020, this management fee reduction amounted to $8,334, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2020 was equivalent to an annual effective rate of 0.34% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
0.91%	1.66%	1.66%	0.66%	1.66%	1.16%	0.91%	0.66%	0.63%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2021. For the six months ended November 30, 2020, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

30

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,808 for the six months ended November 30, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.21%	$14,038
Class B	0.75%	0.25%	1.00%	1.00%	379
Class C	0.75%	0.25%	1.00%	1.00%	33,182
Class R1	0.75%	0.25%	1.00%	1.00%	292
Class R2	0.25%	0.25%	0.50%	0.50%	150
Class R3	—	0.25%	0.25%	0.25%	76
Total Distribution and Service Fees					$48,117

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2020, this rebate amounted to $2,501 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2020, were as follows:

Amount
Class A	$—
Class B	—
Class C	219

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as

31

Notes to Financial Statements (unaudited) – continued

determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2020, the fee was $2,365, which equated to 0.0032% annually of the fund’s average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $44,202.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2020 was equivalent to an annual effective rate of 0.0205% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

At November 30, 2020, MFS held approximately 77% of the outstanding shares of Class B and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4.

(4) Portfolio Securities

For the six months ended November 30, 2020, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$1,122,642	$400,000
Non-U.S. Government securities	55,035,622	34,547,895

32

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/20		Year ended 5/31/20

	Shares	Amount	Shares	Amount
Shares sold
Class A	905,561	$10,495,590	560,712	$6,354,034
Class C	532,392	5,981,189	160,345	1,757,588
Class I	7,541,543	87,643,740	6,246,135	70,818,622
Class R6	427,651	4,860,217	969,170	11,085,853
	9,407,147	$108,980,736	7,936,362	$90,016,097

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	3,993	$44,601
Class I	—	—	14,444	161,629
Class R2	—	—	4	43
Class R3	—	—	16	179
Class R4	—	—	28	318
Class R6	—	—	27	307
	—	$—	18,512	$207,077

Shares reacquired
Class A	(996,078)	$(11,572,685)	(205,297)	$(2,335,764)
Class B	—	—	(2,498)	(27,502)
Class C	(23,617)	(264,429)	(41,354)	(458,453)
Class I	(3,804,659)	(44,192,736)	(1,703,504)	(19,073,479)
Class R6	(155,202)	(1,692,250)	(243,543)	(2,747,325)
	(4,979,556)	$(57,722,100)	(2,196,196)	$(24,642,523)

Net change
Class A	(90,517)	$(1,077,095)	359,408	$4,062,871
Class B	—	—	(2,498)	(27,502)
Class C	508,775	5,716,760	118,991	1,299,135
Class I	3,736,884	43,451,004	4,557,075	51,906,772
Class R2	—	—	4	43
Class R3	—	—	16	179
Class R4	—	—	28	318
Class R6	272,449	3,167,967	725,654	8,338,835
	4,427,591	$51,258,636	5,758,678	$65,580,651

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

33

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2020, the fund’s commitment fee and interest expense were $211 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Growth Fund	$32,632,249	$18,975,036	$11,601,926	$438,503	$7,566,894	$48,010,756
MFS Institutional International Equity Fund	33,133,260	17,543,213	11,525,418	539,461	7,484,502	47,175,018
MFS Institutional Money Market Portfolio	52,997	84,177,413	78,399,286	(492)	—	5,830,632
MFS Value Fund	33,219,479	19,019,700	11,420,551	541,230	5,798,449	47,158,307
	$99,037,985	$139,715,362	$112,947,181	$1,518,702	$20,849,845	$148,174,713

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Growth Fund					$—	$88,357
MFS Institutional International Equity Fund					—	—
MFS Institutional Money Market Portfolio					2,740	—
MFS Value Fund					413,971	—
					$416,711	$88,357

34

Notes to Financial Statements (unaudited) – continued

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

35

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS Managed Wealth Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2020 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2019 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as

36

Board Review of Investment Advisory Agreement – continued

compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the five-, three- and one-year periods ended December 31, 2019.

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the

37

Board Review of Investment Advisory Agreement – continued

continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund, and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

38

Board Review of Investment Advisory Agreement – continued

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2020.

39

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

40

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

November 30, 2020

MFS® International Large Cap

Value Fund

MKV-SEM

MFS® International Large Cap Value Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

Markets experienced dramatic swings this year as the coronavirus pandemic brought the global economy to a standstill for several months early in the year. The speedy development of vaccines and therapeutics later brightened the economic and market outlook, but a great deal of uncertainty remains as case counts in the United States and Europe remain very high and it is still unclear how quickly vaccines can be made widely available. In the United States, political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Additional U.S. stimulus is anticipated with the Democrats in the

White House and holding a majority in both houses of Congress. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of our global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline and thoughtful risk management to create sustainable value for investors.

Respectfully,

Michael W. Roberge

Chief Executive Officer

MFS Investment Management

January 14, 2021

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Vodafone Group PLC	2.9%
UBS Group AG	2.5%
Schneider Electric SE	2.4%
Iberdrola S.A.	2.3%
Rio Tinto PLC	2.3%
Canadian Pacific Railway Ltd.	2.1%
Novartis AG	2.1%
Willis TowersWatson PLC	2.0%
KDDI Corp.	2.0%
Barclays PLC	1.9%

GICS equity sectors (g)
Financials	24.6%
Industrials	17.7%
Information Technology	12.3%
Consumer Staples	10.0%
Communication Services	7.1%
Consumer Discretionary	6.3%
Health Care	6.3%
Utilities	6.1%
Materials	4.9%
Energy	3.2%
Real Estate	0.5%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of November 30, 2020.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 30, 2020 through November 30, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 30, 2020 through November 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/30/20	Ending Account Value 11/30/20	Expenses Paid During Period (p) 6/30/20-11/30/20
A	Actual	0.93%	$1,000.00	$1,146.00	$4.21
	Hypothetical (h)	0.93%	$1,000.00	$1,020.41	$4.71
C	Actual	1.68%	$1,000.00	$1,141.00	$7.59
	Hypothetical (h)	1.68%	$1,000.00	$1,016.65	$8.49
I	Actual	0.68%	$1,000.00	$1,148.00	$3.08
	Hypothetical (h)	0.68%	$1,000.00	$1,021.66	$3.45
R1	Actual	1.68%	$1,000.00	$1,141.00	$7.59
	Hypothetical (h)	1.68%	$1,000.00	$1,016.65	$8.49
R2	Actual	1.18%	$1,000.00	$1,143.00	$5.33
	Hypothetical (h)	1.18%	$1,000.00	$1,019.15	$5.97
R3	Actual	0.93%	$1,000.00	$1,146.00	$4.21
	Hypothetical (h)	0.93%	$1,000.00	$1,020.41	$4.71
R4	Actual	0.68%	$1,000.00	$1,149.00	$3.08
	Hypothetical (h)	0.68%	$1,000.00	$1,021.66	$3.45
R6	Actual	0.67%	$1,000.00	$1,147.00	$3.03
	Hypothetical (h)	0.67%	$1,000.00	$1,021.71	$3.40

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 154/365 for Actual Expenses (for Hypothetical Expenses, multiplied by 183/365 to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

For actual expenses paid, the calculation is based on the period from the commencement of the fund’s investment operations, June 30, 2020, through November 30, 2020. For hypothetical expenses paid, it is assumed that the fund was in existence for the entire six month period ended November 30, 2020.

4

PORTFOLIO OF INVESTMENTS

11/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.0%
Aerospace - 0.6%
Dassault Aviation S.A. (a)	23,729	$24,390,636

Airlines - 2.4%
Aena S.A. (a)	298,782	$48,753,027
Ryanair Holdings PLC, ADR (a)	570,726	59,224,237

		$107,977,264
Alcoholic Beverages - 2.6%
Diageo PLC	1,597,279	$61,180,079
Heineken N.V.	284,818	30,007,626
Pernod Ricard S.A.	113,099	21,528,680

		$112,716,385
Apparel Manufacturers - 2.6%
Adidas AG (a)	142,413	$45,349,548
Burberry Group PLC	966,185	22,213,041
Compagnie Financiere Richemont S.A.	587,796	48,657,109

		$116,219,698
Automotive - 2.0%
Continental AG	209,173	$28,459,224
Koito Manufacturing Co. Ltd.	972,200	58,152,684

		$86,611,908
Brokerage & Asset Managers - 2.7%
Deutsche Boerse AG	442,164	$73,709,087
IG Group Holdings PLC	4,167,767	44,783,445

		$118,492,532
Business Services - 3.7%
Accenture PLC, “A”	100,439	$25,018,351
Capgemini	329,497	45,537,458
CGI, Inc. (a)	560,009	41,357,098
Compass Group PLC	1,394,841	24,541,892
Secom Co. Ltd.	276,200	27,372,766

		$163,827,565
Computer Software - 0.4%
SAP SE	160,639	$19,496,341

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - 3.7%
Amadeus IT Group S.A.	932,666	$63,523,277
Fujitsu Ltd.	415,200	57,686,551
Hitachi Ltd.	1,111,300	41,991,232

		$163,201,060
Conglomerates - 1.4%
Smiths Group PLC	3,184,633	$62,060,965

Construction - 1.0%
Techtronic Industries Co. Ltd.	3,475,000	$44,541,223

Consumer Products - 0.5%
Kao Corp.	276,200	$20,580,181

Electrical Equipment - 3.6%
Schneider Electric SE	780,475	$108,270,446
Yokogawa Electric Corp.	2,779,800	48,735,079

		$157,005,525
Electronics - 4.0%
Hoya Corp.	139,600	$18,599,962
Kyocera Corp.	555,700	31,589,455
NXP Semiconductors N.V.	175,795	27,849,444
Samsung Electronics Co. Ltd., GDR	32,102	48,476,256
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	511,865	49,661,142

		$176,176,259
Energy - Integrated - 3.2%
BP PLC	6,535,803	$21,382,451
Eni S.p.A.	5,464,064	53,699,307
Galp Energia SGPS S.A.	3,327,212	35,590,315
Idemitsu Kosan Co. Ltd.	695,000	14,401,884
Suncor Energy, Inc.	1,118,636	17,890,252

		$142,964,209
Food & Beverages - 2.1%
Danone S.A.	856,913	$54,883,503
Nestle S.A.	322,522	35,989,598

		$90,873,101
Food & Drug Stores - 1.7%
Tesco PLC	25,321,672	$76,535,000

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - 6.9%
Chubb Ltd.	292,796	$43,284,033
Manulife Financial Corp.	2,907,339	49,541,397
Sampo Oyj	1,072,161	46,335,534
St. James’s Place PLC	4,206,879	57,100,542
Swiss Re Ltd.	243,539	22,204,982
Willis Towers Watson PLC	421,312	87,712,945

		$306,179,433
Leisure & Toys - 1.1%
Nintendo Co. Ltd.	41,700	$23,669,942
Prosus N.V.	244,344	26,392,367

		$50,062,309
Machinery & Tools - 4.1%
Aalberts Industries N.V.	626,892	$27,188,195
Daikin Industries Ltd.	276,200	62,607,979
Epiroc AB, “A”	1,284,791	21,310,996
SMC Corp.	113,300	71,973,716

		$183,080,886
Major Banks - 11.6%
ABN AMRO Group N.V., GDR (a)	2,657,021	$27,305,803
Bank of Ireland Group PLC (a)	13,091,072	41,068,487
Barclays PLC (a)	48,121,463	86,084,646
BNP Paribas (a)	1,502,338	76,561,383
Mitsubishi UFJ Financial Group, Inc.	12,381,300	52,826,441
National Australia Bank Ltd.	2,001,617	33,631,979
Toronto-Dominion Bank	1,554,676	82,935,207
UBS Group AG	7,797,950	110,435,070

		$510,849,016
Medical Equipment - 0.4%
Koninklijke Philips N.V. (a)	382,825	$19,800,466

Metals & Mining - 2.3%
Rio Tinto PLC	1,537,762	$99,640,752

Natural Gas - Distribution - 1.2%
Italgas S.p.A.	8,019,885	$51,410,746

Network & Telecom - 1.0%
LM Ericsson Telephone Co., “B”	3,438,309	$41,947,799

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - 3.4%
AIB Group PLC (a)	21,580,137	$38,767,251
Julius Baer Group Ltd.	658,999	37,970,727
KBC Group N.V. (a)	1,079,289	74,911,101

		$151,649,079
Pharmaceuticals - 5.4%
Bayer AG	571,052	$32,880,529
Novartis AG	1,019,231	92,439,054
Novo Nordisk A.S., “B”	844,711	56,732,214
Roche Holding AG	173,146	56,904,993

		$238,956,790
Printing & Publishing - 3.0%
RELX PLC	2,505,100	$58,359,904
Wolters Kluwer N.V.	883,787	74,112,041

		$132,471,945
Railroad & Shipping - 2.1%
Canadian Pacific Railway Ltd.	292,543	$94,511,640

Real Estate - 0.5%
Deutsche Wohnen SE	459,344	$23,017,085

Restaurants - 0.5%
Yum China Holdings, Inc.	404,348	$22,797,140

Specialty Chemicals - 2.7%
Linde PLC	335,554	$85,616,810
Nitto Denko Corp.	415,200	34,361,379

		$119,978,189
Telecommunications - Wireless - 5.6%
KDDI Corp.	3,024,800	$86,730,767
Rogers Communications, Inc.	767,564	36,206,183
Vodafone Group PLC	76,707,525	126,184,835

		$249,121,785
Telephone Services - 0.9%
TELUS Corp.	2,109,043	$40,680,317

Tobacco - 2.2%
Imperial Brands PLC	3,496,140	$63,328,502
Philip Morris International, Inc.	440,904	33,398,478

		$96,726,980

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - 4.9%
E.ON SE	3,652,546	$39,543,583
Iberdrola S.A.	7,494,679	102,132,506
National Grid PLC	6,735,592	76,045,414

		$217,721,503
Total Common Stocks (Identified Cost, $3,961,702,557)		$4,334,273,712

Preferred Stocks - 1.0%
Consumer Products - 1.0%
Henkel AG & Co. KGaA (Identified Cost, $42,710,501)	418,885	$45,089,948

	Strike Price	First Exercise
Warrants - 0.0%
Apparel Manufacturers - 0.0%
Compagnie Financiere Richemont S.A. (1 share for 1 warrant, Expiration date 12/04/2023) (a)(n) (Identified Cost, $0)	CHF 67.00	11/22/23	1,175,592	$232,855

Investment Companies (h) - 0.6%
Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.1% (v) (Identified Cost, $24,067,697)			24,067,697	$24,067,697

Other Assets, Less Liabilities - 0.4%				17,363,651
Net Assets - 100.0%				$4,421,027,863

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $24,067,697 and $4,379,596,515, respectively.

(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $232,855, representing 0.0% of net assets.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CHF	Swiss Franc

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $4,004,413,058)	$4,379,596,515
Investments in affiliated issuers, at value (identified cost, $24,067,697)	24,067,697
Cash	345,447
Foreign currency, at value (identified cost, $50,701)	50,701
Receivables for
Fund shares sold	8,214,012
Interest and dividends	8,920,844
Receivable from investment adviser	14,835
Total assets	$4,421,210,051

Liabilities
Payable to affiliates
Administrative services fee	$6,006
Shareholder servicing costs	242
Distribution and service fees	36
Payable for independent Trustees’ compensation	1,969
Accrued expenses and other liabilities	173,935
Total liabilities	$182,188
Net assets	$4,421,027,863

Net assets consist of
Paid-in capital	$4,042,370,793
Total distributable earnings (loss)	378,657,070
Net assets	$4,421,027,863
Shares of beneficial interest outstanding	385,406,547

See Notes to Financial Statements

10

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$461,834	40,307	$11.46
Class C	76,212	6,678	11.41
Class I	1,456,728	126,942	11.48
Class R1	76,212	6,678	11.41
Class R2	76,579	6,700	11.43
Class R3	76,762	6,700	11.46
Class R4	76,945	6,697	11.49
Class R6	4,418,726,591	385,205,845	11.47

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.16 [100 /94.25 x $11.46]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/20 (c) (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$23,622,900
Dividends from affiliated issuers	16,060
Income on securities loaned	13,090
Foreign taxes withheld	(1,515,265)
Total investment income	$22,136,785
Expenses
Management fee	$7,562,860
Distribution and service fees	2,195
Shareholder servicing costs	356
Administrative services fee	132,352
Independent Trustees’ compensation	2,569
Custodian fee	131,387
Shareholder communications	4,126
Audit and tax fees	18,868
Legal fees	918
Miscellaneous	100,215
Total expenses	$7,955,846
Fees paid indirectly	(57)
Reduction of expenses by investment adviser	(1,194,759)
Net expenses	$6,761,030
Net investment income (loss)	$15,375,755

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(11,916,731)
Affiliated issuers	(297)
Foreign currency	(34,855)
Net realized gain (loss)	$(11,951,883)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$375,183,457
Translation of assets and liabilities in foreign currencies	49,741
Net unrealized gain (loss)	$375,233,198
Net realized and unrealized gain (loss)	$363,281,315
Change in net assets from operations	$378,657,070

(c)	For the period from the commencement of the fund’s investment operations, June 30, 2020, through the stated period end.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended (c) 11/30/20 (unaudited)

From operations
Net investment income (loss)	$15,375,755
Net realized gain (loss)	(11,951,883)
Net unrealized gain (loss)	375,233,198
Change in net assets from operations	$378,657,070
Total distributions to shareholders	$—
Change in net assets from fund share transactions	$4,042,370,793
Total change in net assets	$4,421,027,863

Net assets
At beginning of period	—
At end of period	$4,421,027,863

(c)	For the period from the commencement of the fund’s investment operations, June 30, 2020, through the stated period end.

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended (c) 11/30/20
Class A
	(unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05
Net realized and unrealized gain (loss)	1.41
Total from investment operations	$1.46
Net asset value, end of period (x)	$11.46
Total return (%) (r)(s)(t)(x)	14.60	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)
Expenses after expense reductions (f)	0.93	(a)
Net investment income (loss)	1.17	(a)
Portfolio turnover	7	(n)
Net assets at end of period (000 omitted)	$462

	Six months ended (c) 11/30/20
Class C
	(unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)
Net realized and unrealized gain (loss)	1.41
Total from investment operations	$1.41
Net asset value, end of period (x)	$11.41
Total return (%) (r)(s)(t)(x)	14.10	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86	(a)
Expenses after expense reductions (f)	1.68	(a)
Net investment income (loss)	0.04	(a)
Portfolio turnover	7	(n)
Net assets at end of period (000 omitted)	$76

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended (c) 11/30/20
Class I
	(unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07
Net realized and unrealized gain (loss)	1.41
Total from investment operations	$1.48
Net asset value, end of period (x)	$11.48
Total return (%) (r)(s)(t)(x)	14.80	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)
Expenses after expense reductions (f)	0.68	(a)
Net investment income (loss)	1.55	(a)
Portfolio turnover	7	(n)
Net assets at end of period (000 omitted)	$1,457

	Six months ended (c) 11/30/20
Class R1
	(unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)
Net realized and unrealized gain (loss)	1.41
Total from investment operations	$1.41
Net asset value, end of period (x)	$11.41
Total return (%) (r)(s)(t)(x)	14.10	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86	(a)
Expenses after expense reductions (f)	1.68	(a)
Net investment income (loss)	0.04	(a)
Portfolio turnover	7	(n)
Net assets at end of period (000 omitted)	$76

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended (c) 11/30/20
Class R2
	(unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02
Net realized and unrealized gain (loss)	1.41
Total from investment operations	$1.43
Net asset value, end of period (x)	$11.43
Total return (%) (r)(s)(t)(x)	14.30	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.36	(a)
Expenses after expense reductions (f)	1.18	(a)
Net investment income (loss)	0.54	(a)
Portfolio turnover	7	(n)
Net assets at end of period (000 omitted)	$77

	Six months ended (c) 11/30/20
Class R3
	(unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04
Net realized and unrealized gain (loss)	1.42
Total from investment operations	$1.46
Net asset value, end of period (x)	$11.46
Total return (%) (r)(s)(t)(x)	14.60	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)
Expenses after expense reductions (f)	0.93	(a)
Net investment income (loss)	0.79	(a)
Portfolio turnover	7	(n)
Net assets at end of period (000 omitted)	$77

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended (c) 11/30/20
Class R4
	(unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05
Net realized and unrealized gain (loss)	1.44
Total from investment operations	$1.49
Net asset value, end of period (x)	$11.49
Total return (%) (r)(s)(t)(x)	14.90	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)
Expenses after expense reductions (f)	0.68	(a)
Net investment income (loss)	1.04	(a)
Portfolio turnover	7	(n)
Net assets at end of period (000 omitted)	$77

	Six months ended (c) 11/30/20
Class R6
	(unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07
Net realized and unrealized gain (loss)	1.40
Total from investment operations	$1.47
Net asset value, end of period (x)	$11.47
Total return (%) (r)(s)(t)(x)	14.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)
Expenses after expense reductions (f)	0.67	(a)
Net investment income (loss)	1.52	(a)
Portfolio turnover	7	(n)
Net assets at end of period (000 omitted)	$4,418,727

See Notes to Financial Statements

17

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 30, 2020, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International Large Cap Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have

19

Notes to Financial Statements (unaudited) – continued

been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund

20

Notes to Financial Statements (unaudited) – continued

could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$44,783,445	$834,658,023	$—	$879,441,468
Japan	268,899,529	382,380,489	—	651,280,018
Switzerland	232,855	404,601,533	—	404,834,388
Canada	363,122,094	—	—	363,122,094
France	—	331,172,106	—	331,172,106
Germany	191,223,147	116,322,198	—	307,545,345
United States	275,030,617	—	—	275,030,617
Netherlands	121,761,951	110,893,991	—	232,655,942
Spain	—	214,408,810	—	214,408,810
Other Countries	294,958,506	425,147,221	—	720,105,727
Mutual Funds	24,067,697	—	—	24,067,697
Total	$1,584,079,841	$2,819,584,371	$—	$4,403,664,212

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be

21

Notes to Financial Statements (unaudited) – continued

terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At November 30, 2020, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the

22

Notes to Financial Statements (unaudited) – continued

custodian by the fund. The amount of the credit, for the period ended November 30, 2020, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

The fund declared no distributions for the period ended November 30, 2020.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/20

Cost of investments	$4,028,480,754
Gross appreciation	400,632,818

Gross depreciation	(25,449,360)
Net unrealized appreciation (depreciation)	$375,183,458

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. On October 2, 2020, the fund announced that effective December 21, 2020, the time period will be shortened for the automatic conversion of Class C shares to Class A shares, of the same fund, from approximately ten years to approximately eight years after purchase. On or about December 21, 2020, any Class C shares that have an original purchase date of December 31, 2012 or earlier will convert to Class A shares, of the same fund.

23

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $2.5 billion	0.75%
In excess of $2.5 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.65%
In excess of $10 billion and up to $20 billion	0.62%
In excess of $20 billion	0.60%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period ended November 30, 2020, this management fee reduction amounted to $112,031, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the period ended November 30, 2020 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	C	I	R1	R2	R3	R4	R6
0.96%	1.71%	0.71%	1.71%	1.21%	0.96%	0.71%	0.67%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2021. For the period ended November 30, 2020, this reduction amounted to $1,082,728, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $0 for the period ended November 30, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

24

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$332
Class C	0.75%	0.25%	1.00%	1.00%	678
Class R1	0.75%	0.25%	1.00%	1.00%	678
Class R2	0.25%	0.25%	0.50%	0.50%	338
Class R3	—	0.25%	0.25%	0.25%	169
Total Distribution and Service Fees					$2,195

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the period ended November 30, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. There were no service fee rebates for the period ended November 30, 2020.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the period ended November 30, 2020.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the period ended November 30, 2020, the fee was $110, which equated to 0.00001% annually of the fund’s average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the period ended November 30, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $246.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the period ended November 30, 2020 was equivalent to an annual effective rate of 0.0131% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay

25

Notes to Financial Statements (unaudited) – continued

compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

On June 29, 2020, MFS purchased 185,000 shares of Class R6 and 5,000 shares each of Class A, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 for an aggregate amount of $2,200,000 as an initial investment in the fund.

On July 14, 2020, MFS purchased 25,218 shares each of Class A, Class C, Class R1, Class R2, and Class R3, and 25,193 shares each of Class I and Class R4 for an aggregate amount of $1,820,000.

On July 14, 2020, MFS redeemed 176,528 shares of Class R6 for an aggregate amount of $1,820,000.

On September 9, 2020, MFS redeemed 23,541 shares each of Class C and Class R1, 23,496 shares each of Class I and Class R4, and 23,518 shares each of Class R2 and Class R3 for an aggregate amount of $1,500,000.

At November 30, 2020, MFS held approximately 75% of Class A and 100% of the outstanding shares each of Class C, Class R1, Class R2, Class R3, and Class R4.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the period ended November 30, 2020, the fund engaged in purchase transactions pursuant to this policy, which amounted to $118,749.

(4) Portfolio Securities

For the period ended November 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $4,187,408,558 and $171,068,461, respectively.

26

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 11/30/20 (c)

	Shares	Amount
Shares sold
Class A	40,307	$419,380
Class C	30,219	310,000
Class I	150,438	1,592,646
Class R1	30,219	310,000
Class R2	30,218	310,000
Class R3	30,218	310,000
Class R4	30,193	310,000
Class R6	385,382,768	4,042,132,845
	385,724,580	$4,045,694,871

Shares reacquired
Class C	(23,541)	$(250,000)
Class I	(23,496)	(250,000)
Class R1	(23,541)	(250,000)
Class R2	(23,518)	(250,000)
Class R3	(23,518)	(250,000)
Class R4	(23,496)	(250,000)
Class R6	(176,923)	(1,824,078)
	(318,033)	$(3,324,078)

Net change
Class A	40,307	$419,380
Class C	6,678	60,000
Class I	126,942	1,342,646
Class R1	6,678	60,000
Class R2	6,700	60,000
Class R3	6,700	60,000
Class R4	6,697	60,000
Class R6	385,205,845	4,040,308,767
	385,406,547	$4,042,370,793

(c)	For the period from the commencement of the fund’s investment operations, June 30, 2020, through the stated period end.

27

Notes to Financial Statements (unaudited) – continued

(6) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$—	$791,627,499	$767,559,505	$(297)	$—	$24,067,697

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$16,060	$—

(7) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

28

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

MFS International Large Cap Value Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment advisory agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In April and May 2020, the Board met by videoconference (in accordance with Securities and Exchange Commission relief) to consider the initial approval of the Agreement (“the initial review meetings”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS.

In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund.

In connection with their initial review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions Inc. (“Broadridge”), an independent third party, on the Fund’s proposed advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge, as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (ii) information provided by MFS on the advisory fees it charges to other registered funds managed in a similar style to the Fund, and (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” would be observed for the Fund. In addition, in connection with the independent Trustees’ meetings in May 2020 for the purpose of considering whether to approve the continuation of the investment advisory agreements for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business, (iii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (iv) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (v) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

29

Board Approval of Investment Advisory Agreement – continued

The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not yet commenced investment operations at the time of the initial review meetings, the Fund had no investment performance for the Trustees to review.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s proposed advisory fee and the estimated total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees also considered that MFS will observe an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees considered that, according to the data provided by Broadridge (which takes into account any proposed fee reductions or expense limitations for the Fund), the Fund’s effective advisory fee rate and total expense ratio would each be lower than the Broadridge expense group median.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s proposed advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $2.5 billion, $5 billion, $10 billion and $20 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the proposed contractual breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund had not yet commenced operations. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and institutional accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee to be charged to the Fund represents reasonable compensation in light of the services to be provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also

30

Board Approval of Investment Advisory Agreement – continued

considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the Agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s Agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the Agreement.

31

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

32

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MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: January 14, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: January 14, 2021

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 14, 2021

*	Print name and title of each signing officer under his or her signature.